As filed with the Securities and Exchange Commission on June 27, 1997

                                                                       File Nos.
                                                                         2-94222
                                                                        811-4149

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.

   Post-Effective Amendment No. 24                            (X)
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No.   25                                         (X)

                             FRANKLIN TAX-FREE TRUST
               (Exact Name of Registrant as Specified in Charter)

              777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404 (Address of Principal Executive Offices) (Zip Code)

    Registrant's Telephone Number, Including Area Code (415) 312-2000

     Harmon E. Burns, 777 Mariners Island Blvd., San Mateo, CA 94404
            (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on July 1, 1997 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(i)
     [ ] on (date) pursuant to paragraph (a)(ii)
     [ ] on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Declaration Pursuant to Rule 24f-2. The issuer has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24(f)(2) under the Investment Company Act of 1940. The Rule 24f-2 Notice for the issuers most recent fiscal year was filed on April 29, 1997.


                             FRANKLIN TAX-FREE TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                Part A: Information Required in Prospectus
                (Franklin Arizona Insured Tax-Free Income Fund, Franklin Florida Insured Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund,
                Franklin Massachusetts Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund and Franklin Ohio Insured Tax-Free Income Fund)

 N-1A                                      Location in
 ITEM NO.  ITEM                            REGISTRATION STATEMENT

1.         Cover Page                      Cover Page

2.         Synopsis                        "Expense Summary"

3.         Condensed Financial Information "Financial Highlights";"How
                                           does the Fund Measure
                                           Performance?"

4.         General Description of          "How is the Trust Organized?";
           Registrant                      "How does the Fund Invest its
                                           Assets?"

5.         Management of the Fund          "Who Manages the Fund?"

 5A.        Management's Discussion of      Contained in Registrant's
            Fund Performance                Annual Report to Shareholders

6.         Capital Stock and Other         "How is the Trust Organized?";
           Securities                      "Services to Help You Manage
                                           Your Account"; "What
                                           Distributions Might I Receive
                                           from the Fund?"; "How Taxation
                                           Affects the Fund and its
                                           Shareholders"; "What If I Have
                                           Questions About My Account?"

7.         Purchase of Securities Being     "How Do I Buy Shares?"; "May
           Offered                          I Exchange Shares for Shares
                                            of Another Fund?";
                                            "Transaction Procedures and
                                            Special Requirements";
                                            "Services to Help You Manage
                                            Your Account"; "Useful Terms
                                            and Definitions"; "What If I
                                            Have Questions About My
                                            Account?"; "Who Manages the
                                            Fund?"

8.         Redemption or Repurchase        "May I Exchange Shares for
                                           Shares of Another Fund?"; "How
                                           Do I Sell Shares?";
                                           "Transaction Procedures and
                                           Special Requirements";
                                           "Services to Help You Manage
                                           Your Account"

9.         Pending Legal Proceedings       Not Applicable


                              CROSS REFERENCE SHEET
                                    FORM N-1A

                 Part A: Information Required in Prospectus

                 (Franklin Alabama Tax-Free Income Fund,
                 Franklin Florida Tax-Free Income Fund,
                 Franklin Georgia Tax-Free Income Fund,
                 Franklin Kentucky Tax-Free Income Fund,
                 Franklin Louisiana Tax-Free Income Fund,
                 Franklin Maryland Tax-Free Income Fund,
                 Franklin Missouri Tax-Free Income Fund,
                 Franklin North Carolina Tax-Free Income Fund, Franklin Texas Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund)

   N-1A                                    Location in
 ITEM NO.  ITEM                            REGISTRATION STATEMENT

1.         Cover Page                      Cover Page

2.         Synopsis                        "Expense Summary"

3.         Condensed Financial Information "Financial Highlights";"How
                                           does the Fund Measure
                                           Performance?"

4.         General Description of          "How is the Trust Organized?";
           Registrant                      "How does the Fund Invest its
                                           Assets?"

5.         Management of the Fund          "Who Manages the Fund?"

 5A.        Management's Discussion of      Contained in Registrant's
            Fund Performance                Annual Report to Shareholders

6.         Capital Stock and Other         "How is the Trust Organized?";
           Securities                      "Services to Help You Manage
                                           Your Account"; "What
                                           Distributions Might I Receive
                                           from the Fund?"; "How Taxation
                                           Affects the Fund and its
                                           Shareholders"; "What If I Have
                                           Questions About My Account?"

7.         Purchase of Securities Being    "How Do I Buy Shares?"; "May I
           Offered                         Exchange Shares for Shares of
                                           Another Fund?"; "Transaction
                                           Procedures and Special
                                           Requirements"; "Services to
                                           Help You Manage Your Account";
                                           "Useful Terms and
                                           Definitions"; "What If I Have
                                           Questions About My Account?";
                                           "Who Manages the Fund?"

8.         Redemption or Repurchase        "May I Exchange Shares for
                                           Shares of Another Fund?"; "How
                                           Do I Sell Shares?";
                                           "Transaction Procedures and
                                           Special Requirements";
                                           "Services to Help You Manage
                                           Your Account"

9.         Pending Legal Proceedings       Not Applicable

                             FRANKLIN TAX-FREE TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                Part A: Information Required in Prospectus
                 (Franklin Arizona Tax-Free Income Fund,
                 Franklin Colorado Tax-Free Income Fund,
                 Franklin Connecticut Tax-Free Income Fund,
                 Franklin Indiana Tax-Free Income Fund,
                 Franklin Michigan Tax-Free Income Fund,
                 Franklin New Jersey Tax-Free Income Fund,
                 Franklin Oregon Tax-Free Income Fund,
                 Franklin Pennsylvania Tax-Free Income Fund,
                 Franklin Puerto Rico Tax-Free Income Fund and Franklin High Yield Tax-Free Income Fund)

 N-1A                                      Location in
 ITEM NO.  ITEM                            REGISTRATION STATEMENT

1.         Cover Page                      Cover Page

2.         Synopsis                        "Expense Summary"

3.         Condensed Financial Information "Financial Highlights";"How
                                           does the Fund Measure
                                           Performance?"

4.         General Description of          "How is the Trust Organized?";
           Registrant                      "How does the Fund Invest its
                                           Assets?"

5.         Management of the Fund          "Who Manages the Fund?"

 5A.        Management's Discussion of     Contained in Registrant's
            Fund Performance               Annual Report to Shareholders

6.         Capital Stock and Other         "How is the Trust Organized?";
           Securities                      "Services to Help You Manage
                                           Your Account"; "What
                                           Distributions Might I Receive
                                           from the Fund?"; "How Taxation
                                           Affects the Fund and its
                                           Shareholders"; "What If I Have
                                           Questions About My Account?"

7.         Purchase of Securities Being    "How Do I Buy Shares?"; "May I
           Offered                         Exchange Shares for Shares of
                                           Another Fund?"; "Transaction
                                           Procedures and Special
                                           Requirements"; "Services to
                                           Help You Manage Your Account";
                                           "Useful Terms and
                                           Definitions"; "What If I Have
                                           Questions About My Account?";
                                           "Who Manages the Fund?"

8.         Redemption or Repurchase        "May I Exchange Shares for
                                           Shares of Another Fund?"; "How
                                           Do I Sell Shares?";
                                           "Transaction Procedures and
                                           Special Requirements";
                                           "Services to Help You Manage
                                           Your Account"

9.         Pending Legal Proceedings       Not Applicable

                             FRANKLIN TAX-FREE TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                Part A: Information Required in Prospectus
        (Franklin Federal Intermediate-Term Tax-Free Income Fund)

N-1A                                      LOCATION IN
ITEM NO.  ITEM                            REGISTRATION STATEMENT

1.         Cover Page                      Cover Page

2.         Synopsis                        "Expense Summary"

3.         Condensed Financial Information "Financial Highlights";"How
                                           does the Fund Measure
                                           Performance?"

4.         General Description of          "How is the Trust Organized?";
           Registrant                      "How does the Fund Invest its
                                           Assets?"

5.         Management of the Fund          "Who Manages the Fund?"

 5A.        Management's Discussion of      Contained in Registrant's
            Fund Performance                Annual Report to Shareholders

6.         Capital Stock and Other         "How is the Trust Organized?";
           Securities                      "Services to Help You Manage
                                           Your Account"; "What
                                           Distributions Might I Receive
                                           from the Fund?"; "How Taxation
                                           Affects the Fund and its
                                           Shareholders"; "What If I Have
                                           Questions About My Account?"

7.         Purchase of Securities Being    "How Do I Buy Shares?"; "May I
           Offered                         Exchange Shares for Shares of
                                           Another Fund?"; "Transaction
                                           Procedures and Special
                                           Requirements"; "Services to
                                           Help You Manage Your Account";
                                           "Useful Terms and
                                           Definitions"; "What If I Have
                                           Questions About My Account?";
                                           "Who Manages the Fund?"

8.         Redemption or Repurchase        "May I Exchange Shares for
                                           Shares of Another Fund?"; "How
                                           Do I Sell Shares?";
                                           "Transaction Procedures and
                                           Special Requirements";
                                           "Services to Help You Manage
                                           Your Account"

9.         Pending Legal Proceedings       Not Applicable


                             FRANKLIN TAX-FREE TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         Part B: Information Required in
                         Statement of Additional Information
                         (Franklin Arizona Insured Tax-Free Income Fund, Franklin Florida Insured Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund,
                         Franklin Massachusetts Insured Tax-Free Income Fund, Franklin Michigan Insured Tax-Free Income Fund, Franklin Minnesota Insured Tax-Free Income Fund and Franklin Ohio Insured Tax-Free Income Fund)

N-1A                                   Location in
ITEM NO.  ITEM                         REGISTRATION STATEMENT

10.        Cover Page                   Cover Page

11.        Table of Contents            Contents

12.        General Information and      See "Expense Summary" in the
           History                      Prospectus

13.        Investment Objectives and    "How does the Fund Invest its
           Policies                     Assets?"; "Investment
                                        Restrictions"

14.        Management of the Fund       "Officers and Trustees";
                                        "Investment Management and
                                        Other Services"

15.        Control Persons and          "Officers and Trustees";
           Principal Holders of         "Investment Management and
           Securities                   Other Services"; "Miscellaneous
                                        Information"

16.        Investment Advisory and      "Investment Management and
           Other Services               Other Services"; "The Fund's
                                        Underwriter"

17.        Brokerage Allocation and     "How does the Fund Buy
           Other Practices              Securities for its Portfolio?"

18.        Capital Stock and Other      See Prospectus "How is the
           Securities                   Trust Organized?"

19.        Purchase, Redemption and     "How Do I Buy, Sell and
           Pricing of Securities        Exchange Shares?"; "How are
           Being Offered                Fund Shares Valued?";
                                        "Financial Statements"

20.        Tax Status                   "Additional Information on
                                        Distributions and Taxes"

21.        Underwriters                 "The Fund's Underwriter"

22.        Calculation of Performance   "How does the Fund Measure
           Data                         Performance?"

23.        Financial Statements         "Financial Statements"

                             FRANKLIN TAX-FREE TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         Part B: Information Required in
                         Statement of Additional Information
                         (Franklin Alabama Tax-Free Income Fund,
                         Franklin Florida Tax-Free Income Fund,
                         Franklin Georgia Tax-Free Income Fund,
                         Franklin Kentucky Tax-Free Income Fund,
                         Franklin Louisiana Tax-Free Income Fund,
                         Franklin Maryland Tax-Free Income Fund,
                         Franklin Missouri Tax-Free Income Fund,
                         Franklin North Carolina Tax-Free Income Fund, Franklin Texas Tax-Free Income Fund and Franklin Virginia Tax-Free Income Fund)

N-1A                                   Location in
ITEM NO.  ITEM                         REGISTRATION STATEMENT

10.        Cover Page                   Cover Page

11.        Table of Contents            Contents

12.        General Information and      See "Expense Summary" in the
           History                      Prospectus

13.        Investment Objectives and    "How does the Fund Invest its
           Policies                     Assets?"; "Investment
                                        Restrictions"

14.        Management of the Fund       "Officers and Trustees";
                                        "Investment Management and
                                        Other Services"

15.        Control Persons and          "Officers and Trustees";
           Principal Holders of         "Investment Management and
           Securities                   Other Services"; "Miscellaneous
                                        Information"

16.        Investment Advisory and      "Investment Management and
           Other Services               Other Services"; "The Fund's
                                        Underwriter"

17.        Brokerage Allocation and     "How does the Fund Buy
           Other Practices              Securities for its Portfolio?"

18.        Capital Stock and Other      See Prospectus "How is the
           Securities                   Trust Organized?"

19.        Purchase, Redemption and     "How Do I Buy, Sell and
           Pricing of Securities        Exchange Shares?"; "How are
           Being Offered                Fund Shares Valued?";
                                        "Financial Statements"

20.        Tax Status                   "Additional Information on
                                        Distributions and Taxes"

21.        Underwriters                 "The Fund's Underwriter"

22.        Calculation of Performance   "How does the Fund Measure
           Data                         Performance?"

23.        Financial Statements         "Financial Statements"

                             FRANKLIN TAX-FREE TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A
                         Part B: Information Required in
                         Statement of Additional Information
                         (Franklin Arizona Tax-Free Income Fund,
                         Franklin Colorado Tax-Free Income Fund,
                         Franklin Connecticut Tax-Free Income Fund,
                         Franklin Indiana Tax-Free Income Fund,
                         Franklin Michigan Tax-Free Income Fund,
                         Franklin New Jersey Tax-Free Income Fund,
                         Franklin Oregon Tax-Free Income Fund,
                         Franklin Pennsylvania Tax-Free Income Fund,
                         Franklin Puerto Rico Tax-Free Income Fund and Franklin High Yield Tax-Free Income Fund)

N-1A                                   Location in
ITEM NO.  ITEM                         REGISTRATION STATEMENT

10.        Cover Page                   Cover Page

11.        Table of Contents            Contents

12.        General Information and      See "Expense Summary" in the
           History                      Prospectus

13.        Investment Objectives and    "How does the Fund Invest its
           Policies                     Assets?"; "Investment
                                        Restrictions"

14.        Management of the Fund       "Officers and Trustees";
                                        "Investment Management and
                                        Other Services"

15.        Control Persons and          "Officers and Trustees";
           Principal Holders of         "Investment Management and
           Securities                   Other Services"; "Miscellaneous
                                        Information"

16.        Investment Advisory and      "Investment Management and
           Other Services               Other Services"; "The Fund's
                                        Underwriter"

17.        Brokerage Allocation and     "How does the Fund Buy
           Other Practices              Securities for its Portfolio?"

18.        Capital Stock and Other      See Prospectus "How is the
           Securities                   Trust Organized?"

19.        Purchase, Redemption and     "How Do I Buy, Sell and
           Pricing of Securities        Exchange Shares?"; "How are
           Being Offered                Fund Shares Valued?";
                                        "Financial Statements"

20.        Tax Status                   "Additional Information on
                                        Distributions and Taxes"

21.        Underwriters                 "The Fund's Underwriter"

22.        Calculation of Performance   "How does the Fund Measure
           Data                         Performance?"

23.        Financial Statements         "Financial Statements"

                            FRANKLIN TAX-FREE TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                         Part B: Information Required in
                       Statement of Additional Information
            (Franklin Federal Intermediate-Term Tax-Free Income Fund)

N-1A                                   Location in
ITEM NO.  ITEM                         REGISTRATION STATEMENT

10.        Cover Page                   Cover Page

11.        Table of Contents            Contents

12.        General Information and      See "Expense Summary" in the
           History                      Prospectus

13.        Investment Objectives and    "How does the Fund Invest its
           Policies                     Assets?"; "Investment
                                        Restrictions"

14.        Management of the Fund       "Officers and Trustees";
                                        "Investment Management and
                                        Other Services"

15.        Control Persons and          "Officers and Trustees";
           Principal Holders of         "Investment Management and
           Securities                   Other Services"; "Miscellaneous
                                        Information"

16.        Investment Advisory and      "Investment Management and
           Other Services               Other Services"; "The Fund's
                                        Underwriter"

17.        Brokerage Allocation and     "How does the Fund Buy
           Other Practices              Securities for its Portfolio?"

18.        Capital Stock and Other      See Prospectus "How is the
           Securities                   Trust Organized?"

19.        Purchase, Redemption and     "How Do I Buy, Sell and
           Pricing of Securities        Exchange Shares?"; "How are
           Being Offered                Fund Shares Valued?";
                                        "Financial Statements"

20.        Tax Status                   "Additional Information on
                                        Distributions and Taxes"

21.        Underwriters                 "The Fund's Underwriter"

22.        Calculation of Performance   "How does the Fund Measure
           Data                         Performance?"

23.        Financial Statements         "Financial Statements"

PROSPECTUS & APPLICATION

FRANKLIN
TAX-FREE
TRUST


JULY 1, 1997



FRANKLIN ARIZONA INSURED TAX-FREE INCOME FUND - CLASS I
FRANKLIN FLORIDA INSURED TAX-FREE INCOME FUND - CLASS I
FRANKLIN INSURED TAX-FREE INCOME FUND - CLASS I & CLASS II
FRANKLIN MASSACHUSETTS INSURED TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN MICHIGAN INSURED TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN MINNESOTA INSURED TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN OHIO INSURED TAX-FREE INCOME FUND - CLASS I & CLASS II


INVESTMENT STRATEGY

TAX-FREE INCOME

THIS PROSPECTUS DESCRIBES THE SEVEN SERIES OF THE FRANKLIN TAX-FREE TRUST (THE "TRUST") LISTED ABOVE. EACH SERIES MAY INDIVIDUALLY OR TOGETHER BE REFERRED TO AS THE "FUND(S)". THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE FUND. PLEASE KEEP IT FOR FUTURE REFERENCE.


THE FUND HAS A STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JULY 1, 1997, WHICH MAY BE AMENDED FROM TIME TO TIME. IT INCLUDES MORE INFORMATION ABOUT THE FUND'S PROCEDURES AND POLICIES. IT HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FOR A FREE COPY OR A LARGER PRINT VERSION OF THIS PROSPECTUS, CALL 1-800/DIAL BEN OR WRITE THE FUND AT ITS ADDRESS.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORmation may be obtained from Distributors.


FRANKLIN
TAX-FREE
TRUST


JULY 1, 1997
------------------------------------------------------------------------------

WHEN READING THIS PROSPECTUS, YOU WILL SEE CERTAIN TERMS BEGINNING WITH CAPITAL LETTERS. THIS MEANS THE TERM IS EXPLAINED IN OUR GLOSSARY SECTION.


TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary .....................................2

Financial Highlights ................................4

How does the Fund Invest its Assets? ...............10

What are the Fund's Potential Risks? ...............17

Who Manages the Fund? ..............................18

How does the Fund Measure Performance? .............21

How Taxation Affects the Fund and its
 Shareholders ......................................22

How is the Trust Organized? ........................25

ABOUT YOUR ACCOUNT

How Do I Buy Shares? ...............................26

May I Exchange Shares for Shares of Another
 Fund? .............................................31

How Do I Sell Shares? ..............................34

What Distributions Might I Receive from
 the Fund? .........................................37

Transaction Procedures and Special
 Requirements ......................................38

Services to Help You Manage Your Account............42

What If I Have Questions About My Account?..........45

GLOSSARY

Useful Terms and Definitions........................45

APPENDIX

State Risk Factors .................................47


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN

ABOUT THE FUND
EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended February 28, 1997. The Fund's actual expenses may vary.

                   ARIZONA FLORIDA INSURED MASSACHUSETTS MICHIGAN MINNESOTA OHIO
------------------------------------------------------------------------------
                    FUND    FUND   FUND       FUND        FUND    FUND      FUND

A.  SHAREHOLDER TRANSACTION EXPENSES+

CLASS I

Maximum Sales Charge
 (as a percentage
 of Offering Price)
                    4.25%  4.25%  4.25%      4.25%          4.25%    4.25% 4.25%
 Paid at time of purchase++
                    4.25%  4.25%  4.25%      4.25%          4.25%    4.25% 4.25%
 Paid at Redemption+++
                    NONE   NONE    NONE      NONE           NONE     NONE  NONE
------------------------------------------------------------------------------
EXCHANGE FEE
(PER TRANSACTION)  NONE    NONE   $5.00*     NONE           NONE     NONE  NONE
------------------------------------------------------------------------------
CLASS II

Maximum Sales Charge
 (as a percentage of
 Offering Price)    -       -     1.99%      1.99%          1.99%    1.99% 1.99%
 Paid at time of
 purchase++++       -       -     1.00%      1.00%          1.00%    1.00% 1.00%
 Paid at
 redemption+++      -       -     0.99%      0.99%          0.99%    0.99% 0.99%
Exchange Fee
 (per transaction)  -       -    $5.00*      NONE           NONE     NONE  NONE

B. ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)

CLASS I


Management Fees  0.63%** 0.63%**0.46%       0.53%       0.47%    0.50%     0.49%
Rule 12b-1
 Fees***         0.10%   0.09%  0.08%       0.08%       0.08%    0.08%     0.08%
Other Expenses   0.13%   0.08%  0.06%       0.07%       0.07%    0.08%     0.07%
Total Fund
Operating
 Expenses        0.86%** 0.80%**0.60%       0.68%       0.62%    0.66%     0.64%

CLASS II

Management Fees     -     -      0.46%      0.53%       0.47%    0.50%     0.49%
Rule 12b-1 Fees***  -     -      0.65%      0.65%       0.65%    0.65%     0.65%
Other Expenses      -     -      0.06%      0.07%       0.07%    0.08%     0.06%
Total Fund Operating
 Expenses           -     -      1.17%      1.25%       1.19%    1.23%     1.20%



C. EXAMPLE


Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

             ARIZONA   FLORIDA   INSURED MASSACHUSETTS MICHIGAN MINNESOTA OHIO
              FUND      FUND      FUND       FUND      FUND      FUND     FUND
------------------------------------------------------------------------------

CLASS I

1 Year****    $ 51     $ 50     $ 48        $ 49     $ 49       $ 49   $ 49
3 Years       $ 69     $ 67     $ 61        $ 63     $ 62       $ 63   $ 62
5 Years       $ 88     $ 85     $ 75        $ 79     $ 76       $ 78   $ 77
10 Years      $144     $137     $114        $124     $117       $121   $119

CLASS II

1 Year        -        -         $ 32       $ 33     $ 32       $ 32   $ 42
3 Years       -        -         $ 47       $ 49     $ 47       $ 49   $ 57
5 Years       -        -         $ 74       $ 78     $ 75       $ 77   $ 85
10 Years      -        -         $151       $160     $153       $157   $162

For the same Class II investment, you would pay projected expenses of $22 (Insured Fund), $23 (Massachusetts Fund), $22 (Michigan Fund), $22 (Minnesota
Fund) and $32 (Ohio Fund) if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+IF YOUR TRANSACTION IS PROCESSED THROUGH YOUR SECURITIES DEALER, YOU MAY BE CHARGED A FEE BY YOUR SECURITIES DEALER FOR THIS SERVICE.

++THERE IS NO FRONT-END SALES CHARGE IF YOU INVEST $1 MILLION OR MORE IN CLASS I SHARES.

+++A CONTINGENT DEFERRED SALES CHARGE MAY APPLY TO ANY CLASS II PURCHASE IF YOU SELL THE SHARES WITHIN 18 MONTHS AND TO CLASS I PURCHASES OF $1 MILLION OR MORE IF YOU SELL THE SHARES WITHIN ONE YEAR. THE CHARGE IS 1% OF THE VALUE OF THE SHARES SOLD OR THE NET ASSET VALUE AT THE TIME OF PURCHASE, WHICHEVER IS LESS. THE NUMBER IN THE TABLE SHOWS THE CHARGE AS A PERCENTAGE OF OFFERING PRICE. WHILE THE PERCENTAGE IS DIFFERENT DEPENDING ON WHETHER THE CHARGE IS SHOWN BASED ON THE NET ASSET VALUE OR THE OFFERING PRICE, THE DOLLAR AMOUNT PAID BY YOU WOULD BE THE SAME. SEE "HOW DO I SELL SHARES? - CONTINGENT DEFERRED SALES CHARGE" FOR DETAILS.

++++ALTHOUGH CLASS II HAS A LOWER FRONT-END SALES CHARGE THAN CLASS I, ITS RULE 12B-1 FEES ARE HIGHER. OVER TIME YOU MAY PAY MORE FOR CLASS II SHARES. PLEASE SEE "HOW DO I BUY SHARES? - DECIDING WHICH CLASS TO BUY."

*$5.00 FEE IS ONLY FOR MARKET TIMERS. WE PROCESS ALL OTHER EXCHANGES WITHOUT A FEE.

**FOR THE PERIOD SHOWN, ADVISERS HAD AGREED IN ADVANCE TO LIMIT ITS MANAGEMENT FEES. WITH THIS REDUCTION, MANAGEMENT FEES WERE 0.03% FOR THE ARIZONA FUND AND 0.18% FOR THE FLORIDA FUND. TOTAL OPERATING EXPENSES WERE 0.25% FOR THE ARIZONA FUND AND 0.35% FOR THE FLORIDA FUND.

***FOR THE ARIZONA AND FLORIDA FUNDS, THESE FEES MAY NOT EXCEED 0.15%. FOR THE REMAINING FUNDS, THESE FEES MAY NOT EXCEED 0.10% FOR CLASS I AND 0.65% FOR CLASS II. THE COMBINATION OF FRONT-END SALES CHARGES AND RULE 12B-1 FEES COULD CAUSE LONG-TERM SHAREHOLDERS TO PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGE PERMITTED UNDER THE NASD'S RULES.

****ASSUMES A CONTINGENT DEFERRED SALES CHARGE WILL NOT APPLY.

FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

Arizona Fund

Year Ended Feb. 28                                          1997              1996         1995        19941
-------------------------------------------------------------------------------------------------------------------

Per Share Operating Performance
Net Asset
 Value at
 Beginning
 of Period                                                   $10.36            $ 9.80       $10.28       $10.00
Net
 Investment
 Income                                                         .55               .55          .55          .34

Net
 Realized
 & Unrealized
 Gain (Loss)
 on Securities                                                  .003              .565        (.485)        .265
Total From
 Investment Operations                                          .553             1.115         .065         .605
Distributions From
 Net Investment Income                                         (.553)            (.555)       (.545)       (.325)
Distributions From Capital Gains                               -                 -            -            -
Total Distributions                                            (.553)            (.555)       (.545)       (.325)
Net Asset Value at End of Period                             $10.36            $10.36       $ 9.80       $10.28
Total Return**                                                 5.55%            11.64%         .94%        6.04%

Ratios/Supplemental Data

Net Assets at End
 of Period (in 000's)                                    $39,693           $38,199      $20,794      $12,895
Ratio of Expenses
 to Average Net Assets***                                     25%                 .16%         .10%         .03%*
Ratio of Net Investment
 Income to Average Net Assets                                  5.45%             5.51%        5.80%        4.85%*
Portfolio Turnover Rate                                       18.27%             4.12%       44.61%       62.88%

FLORIDA FUND

Year Ended Feb. 28                                          1997              1996         1995        19941
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                       $10.02            $ 9.53       $10.07       $10.00
Net Investment Income                                           .53               .53          .52          .34
Net Realized & Unrealized
 Gain (Loss) on Securities                                     (.032)             .491        (.531)        .060
Total From Investment Operations                                .498             1.021        (.011)        .400
Distributions From Net
 Investment Income                                             (.528)            (.531)       (.529)       (.330)
Distributions From Capital Gains                               -                 -            -            -
Total Distributions                                            (.528)            (.531)       (.529)       (.330)
Net Asset Value at End of Period                             $ 9.99            $10.02       $ 9.53       $10.07
Total Return**                                                 5.17%            10.95%         .21%        3.97%

Ratios/Supplemental Data

Net Assets at End of Period (in 000's)                       $77,177           $69,583      $46,847      $32,150
Ratio of Expenses to
 Average Net Assets***                                          .35%              .35%         .35%        -
Ratio of Net Investment Income
 to Average Net Assets                                         5.36%             5.37%        5.61%        4.97%*
Portfolio Turnover Rate                                       32.23%            24.36%       43.71%       28.72%

INSURED FUND - CLASS I

Year Ended Feb. 28        1997      1996     1995       1994      1993   1992     1991    1990     1989    1988
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset Value
 at Beginning of Period    $12.27    $11.97   $12.45     $12.43    $11.68 $11.41   $11.26  $11.08   $11.12  $12.02
Net Investment Income         .69       .71      .71        .73       .74    .74      .78     .78      .78     .79
Net Realized & Unrealized
 Gain (Loss) on Securities   (.114)     .302    (.481)      .020      .751   .298     .156    .204     .032   (.837)
Total From Investment
 Operations                   .576     1.012     .229       .750     1.491  1.038     .936    .984     .812   (.047)
Distributions From Net
 Investment Income           (.696)    (.712)   (.709)     (.730)    (.741) (.768)   (.786)  (.804)   (.852)  (.852)
Distributions From Capital Gains       -        -          -         -      -        -       -        -       -
(.001)
Total Distributions          (.696)    (.712)   (.709)     (.730)    (.741) (.768)   (.786)  (.804)   (.852)  (.853)
Net Asset
 Value at End of Period    $12.15    $12.27   $11.97     $12.45    $12.43 $11.68   $11.41  $11.26   $11.08  $11.12
Total Return**               4.88%     8.66%    2.03%      5.93%    12.93%  9.29%    8.38%   8.81%    7.38%   (.17)%

Ratios/Supplemental Data

Net Assets at End of
 Period (in 000's)  $1,662,087$1,705,038$1,683,234$1,802,548$1,539,186$1,130,592$850,089$711,300$551,436$316,606
Ratio of Expenses
 to Average Net Assets        .60%      .60%     .59%       .52%      .53%   .53%  .53%       .54%     .58%    .62%
Ratio of Net Investment
 Income to Average Net Assets5.68%     5.81%    6.00%      5.79%     6.22%  6.55%    6.95%   6.92%    7.01%   7.03%
Portfolio Turnover Rate     18.66%    13.52%   14.42%      6.85%     7.95%  6.35%    9.76%  11.96%   12.79%   5.65%

INSURED FUND - CLASS II

Year Ended Feb. 28                      1997                        19962
------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value at
 Beginning of Period                     $12.31                       $11.98
 Net Investment Income                      .62                          .54
Net Realized
 & Unrealized Gain
 (Loss) on Securities                      (.095)                        .322
Total From Investment Operations            .525                         .862
Distributions From Net Investment Income   (.625)                       (.532)
Distributions From Capital Gains           -                            -
Total Distributions                        (.625)                       (.532)
Net Asset Value at End of Period         $12.21                       $12.31
Total Return**                             4.42%                        7.32%

Ratios/Supplemental Data

Net Assets at
 End of Period (in 000's)               $21,521                       $8,152
Ratio of Expenses to Average Net Assets    1.17%                        1.18%*
Ratio of Net Investment Income to
 Average Net Assets                        5.10%                        5.21%*
Portfolio Turnover Rate                   18.66%                       13.52%

MASSACHUSETTS FUND - CLASS I

Year Ended Feb. 28         1997      1996     1995     1994   1993      1992    1991     1990  1989       1988
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset Value at
 Beginning of Period        $11.65    $11.34   $11.81   $11.73 $11.03    $10.76  $10.72   $10.59$10.61    $11.40
Net Investment Income          .63       .66      .66      .67 .69          .68     .72      .72   .71    .71
Net Realized & Unrealized
 Gain (Loss) on Securities    (.098)     .313    (.468)    .092   .685      .307    .040     .118 (.017)  (.725)
Total From Investment
 Operations                    .532      .973     .192     .762  1.375      .987    .760     .838  .693   (.015)
Distributions From Net
 Investment Income            (.642)    (.663)   (.662)   (.682) (.675)    (.717)  (.720)   (.708)(.713)  (.775)
Distributions From
 Capital Gains                -         -        -               -         -       -        -     -       -
Total Distributions           (.642)    (.663)   (.662)   (.682) (.675)    (.717)  (.720)   (.708)(.713)  (.775)
Net Asset Value at
 End of Period              $11.54    $11.65   $11.34   $11.81 $11.73    $11.03  $10.76   $10.72$10.59    $10.61
Total Return**                4.75%     8.80%    1.83%    6.39% 12.61%     9.34%   7.10%    7.82% 6.56%   .07%

Ratios/Supplemental Data

Net Assets at End of Period
 (in 000's)            $325,065  $301,529 $288,331 $307,013$278,510 $218,336$152,622 $123,906  $109,851  $102,764
Ratio of Expenses to
 Average Net Assets***         .68%      .69%     .67%     .60%   .64%      .67%    .70%     .72%  .75%   .80%
Ratio of Net
 Investment Income
 to Average Net Assets        5.51%     5.67%    5.89%    5.69%  6.09%     6.40%   6.72%    6.65% 6.81%   6.71%
Portfolio Turnover Rate      29.22%    10.29%   16.90%   13.82%  9.65%     7.49%  11.47%   14.14%22.97%   12.50%

MASSACHUSETTS FUND - CLASS II

Year Ended Feb. 28                      1997                        19962
---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value at
 Beginning of Period                     $11.69                       $11.36
Net Investment Income                       .57                          .50
Net Realized &
Unrealized Gain
 (Loss) on Securities                      (.094)                        .323
Total From Investment
 Operations                                 .476                         .823
Distributions From
 Net Investment Income                     (.576)3                      (.493)
Distributions From
 Capital Gains                             -                            -
Total Distributions                        (.576)                       (.493)
Net Asset Value
 at End of Period                        $11.59                       $11.69
Total Return**                             4.22%                        7.36%

Ratios/Supplemental Data

Net Assets at End
 of Period (in 000's)                    $6,378                       $2,759
Ratio of Expenses
 to Average Net Assets                     1.25%                        1.26%*
Ratio of Net
 Investment Income
 to Average Net Assets                     4.96%                        5.06%*
Portfolio Turnover Rate                   29.22%                       10.29%

MICHIGAN FUND - CLASS I

Year Ended Feb. 28         1997      1996     1995     1994   1993      1992    1991     1990  1989       1988
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value at
Beginning of Period         $12.09    $11.76   $12.24   $12.18 $11.41    $11.19  $11.06   $10.89$10.89    $11.67
Net Investment Income          .66       .68      .69      .70    .71       .71     .75      .75   .74    .75
Net Realized & Unrealized
Gain (Loss) on Securities     (.089)     .337    (.484)    .066   .766      .254    .124     .152  .032   (.735)
Total From Investment
Operations                     .571     1.017     .206     .766  1.476      .964    .874     .902  .772   .015
Distributions From
 Net Investment
 Income                       (.661)4   (.687)3  (.686)   (.706) (.706)    (.744)  (.744)   (.732)(.772)  (.795)
Distributions From
 Capital Gains                -         -        -        -      -         -       -        -     -       -
Total Distributions           (.661)    (.687)   (.686)   (.706) (.706)    (.744)  (.744)   (.732)(.772)  (.795)
Net Asset Value at
End of Period               $12.00    $12.09   $11.76   $12.24 $12.18    $11.41  $11.19   $11.06$10.89    $10.89
Total Return**                4.90%     8.86%    1.87%    6.18% 13.23%     8.78%   7.93%    8.21% 7.15%   .33%

Ratios/Supplemental Data

Net Assets at End
 of Period (in 000's)$1,111,537$1,115,454$1,037,717$1,055,452$882,361$665,914$515,313$427,818$370,238     $291,806
Ratio of Expenses to
 Average Net Assets            .62%      .62%     .61%     .54%   .58%      .59%    .61%     .63%  .67%   .72%
Ratio of Net Investment
 Income to Average
 Net Assets                   5.52%     5.65%    5.87%    5.66%  6.09%     6.45%   6.72%    6.72% 6.86%   6.85%
Portfolio Turnover Rate      30.03%     9.38%    9.12%    3.21%  2.04%    10.80%   4.17%    7.93% 9.83%   10.16%

MICHIGAN FUND - CLASS II
Year Ended Feb. 28                      1997                        19962
-----------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value
 at Beginning of Period                  $12.14                       $11.77
Net Investment Income                       .59                          .51
Net Realized
 & Unrealized Gain
 (Loss) on Securities                      (.069)                        .369
Total From
 Investment Operations                      .521                         .879
Distributions From
 Net Investment Income                     (.591)                       (.509)
Distributions From
 Capital Gains                             -                             -
Total Distributions                        (.591)                      ( .509)
Net Asset Value
 at End of Period                        $12.07                       $12.14
Total Return**                             4.44%                        7.58%

Ratios/Supplemental Data

Net Assets at End
 of Period (in 000's)                $20,162                       $6,683
Ratio of Expenses
 to Average Net Assets                     1.19%                        1.20%*
Ratio of Net
 Investment Income
 to Average Net Assets                     4.94%                        5.03%*
Portfolio Turnover Rate                   30.03%                        9.38%

MINNESOTA FUND - CLASS I

Year Ended Feb. 28         1997      1996     1995     1994   1993      1992    1991     1990  1989       1988
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value at
 Beginning of Period        $12.14    $11.88   $12.33   $12.35 $11.68    $11.44  $11.40   $11.24$11.26    $12.02
Net Investment Income          .65       .67      .69      .70    .73       .73     .76      .77   .76    .75
Net Realized & Unrealized
 Gain (Loss) on Securities    (.120)     .265    (.451)   (.014)  .667      .275    .072     .182  .012   (.718)
Total From Investment
 Operations                    .530      .935     .239     .686  1.397     1.005    .832     .952  .772   .032
Distributions From
 Net Investment Income        (.660)    (.675)   (.685)   (.706) (.727)    (.765)  (.792)   (.792)(.792)  (.792)
Distributions From
 Capital Gains                -         -        (.004)   -      -         -       -        -     -       -
Total Distributions           (.660)    (.675)   (.689)   (.706) (.727)    (.765)  (.792)   (.792)(.792)  (.792)
Net Asset Value
 at End of Period           $12.01    $12.14   $11.88   $12.33 $12.35    $11.68  $11.44   $11.40$11.24    $11.26
Total Return**                4.54%     8.06%    2.12%    5.42% 12.23%     8.95%   7.29%    8.39% 6.90%   .48%

Ratios/Supplemental Data

Net Assets at End
 of Period (in 000's)  $482,128  $492,139 $479,934 $499,619$445,767 $357,279$284,779 $235,058$183,867     $155,509
Ratio of Expenses
 to Average Net Assets***      .66%      .66%     .66%     .60%   .63%      .65%    .67%     .70%  .75%   .76%
Ratio of Net Investment
 Income to Average
 Net Assets                   5.47%     5.58%    5.81%    5.67%  6.12%     6.43%   6.62%    6.68% 6.80%   6.68%
Portfolio Turnover Rate      14.40%    17.72%   17.59%   13.42%  5.58%     3.14%   9.12%    4.55%15.19%   19.11%

MINNESOTA FUND - CLASS II

Year Ended Feb. 28                      1997                        19962
-------------------------------------------------------------------------------
Per Share Operating Performance
Net Asset Value at Beginning
 of Period                               $12.17                       $11.89
Net Investment Income                       .59                          .50
Net Realized
 & Unrealized Gain
 (Loss) on Securities                      (.123)                        .281
Total From Investment
 Operations                                 .467                         .781
Distributions From
 Net Investment Income                     (.587)                       (.501)
Distributions From
 Capital Gains                             -                            -
Total Distributions                        (.587)                       (.501)
Net Asset Value
 at End of Period                        $12.05                       $12.17
Total Return**                             3.98%                        6.67%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End
 of Period (in 000's)                 $4,844                       $1,152
Ratio of Expenses
 to Average Net Assets                     1.23%                        1.25%*
Ratio of Net
 Investment Income to
 Average Net Assets                        4.87%                        4.94%*
Portfolio Turnover Rate                   14.40%                       17.72%

OHIO FUND - CLASS I

Year Ended Feb. 28         1997      1996     1995     1994   1993      1992    1991     1990  1989       1988
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value at
 Beginning of Period        $12.22    $11.90   $12.40   $12.34 $11.55    $11.33  $11.17   $11.02$10.93    $11.69
Net Investment Income          .66       .68      .69      .70    .72       .71     .75      .75   .74    .74
Net Realized & Unrealized
 Gain (Loss) on Securities    (.029)     .327    (.499)    .066   .776      .275    .172     .141  .082   (.765)
Total From Investment
 Operations                    .631     1.007     .191     .766  1.496      .985    .922     .891  .822   (.025)
Distributions From
 Net Investment Income        (.661)5   (.687)3  (.691)   (.706) (.706)    (.765)  (.762)   (.741)(.732)  (.732)
Distributions From
 Capital Gains                -         -        -        -      -         -       -        -     -       (.003)
Total Distributions           (.661)    (.687)   (.691)   (.706) (.706)    (.765)  (.762)   (.741)(.732)  (.735)
Net Asset Value at
 End of Period              $12.19    $12.22   $11.90   $12.40 $12.34    $11.55  $11.33   $11.17$11.02    $10.93
Total Return**                5.35%     8.66%    1.74%    6.08% 13.26%     8.86%   8.28%    8.00% 7.58%   (.01)%

Ratios/Supplemental Data

Net Assets at End of Period
 (in 000's)            $698,360  $685,783 $652,545 $686,398$564,758 $409,044$273,119 $224,722  $203,230   $193,702
Ratio of Expenses to
 Average Net Assets            .64%      .64%     .63%     .56%   .59%      .62%    .65%     .65%  .71%   .75%
Ratio of Net Investment
 Income to Average
 Net Assets                   5.43%     5.58%    5.83%    5.59%  6.05%     6.36%   6.67%    6.71% 6.80%   6.80%
Portfolio Turnover Rate      14.95%    11.47%   11.76%    7.29%  2.87%     1.16%   4.44%   10.80%32.48%   15.54%

Ohio Fund - Class II

Year Ended Feb. 28                      1997                        19962
Per Share Operating Performance
Net Asset Value at
 Beginning of Period                     $12.26                       $11.90
Net Investment Income                       .59                          .52
Net Realized & Unrealized
 Gain (Loss) on Securities                 (.022)                        .351
Total From
 Investment Operations                     (.568)                        .871
Distributions From
 Net Investment Income                     (.588)                       (.511)
Distributions From
 Capital Gains                             -                            -
Total Distributions                        (.588)                       (.511)
Net Asset Value
 at End of Period                        $12.24                       $12.26
Total Return**                             4.79%                        7.43%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End
 of Period (in 000's)                $15,786                       $6,085
Ratio of Expenses
 to Average Net Assets                     1.20%                        1.22%*
Ratio of Net
 Investment Income
 to Average Net Assets                     4.80%                        4.99%*
Portfolio Turnover Rate                   14.95%                       11.47%





1FOR THE PERIOD APRIL 30, 1993 (EFFECTIVE DATE) TO FEBRUARY 28, 1994.
2FOR THE PERIOD MAY 1, 1995 (EFFECTIVE DATE) TO FEBRUARY 29, 1996. 3INCLUDES DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME IN THE AMOUNT OF $.001.



4INCLUDES DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME IN THE AMOUNT OF
$.002.
5INCLUDES DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME IN THE AMOUNT OF
$.005.

*ANNUALIZED.

**TOTAL RETURN MEASURES THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED. IT IS NOT ANNUALIZED, EXCEPT WHERE INDICATED. IT DOES NOT INCLUDE THE MAXIMUM FRONT-END SALES CHARGE OR THE CONTINGENT DEFERRED SALES CHARGE
AND ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AT NET ASSET VALUE. BEFORE MAY 1, 1994, DIVIDENDS WERE REINVESTED AT THE MAXIMUM OFFERING PRICE, AND CAPITAL GAINS AT NET ASSET VALUE, EXCEPT FOR THE ARIZONA AND FLORIDA FUNDS. EFFECTIVE MAY 1, 1994, WITH THE IMPLEMENTATION OF THE RULE 12B-1 PLANS FOR CLASS I SHARES, THE SALES CHARGES ON REINVESTED DIVIDENDS WERE ELIMINATED. ***FOR THE PERIODS INDICATED, ADVISERS AGREED IN ADVANCE TO LIMIT ITS MANAGEMENT FEES AND TO MAKE CERTAIN PAYMENTS TO REDUCE EXPENSES OF THE FUNDS LISTED BELOW. HAD SUCH ACTION NOT BEEN TAKEN, THE RATIO OF EXPENSES TO
AVERAGE NET ASSETS WOULD HAVE BEEN AS FOLLOWS:


                              RATIO OF EXPENSES
                              TO AVERAGE NET ASSETS

ARIZONA FUND

19941                               0.83%*
1995                                0.96
1996                                0.86
1997                                0.86

FLORIDA FUND

19941                               0.83%*
1995                                0.88
1996                                0.82
1997                                0.80

MASSACHUSETTS FUND

1989                                0.79%

MINNESOTA FUND

1989                                0.76%


HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE


The Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. The state specific Funds also seek to provide a maximum level of income that is exempt from the personal income taxes, if any, for resident shareholders of the named state. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


The Fund attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its net assets in securities that pay interest exempt from federal income taxes, including the alternative minimum tax. Each state specific Fund also attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its net assets in securities that pay interest exempt from the personal income taxes, if any, of its respective state. It is possible, although not anticipated, that up to 20% of the Fund's net assets could be in taxable obligations.

Each state specific Fund invests at least 65% of its total assets in municipal securities issued by or on behalf of its respective state, and that state's local governments, municipalities, authorities, agencies and political subdivisions. It is possible, although not anticipated, that up to 35% of a state specific Fund's total assets could be in municipal securities of a state, territory, or local government other than its respective state. The Franklin Insured Tax-Free Income Fund is diversified nationally and will not invest more than 25% of its total assets in the municipal securities of any one state or territory.

Some states may require a fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-exempt under the laws of that state, in order for any portion of the fund's distributions to be exempt from the state's personal income taxes. If the Fund's respective state requires this, the Fund will attempt to invest its assets as required so that its distributions will be exempt from personal income taxes for resident shareholders of that state.

The Fund also invests at least 65% of its total assets in insured municipal securities. The insurance may be obtained either by the issuer of the security or by the Fund. Normally the underlying rating of these securities is one of the three highest ratings of a nationally recognized rating service, such as Moody's, S&P or Fitch. The three highest rating categories are Aaa, Aa and A for Moody's and AAA, AA and A for both S&P and Fitch. An insurer may insure municipal securities that are rated below the three highest rating categories or that are unrated if the securities otherwise meet the insurer's quality standards.

The Fund may invest up to 35% of its total assets, without obtaining insurance, in (i) municipal securities secured by an escrow or trust account consisting of direct U.S. government obligations; or (ii) short-term, tax-exempt instruments, pending investment in longer-term municipal securities, rated in the highest rating category of Moody's, S&P or Fitch. For a description of the various rating categories, please see "Appendices - Description of Ratings" in the SAI.

Under normal market conditions, the Fund invests its assets as described above. For temporary defensive purposes, however, the Fund may invest up to 100% of its total assets in taxable obligations, including (i) commercial paper rated at least P-1 by Moody's, A-1 by S&P, or F-1 by Fitch; (ii) obligations issued or guaranteed by the full faith and credit of the U.S. government; or (iii) with respect to a state specific Fund, municipal securities of a state or local government other than its respective state.

MUNICIPAL SECURITIES. Municipal securities are obligations that pay interest exempt from federal income tax and that are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. An opinion as to the tax-exempt status of a municipal security is generally given to the issuer by the issuer's bond counsel when the security is issued.

Municipal securities are issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities.

The Fund has no restrictions on the maturity of municipal securities in which it may invest. The Fund attempts to invest in municipal securities with maturities that, in Advisers' judgment, will provide a high level of current income consistent with prudent investing. Advisers will also consider current market conditions and the cost of obtaining insurance when determining the securities it wants to buy and whether to hold securities currently in the Fund's portfolio.

The Fund may invest more than 25% of its assets in municipal securities in particular market segments, including, but not limited to, hospital revenue bonds, housing agency bonds, tax-exempt industrial development revenue bonds, transportation bonds, or pollution control revenue bonds. An economic, business, political or other change that affects one security may also affect other securities in the same market segment, thereby potentially increasing market risk. Examples of changes that may affect certain market segments include proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs for the projects.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may buy floating and variable rate obligations. The interest rates on these obligations are not fixed, but vary with changes in prevailing market rates on predesignated dates. The Fund may also invest in floating or variable rate demand notes ("VRDNs"). VRDNs carry a demand feature that allows the Fund to tender the obligation back to the issuer or a third party before maturity, at par value plus accrued interest, according to the terms of the obligation. Although it is not a put option in the usual sense, the demand feature is sometimes known as a "put." Frequently, VRDNs are secured by letters of credit or other credit support arrangements. The Fund limits its purchase of floating and variable rate obligations to those rated in the highest rating category of Moody's, S&P or Fitch.

With respect to 75% of the total value of the Fund's assets, no more than 5% may be in securities underlying "puts" from the same institution. The Fund may, however, invest up to 10% of its assets in unconditional "puts", which are exercisable even in the event of a default in the payment of principal or interest on the underlying security, and other securities issued by the same institution. The restrictions in this paragraph do not apply to the Arizona and Florida Funds.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs are widely used by state and local governments to finance the purchase of property and function much like installment purchase agreements. COPs are created when long-term lease revenue obligations are issued by a governmental corporation to pay for the acquisition of property or facilities. The property or facilities acquired are then leased to a municipality and the lease payments are used to repay interest and principal on the obligations issued to buy the property. After all of the lease payments have been made, according to the terms of the lease, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt. Thus, COPs may enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

CALLABLE BONDS. The Fund may buy and hold callable municipal bonds. Callable bonds have a provision in their indenture allowing the issuer to redeem the bonds before their maturity dates at a specified price. This price typically reflects a premium over the bonds' original issue price. Callable bonds generally have call protection, that is, a period of time when the bonds may not be called. This period usually lasts for five to ten years. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the proceeds of a bond called under these circumstances are reinvested, the result may be a lower overall yield due to lower current interest rates. If the purchase price of the bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Fund, depending on the price at which the bonds were redeemed.

Municipal Securities Backed By Escrow or Trust Accounts. The Fund may buy, without insurance coverage, municipal securities for which an escrow or trust account has been established pursuant to the documents creating the securities. The escrow or trust account must contain sufficient securities backed by the full faith and credit of the U.S. government to secure the payment of principal and interest on the municipal securities.

OTHER INVESTMENT POLICIES OF THE FUND

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy and sell municipal securities on a "when-issued" and "delayed delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. Although the Fund will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed delivery transactions for investment leverage purposes.

BORROWING. The Fund may borrow up to 5% of its total assets from banks for temporary or emergency purposes. Although the Fund does not currently intend to do so, the Fund may also lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

INSURANCE

Each insured municipal security in the Fund's portfolio is covered by either a "New Issue Insurance Policy," a "Portfolio Insurance Policy" or a "Secondary Insurance Policy." These policies are intended to insure that the scheduled amount of principal and interest on a municipal security is paid when due. The amount of principal refers to the face or par value of a security. It is not affected by the price the Fund pays for the security or the security's market value. The Fund will only enter into a contract to buy an insured municipal security if there is either permanent insurance in place or an irrevocable commitment to insure the municipal security by a qualified municipal bond insurer.

The insurance policies are issued by any one of several qualified municipal bond insurers, which allows Advisers to diversify among credit enhancements. The Fund buys insured municipal securities only if they are secured by an insurance policy issued by an insurer whose claims paying ability is rated triple A or its equivalent by Moody's, S&P or Fitch.

While the cost of insurance to the Fund reduces the Fund's yield, one of the goals of obtaining insurance is to seek a higher yield than would be available if all of the securities in the Fund's portfolio were rated triple A or its equivalent without the benefit of any insurance. THE INSURANCE DOES NOT GUARANTEE THE MARKET VALUE OF THE MUNICIPAL SECURITY AND, EXCEPT AS INDICATED IN THIS PROSPECTUS, HAS NO EFFECT ON THE NET ASSET VALUE OR DIVIDENDS PAID BY THE FUND. SHARES OF THE FUND ARE NOT INSURED.

NEW ISSUE INSURANCE POLICY. A New Issue Insurance Policy, also called a "Primary Insurance Policy", is obtained by the issuer of municipal securities. The issuer pays all premiums on the policy in advance. The policy continues in effect as long as the municipal securities are outstanding and the insurer remains in business. It may not otherwise be canceled. Since the policy remains in effect as long as the securities are outstanding, the insurance may affect the resale value of the securities. While a New Issue Insurance Policy may represent an element of the market value of the insured municipal securities, the exact effect, if any, of this insurance cannot be determined.

PORTFOLIO INSURANCE POLICY. A Portfolio Insurance Policy is obtained by the Fund and is effective only as long as the municipal securities described in the policy are held by the Fund and the insurer is in business and meeting its obligations. If there is a total or partial sale by the Fund of any municipal security or payment of any municipal security before maturity, the policy terminates as to that municipal security and will cover only those securities the Fund continues to hold. A Portfolio Insurance Policy may not otherwise be canceled, unless the Fund fails to pay the premium. If a security covered by a Portfolio Insurance Policy is pre-refunded and irrevocably secured by a U.S. government security, the insurance will no longer be required as to that security.

Because coverage under a Portfolio Insurance Policy ends when the Fund sells a security from its portfolio, the insurance does not affect the resale value of a security. Therefore, the Fund may hold any municipal security insured under a Portfolio Insurance Policy that is in default or in significant risk of default, and place a value on the insurance that will be equal to the difference between the market value of the defaulted security and the market value of a similar security that is not in default. While a defaulted security is held in the Fund's portfolio, the Fund continues to pay the insurance premium on the security but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the security comes due.

Premium rates for securities covered by a Portfolio Insurance Policy may not be changed by the insurer, regardless of the issuer's ability or willingness to meet its obligations. Premiums are payable monthly and are adjusted for purchases and sales of covered securities during the month. The premium on a Portfolio Insurance Policy is a Fund expense. If the Fund fails to pay its premium, the insurer may take action against the Fund to recover any premium payments that are due.

SECONDARY INSURANCE POLICY. Under its agreement with the provider of the Portfolio Insurance Policy, the Fund may at any time buy a permanent Secondary Insurance Policy on any municipal security insured under the Portfolio Insurance Policy, even if the security is currently in default. When the Fund buys a Secondary Insurance Policy on a security, the coverage and obligation of the Fund to pay monthly premiums under the Portfolio Insurance Policy ends. The price of the Secondary Insurance Policy may not be changed by the insurer, regardless of the security issuer's ability to meet its debt obligations.

With a Secondary Insurance Policy, the Fund obtains insurance against nonpayment of scheduled principal and interest for the remaining term of a security. This insurance coverage continues in effect as long as the insured security is outstanding and may not otherwise be canceled. Thus, the Fund has the opportunity to sell a security in default rather than hold it in its portfolio in order to continue, in force, the applicable Portfolio Insurance Policy. When the Fund buys a Secondary Insurance Policy on a security, the single premium is added to the cost basis of the security and is not considered a Fund expense.

One of the reasons the Fund may buy a Secondary Insurance Policy is to enable it to sell a security to a third party as a triple A rated or equivalent insured security. In doing so, the Fund may be able to sell the security at a market price that is higher than what it otherwise would be without the insurance. The triple A or equivalent rating is not automatic, however, and must specifically be requested from Moody's, S&P or Fitch for each security.

The Fund is likely to buy a Secondary Insurance Policy if, in the opinion of Advisers, the market value or net proceeds of the sale of a security by the Fund may exceed the current value of the security, without insurance, plus the cost of the insurance. Any difference between the excess of a security's market value as a triple A rated or equivalent security over its market value without such rating, including the cost of insurance, inures to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the security.

The Fund may buy a Secondary Insurance Policy instead of a Portfolio Insurance Policy at any time, regardless of the effect of market value on the underlying municipal security, if Advisers believes such insurance would best serve the Fund's interests in meeting its objectives and policies.

QUALIFIED MUNICIPAL BOND INSURERS. A qualified municipal bond insurer is a company whose charter limits its risk assumption to insurance of financial obligations. This precludes the assumption of other types of risk, such as life, medical, fire and casualty, and auto and home insurance. The bond insurance industry is a regulated industry. All bond insurers must be licensed in each state in order to write financial guaranties in that jurisdiction. Regulations vary from state to state. Most regulators, however, require minimum standards of solvency and limitations on leverage and investment of assets. Regulators also place restrictions on the amount an insurer can guarantee in relation to the insurer's capital base. Neither the Fund nor Advisers makes any representations as to the ability of any insurance company to meet its obligation to the Fund if called upon to do so.

Currently, to the best of our knowledge, there are no securities in the Fund's portfolio on which an insurer is paying the principal or interest otherwise payable by the issuer of the security.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the bond market as a whole.


Yields on municipal securities vary, depending on a variety of factors. These include the general condition of the financial and municipal securities markets, the size of a particular offering, the credit rating of the issuer and the maturity of the obligation. Generally, municipal securities with longer maturities produce higher current yields than municipal securities with shorter maturities. Prices of longer-term securities, however, typically fluctuate more than those of shorter-term securities due to changes in interest rates, tax laws and other general market conditions. Lower-quality municipal securities also generally produce higher yields than higher-quality municipal securities. Lower-quality municipal securities, however, generally have a higher degree of risk associated with the issuer's ability to make timely principal and interest payments.

NONAPPROPRIATION RISK OF COPS. A feature that distinguishes COPs from more traditional forms of municipal debt is the "nonappropriation" clause in the lease. A nonappropriation clause allows the municipality to terminate the lease annually without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, when faced with increasingly tight budgets, have more discretion to curtail payments under COPs than they do to curtail payments on traditionally funded debt obligations. If the municipality does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. The private sector value of the property may be more or less than the amount the municipality was paying.

While the risk of nonappropriation is inherent to COPs financing, the Fund believes that this risk may be reduced, although not eliminated, by its policy of investing only in insured COPs. While there is no limit as to the amount of assets that the Fund may invest in COPs, as of February 28, 1997, the Fund held the following percentage of its net assets in COPs or other municipal leases:

Arizona Fund          8.15%
Florida Fund          7.87%
Insured Fund          5.04%
Massachusetts
 Fund                17.48%
Michigan Fund         2.87%
Minnesota Fund        1.25%
Ohio Fund             1.85%

CREDIT AND MARKET RISK. Credit risk is a function of the ability of an issuer of a municipal security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a municipal security caused by changes in general economic and interest rate conditions that affect the market as a whole.

INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable.

NON-DIVERSIFICATION RISK - ARIZONA AND FLORIDA FUNDS ONLY. The Arizona and Florida Funds are non-diversified series of the Trust. Under the federal securities laws, this means the Funds are not subject to any restrictions on the amount of their assets that they may invest in one or more issuers. An investment in the Arizona or Florida Fund may involve more risk than an investment in a fund that may not concentrate its investments in one or relatively few issuers. These risks include increased susceptibility to adverse economic or regulatory developments. Please see "Investment Restrictions" in the SAI for the diversification requirements the Funds intend to meet in order to qualify as regulated investment companies under the Code.

STATE RISK FACTORS. Since each state specific Fund primarily invests in municipal securities issued by or on behalf of its respective state, and that state's local governments, municipalities, authorities, agencies and political subdivisions, its performance is closely tied to the continuing ability of issuers of municipal securities in its respective state to meet their debt obligations and to the economic and political conditions within the state. Although the Fund's policy of investing primarily in insured securities may reduce the credit and other risks that may exist on the municipal securities of the Fund's respective state, it does not eliminate them. Before investing you should consider the risks discussed in this prospectus. For more information about the economy of the Fund's respective state and the Fund's potential risks, please see "State Risk Factors" in the Appendix at the back of this prospectus and the SAI.

WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $191 billion in assets, including $44 billion in the municipal securities market. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is:

Sheila Amoroso
Vice President of Advisers



Ms. Amoroso has been responsible for portfolio recommendations and decisions for the Arizona Fund since its inception, the Massachusetts, Michigan and Minnesota Funds since 1989, and the Insured Fund since 1997. She holds a Bachelor of Science degree from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.


Don Duerson
Vice President of Advisers


Mr. Duerson has been responsible for portfolio recommendations and decisions for the Arizona and Florida Funds since their inception, and for the Insured, Massachusetts, Michigan, Minnesota and Ohio Funds since he joined Advisers in 1986. He has a Bachelor of Science degree in Business and Public Administration from the University of Arizona. He has been in the securities industry since 1956 and has been with the Franklin Templeton Group since 1986. He is a member of several industry-related committees and associations.


Thomas Kenny
Senior Vice President of Advisers


Mr. Kenny has been responsible for portfolio recommendations and decisions of all series of the Trust since August 1994. He is the Director of Franklin's Municipal Bond Department. He holds a Master of Science degree in Finance from Golden Gate University and a Bachelor of Arts degree in Business and Economics from the University of California at Santa Barbara. Mr. Kenny joined the Franklin Templeton Group in 1986. He is a member of several municipal securities industry-related committees and associations.



John Pomeroy
Portfolio Manager of Advisers

Mr. Pomeroy has been responsible for portfolio recommendations and decisions for the Florida Fund since 1995. He holds a Bachelor of Science degree in Finance from San Francisco State University. He joined the Franklin Templeton Group in 1986. He is a member of several securities industry-related committees and associations.

Stella Wong
Vice President of Advisers

Ms. Wong has been responsible for portfolio recommendations and decisions for the Ohio Fund since 1986. She holds a Master's degree in Financial Planning from Golden Gate University and a Bachelor of Science degree in Business Administration from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.

MANAGEMENT FEES. During the fiscal year ended February 28, 1997, management fees paid to Advisers, as a percentage of average monthly net assets, and total operating expenses of Class I and Class II were as follows:

                                                     TOTAL
                              MANAGEMENT      OPERATING EXPENSES
                                 FEES          CLASS I      CLASS II
------------------------------------------------------------------------------
Arizona Fund                    0.03%*           0.25%*     -
Florida Fund                    0.18%*           0.35%*     -
Insured Fund                    0.46%             0.60%     1.17%
Massachusetts Fund              0.53%             0.68%     1.25%
Michigan Fund                   0.47%             0.62%     1.19%
Minnesota Fund                  0.50%             0.66%     1.23%
Ohio Fund                       0.49%             0.64%     1.20%

*Management fees, before any advance waiver, totaled 0.63% for the Arizona Fund and the Florida Fund. Total operating expenses were 0.86% for the Arizona Fund and 0.80% for the Florida Fund. Under an agreement by Advisers to limit its fees, the Arizona and Florida Funds paid the management fees and total operating expenses shown. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.


ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS


The Arizona and Florida Funds and Class I and Class II of the remaining Funds have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund or class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Arizona and Florida Funds under their plans may not exceed 0.15% per year of the Fund's average daily net assets. Payments by the remaining Funds under the Class I plan may not exceed 0.10% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.


Under the Class II plan, the Fund may pay Distributors up to 0.50% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.15% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, each class of the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Each class may also advertise its taxable-equivalent yield and distribution rate. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. The taxable-equivalent yield and distribution rate show the before-tax yield or distribution rate that would have to be earned from a taxable investment to equal the yield or distribution rate of the class, assuming one or more tax rates.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax for you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of your state of residence or its political subdivisions, from interest on direct obligations of the federal government, or from interest on U.S. territorial obligations, including Puerto Rico, the U.S. Virgin Islands or Guam, they may also be exempt from personal income tax, if any, in your state.

To the extent dividends are derived from taxable income from temporary investments, including the discount from certain stripped obligations or their coupons or income from securities loans or other taxable transactions, from the excess of net short-term capital gain over net long-term capital loss, or from ordinary income derived from the sale or disposition of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

From time to time, the Fund may buy a tax-exempt obligation with market discount; that is, for a price that is less than the principal amount of the bond, or for a price that is less than the principal amount of the bond where the bond was issued with original issue discount, and such market discount exceeds a de minimis amount. For obligations purchased after April 30, 1993, a portion of the gain (not to exceed the accrued portion of market discount as of the time of sale or disposition) is treated as ordinary income rather than capital gain. Any distribution by the Fund of such market discount income will be taxable as ordinary income. In any fiscal year, the Fund may elect not to distribute its taxable ordinary income and, instead, to pay federal income or excise taxes on this income at the Fund level. The amount of such distributions, if any, is expected to be small.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January will be treated, for tax purposes, as if received by you on December 31 of the calendar year in which they are declared.

The Fund may derive capital gains and losses in connection with sales of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gain will be taxable to you as long-term capital gain, regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be disallowed to the extent of any exempt-interest dividends received with respect to such shares and will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

All or a portion of any loss that you realize when you redeem Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to the tax basis that you receive in the purchase of your new shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of the Fund's distributions is eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions, including the portion of the dividends on an average basis that is taxable income or interest income that is a tax preference item under the alternative minimum tax. If you have not held shares of the Fund for a full calendar year, you may have designated as tax-exempt or as tax preference income a percentage of income that is not equal to the actual amount of tax-exempt or tax preference income earned during the period of your investment in the Fund.

The interest on bonds issued to finance public purpose state and local government operations is generally tax-exempt. Interest on certain private activity bonds, while still tax-exempt for regular income tax reporting, is a preference item in determining if you are subject to the alternative minimum tax, and could subject you to, or increase your liability for, federal and, in some states, state alternative minimum taxes. Corporate shareholders are subject to special rules.

Consistent with its investment objectives, the Fund may buy private activity bonds if, in Advisers' opinion, the bonds represent the most attractive investment opportunity then available to the Fund. For the fiscal year ended February 28, 1997, the Fund derived the following percentage of its income from bonds, the interest on which is a preference item subject to the federal alternative minimum tax for certain investors:

Arizona Fund            2.77%
Florida Fund            5.93%
Insured Fund            8.36%
Massachusetts Fund      4.68%
Michigan Fund           4.69%
Minnesota Fund          4.90%
Ohio Fund               6.63%

Exempt-interest dividends of the Fund, although exempt from regular federal income tax, are includible in the tax base for determining the extent to which a shareholders's social security or railroad retirement benefits will be subject to federal income tax. You are required to disclose the receipt of tax-exempt interest on your federal income tax returns.

Interest on indebtedness incurred (directly or indirectly) by you to buy or carry Fund shares may not be fully deductible for federal or state income tax purposes. You should consult with your personal tax advisor on the deductibility of this interest.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions.

STATE INCOME TAXES

The exemption of interest on tax-exempt municipal securities for federal income tax purposes does not necessarily result in exemption from the income, corporate or personal property taxes of any state or city when the income is distributed to shareholders of a mutual fund. Generally, individual shareholders of the Fund are afforded tax-exempt treatment at the state level for distributions derived from municipal securities of their state of residency. For some investors, a portion of this income may be subject to state alternative minimum tax.

You should consult your tax advisor to determine the applicability of state or local income or intangible property taxes to your investment in the Fund or to distributions or redemption proceeds received from the Fund.

For more information on state income taxes, please see "Appendices - State Tax Treatment" in the SAI.

HOW IS THE TRUST ORGANIZED?

The Arizona and Florida Funds are non-diversified series of the Trust. The remaining Funds are diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in September 1984, and is registered with the SEC. Except for the Arizona and Florida Funds, the Funds offer two classes of shares: Franklin Insured Tax-Free Income Fund - Class I, Franklin Massachusetts Insured Tax-Free Income Fund - Class I, Franklin Michigan Insured Tax-Free Income Fund - Class I, Franklin Minnesota Insured Tax-Free Income Fund - Class I, Franklin Ohio Insured Tax-Free Income Fund - Class I, and Franklin Insured Tax-Free Income Fund - Class II, Franklin Massachusetts Insured Tax-Free Income Fund - Class II, Franklin Michigan Insured Tax-Free Income Fund - Class II, Franklin Minnesota Insured Tax-Free Income Fund - Class II, Franklin Ohio Insured Tax-Free Income Fund - Class II. All shares outstanding before the offering of Class II shares, and all shares of the Arizona and Florida Funds, are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. PLEASE INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES. CURRENTLY, NONE OF THE FUNDS, EXCEPT THE INSURED FUND, ALLOW INVESTMENTS BY MARKET TIMERS.


                              MINIMUM
                            INVESTMENTS*
To Open Your Account           $100
To Add to Your Account         $ 25



*We may refuse any order to buy shares.


DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term;

o you qualify to buy Class I shares at a reduced sales charge; or

o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin Templeton Funds; and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                                 TOTAL SALES CHARGE          AMOUNT PAID
                                 AS A PERCENTAGE OF        TO DEALER AS A
AMOUNT OF PURCHASE             OFFERING       NET AMOUNT    PERCENTAGE OF
AT OFFERING PRICE                PRICE         INVESTED     OFFERING PRICE
------------------------------------------------------------------------------

CLASS I

Under $100,000                   4.25%           4.44%                  4.00%
$100,000 but less than
 $250,000                        3.50%           3.63%                  3.25%
$250,000 but less
 than $500,000                   2.75%           2.83%                  2.50%
$500,000 but less
 than $1,000,000                 2.15%           2.20%                  2.00%
$1,000,000 or more*              None            None                   None

CLASS II

Under $1,000,000*                1.00%           1.01%                  1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."


SALES CHARGE REDUCTIONS AND WAIVERS

   - IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


CUMULATIVE QUANTITY DISCOUNTS - Class I Only. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1 or 2 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges do not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 3:

 1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

 2. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


 3. Redemptions from any Franklin Templeton Fund if you:

   o Originally paid a sales charge on the shares,

   o Reinvest the money within 365 days of the redemption date, and

   o Reinvest the money in the same class of shares.


   An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


     If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

The Fund's sales charges also do not apply to Class I purchases by:


 4. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

 5. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

 6. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

 7. Registered Securities Dealers and their affiliates, for their investment accounts only

 8. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

 9. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

10. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

11. Accounts managed by the Franklin Templeton Group

12. Certain unit investment trusts and their holders reinvesting distributions from the trusts


OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1. Class II purchases - up to 1% of the purchase price.

2. Class I purchases of $1 million or more - up to 0.75% of the amount invested.

3. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 2 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


METHOD           STEPS TO FOLLOW
------------------------------------------------------------------------------

BY MAIL          1. Send us written instructions signed by all account owners


                 2. Include any outstanding share certificates for the shares you want to exchange
------------------------------------------------------------------------------


BY PHONE         Call Shareholder Services or TeleFACTS(R)


                 - If you do not want the ability to exchange by phone to
                   apply to your account, please let us know.
------------------------------------------------------------------------------


THROUGH YOUR DEALER     Call your investment representative
------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"


CONTINGENT DEFERRED SALES CHARGE - Class I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.


CONTINGENT DEFERRED SALES CHARGE - Class II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.

Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the SAME CLASS, except as noted below.


o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."


o The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o For the Insured Fund, your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request, (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Currently, none of the Funds, except the Insured Fund, allow investments by Market Timers. Some of the other funds in the Franklin Templeton Funds may also not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD           STEPS TO FOLLOW
------------------------------------------------------------------------------


BY MAIL          1. Send us written instructions signed by all account
                    owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

                   o The name, address and telephone number of the bank where you want the proceeds sent

                   o Your bank account number

                   o The Federal Reserve ABA routing number

                   o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


                 2. Include any outstanding share certificates for the shares you are selling

                 3. Provide a signature guarantee if required


                 4. Corporate, partnership and trust accounts may need to
                    send additional documents. Accounts under court jurisdiction may have other requirements.
------------------------------------------------------------------------------

BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                  Telephone requests will be accepted:

                  o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                  o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

                  o Unless the address on your account was changed by phone within the last 15 days


                  - If you do not want the ability to redeem by phone to
                  apply to your account, please let us know.
------------------------------------------------------------------------------


THROUGH YOUR DEALER     Call your investment representative
------------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the CONTINGENCY PERIOD. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income daily and pays them monthly on or about the 20th day of the month. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Capital gains, if any, may be distributed twice a year, usually once in December and once after the end of the Fund's fiscal year.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers - Class I only" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the reinvestment date for us to process the new option.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.


The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,


4) We receive instructions from an agent, not the registered owners,


5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, ALL owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT  DOCUMENTS REQUIRED
------------------------------------------------------------------------------

CORPORATION      Corporate Resolution
------------------------------------------------------------------------------

PARTNERSHIP      1. The pages from the partnership agreement that identify
                    the general partners, or

                 2. A certification for a partnership agreement
------------------------------------------------------------------------------

TRUST            1. The pages from the trust document that identify the
                    trustees, or

                 2. A certification for trust
------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION

IF YOU HAVE AN  INVESTMENT  REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers - Class I only" below.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS - CLASS I ONLY

You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS(R). The code numbers are as follows:

                         CODE NUMBER
                   CLASS I          CLASS II
------------------------------------------------------------------------------

Arizona Fund        177                  -
Florida Fund        178                  -
Insured Fund        121                221
Massachusetts Fund  118                218
Michigan Fund       119                219
Minnesota Fund      120                220
Ohio Fund           122                221


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o Confirmation and account statements reflecting transactions in your account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.

INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.

                                            HOURS OF OPERATION (PACIFIC TIME)
------------------------------------------------------------------------------
DEPARTMENT NAME            TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------------
Shareholder Services       1-800/632-2301    5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040    5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN    5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)  6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plans           1-800/527-2020    5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563    6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637    5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Each Fund, except the Arizona and Florida Funds, offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Arizona and Florida Funds are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

Contingency Period - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

STATE RISK FACTORS

The information provided below is based on information from independent municipal credit reports and other historically reliable information available to the Fund as of the date of this prospectus. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities in the Fund's respective state to meet their debt obligations or the economic or political conditions within the state. The information has not been independently verified by the Fund. For more information about the economy of the Fund's respective state, please see "Appendices - State Risk Factors" in the SAI.


ARIZONA


A cost of living below the national average and competitive wage rates have attracted people and businesses to Arizona, especially from California. As a result, Arizona's population grew by more than 15% during the first half of the 1990s. Although population growth is expected to remain above-average, the rate of growth may decline as a result of California's economic recovery and thus less migration from that state. Employment growth has also been strong, ranking in the top ten in recent years. Driven recently by gains in the high-tech manufacturing and export sectors, employment growth is expected to remain solid over the long-term.

Under its constitution, Arizona is not allowed to issue general obligation debt. Thus, gross state debt levels have remained moderate. Despite periods of financial stress during the 1980s and early 1990s, the state's financial outlook is generally considered stable. The effect of various tax cuts on the state's budget, especially if the economy slows, are unknown and may create uncertainties in future years.


FLORIDA


Employment and population have grown steadily in Florida since 1991, and Florida's economic expansion has been among the strongest in the region, as well as the nation. As a result, in April 1997, S&P upgraded Florida's general obligation debt rating from AA to AA+. Other factors S&P considered were the state's demonstrated financial management strength, steady funding of the budget stabilization reserve, an economy that continues to diversify, a strong competitive position in the southeast region, and moderate debt levels. Florida's population growth has placed increased demands on education, corrections, and other government services, but so far Florida has been able to meet these challenges.


MASSACHUSETTS


Massachusetts' economy has continued to recover from the national and regional recessions of the early 1990s. Despite defense cutbacks, and restructurings and consolidations in the health care, insurance and banking industries, the state's employment grew almost 1.5% in 1996. While this rate was down from the 2.5% growth rate in 1995 and lags the national average, it is the highest among states in the northeast region. Massachusetts' high-tech, mutual fund and communications-related industries have steadily contributed to the state's economic growth. Although the state has maintained fiscal controls in recent years, its heavy debt burden, one of the highest among states, remains a concern.


MICHIGAN


Michigan's economy has continued to rely on national economic trends, especially the demand for durable goods. Its economic base is dependent on its manufacturing sector, which accounts for more than 33% of the state's total personal income. While this sector has been strong since the end of the national recession in the early 1990s, the state's reliance on manufacturing has made its economy potentially more volatile than the economies of more diverse states. While Michigan fared better during the last economic slowdown than in prior slowdowns, its employment losses were more severe than those of the region or nation. Michigan's losses were mostly due to its significant dependence on transportation equipment and related durable goods manufacturing. In recent years, Michigan has made some improvements in the diversity of its economy, with strong growth in its services sector.

Michigan's fiscal position has improved steadily, prompting S&P to revise the state's outlook from negative to stable in March 1994. As of March 1997, S&P still considered Michigan's outlook to be stable. Tighter budget controls and the positive effect on revenues of the state's strong economy has allowed the state to replenish its reserves, which had been severely depleted during the early 1990s.


MINNESOTA


Minnesota's economy has been well diversified, with only some concentration in the manufacturing sector. This diversification has allowed the state to perform well during economic cycles, compared with the rest of the nation. The effects of the last national recession were less severe in Minnesota, and the state was able to recover more quickly than many other states.

Since late 1994, Minnesota has experienced steady job growth with increases in computer and business services and in the finance sector. Much of this growth has occurred in the Minneapolis-St. Paul metropolitan area and has created labor shortages in some industries. These shortages have in turn resulted in higher-than-average wage levels. Higher wages, together with a tight labor market, could limit future job expansion in the state.

Minnesota's debt burden has been moderate and its financial position strong. The recent strength of its economy and growth in revenues have allowed the state to restore its general fund and reserve levels, which had been drained during the recession of the early 1990s.


OHIO


Ohio's financial performance has been historically strong, aided recently by the continuing diversification of the state's economy. Although manufacturing has remained a large part of the economy, at 21.1% in 1995 versus 15.9% for the U.S., the state's overall employment mix has moved more in line with that of the nation. While benefiting from the recent strength of its manufacturing sector, growth in financial services, distribution and trade have improved the state's economic stability. The state's sizable financial reserves may also lend some stability and help protect the state against future spending pressures and economic cycles.



PROSPECTUS & APPLICATION
FRANKLIN
TAX-FREE
TRUST

----------------------------------------------------------------------------
JULY 1, 1997



FRANKLIN ALABAMA TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN FLORIDA TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN GEORGIA TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN KENTUCKY TAX-FREE INCOME FUND - CLASS I
FRANKLIN LOUISIANA TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN MARYLAND TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN MISSOURI TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND - CLASS I & CLASS II FRANKLIN TEXAS TAX-FREE INCOME FUND - CLASS I & CLASS II
FRANKLIN VIRGINIA TAX-FREE INCOME FUND - CLASS I & CLASS II


INVESTMENT STRATEGY
TAX-FREE INCOME

THIS PROSPECTUS DESCRIBES THE TEN SERIES OF THE FRANKLIN TAX-FREE TRUST (THE "TRUST") LISTED ABOVE. EACH SERIES MAY INDIVIDUALLY OR TOGETHER BE REFERRED TO AS THE "FUND(S)". THIS PROSPECTUS CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE FUND. PLEASE KEEP IT FOR FUTURE REFERENCE.

THE FUND HAS A STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JULY 1, 1997, WHICH MAY BE AMENDED FROM TIME TO TIME. IT INCLUDES MORE INFORMATION ABOUT THE FUND'S PROCEDURES AND POLICIES. IT HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FOR A FREE COPY OR A LARGER PRINT VERSION OF THIS PROSPECTUS, CALL 1-800/DIAL BEN OR WRITE THE FUND AT ITS ADDRESS.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN
TAX-FREE
TRUST


JULY 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary ............................   2

Financial Highlights .......................   4

How does the Fund Invest its Assets? .......  23

What are the Fund's Potential Risks? .......  26

Who Manages the Fund? ......................  28

How does the Fund Measure Performance? .....  32

How Taxation Affects the Fund and its
 Shareholders ..........................      33

How is the Trust Organized? ................  36

ABOUT YOUR ACCOUNT

How Do I Buy Shares? ......................   37

May I Exchange Shares for Shares

 of Another Fund? ..........................  42

How Do I Sell Shares? ......................  44

What Distributions Might I Receive from

 the Fund? .................................  47

Transaction Procedures and Special

 Requirements ..............................  48

Services to Help You Manage Your Account....  52

What If I Have Questions About My Account?..  55

GLOSSARY

Useful Terms and Definitions................ 56

APPENDIX

State Risk Factors ........................  58


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended February 28, 1997. The Fund's actual expenses may vary.


                                                                                             NORTH
                ALABAMA     FLORIDA     GEORGIA    KENTUCKY    LOUISIANA   MARYLAND MISSOURI CAROLINA  TEXAS   VIRGINIA
                FUND        FUND        FUND       FUND        FUND        FUND     FUND     FUND      FUND    FUND
---------------------------------------------------------------------------------------------------------------------------

A. SHAREHOLDER TRANSACTION EXPENSES+

   CLASS I
Sales Charge(as a percentage of Offering Price)

            4.25%         4.25%        4.25%       4.25%       4.25%        4.25%    4.25%    4.25%    4.25%    4.25%

Paid at time of
purchase++  4.25%         4.25%        4.25%       4.25%       4.25%        4.25%    4.25%    4.25%    4.25%    4.25%

Paid at redemption+++
            NONE          NONE          NONE        NONE       NONE         NONE     NONE      NONE    NONE     NONE

   CLASS II

Maximum Sales Charge(as a percentage
of Offering Price)
            1.99%         1.99%         1.99%        -         1.99%        1.99%   1.99%     1.99%    1.99%    1.99%


Paid at time  of purchase++++
            1.00%         1.00%          1.00%      -          1.00%        1.00%        1.00%    1.00%    1.00%    1.00%

Paid at redemption+++
            0.99%         0.99%          0.99%      -          0.99%        0.99%        0.99%    0.99%    0.99%    0.99%

B.  ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)

   CLASS I

Management Fees
          0.57%          0.47%          0.59%      0.63%*      0.61%        0.57%        0.55%    0.55%    0.60%    0.54%

Rule 12b-1 Fees**
         0.08%           0.08%          0.08%      0.09%       0.08%        0.09%         0.08%    0.09%    0.08%    0.08%
         -----------------------------------------------------------------------------------------------------------------
Other expenses
         0.06%           0.05%          0.08%      0.09%       0.07%        0.07%         0.07%    0.06%    0.07%    0.07%
         =================================================================================================================
Total Fund Operating Expenses
         0.71%           0.60%          0.75%      0.81%*       0.76%       0.73%         0.70%    0.70%    0.75%    0.69%

   CLASS II

Management Fees
         0.57%          0.47%          0.59%          -         0.61%       0.57%         0.55%    0.55%    0.60%    0.54%

Rule 12b-1 Fees**
        0.65%           0.65%          0.65%          -         0.65%       0.63%         0.65%    0.65%    0.65%    0.64%

Other Expenses
        0.06%           0.05%          0.08%          -         0.07%       0.07%         0.07%    0.06%    0.07%    0.07%
        ------------------------------------------------------------------------------------------------------------------
Total Fund Operating Expenses
        1.28%           1.17%          1.32%            -       1.33%       1.27%         1.27%    1.26%    1.32%    1.25%
        ==================================================================================================================

C.  EXAMPLE

Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.


                                                                                                  NORTH
                     ALABAMA     FLORIDA     GEORGIA    KENTUCKY    LOUISIANA   MARYLAND MISSOURI CAROLINA  TEXAS   VIRGINIA
                     FUND        FUND        FUND       FUND        FUND        FUND     FUND     FUND      FUND    FUND
---------------------------------------------------------------------------------------------------------------------------
   CLASS I

   1 Year***         $ 49        $ 48        $ 50       $ 50         $ 50        $ 50    $ 49     $ 49     $ 50      $ 49
   3 Years           $ 64        $ 61        $ 65       $ 67         $ 66        $ 65    $ 64     $ 64     $ 65      $ 64
   5 Years           $ 80        $ 75        $ 82       $ 86         $ 83        $ 81    $ 80     $ 80     $ 82      $ 79
   10 Years          $127        $114        $132       $138         $133        $129    $126     $126     $132      $125

   CLASS II

   1 Year            $ 33        $ 32        $ 33          -         $ 33       $ 33    $ 33     $ 33     $ 33      $ 33
   3 Years           $ 50        $ 47        $ 51          -         $ 52       $ 50    $ 50     $ 50     $ 51      $ 49
   5 Years           $ 80        $ 74        $ 82          -         $ 82       $ 79    $ 79     $ 78     $ 82      $ 78
   10 Years          $163        $151        $167          -         $169       $162    $162     $161     $167      $160



For the same Class II investment, you would pay projected expenses of $22 for the Florida Fund and $23 for each of the remaining Funds if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more in Class I shares.


+++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

++++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."

*For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.16% and total operating expenses were 0.34%.

**These fees may not exceed 0.10% for Class I shares and 0.65% for Class II shares. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

***Assumes a Contingent Deferred Sales Charge will not apply.


FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


ALABAMA FUND - CLASS I

---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED FEB. 28                1997    1996     1995     1994     1993     1992    1991     1990     1989     19881
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset
 Value at Beginning
 of Period                      $11.73    $11.31  $11.80   $11.71   $11.00   $10.75   $10.74  $10.59    $10.54   $10.00
                               ----------------------------------------------------------------------------------------

Net Investment Income              .65       .66     .66      .66      .68      .66      .71     .75       .79      .44

Net Realized
 & Unrealized
 Gain (Loss) on
 Securities                       .011       .416  (.500)     .094    .714       .346    .068    .168     .005    .210
                             -----------------------------------------------------------------------------------------


Total From
 Investment
 Operations                      .661      1.076    .160      .754   1.394      1.006    .778    .918     .795     .650
                             ==========================================================================================
Distributions
 From Net
 Investment
 Income                       (.661)      (.656)   (.650)    (.664)  (.684)     (.756)  (.768)  (.768)   (.723)      (.110)

Distributions From Reaized     -             -        -         -       -          -       -       -     (.022)        -
                              ----------------------------------------------------------------------------------------------

Total Distributions           (.661)      (.656)      (.650)  (.664) (.684)     (.756)   (.768)  (.768)    (.745)      (.110)

                              -----------------------------------------------------------------------------------------------
Net Asset Value at
 End of Period               $11.73      $11.73      $11.31   $11.80 $11.71    $11.00   $10.75  $10.74     $10.59      $10.54
                             ================================================================================================

Total Return+                5.84%       9.74          1.54%    6.35%  12.84%     9.51%   7.27%    8.61%     7.59%       11.26%*

RATIOS/SUPPLEMENTAL DATA

Net Assets at
 End of Period
 (in 000's)           $193,466     $185,981         $170,051   $178,414 $144,480 $96,254  $50,182  $21,685   $6,079      $2,472

Ratio of Expenses
 to Average
Net Assets***               .71%       .72%           .72%         .64%  .68%      .71%    .70%      .42%       -%         -%

Ratio of Net
 Investment
 Income to
 Average
 Net Assets              5.62%         5.69%         5.88%         5.62%   6.04%    6.21%    6.45%    6.69%   7.33%       5.64%*

Portfolio
 Turnover Rate         15.47%         12.39%        19.85%        14.87%   11.27%   1.21%   28.36%    4.97%   12.70%      54.25%

ALABAMA FUND - CLASS II

YEAR ENDED FEB. 28                                 1997           19962
---------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period           $11.77           $11.36
                                                 -----------------------
Net Investment Income                               .59              .49

Net Realized & Unrealized Gain (Loss)
 on Securities                                      .011             .405
                                                 ------------------------
Total From Investment Operations                    .601             .895
                                                 ========================
Distributions From Net Investment Income           (.591)           (.485)
Distributions From Realized Capital Gains             -               -
                                                 ------------------------
Total Distributions                                (.591)           (.485)
                                                 ------------------------
Net Asset Value at End of Period                 $11.78           $11.77
                                                 ========================
Total Return+                                      5.28%            8.01%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)           $5,683           $1,662
Ratio of Expenses to Average Net Assets***         1.28%            1.29%*
Ratio of Net Investment Income to
 Average Net Assets                                5.05%            5.09%*
Portfolio Turnover Rate                           15.47%           12.39%

FLORIDA FUND - CLASS I

YEAR ENDED FEB. 28         1997    1996    1995    1994    1993    1992    1991     1990     1989     19881
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset
 Value
 at
 Beginning
 of Period               $11.69   $11.35   $11.77  $11.68  $11.04  $10.75  $10.73   $10.59   $10.61   $10.00
                         -----------------------------------------------------------------------------------
Net
 Investment
 Income                     .67      .69      .69     .70     .71     .71     .73      .73      .81      .46

Net Realized
 & Unrealized
 Gain (Loss)
 on Securities            (.085)    .338    (.436)    .086    .647    .348    .091     .226    (.041)    .333
                       --------------------------------------------------------------------------------------

Total From
 Investment
 Operations               .585     1.028     .254     .786  1.357    1.058    .821     .956     .769     .793
                        =====================================================================================
Distributions
 From Net
 Investment
 Income                 (.685)    (.688)    (.674)   (.696) (.717)  (.768)   (.801)    (.816) (.781)    (.183)
                        --------------------------------------------------------------------------------------

Distributions
 From
 Realized
 Capital
 Gains                   -        -          -          -      -       -       -        -      (.008)      -
                       -------------------------------------------------------------------------------------
Total
 Distributions        (.685)    (.688)     (.674)    (.696) (.717)   (.768)  (.801     (.816)    (.789)  (.183)
                      ---------------------------------------------------------------------------------------

Net Asset
 Value at
 End of
 Period              $11.59    $11.69      $11.35    $11.77  $11.68  $11.04   $10.7   $10.73   $10.59    $10.61
                   ============================================================================================

Total Return+        5.20%    9.28%        2.36%      6.63%   12.45%  10.02%  7.69%    8.98%    7.28%    14.36%*

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End
 of Period
 (in 000's)   $1,458,087$1,353,541 $1,265,018  $1,361,583 $1,164,827 $886,110 $605,720  $302,488 $33,752  $2,411

Ratio of
 Expenses
 to Average

 Net Assets***       .60%     .60%        .59%        .52%      .54%    .54%   .57%     .66%     .24%     -%

Ratio of
 Net Investment
 Income to
 Average Net
 Assets            5.78%    5.93%         6.15%      5.90%        6.30% 6.60%  6.76%    6.40%    6.42%    6.22%*

Portfolio
 Turnover         12.00%   11.78%        14.34%     11.77%       11.72%16.69% 10.80%   8.50%     8.64%    40.02%

FLORIDA FUND - CLASS II

YEAR ENDED FEB. 28                                 1997           19962
------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period             $11.76      $11.37
                                                   --------------------
Net Investment Income                                 .60           .52
Net Realized & Unrealized Gain
 (Loss) on Securities                                (.072)         .382
                                                   ---------------------
Total From Investment Operations                      .528          .902
                                                   =====================
Distributions From Net Investment Income             (.618)        (.512)
Distributions From Realized Capital Gains               -           -
                                                   --------------------
Total Distributions                                  (.618)        (.512)
                                                   ----------------------
Net Asset Value at End of Period                   $11.67         $11.76
                                                   ======================
Total Return+                                        4.65%          8.05%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)         $23,556          $7,644
Ratio of Expenses to Average Net Assets***           1.17%       1.18%*
Ratio of Net Investment Income
 to Average Net Assets                               5.17%       5.33%*
Portfolio Turnover Rate                             12.00%      11.78%

GEORGIA FUND - CLASS I

---------------------------------------------------------------------------------------------------------------------------
YEAR ENDED FEB. 28       1997     1996     1995     1994     1993    1992     1991     1990     1989  19881
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset Value
 at Beginning
 of Period            $11.88   $11.54   $12.00   $11.85   $11.18  $10.94   $10.90   $10.59   $10.55  $10.00
                      -------------------------------------------------------------------------------------
Net Investment
 Income                  .65      .66      .66      .66      .68      .65     .72      .79      .80      .44

Net Realized
 & Unrealized
 Gain (Loss)
 on Securities          (.022)   .343    (.458)   .154     .658     .349    .098     .264     (.034)   .230
                     --------------------------------------------------------------------------------------
Total From
 Investment
 Operations              .628    1.003    .202     .814     1.338    .999    .818     1.054    .766     .670
                     =======================================================================================
Distributions
 From Net
 Investment Income     (.648)   (.663)   (.662)   (.664)   (.668)  (.759)   (.778)   (.744)   (.720)   (.120)

Distributions
 From Realized
 Capital Gains         -       -        -        -        -        -       -        -        (.006)   -
                      --------------------------------------------------------------------------------------
Total
 Distributions        (.648)  (.663)   (.662)   (.664)   (.668)   (.759)  (.778)   (.744)   (.726)   (.120)
                      -------------------------------------------------------------------------------------
Net Asset
 Value at
 End of Period      $11.86  $11.88   $11.54   $12.00   $11.85   $11.18  $10.94   $10.90   $10.59   $10.55
                    ==============================================================================================
Total Return+         5.47%   8.90%    1.87%    6.77%    12.09%   9.32%   7.53%    9.94%    7.32%    11.46%*

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End
 of Period
 (in 000's)        $139,903 $130,380 $116,771 $120,882 $91,017 $68,546  $32,011  $13,877  $5,640 $1,780
Ratio
 of

 Expenses
 to Average

 Net Assets***       .75%    .77%     .76%     .69%     .71%     .72%    .56%     .09%     -%       -%
Ratio of

Net
 Investment
 Income to
 Average Net
 Assets             5.49%   5.58%    5.76%    5.48%    5.91%    6.11%   6.53%    7.07%    7.31%    5.98%*

Portfolio
 Turnover Rate   17.47%  10.98%   36.17%   16.75%   17.10%   6.18%   1.20%    14.43%   12.23%   22.93%

GEORGIA FUND - CLASS II

YEAR ENDED FEB. 28                                   1997       19962
--------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period            $11.92      $11.57
                                                   -----------------
Net Investment Income                                .58         .50
Net Realized
 & Unrealized
 Gain (Loss)
 on Securities                                      (.006)       .343
                                                   ------------------
Total From Investment Operations                     .574        .843
                                                 =====================
Distributions
 From Net
 Investment
 Income                                            (.574)      (.493)

Distributions
 From
 Realized
 Capital
 Gains                                             -            -
                                                 --------------------
Total
 Distributions                                     (.574)      (.493)
                                                   ------------------
Net Asset
 Value at
 End of
 Period                                          $11.92      $11.92
                                                 ==================
Total Return+                                      4.97%       7.40%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End
 of
 Period
 (in 000's)                                 $4,484      $1,335

Ratio
 of
 Expenses
 to
 Average Net Assets***                           1.32%       1.34%*

Ratio of Net
 Investment
 Income to
 Average
 Net Assets                                     4.87%        5.04%*

Portfolio
 Turnover Rate                                 17.47%      10.98%


KENTUCKY FUND - CLASS I

YEAR ENDED FEB. 28           1997     1996      1995   1994     1993     19923
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset
 Value at
 Beginning
 of Period                  $11.04   $10.54  $11.18   $11.05   $10.30   $10.00
                            --------------------------------------------------
Net
 Investment
 Income                        .61      .62      .61     .63      .57      .15

Net Realized
 & Unrealized
 Gain (Loss)
 on Securities                 .012     0.495    (.625)  .164     .832     .164
                               ------------------------------------------------
Total From
 Investment
 Operations                    .622     1.115    (.015)  .794     1.402    .314
                               ================================================
Distributions
 From Net
 Investment

 Income                       (.612)   (.615)   (.625)  (.664)   (.652)   (.014)
Distributions
 From Realized
 Capital
 Gains                         -        -        -       -        -        -
                               ---------------------------------------------
Total
 Distributions              (.612)   (.615)   (.625)  (.664)   (.652)   (.014)
                            --------------------------------------------------
Net Asset
 Value at
 End of
 Period                  $11.05   $11.04   $10.54  $11.18   $11.05   $10.30
                         ==================================================
Total Return+              5.86%    10.73%   .11%    7.07%    13.81%   8.37%*

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End
 of Period
 (in 000's)            $44,289  $38,991 $32,831  $28,057  $11,678  $3,032

Ratio of
 Expenses
 to
 Average
 Net Assets***               .34%     .33%     .29%    -%       -%       -%

Ratio of
 Net
 Investment
 Income
 to Average

 Net Assets               5.63%    5.65%    5.94%   5.73%    6.11%    3.52%*
Portfolio
 Turnover
 Rate                    24.81%   31.89%   32.92%  13.22%   18.41%   53.90%

LOUISIANA FUND - CLASS I

YEAR ENDED FEB. 28               1997   1996    1995     1994     1993    1992     1991     1990     1989  19881

---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset
 Value
 at
 Beginning
 of
 Period                        $11.32  $11.03   $11.56   $11.57   $10.90   $10.68  $10.58   $10.39   $10.41   $10.00
                             -------------------------------------------------------------------------------------
Net
 Investment
 Income                         .65     .66      .66      .67      .69      .67     .71      .78      .78      .46

Net
 Realized
 & Unrealized
 Gain (Loss)
 on Securities                 .001    .281     (.549)   (.005)   .668     .326    .182     .202     (.028)   .136
                               -----------------------------------------------------------------------------------
Total
 From
 Investment
 Operations                    .649    .941     .111     .665     1.358    .996    .892     .982     .752     .596
                               ===================================================================================

Distributions
 From Net
 Investment
 Income                       (.649)  (.651)   (.641)   (.675)   (.688)   (.776)  (.792)   (.792)   (.772)   (.186)

Distributions
 From Realized
 Capital Gains                -       -        -        -        -        -       -        -        -        -
                             --------------------------------------------------------------------------------------
Total Distributions          (.649)   (.651)   (.641)   (.675)   (.688)  (.776)   (.792)   (.792)   (.772)   (.186)
                             ======================================================================================

Net
 Asset
 Value
 at End
 of
 Period                   $11.32  $11.32   $11.03   $11.56   $11.57   $10.90  $10.68   $10.58   $10.39   $10.41
                          =====================================================================================
Total
 Return+                    5.94%   8.75%    1.14%    5.63%    12.61%   9.49%   8.50%    9.41%    7.27%    10.22%*

RATIOS/SUPPLEMENTAL DATA

Net
 Assets
 at End
 of Period
 (in 000's)             $112,981 $107,461 $104,980 $115,971 $95,368 $72,923  $35,862  $17,696  $4,25      $1,247

Ratio
 of
 Expenses
 to Average
 Net Assets***           .76%    .78%     .75%     .68%     .70%     .70%     .56%     .04%     -%        -%

Ratio of Net
 Investment
 Income
 to Average
 Net Assets             5.76%   5.89%    5.98%    5.70%    6.18%    6.33%    6.60%    7.10%    7.33%    6.21%*

Portfolio
 Turnover
 Rate                  13.68%  5.23%    32.28%   17.63%   23.37%   10.51%    0.76%    16.65%   5.91%    18.12%

LOUISIANA FUND - CLASS II

YEAR ENDED FEB. 28                           1997              19962
-----------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset
 Value at
 Beginning
 of Period                                $11.37              $11.01
                                      -----------------------------------
Net
 Investment
 Income                                      .58                 .49

Net Realized
 & Unrealized
 Gain (Loss)
 on
 Securities                               (.001)                 .351
                                     ----------------------------------
Total From
 Investment
 Operations                                .579                   .841
                                      =================================
Distributions
 From Net
 Investment
 Income                                  (.579)                  (.481)

Distributions
 From Realized
 Capital Gains                           -                         -
                                         -----------------------------
Total Distributions                      (.579)                  (.481)
                                         -----------------------------
Net Asset
 Value at
 End of Period                         $11.37                   $11.37
                                       ===============================
Total Return+                            5.27%                    7.76%

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End
 of Period
 (in 000's)                        $3,004                    $1,438

Ratio of
 Expenses
 to Average Net Assets***               1.33%                    1.35%*

Ratio of Net
 Investment
 Income to
 Average Net Assets                     5.29%                    5.27%*

Portfolio Turnover Rate                13.68%                    5.23%

MARYLAND FUND - CLASS I

YEAR ENDED FEB. 28               1997     1996     1995     1994    1993     1992     1991     1990   19894
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset
 Value
 at
 Beginning
 of Period                      $11.38   $10.92   $11.36   $11.27  $10.60   $10.37   $10.31   $10.07  $10.00
                               -----------------------------------------------------------------------------
Net
 Investment
 Income                            .61      .62      .63      .64      .65     .64      .68      .72      .18

Net
 Realized
 & Unrealized
 Gain (Loss)
 on
 Securities                      (.035)   .467     (.453)   .092    .672     .300     .096     .192     (.054)
                             ---------------------------------------------------------------------------------
Total
 From
 Investment
 Operations                       .575     1.087    .177     .732     1.322   .940     .776     .912     .126
                             ================================================================================
Distributions From
 Net Investment
 Income                         (.625)   (.627)   (.617)   (.642)   (.652)  (.710)   (.716)   (.672)   (.056)

Distributions
 From Realized
 Capital
 Gai                           -        -        -        -        -       -        -        -        -
                             -------------------------------------------------------------------------------
Total
 Distributions               (.625)   (.627)   (.617)   (.642)   (.652)  (.710)   (.716)   (.672)   (.056)
                            ================================================================================
Net Asset Value
 at End
 of Period                 $11.33   $11.38   $10.92   $11.36  $11.27   $10.60   $10.37    $10.31    $10.07
                           ================================================================================

Total Return+                5.24%    10.18%   1.78%    6.40%    12.64%  9.21%    7.57%    9.01%    2.98%*

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End
 of
 Period
 (in 000's)                 $185,234 $175,078 $153,145 $156,683$115,873 $71,538  $33,421  $14,004 $3,313

Ratio
 of
 Expenses
 to
 Average
 Net Assets***               .73%     .74%     .73%     .66%     .71%    .71%     .54%     .07%     -%

Ratio of
 Net
 Investment
 Income
 to
 Average
 Net
 Assets                    5.42%    5.56%    5.86%    5.58%    6.00%   6.15%    6.50%    6.84%    4.26%*

Portfolio
 Turnover
 Rate                     12.71%   8.11%    20.30%   18.38%   14.73%  16.65%   12.14%   6.03%    11.78%

MARYLAND FUND - CLASS II

YEAR ENDED FEB. 28                        1997                   19962
-----------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value
 at Beginning
of Period                                 $11.44                   $10.93
                                        -----------------------------------
Net
 Investment
 Income                                      .55                      .47

Net Realized
 & Unrealized
 Gain (Loss)

 on Securities                             (.033)                       .506
                                          ----------------------------------
Total
 From
 Investment
 Operations                                 .517                         .976
                                          ===================================
Distributions
 From Net
 Investment
 Income                                   (.557)                       (.466)
                                         ------------------------------------
Distributions
 From Realized
 Capital
 Gains                                      -                           -
                                         ------------------------------------
Total
 Distributions                            (.557)                       (.466)
                                         ------------------------------------
Net Asset
 Value
 at End
 of
 Period                                $11.40                       $11.44
                                        ===================================
Total
 Return+                                 4.68%                        9.06%

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End
 of Period
 (in 000's)                         $5,084                        $913

Ratio of
 Expenses
 to Average
 Net Assets***                           1.27%                        1.31%*

Ratio of
 Net
 Investment
 Income to
 Average Net
 Assets                                 4.78%                        4.95%*

Portfolio
 Turnover
 Rate                                  12.71%                        8.11%

MISSOURI FUND - CLASS I

YEAR ENDED FEB. 28              1997     1996     1995     1994     1993    1992     1991     1990     1989   19881
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset
 Value
 at
 Beginning
 of Period                     $11.94   $11.44   $11.94   $11.75   $11.07  $10.74   $10.64   $10.44   $10.35  $10.00
                              --------------------------------------------------------------------------------------
Net
 Investment
 Income                           .65     .65      .65      .66      .68      .65     .69      .74      .78      .46

Net
 Realized
 & Unrealized
 Gain
 (Loss) on
 Securities                     (.069)   .494     (.501)   .206     .676    .409     .154     .198     .017     .058
                              --------------------------------------------------------------------------------------

Total
 From
 Investment
 Operations                     .581    1.144    .149     .866     1.356    1.059   .844     .938     .797     .518
                              =====================================================================================
Distributions
 From Net
 Investment

 Income                       (.649)  (.644)   (.649)   (.676)   (.676)   (.729)  (.744)   (.738)   (.707)   (.168)
Distributions
 From
 Realized
 Capital Gains                (.042)  -        -        -        -        -       -        -        -        -
                           --------------------------------------------------------------------------------------
Total
 Distributions                (.691)  (.644)   (.649)   (.676)   (.676)   (.729)  (.744)   (.738)   (.707)   (.168)
                           ----------------------------------------------------------------------------------------
Net Asset
 Value at
 End of
 Period                    $11.83  $11.94   $11.44   $11.94   $11.75   $11.07  $10.74   $10.64   $10.44   $10.35
                           ========================================================================================
Total
 Return+                     5.06%   10.23%   1.44%    7.29%    12.40%   10.04%  7.96%    8.94%    7.74%    8.26%*

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End of
 Period
 (in 000's)             $269,564 $247,522 $227,442 $228,149 $164,122$110,940 $55,560  $28,479  $7,996   $2,060

Ratio of
 Expenses to
 Average Net
 Assets***                  .70%     .71%     .70%     .64%     .67%    .71%     .72%     .40%     -%    -%

Ratio of
 Net
 Investment
 Income to
 Average
 Net Assets               5.56%   5.58%    5.75%    5.55%    6.03%    6.21%   6.42%    6.66%    7.30%    6.27%*

Portfolio
Turnover Rate           21.81%  18.27%   19.84%   11.02%   10.28%   16.40%  40.08%   8.69%    7.15%    28.32%


MISSOURI FUND - CLASS II

YEAR ENDED FEB. 28                        1997                       19962
---------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset
 Value
 at
 Beginning
 of Period                              $11.97                       $11.47
                                        -----------------------------------
Net Investment Income                      .57                          .48
Net Realized
 & Unrealized
 Gain (Loss)
 on Securities                           (.072)                        .497
                                        -----------------------------------
Total From
 Investment
 Operations                               .498                         .977
                                        ===================================
Distributions
 From Net
 Investment
 Income                                (.576)                       (.477)

Distributions
 From Realized
 Capital Gains                         (.042)                           -
                                       ----------------------------------
Total Distributions                    (.618)                       (.477)
                                       -----------------------------------
Net Asset
 Value at
 End of
 Period                              $11.85                       $11.97
                                       ===================================
Total
 Return+                               4.32%                        8.66%

RATIOS/SUPPLEMENTAL DATA

Net
 Assets
 at End
 of
 Period (in 000's)                $4,295                      $1,325

Ratio
 of
 Expenses
 to
 Average
 Net Assets***                         1.27%                        1.27%*

Ratio of
 Net
 Investment
 Income to
 Average
 Net Assets                            4.92%                        4.94%*

Portfolio
 Turnover
 Rate                                 21.81%                       18.27%

NORTH CAROLINA FUND - CLASS I


YEAR ENDED FEB. 28               1997     1996     1995     1994     1993    1992     1991     1990     1989   19881
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net
 Asset
 Value
 at
 Beginning
 of Period                     $11.75   $11.37   $11.92   $11.88   $11.12  $10.86   $10.79   $10.55   $10.46   $10.00
                               --------------------------------------------------------------------------------------
Net
 Investment
 Income                           .64     .64      .65      .65      .67      .64     .70      .74      .77      .43

Net
 Realized
 & Unrealized
 Gain (Loss)
 on Securities                 (.030)  .391     (.550)   .054     .754     .352    .124     .221     .056     .206
                             -------------------------------------------------------------------------------------
Total From
 Investment
 Operations                     .610     1.031    .100     .704     1.424   .992     .824     .961     .826   .636
                            ======================================================================================


Distributions
 From Net
 Investment
 Income                       (.630)  (.651)** (.650)   (.664)   (.664)   (.732)  (.742)   (.720)   (.715)   (.176)

Distributions
 From Realized
 Capital
 Gains                        -       -        -        -        -        -       (.012)   (.001)   (.021)     -
                             -----------------------------------------------------------------------------------
Total Distributions          (.630)   (.651)   (.650)   (.664)   (.664)  (.732)   (.754)   (.721)   (.736)    (.176)
                            -----------------------------------------------------------------------------------------


Net Asset
 Value
 at End
 of
 Period                  $11.73  $11.75   $11.37   $11.92   $11.88   $11.12  $10.86   $10.79   $10.55   $10.46 (.176)
                         ============================================================================================
Total
 Return+                            5.38%   9.28%    1.06%    5.81%    12.97%   9.28%   7.66%    9.06%    7.98%    2.28%*

RATIOS/SUPPLEMENTAL DATA

Net
 Assets
 at End
 of Period
 (In 000's)                      $260,979 $247,031 $216,263 $215,540 $156,517 $106,960 $50,328  $24,746  $10,346  $1,650

Ratio
 of
 Expenses
 to Average
 Net
 Assets***                        .70%     .71%     .70%     .63%     .67%    .71%     .74%     .50%     -%       -%

Ratio
 of
 Net
 Investment
 Income to
 Average
 Net Assets                         5.47%   5.52%    5.75%    5.44%    5.86%    6.03%   6.37%    6.68%    7.09%    5.89%*

Portfolio
 Turnover
 Rate                               9.98%   25.19%   25.05%   3.86%    8.48%    3.16%   7.99%    11.80%   12.35%   10.34%

NORTH CAROLINA FUND - CLASS II

YEAR ENDED FEB. 28                      1997                       19962
---------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net
 Asset
 Value
 at
 Beginning
 of
 Period                            $11.80                       $11.41
                                   -----------------------------------
Net
 Investment Income                    .57                          .49

Net Realized
 & Unrealized
 Gain (Loss)
 on Securities                      (.018)                        .384
                                    ----------------------------------
Total From
 Investment
 Operations                         .552                         .874
                                    =================================
Distributions
 From Net
 Investment
 Income                           (.562)                       (.484)

Distributions
 From Realized
 Capital
 Gains                            -                           -
                                  -----------------------------
Total
 Distributions                  (.562)                        (.484)
                                 -----------------------------------
Net Asset
 Value at
 End of
 Period                       $11.79                       $11.80
                                ===================================
Total Return+                   4.83%                        7.77%

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End
 of
 Period
 (in 000's)                     $9,607                      $2,430

Ratio of
 Expenses
 to
 Average
 Net Assets***                      1.26%                        1.28%*

Ratio of
 Net
 Investment
 Income to
 Average
 Net Assets                        4.85%                        4.90%*

Portfolio
 Turnover
 Rate                              9.98%                       25.19%

TEXAS FUND - CLASS I

YEAR ENDED FEB. 28              1997     1996     1995     1994     1993    1992     1991     1990     1989    19881
---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net
 Asset
 Value
 at
 Beginning
 of Period                    $11.58   $11.25   $11.72   $11.69   $11.03  $10.77   $10.74   $10.59   $10.56    $10.00
                             ----------------------------------------------------------------------------------------
Net
 Investment
 Income                          .66     .67      .68      .69      .69      .67     .73      .84      .78      .50

Net Realized
 & Unrealized
 Gain (Loss)
 on Securities                  .001    .335     (.487)   .032     .661     .370    .104     .114     .044     .255
                             --------------------------------------------------------------------------------------
Total From
 Investment
 Operations                    .661    1.005    .193     .722     1.351    1.040   .834     .954     .824     .755
                            ======================================================================================
Distributions
 From Net
 Investment
 Income                      (.673)  (.675)   (.663)   (.692)   (.691)   (.780)  (.804)   (.804)   (.794)   (.195)

Distributions
 From Realized
 Capital
 Gains                       (.198)  -        -        -        -        -       -        -        -        -
                           ----------------------------------------------------------------------------------------
Total Distributions          (.871)   (.675)   (.663)   (.692)   (.691)  (.780)   (.804)   (.804)   (.794)   (.195)

Net Asset
 Value at end
 of Period                 $11.37   $11.58   $11.25   $11.72   $11.69  $11.03   $10.77   $10.74   $10.59     $10.56
                          =========================================================================================

Total Return+                5.91%   9.15%    1.80%    6.09%    12.41%   9.84%   7.81%    8.95%    7.88%    12.72%*

RATIOS/SUPPLEMENTAL DATA

Net
 Assets
 at End
 of
 Period
 (in 000's)               $126,612 $129,702 $130,684 $148,684 $139,389$123,722 $29,036  $6,094   $2,356 $1,141

Ratio
 of
 Expenses
 to Average
 Net Assets***                .75%    .76%     .73%     .65%     .66%     .70%    .40%     -%       -%       -%

Ratio
 of Net
 Investment
 Income to
 Average
 Net Assets                  5.70%   5.86%    6.05%    5.85%    6.15%    6.14%   6.46%    7.26%    7.65%    6.61%*

Portfolio
 Turnover                   35.57%   18.38%   6.36%    20.18%   12.33%  6.44%    0.55%    3.53%    6.95%    41.50%

TEXAS FUND - CLASS II

YEAR ENDED FEB. 28                       1997                       19962
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset
 Value at
 Beginning
 of Period                            $11.68                       $11.27
                                      -----------------------------------
Net
 Investment
 Income                                  .60                          .51

Net Realized
 & Unrealized
 Gain (Loss)
 on Securities                           .019                         .403
                                      ---------------------------------
Total From
 Investment
 Operations                             .619                         .913
                                      =================================
Distributions
 From Net
 Investment
 Income                               (.611)                       (.503)

Distributions
 From Realized
 Capital
 Gains                                (.198)                           -
                                     ----------------------------------
Total
 Distributions                        (.809)                       (.503)
                                    -----------------------------------
Net Asset
 Value at
 End of
 Period                             $11.49                       $11.68
                                    ===================================
Total
 Return+                              5.48%                        8.23%

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End
 of
 Period
 (in 000's)                       $740                         $79

Ratio
 of
 Expenses
 to
 Average
 Net Assets***                       1.32%                        1.33%*

Ratio of
 Net
 Investment
 Income
 to
 Average
 Net Assets                         5.03%                        5.23%*

Portfolio
 Turnover
 Rate                              35.57%                       18.38%

VIRGINIA FUND - CLASS I

YEAR ENDED FEB. 28               1997     1996     1995     1994     1993    1992     1991     1990     1989     19881

---------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net
 Asset
 Value
 at
 Beginning
 of
 Period                         $11.72  $11.33   $11.82   $11.69   $10.98   $10.70  $10.63   $10.43   $10.45   $10.00
                                -------------------------------------------------------------------------------------
Net
 Investment
 Income                            .65     .66      .66      .67      .67      .66     .69      .73      .77      .44

Net
 Realized
 & Unrealized
 Gain (Loss)
 on
 Securities                       (.067)   .381     (.499)   .136     .704    .362     .136     .226     (.034)   .199
                              -----------------------------------------------------------------------------

Total
 From
 Investment
 Operations                       .583    1.041    .161     .806     1.374    1.022   .826     .956     .736     .639
                              ===================================================================================
Distributions
 From Net
 Investment
 Income                         (.649)  (.651)   (.651)   (.676)   (.664)   (.742)  (.756)   (.756)   (.756)   (.189)

Distributions
 From
 Realized
 Capital
 Gains                         (.004)  -        -        -        -        -       -        -        -        -
                              --------------------------------------------------------------------------------
Total
 Distributions                 (.653)  (.651)   (.651)   (.676)   (.664)   (.742)  (.756)   (.756)   (.756)   (.189)
                              -------------------------------------------------------------------------------------
Net
 Asset
 Value
 at
 End
 of
 Period                     $11.65  $11.72   $11.33   $11.82   $11.69   $10.98  $10.70   $10.63   $10.43   $10.45
                            =====================================================================================
Total
 Return+                      5.15%   9.41%    1.56%    6.80%    12.67%   9.71%   7.82%    9.12%    7.09%  11.90%*

RATIOS/SUPPLEMENTAL DATA

Net
 Assets
 at End
 of
 Period
 (in 000's)              $287,172 $271,396 $255,965 $260,913 $211,171 $152,615  $82,662  $38,572  $13,885  $2,621

Ratio
 of
 Expenses
 to
 Average
 Net
 Assets***                  .69%     .69%     .69%     .62%     .65%    .68%     .72%     .60%     .16%    -%

Portfolio
 Turnover
 Rate                    19.25%    12.96%   21.73%   6.86%    5.74%    4.33%   2.56%    1.06%    3.92%    65.51%

VIRGINIA FUND - CLASS II

YEAR ENDED FEB. 28                       1997                       19962
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net
 Asset
 Value
 at
 Beginning
 of
 Period                                 $11.77                    $11.35
                                       --------------------------------
Net
 Investment
 Income                                    .58                       .49

Net Realized
 & Unrealized
 Gain (Loss)
 on
 Securities                              (.055)                      .412
                                       --------------------------------
Total
 From
 Investment
 Operations                               .525                       .902
                                      =========================================
Distributions
 From Net
 Investment
 Income                                 (.581)                    (.482)

Distributions
 From
 Realized
 Capital
 Gains                                  (.004)                      -
                                     ------------------------------------
Total
 Distributions                          (.585)                    (.482)
                                     --------------------------------
Net
 Asset
 Value
 at
 End
 of
 Period                              $11.71                    $11.77
                                    ================================
Total Return+                          4.61%                     8.07%

RATIOS/SUPPLEMENTAL DATA

Net
 Assets
 at End
 of
 Period
 (in 000's)                     $6,674                      $2,050

Ratio
 of
 Expenses
 to
 Average
 Net
 Assets***                           1.25%                        1.26%*

Ratio
 of
 Net
 Investment
 Income
 to
 Average
 Net Assets                         4.94%                        5.06%*

Portfolio
 Turnover
 Rate                              19.25%                       12.72%

1FOR THE PERIOD SEPTEMBER 1, 1987 (EFFECTIVE DATE) TO FEBRUARY 29, 1988. 2FOR THE PERIOD MAY 1, 1995 (EFFECTIVE DATE) TO FEBRUARY 29, 1996.
3FOR THE PERIOD SEPTEMBER 10, 1991 (EFFECTIVE DATE) TO FEBRUARY 29, 1992. 4FOR THE PERIOD OCTOBER 3, 1988 (EFFECTIVE DATE) TO FEBRUARY 28, 1989.

+TOTAL RETURN MEASURES THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED. IT IS NOT ANNUALIZED, EXCEPT WHERE INDICATED. IT DOES NOT INCLUDE THE MAXIMUM FRONT-END SALES CHARGE OR THE CONTINGENT DEFERRED SALES CHARGE AND ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AT NET ASSET VALUE. BEFORE MAY 1, 1994, DIVIDENDS WERE REINVESTED AT THE MAXIMUM OFFERING PRICE, AND CAPITAL GAINS AT NET ASSET VALUE. EFFECTIVE MAY 1, 1994, WITH THE IMPLEMENTATION OF THE RULE 12B-1 DISTRIBUTION PLANS FOR CLASS I SHARES, THE SALES CHARGES ON REINVESTED DIVIDENDS WERE ELIMINATED.

*ANNUALIZED.

**INCLUDES DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME IN THE AMOUNT OF $0.001.

***FOR THE PERIODS INDICATED, ADVISERS AGREED IN ADVANCE TO LIMIT ITS MANAGEMENT FEES AND TO MAKE CERTAIN PAYMENTS TO REDUCE THE FUND'S EXPENSES. HAD SUCH ACTION NOT BEEN TAKEN, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN AS
FOLLOWS:
                 RATIO OF
                 EXPENSES
                TO AVERAGE
                NET ASSETS
------------------------------------------
ALABAMA FUND:

19881              0.86%*
1989               0.74
1990               0.72
1991               0.72

FLORIDA FUND:

19881              0.88%*
1989               0.74
1990               0.66

GEORGIA FUND:

19881              0.87%*
1989               0.76
1990               0.74
1991               0.74

KENTUCKY FUND:

19923              0.82%*
1993               0.81
1994               0.71
1995               0.80
1996               0.82
1997               0.81

LOUISIANA FUND:

19881              0.88%*
1989               0.73
1990               0.70
1991               0.72

MARYLAND FUND:

19894              0.65%*
1990               0.73
1991               0.73

MISSOURI FUND:

19881              0.87%*
1989               0.77
1990               0.72

NORTH CAROLINA FUND:

19881              0.87%*
1989               0.74
1990               0.71

TEXAS FUND:

19881              0.89%*
1989               0.76
1990               0.71
1991               0.75

VIRGINIA FUND:

19881              0.87%*
1989               0.75
1990               0.72


HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE


The Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. The Fund also seeks to provide a maximum level of income that is exempt from the personal income taxes, if any, for resident shareholders of the named state. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.


TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST


The Fund attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its net assets in securities that pay interest exempt from federal income taxes, including the alternative minimum tax, and from the personal income taxes, if any, of its respective state. It is possible, although not anticipated, that up to 20% of the Fund's net assets could be in taxable obligations.

The Fund invests at least 65% of its total assets in municipal securities issued by or on behalf of its respective state, and that state's local governments, municipalities, authorities, agencies and political subdivisions. It is possible, although not anticipated, that up to 35% of the Fund's total assets could be in municipal securities of a state, territory or local government other than its respective state.

Some states may require a fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-exempt under the laws of that state, in order for any portion of the fund's distributions to be exempt from the state's personal income taxes. If the Fund's respective state requires this, the Fund will attempt to invest its assets as required so that its distributions will be exempt from personal income taxes for resident shareholders of that state.

The Fund invests in investment grade securities. Investment grade securities are securities rated in one of the four highest rating categories of a nationally recognized rating service, such as Moody's, S&P or Fitch, and also include unrated securities that Advisers considers comparable in quality to securities that have been rated investment grade. The four highest rating categories are Aaa, Aa, A and Baa for Moody's and AAA, AA, A and BBB for both S&P and Fitch. Although securities rated in the fourth highest rating category are considered investment grade, they are generally more vulnerable to adverse economic conditions than securities rated in the three highest categories and are considered to have some speculative characteristics. If the rating services lower the rating on a security in the Fund's portfolio, the Fund will consider this change in its evaluation of the security's overall investment merits. A change in a security's rating, however, does not automatically require the Fund to sell the security. For a description of the various rating categories, please see "Appendices - Description of Ratings" in the SAI.

When determining whether securities are consistent with the Fund's investment objectives and policies and thereafter when determining an issuer's comparative credit rating, Advisers considers the terms of an offering and various other factors. Advisers may, among other things, (i) interview representatives of the issuer at its offices; (ii) tour and inspect the physical facilities of the issuer to evaluate the issuer and its operations; (iii) analyze the issuer's financial and credit position, including all appropriate ratios; and (iv) compare other similar securities offerings to the issuer's proposed offering.

Under normal market conditions, the Fund invests its assets as described above. For temporary defensive purposes, however, the Fund may invest up to 100% of its total assets in taxable obligations, including (i) municipal securities of a state or local government other than its respective state; (ii) commercial paper rated at least P-1 by Moody's, A-1 by S&P, or F-1 by Fitch; or (iii) obligations issued or guaranteed by the full faith and credit of the U.S. government.

MUNICIPAL SECURITIES. Municipal securities are obligations that pay interest exempt from federal income tax and that are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. An opinion as to the tax-exempt status of a municipal security is generally given to the issuer by the issuer's bond counsel when the security is issued.

Municipal securities are issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities.

The Fund has no restrictions on the maturity of municipal securities in which it may invest. The Fund attempts to invest in municipal securities with maturities that, in Advisers' judgment, will provide a high level of current income consistent with prudent investing. Advisers will also consider current market conditions when determining the securities it wants to buy and whether to hold securities currently in the Fund's portfolio.


The Fund may invest more than 25% of its assets in municipal securities in particular market segments, including, but not limited to, hospital revenue bonds, housing agency bonds, tax-exempt industrial development revenue bonds, transportation bonds, or pollution control revenue bonds. An economic, business, political or other change that affects one security may also affect other securities in the same market segment, thereby potentially increasing market risk. Examples of changes that may affect certain market segments include proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs for the projects.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may buy floating and variable rate obligations. The interest rates on these obligations are not fixed, but vary with changes in prevailing market rates on predesignated dates. The Fund may also invest in floating or variable rate demand notes ("VRDNs"). VRDNs carry a demand feature that allows the Fund to tender the obligation back to the issuer or a third party before maturity, at par value plus accrued interest, according to the terms of the obligation. Although it is not a put option in the usual sense, the demand feature is sometimes known as a "put." Frequently, VRDNs are secured by letters of credit or other credit support arrangements. The Fund limits its purchase of floating and variable rate obligations to those that are investment grade.

With respect to 75% of the total value of the Fund's assets, no more than 5% may be in securities underlying "puts" from the same institution. The Fund may, however, invest up to 10% of its assets in unconditional "puts", which are exercisable even in the event of a default in the payment of principal or interest on the underlying security, and other securities issued by the same institution. The restrictions in this paragraph do not apply to the Maryland Fund.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs are widely used by state and local governments to finance the purchase of property and function much like installment purchase agreements. COPs are created when long-term lease revenue obligations are issued by a governmental corporation to pay for the acquisition of property or facilities. The property or facilities acquired are then leased to a municipality and the lease payments are used to repay interest and principal on the obligations issued to buy the property. After all of the lease payments have been made, according to the terms of the lease, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt. Thus, COPs may enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

CALLABLE BONDS. The Fund may buy and hold callable municipal bonds. Callable bonds have a provision in their indenture allowing the issuer to redeem the bonds before their maturity dates at a specified price. This price typically reflects a premium over the bonds' original issue price. Callable bonds generally have call protection, that is, a period of time when the bonds may not be called. This period usually lasts for five to ten years. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the proceeds of a bond called under these circumstances are reinvested, the result may be a lower overall yield due to lower current interest rates. If the purchase price of the bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Fund, depending on the price at which the bonds were redeemed.

OTHER INVESTMENT POLICIES OF THE FUND

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy and sell municipal securities on a "when-issued" and "delayed delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. Although the Fund will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed delivery transactions for investment leverage purposes.

BORROWING. The Fund may borrow up to 5% of its total assets from banks for temporary or emergency purposes. Although the Fund does not currently intend to do so, the Fund may also lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the bond market as a whole.

Yields on municipal securities vary, depending on a variety of factors. These include the general condition of the financial and municipal securities markets, the size of a particular offering, the credit rating of the issuer and the maturity of the obligation. Generally, municipal securities with longer maturities produce higher current yields than municipal securities with shorter maturities. Prices of longer-term securities, however, typically fluctuate more than those of shorter-term securities due to changes in interest rates, tax laws and other general market conditions. Lower-quality municipal securities also generally produce higher yields than higher-quality municipal securities. Lower-quality securities, however, generally have a higher degree of risk associated with the issuer's ability to make timely principal and interest payments.


NONAPPROPRIATION RISK OF COPS. A feature that distinguishes COPs from more traditional forms of municipal debt is the "nonapropriation" clause in the lease. A nonappropriation clause allows the municipality to terminate the lease annually without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, when faced with increasingly tight budgets, have more discretion to curtail payments under COPs than they do to curtail payments on traditionally funded debt obligations. If the municipality does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. The private sector value of the property may be more or less than the amount the municipality was paying.

While the risk of nonappropriation is inherent to COPs financing, the Fund believes that this risk may be reduced, although not eliminated, by its policy of investing only in investment grade COPs. When assessing the risk of nonappropriation, the rating services and Advisers consider, among other factors, the issuing municipality's credit rating, how essential the leased property is to the municipality, and the term of the lease compared to the useful life of the leased property. While there is no limit as to the amount of assets that the Fund may invest in COPs, as of February 28, 1997, the Fund held the following percentage of its net assets in COPs or other municipal leases:

Alabama Fund                       1.29%
Florida Fund                       5.35%
Georgia Fund                       4.22%
Kentucky Fund                     18.87%
Louisiana Fund                     2.83%
Maryland Fund                     14.80%
Missouri Fund                     24.57%
North Carolina
 Fund                             11.96%
Texas Fund                             -
Virginia Fund                      2.90%

CREDIT AND MARKET RISK. Credit risk is a function of the ability of an issuer of a municipal security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a municipal security caused by changes in general economic and interest rate conditions that affect the market as a whole.

INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable.

NON-DIVERSIFICATION RISK - MARYLAND FUND ONLY. The Maryland Fund is a non-diversified series of the Trust. Under the federal securities laws, this means the Fund is not subject to any restrictions on the amount of its assets that it may invest in one or more issuers. An investment in the Fund may involve more risk than an investment in a fund that may not concentrate its investments in one or relatively few issuers. These risks include increased susceptiblity to adverse economic or regulatory developments. Please see "Investment Restrictions" in the SAI for the diversification requirements the Fund intends to meet in order to qualify as a regulated investment company under the Code.

STATE RISK FACTORS. Since the Fund primarily invests in municipal securities issued by or on behalf of its respective state, and that state's local governments, municipalities, authorities, agencies and political subdivisions, its performance is closely tied to the continuing ability of issuers of municipal securities in its respective state to meet their debt obligations and to the economic and political conditions within the state. Although the Fund's policy of investing in investment grade securities may reduce the credit and other risks that may exist on the municipal securities of the Fund's respective state, it does not eliminate them. Before investing you should consider the risks discussed in this prospectus. For more information about the economy of the Fund's respective state and the Fund's potential risks, please see "State Risk Factors" in the Appendix at the back of this prospectus and the SAI.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $191 billion in assets, including $44 billion in the municipal securities market. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is:


Thomas Kenny
Senior Vice President of Advisers


Mr. Kenny is the Director of Franklin's Municipal Bond Department and has been responsible for portfolio recommendations and decisions of all series of the Trust since August 1994. He holds a Master of Science degree in Finance from Golden Gate University and a Bachelor of Arts degree in Business and Economics from the University of California at Santa Barbara. Mr. Kenny joined the Franklin Templeton Group in 1986. He is a member of several municipal securities industry-related committees and associations.


John Pomeroy
Portfolio Manager of Advisers


Mr. Pomeroy has been responsible for portfolio recommendations and decisions for the Alabama, Georgia and Maryland Funds since 1990, the North Carolina Fund since 1992, and the Florida Fund since 1994. He holds a Bachelor of Science degree in Finance from San Francisco State University. Mr. Pomeroy joined the Franklin Templeton Group in 1986. He is a member of several securities industry-related committees and associations.

Stella Wong
Vice President of Advisers

Ms. Wong has been responsible for portfolio recommendations and decisions for the Louisiana, North Carolina, Texas and Virginia Funds since their inception, and the Alabama and Maryland Funds since 1990. Ms. Wong holds a Master degree in Financial Planning from Golden Gate University and a Bachelor of Science degree in Business Administration from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.

John Wiley
Portfolio Manager of Advisers
Mr. Wiley has been responsible for portfolio recommendations and decisions of the Louisiana and Texas Funds since 1997. Mr. Wiley holds a Masters of Business Administration degree in Finance from Saint Mary's College. He earned his Bachelor of Science degree from University of California at Berkeley. He joined the Franklin Templeton Group in 1989. He is a member of several securities industry-related committees and associations.


Robert Schubert
Vice President of Advisers

Mr. Schubert has been responsible for portfolio recommendations and decisions of the Georgia Fund since 1995. He attended Farleigh Dickenson University and has been in the securities industry since 1960. He joined the Franklin Templeton Group in 1989. Before joining the Franklin Templeton Group, he managed the bond department for First Equity Corporation of Florida. He is a member of several securites industy-related associations.

Don Duerson
Vice President of Advisers

Mr. Duerson has been responsible for portfolio recommendations and decisions of the Missouri and Virginia Funds since their inception. He has a Bachelor of Science degree in Business and Public Administration from the University of Arizona. He has been in the securities industry since 1956 and with the Franklin Templeton Group since 1986. He is a member of several industry-related committees and associations.

Sheila Amoroso
Vice President of Advisers

Ms. Amoroso has been responsible for portfolio recommendations and decisions of the Florida, Kentucky and Missouri Funds since their inception. Ms. Amoroso holds a Bachelor of Science degree from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.

Bernard Schroer
Vice President of Advisers

Mr. Schroer has been responsible for portfolio recommendations and decisions of the Kentucky Fund since its inception. Mr. Schroer holds a Bachelor of Arts degree in Finance from Santa Clara University. He has been with the Franklin Templeton Group since 1987. He is a member of several municipal securities industry-related committees and associations.

MANAGEMENT FEES. During the fiscal year ended February 28, 1997, management fees paid to Advisers, as a percentage of average monthly net assets, and total operating expenses of Class I and Class II were as follows:



                                                      TOTAL
                                                OPERATING EXPENSES
                           MANAGEMENT           -------------------
                            FEES                CLASS I     CLASS II
-------------------------------------------------------------------------------
Alabama Fund                0.57%               0.71%       1.28%
Florida Fund                0.47%               0.60%       1.17%
Georgia Fund                0.59%               0.75%       1.32%
Kentucky Fund               0.16%*              0.34%*      -
Louisiana Fund              0.61%               0.76%       1.33%
Maryland Fund               0.57%               0.73%       1.27%
Missouri Fund               0.55%               0.70%       1.27%
North Carolina Fund         0.55%               0.70%       1.26%
Texas Fund                  0.60%               0.75%       1.32%
Virginia Fund               0.54%               0.69%       1.25%

*Management fees, before any advance waiver, totaled 0.63% and total operating expenses were 0.81%. Under an agreement by Advisers to limit its fees, the Kentucky Fund paid the management fees and total operating expenses shown. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.


Payments by the Fund under the Class I plan may not exceed 0.10% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.

Under the Class II plan, the Fund may pay Distributors up to 0.50% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.


The Fund may also pay a servicing fee of up to 0.15% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, each class of the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Each class may also advertise its taxable-equivalent yield and distribution rate. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. The taxable-equivalent yield and distribution rate show the before-tax yield or distribution rate that would have to be earned from a taxable investment to equal the yield or distribution rate of the class, assuming one or more tax rates.

The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax for you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of your state of residence or it's political subdivisions, from interest on direct obligations of the federal government, or from interest on U.S. territorial obligations, including Puerto Rico, the U.S. Virgin Islands or Guam, they may also be exempt from personal income tax, if any, in your state.

To the extent dividends are derived from taxable income from temporary investments, including the discount from certain stripped obligations or their coupons or income from securities loans or other taxable transactions, from the excess of net short-term capital gain over net long-term capital loss, or from ordinary income derived from the sale or disposition of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

From time to time, the Fund may buy a tax-exempt obligation with market discount; that is, for a price that is less than the principal amount of the bond, or for a price that is less than the principal amount of the bond where the bond was issued with original issue discount, and such market discount exceeds a de minimis amount. For obligations purchased after April 30, 1993, a portion of the gain (not to exceed the accrued portion of market discount as of the time of sale or disposition) is treated as ordinary income rather than capital gain. Any distribution by the Fund of such market discount income will be taxable as ordinary income. In any fiscal year, the Fund may elect not to distribute its taxable ordinary income and, instead, to pay federal income or excise taxes on this income at the Fund level. The amount of such distributions, if any, is expected to be small.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January will be treated, for tax purposes, as if received by you on December 31 of the calendar year in which they are declared.

The Fund may derive capital gains and losses in connection with sales of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gain will be taxable to you as long-term capital gain, regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be disallowed to the extent of any exempt-interest dividends received with respect to such shares and will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

All or a portion of any loss that you realize when you redeem Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to the tax basis that you receive in the purchase of your new shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of the Fund's distributions is eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions, including the portion of the dividends on an average basis that is taxable income or interest income that is a tax preference item under the federal alternative minimum tax. If you have not held shares of the Fund for a full calendar year, you may have designated as tax-exempt or as tax preference income a percentage of income that is not equal to the actual amount of tax-exempt or tax preference income earned during the period of your investment in the Fund.

The interest on bonds issued to finance public purpose state and local government operations is generally tax-exempt. Interest on certain private activity bonds, while still tax-exempt for regular income tax reporting, is a preference item in determining if you are subject to the alternative minimum tax, and could subject you to, or increase your liability for, federal and, in some states, state alternative minimum taxes. Corporate shareholders are subject to special rules.

Consistent with its investment objectives, the Fund may buy private activity bonds if, in Advisers' opinion, the bonds represent the most attractive investment opportunity then available to the Fund. For the fiscal year ended February 28, 1997, the Fund derived the following percentage of its income from bonds, the interest on which is a preference item subject to the federal alternative minimum tax for certain investors:

Alabama Fund                       8.61%
Florida Fund                       9.80%
Georgia Fund                       7.49%
Kentucky Fund                     12.32%
Louisiana Fund                    12.19%
Maryland Fund                     10.94%
Missouri Fund                      9.44%
North
 Carolina Fund                    10.62%
Texas Fund                        12.49%
Virginia Fund                      6.32%

Exempt-interest dividends of the Fund, although exempt from regular federal income tax, are includible in the tax base for determining the extent to which a shareholder's social security or railroad retirement benefits will be subject to regular federal income tax. You are required to disclose the receipt of tax-exempt interest on your federal income tax returns.

Interest on indebtedness incurred (directly or indirectly) by you to buy or carry Fund shares may not be fully deductible for federal income tax purposes. You should consult with your personal tax advisor on the deductibility of this interest.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions.


STATE INCOME TAXES


The exemption of interest on tax-exempt municipal securities for federal income tax purposes does not necessarily result in exemption from the income, corporate or personal property taxes of any state or city when the income is distributed to shareholders of a mutual fund. Generally, individual shareholders of the Fund are afforded tax-exempt treatment at the state level for distributions derived from municipal securities of their state of residency. For some investors, a portion of this income may be subject to state alternative minimum tax.

You should consult your tax advisor to determine the applicability of state or local income or intangible property taxes to your investment in the Fund or to distributions or redemption proceeds received from the Fund.

For more information on state income taxes, please see "Appendices - State Tax Treatment" in the SAI.



HOW IS THE TRUST ORGANIZED?

The Maryland Fund is a non-diversified series of the Trust. The remaining Funds are diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in September 1984, and is registered with the SEC. Except for the Kentucky Fund, the Funds offer two classes of shares: Franklin Alabama Tax-Free Income Fund - Class I, Franklin Florida Tax-Free Income Fund - Class I, Franklin Georgia Tax-Free Income Fund - Class I, Franklin Louisiana Tax-Free Income Fund
- Class I, Franklin Maryland Tax-Free Income Fund - Class I, Franklin Missouri Tax-Free Income Fund - Class I, Franklin North Carolina Tax-Free Income Fund - Class I, Franklin Texas Tax-Free Income Fund - Class I, Franklin Virginia Tax-Free Income Fund - Class I and Franklin Alabama Tax-Free Income Fund - Class II, Franklin Florida Tax-Free Income Fund - Class II, Franklin Georgia Tax-Free Income Fund - Class II, Franklin Louisiana Tax-Free Income Fund - Class II, Franklin Maryland Tax-Free Income Fund - Class II, Franklin Missouri Tax-Free Income Fund - Class II, Franklin North Carolina Tax-Free Income Fund - Class II, Franklin Texas Tax-Free Income Fund - Class II, Franklin Virginia Tax-Free Income Fund - Class II. All shares outstanding before the offering of Class II shares, and all shares of the Kentucky Fund, are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. PLEASE INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.


                                  MINIMUM
                                  INVESTMENTS*
------------------------------------------------------------

To Open Your Account             $100
To Add to Your Account           $ 25


*We may refuse any order to buy shares.


DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term;

o you qualify to buy Class I shares at a reduced sales charge; or

o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin Templeton Funds; and

o you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this, you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                            TOTAL SALES CHARGE
                            AS A PERCENTAGE  OF              AMOUNT PAID
AMOUNT OF PURCHASE          ---------------------            TO DEALER AS A
                              OFFERING    NET AMOUNT         PERCENTAGE OF
AT OFFERING PRICE             PRICE       INVESTED           OFFERING PRICE
----------------------------------------------------------------------------
CLASS I


Under $100,000              4.25%             4.44%           4.00%
$100,000 but less than
 $250,000                   3.50%             3.63%           3.25%
$250,000 but less than
 $500,000                   2.75%             2.83%           2.50%
$500,000 but less than
 $1,000,000                 2.15%             2.20%           2.00%
$1,000,000 or more*         None              None            None


CLASS II


Under $1,000,000*           1.00%             1.01%           1.00%

*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."


SALES CHARGE REDUCTIONS AND WAIVERS

o IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o    Was formed at least six months ago,

o    Has a purpose other than buying Fund shares at a discount,

o    Has more than 10 members,

o    Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1 or 2 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges do not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 3:

1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

2. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


3.  Redemptions from any Franklin Templeton Fund if you:

    o Originally paid a sales charge on the shares,

    o Reinvest the money within 365 days of the redemption date, and

    o Reinvest the money in the same class of shares.


An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.

  If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.


The Fund's sales charges also do not apply to Class I purchases by:


4. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

5. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

6. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

7. Registered Securities Dealers and their affiliates, for their investment accounts only

8. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

9. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

10. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

11.  Accounts managed by the Franklin Templeton Group

12. Certain unit investment trusts and their holders reinvesting distributions from the trusts


OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1.   Class II purchases - up to 1% of the purchase price.

2. Class I purchases of $1 million or more - up to 0.75% of the amount invested.

3. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 2 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


METHOD                   STEPS TO FOLLOW
-----------------------------------------------------------------------------

BY MAIL                  1. Send us written instructions signed by all account
                            owners


                         2. Include any outstanding share certificates for the
                            shares you want to exchange


------------------------------------------------------------------------------
BY PHONE                 Call Shareholder Services or TeleFACTS(R)


                         o If you do not want the ability to exchange by phone to apply to your account, please let us know.


-----------------------------------------------------------------------------
THROUGH YOUR DEALER      Call your investment representative

---------------------------------------------------------------------------
Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"

CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.


CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.


Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. ADDITIONAL PROCEDURES MAY APPLY. Please see "Transaction Procedures and Special Requirements."


o    The fund you are  exchanging  into must be eligible for sale in your state.



o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o    Currently, the Fund does not allow investments by Market Timers.


Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD                   STEPS TO FOLLOW
----------------------------------------------------------------------


BY MAIL                  1. Send us written instructions signed by all account
                            owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

                            o The name, address and telephone number of the bank here you want the proceeds sent

                            o    Your bank account number

                            o    The Federal Reserve ABA routing number

                            o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number


                         2. Include any outstanding share certificates for the
                            shares you are selling

                         3. Provide a signature guarantee if required


                         4. Corporate, partnership and trust accounts may need
                            to send additional documents. Accounts under court jurisdiction may have other requirements.


--------------------------------------------------------------------------


               BY   PHONE  Call  Shareholder  Services.  If you would  like
               your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature
               guarantee.   To  avoid   any   delay  in   processing,   the
               instructions should include the items listed in "By Mail" above.


               Telephone requests will be accepted:

               o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

               o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund


               o Unless the address on your account was changed by phone within the last 15 days

               o If you do not want the ability to redeem by phone to apply to your account, please let us know.

-------------------------------------------------------------------------
THROUGH YOUR DEALER      Call your investment representative
----------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.


If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.

Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a STATED DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o    Exchanges

o    Account fees

o    Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o    Redemptions following the death of the shareholder or beneficial owner

o    Redemptions through a systematic  withdrawal plan set up before February 1,
     1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income daily and pays them monthly on or about the 20th day of the month. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Capital gains, if any, may be distributed twice a year, usually once in December and once after the end of the Fund's fiscal year.

Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.

DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:

1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers - Class I Only" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the reinvestment date for us to process the new option.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.

The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.


The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o    Your name,

o    The Fund's name,

o    The class of shares,

o    A description of the request,

o    For exchanges, the name of the fund you are exchanging into,

o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,


4)   We receive instructions from an agent, not the registered owners,


5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

-------------------------------------------------------------------------------
TYPE OF ACCOUNT          DOCUMENTS REQUIRED

------------------------------------------------------------------------------

CORPORATION              Corporate Resolution

------------------------------------------------------------------------------

PARTNERSHIP

               1. The pages from the partnership agreement that identify the general partners, or

               2.   A certification for a partnership agreement

-------------------------------------------------------------------------------

TRUST

               1.   The  pages  from  the  trust   document  that  identify  the
                    trustees, or

               2.   A certification for trust

----------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers - Class I Only" below.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS - CLASS I ONLY



You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and


o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS(R). The code numbers are as follows:


                                 CODE NUMBER
FUND                             CLASS I    CLASS II
-----------------------------------------------------------------------------


ALABAMA FUND                        164     264
FLORIDA FUND                        165     265
GEORGIA FUND                        128     228
KENTUCKY FUND                       172     -
LOUISIANA FUND                      168     268
MISSOURI FUND                       160     260
NORTH CAROLINA
 FUND                               170     270
TEXAS FUND                          162     262
VIRGINIA FUND                       163     263


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                              HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME             TELEPHONE NO.     (MONDAY THROUGH FRIDAY)
------------------------------------------------------------------------------
Shareholder Services        1-800/632-2301        5:30 a.m. to 5:00 p.m.
Dealer Services             1-800/524-4040        5:30 a.m. to 5:00 p.m.
Fund Information            1-800/DIAL BEN        5:30 a.m. to 8:00 p.m.
                            (1-800/342-5236)      6:30 a.m. to 2:30 p.m.
                                                  (Saturday)
Retirement Plan Services    1-800/527-2020        5:30 a.m. to 5:00 p.m.
Institutional Services      1-800/321-8563        6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)      1-800/851-0637        5:30 a.m. to 5:00 p.m.
Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Each Fund, except the Kentucky Fund, offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Kentucky Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."




ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system



U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDIX


STATE RISK FACTORS

The information provided below is based on information from independent municipal credit reports and other historically reliable information available to the Fund as of the date of this prospectus. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities in the Fund's respective state to meet their debt obligations or the economic or political conditions within the state. The information has not been independently verified by the Fund. For more information about the economy of the Fund's respective state, please see "Appendices - State Risk Factors" in the SAI.

ALABAMA

Alabama's economic base has continued to expand and diversify. Although manufacturing has remained an important part of the economy, the trade and service sectors have supplied almost 75% of the state's recent job growth. The state's economic diversification has been fueled by growth in high tech industries, health care, and business services and has been centered around the state's major metropolitan areas. An aggressive economic development and business recruitment policy adopted in 1993 has helped to increase growth throughout the state. Over the past several years, companies have announced approximately $9 billion in new capital investments within Alabama. These investments may help to offset the state's losses in its textile, apparel and food processing sectors.

Historically, Alabama has been able to maintain a relatively low overall debt burden, as well as balanced financial operations. Over the past two years, unemployment has been close to national levels, while personal income growth has exceeded the national average. On a per capita basis, however, personal income in Alabama has remained below the national average by approximately 17.5%.

Over the next couple of years, employment growth is expected to be moderate, averaging about 1.5% annually. Moderate growth in the service, trade and durable manufacturing sectors may be partially offset by low growth in the state's low wage industries, which have continued to decline due to increased international competition.

FLORIDA

Employment and population have grown steadily in Florida since 1991, and Florida's economic expansion has been among the strongest in the region, as well as the nation. As a result, in April 1997, S&P upgraded Florida's general obligation debt rating from AA to AA+. Other factors S&P considered were the state's demonstrated financial management strength, steady funding of the budget stabilization reserve, an economy that continues to diversify, a strong competitive position in the southeast region, and moderate debt levels. Florida's population growth has placed increased demands on education, corrections, and other government services, but so far Florida has been able to meet these challenges.

GEORGIA

Like other states, Georgia's economy was adversely affected by the recession in the early 1990s. Recently, however, Georgia's economy has grown rapidly, often outperforming the national economy. While this growth has slowed substantially since the end of the 1996 Summer Olympics in Atlanta, unemployment rates have remained low and job growth has continued to exceed the national rate. Many of the capital improvements made in connection with the Olympic Games should continue to benefit the state in future years.

The state's fiscal operations have been strong over the past several years, due in large part to revenue growth that has exceeded budgeted expectations.

KENTUCKY

Kentucky's economy, with its base in agriculture and traditional manufacturing, has outperformed the nation in both employment and personal income growth over the past seven years. In contrast to the nation, its relatively high-wage manufacturing sector has grown steadily, recently accounting for nearly 15% of all jobs. The state has been especially dependent on the production of transportation equipment.

While the state's reliance on traditional manufacturing has persisted, its economy has made improvements towards diversification. Kentucky's economy has been moving towards a more modern manufacturing and service-oriented base, with less emphasis on its coal, tobacco, and heavy manufacturing industries. Its low cost structure, high quality of living, and pro-business environment have attracted businesses to the state over the past several years, with the majority of economic development occurring in the state's "Golden Triangle" region.

Despite improvements, there remain major structural weaknesses in Kentucky's economic base. The state is especially vulnerable to rapid technological changes, which, given the historically low education levels of its workforce, could weaken the ability of the state to remain economically competitive.

LOUISIANA

Louisiana has continued to recover from the energy sector decline of the 1980s. Relatively stable energy prices, favorable legislation, and technological changes and improvements have since led to improved performance in the state's oil and gas industries, which ranked number two nationally in natural gas production and number three in crude oil production as of March 1997. The performance of these industries has been important to the state, since one-fifth of the state's revenues have come from its oil and gas industries in the form of severance taxes, royalties, rents and bonuses.

Recent employment growth has been more diversified than in the past, somewhat lessening the state's vulnerability to changes in the oil and gas sector. Job growth has occurred in the service sector, especially in tourism and gaming, in manufacturing sectors such as truck manufacturing and defense-related products, and in the lumber and paper industry. While the economy has become more diversified than it was in the 1980's, the state's current growth industries are sensitive to federal defense spending cuts, the impact of foreign competition, interest rates and the national business cycle. The gaming industry, in particular, is vulnerable to market saturation and competition from other states.

Louisiana's debt level has remained relatively high. In 1993, the state established debt limitations that, together with economic and population growth, have helped the state reduce the amount of new debt issues. While lower than in prior years, its debt ratios still exceed the national average. Over time, however, the state's debt levels are expected to decline.

MARYLAND

Because of its close proximity to Washington D.C., Maryland's economy has been more dependent on federal spending and government employment than most other states. Over the past six years, cutbacks in federal spending, especially in defense programs, have slowed both job and personal income growth. Federal job losses in Maryland have recently occurred at an annual rate of approximately 1%. Nonetheless, Maryland's overall economy has been growing, with growth in 1997 estimated at 1.5%. Increases in non-banking financial services, commercial construction, small high-technology companies and distribution/transportation activities are expected to account for much of the state's future growth.

Despite slow economic growth, Maryland's financial performance has been strong. Over the past three years, the state has generated operating surpluses and built up its reserves. While Maryland remains one of the most heavily indebted states, due in part to its uncommon practice of borrowing for local school construction costs, conservative fiscal management and restrained borrowing in recent years have resulted in a more modest relative debt position.

MISSOURI

Missouri's economic base has been well diversified and has tended to mirror the national economy. Employment and personal income growth, however, have been above the national average. Over the past two years, employment has grown at an average annual rate of 2%, while personal income has increased by an average annual rate of 5.9%. At the same time, the state's unemployment rate of 4% has been below the national average.

Despite declines in its manufacturing sector, services, trade, transportation, computer services and telecommunications have all grown steadily and have more than offset the state's manufacturing losses. Missouri's low cost of living and highly skilled workforce have contributed to this growth and have made the state attractive to computer- and telecommunications-related companies. The state's largest employer is McDonnellDouglas Corporation, which relies heavily on defense contracts. This reliance, given current federal spending cuts, creates some vulnerability in the state's economy.

NORTH CAROLINA

North Carolina's economic growth recently ranked among the top ten states, as measured by job, population and personal income growth. While unemployment has been below the national average, the rate of the state's employment growth has not been as high as national rates. North Carolina's employment growth has been historically more volatile than that of the U.S. because of the state's concentration in cyclical manufacturing industries, such as textiles, chemicals and apparel. Manufacturing recently accounted for 24% of total state employment.

North Carolina's financial operations have been historically sound. The state has traditionally followed conservative debt issuance policies, which have resulted in one of the lowest debt ratios among the states.

TEXAS

During the 1980s, the Texas economy was defined by its oil and gas industry. As a result, the downturn in the energy sector in the 1980s adversely affected the state's economy and resulted in budget deficits. Since that time, the state's economy has become more diversified. While construction, manufacturing and service sectors have grown, the importance of the oil and gas industry within the state has declined. This decline, however, has dampened income growth as the relatively high paying jobs in the oil and gas industry have been replaced with lower paying jobs in the service sector. Overall, economic growth in Texas has exceeded the national average in recent years, although the state's unemployment rates remain high due to substantial net migration and a workforce with a high number of young, first-time workers.

Texas has also been able to recover financially from its 1980s decline. The state's financial operations have resulted in general fund surpluses over each of the last five years. The state may face budgetary pressures in the coming years, however, due to increased expenditures for medical assistance and education. By the end of fiscal 1997, the state is expected to use up a large amount of its existing surpluses, which could hamper efforts to maintain balanced operations going forward.

VIRGINIA

Virginia's economy has remained strong and diversified. In June 1993, Virginia exceeded its prerecession employment peak and has since sustained moderate growth. Much of this growth has been driven by the state's services sector, which accounted for almost 29% of total employment as of October 1996. Despite defense-related cutbacks and their impact on related manufacturing industries and the state's shipyards, total employment growth through fiscal 1997 is expected to average 1.6%, the 14th strongest growth rate among the states. Virginia's unemployment rate has been one of the lowest in the U.S., while its per capita personal income has been the highest in the southeast region at 104% of the national average.

Virginia has generated operating surpluses in three of the past four fiscal years, with the last deficit occurring in fiscal 1995. Based on estimated fiscal 1996 results, the state was expected to end fiscal 1996 with a positive general fund balance, eliminating the deficit balance that existed at the end of fiscal 1995.



PROSPECTUS & APPLICATION
FRANKLIN
TAX-FREE
TRUST


-------------------------------------------------------------------------------
JULY 1, 1997


Franklin Arizona Tax-Free Income Fund - Class I & Class II
Franklin Colorado Tax-Free Income Fund - Class I & Class II
Franklin Connecticut Tax-Free Income Fund
 - Class I & Class II
Franklin High Yield Tax-Free Income Fund
 - Class I & Class II
Franklin Indiana Tax-Free Income Fund - Class I
Franklin Michigan Tax-Free Income Fund - Class I
Franklin New Jersey Tax-Free Income Fund
 - Class I & Class II
Franklin Oregon Tax-Free Income Fund - Class I & Class II
Franklin Pennsylvania Tax-Free Income Fund
- Class I & Class II
Franklin Puerto Rico Tax-Free Income Fund
 - Class I & Class II

Investment Strategy
TAX-FREE INCOME


This prospectus describes the ten series of the Franklin Tax-Free Trust (the "Trust") listed above. Each series may individually or together be referred to as the "Fund(s)." This prospectus contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund has a Statement of Additional Information ("SAI"), dated July 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/DIAL BEN or write the Fund at its address.


Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. Shares of the Fund involve investment risks, including the possible loss of principal.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


The High Yield Fund may invest up to 100% of its net assets in non-investment grade bonds. These are commonly known as "junk bonds." Their default and other risks are greater than those of higher rated securities. You should carefully consider these risks before investing in the Fund. Please see "What are the Fund's Potential Risks?"

This prospectus is not an offering of the securities herein described in any state, jurisdiction or country in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this prospectus. Further information may be obtained from Distributors.


Franklin
Tax-Free
Trust


------------------------------------------------------------------------------
July 1, 1997


When reading this prospectus, you will see terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary                                      2

Financial Highlights                                 4

How does the Fund Invest its Assets?                 22

What are the Fund's Potential Risks?                 27

Who Manages the Fund?                                31

How does the Fund Measure Performance?               35


How Taxation Affects the Fund and its
 Shareholders                                        36


How is the Trust Organized?                          39

ABOUT YOUR ACCOUNT

How Do I Buy Shares?                                 40

May I Exchange Shares for Shares of Another
 Fund?                                               45

How Do I Sell Shares?                                48

What Distributions Might I Receive from the
 Fund?                                               51

Transaction Procedures and Special
 Requirements                                        52

Services to Help You Manage Your Account             56


What If I Have Questions About My Account?           59





GLOSSARY

Useful Terms and Definitions                         59

Appendices

Description of Ratings                               61

State Risk Factors                                   63


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Fund. It is based on the historical expenses of each class for the fiscal year ended February 28, 1997. The Fund's actual expenses may vary.

                           Connec-  High                      New                Penn-     Puerto
         Arizona  Colorado ticut    Yield   Indiana  Michigan Jersey   Oregon    sylvani   Rico
         Fund     Fund     Fund     Fund    Fund     Fund*    Fund     Fund      Fund      Fund
-------------------------------------------------------------------------------------------------------------------------------

A.       Shareholder Transaction Expenses+

CLASS I

Maximum
 Sales
 Charge
 (as a
 percentage
 of
 Offering
 Price)  4.25%    4.25%    4.25%    4.25%   4.25%    4.25%    4.25%    4.25%     4.25%   4.25%

Paid
 at time
 of
 purchase
 ++      4.25%    4.25%    4.25%    4.25%   4.25%    4.25%    4.25%    4.25%     4.25%   4.25%

Paid
at re-
demption
+++      NONE     NONE     NONE     NONE    NONE      NONE    NONE     NONE      NONE    NONE


CLASS II


Maximum
 Sales
 Charge
 (as a
 percentage
 of Offering
 Price)  1.99%    1.99%    1.99%    1.99%   -        -        1.99%    1.99%     1.99%   1.99%

Paid
 at time
 of purchase
 ++++    1.00%    1.00%    1.00%    1.00%   -        -        1.00%    1.00%     1.00%   1.00%

Paid
 at
 redemption+++
        0.99%    0.99%    0.99%    0.99%   -        -        0.99%    0.99%     0.99%   0.99%



B.  Annual Fund Operating Expenses (as a percentage of average net assets)

CLASS I


Management
 Fees    0.48%    0.56%    0.57%    0.46%   0.63%    0.63%**  0.49%    0.52%     0.49%   0.57%
Rule 12b-1
 Fees*** 0.08%    0.08%    0.08%    0.09%   0.09%    0.02%    0.08%    0.08%     0.08%   0.08%
Other
 Expenses
         0.06%    0.07%    0.07%    0.07%   0.10%    0.56%    0.07%    0.06%     0.07%   0.08%
Totall
 Fund
 Operating
 Expenses
         0.62%    0.71%    0.72%    0.62%   0.82%    1.21%**  0.64%    0.66%     0.64%   0.73%


Class II


Management
  Fees   0.48%    0.56%    0.57%    0.46%   -        -        0.49%    0.52%     0.49%   0.57%
Rule 12b-1
 Fees*** 0.65%    0.65%    0.65%    0.65%   -        -        0.65%    0.65%     0.65%   0.65%
Other
 Expenses
         0.06%    0.07%    0.07%    0.07%   -        -        0.07%    0.06%    0.07%   0.08%
Total
 Fund
 Operating
 Expenses
         1.19%    1.28%    1.29%    1.18%   -        -        1.21%    1.23%    1.21%   1.30%



C.       EXAMPLE

Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                           Connec-  High                      New               Penn-    Puerto
         Arizona  Colorado ticut    Yield   Indiana  Michigan Jersey   Oregon   sylvania Rico
         Fund     Fund     Fund     Fund    Fund     Fund*    Fund     Fund     Fund     Fund
-------------------------------------------------------------------------------------------------------------------------
CLASS I


1 Year****$ 49      $ 49    $ 50     $ 49    $51     $54      $ 49     $ 49      $ 49      $ 50
3 Years   $ 62      $ 64    $ 65     $ 62    $ 68    $79      $ 62     $ 63      $ 62      $ 65
5 Years   $ 76      $ 80    $ 81     $ 76    $ 86     -       $ 77     $ 78      $ 77      $ 81
10 Years  $117      $127    $128     $117    $140     -       $119     $121      $119      $129


Class II


1 Year   $ 32      $ 33     $ 33    $ 32     -        -       $ 32     $ 32      $ 32      $ 33
3 Years  $ 47      $ 50     $ 50    $ 47     -        -       $ 48     $ 49      $ 48      $ 51
5 Years  $ 75      $ 80     $ 80    $ 74     -        -       $ 76     $ 77      $ 76      $ 81
10 Years $153      $163     $164    $152     -        -       $155     $157      $155      $165

For the same Class II investment, you would pay projected expenses of $22 for the Arizona, High Yield, New Jersey, Oregon and Pennsylvania Funds and $23 for the Colorado, Connecticut and Puerto Rico Funds if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.



This is just an example. It does not represent past or future expenses or returns. Actual expenses and returns may be more or less than those shown. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more in Class I shares.

+++A Contingent Deferred Sales Charge may apply to any Class II purchase if you sell the shares within 18 months and to Class I purchases of $1 million or more if you sell the shares within one year. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount paid by you would be the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

++++Although Class II has a lower front-end sales charge than Class I, its Rule 12b-1 fees are higher. Over time you may pay more for Class II shares. Please see "How Do I Buy Shares? - Deciding Which Class to Buy."

*The operating expenses for the Michigan Fund are annualized.

**For the period shown, Advisers had agreed in advance to waive its management fees and make certain payments to reduce the Fund's expenses. With this reduction, the Fund paid no management fees and total operating expenses were 0.34%.

***For the Michigan Fund, these fees may not exceed 0.15%. For the remaining Funds, these fees may not exceed 0.10% for Class I and 0.65% for Class II. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

****Assumes a Contingent Deferred Sales Charge will not apply.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.

ARIZONA FUND - CLASS I

Year Ended Feb. 28
-------------------------------------------------------------------------------------------------------
                    1997     1996    1995     1994    1993     1992     1991      1990     1989    19881
-------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset
 Value at
 Beginning
 of Period        $11.34   $11.11   $11.58  $11.57   $10.82   $10.57   $10.51    $10.37  $10.41   $10.00
                  --------------------------------------------------------------------------------------
Net
 Investment
 Income              .62      .64      .65      .66     .68      .67      .70       .71      .75     .42

Net
 Realized
 & Unrealized
 Gain (Loss)
on Securities
                     (.038)   .362     (.481)    .020    .733     .308     .128     .198    (.040)   .170
                     -------------------------------------------------------------------------------------
Total
 From
 Investment
 Operations
                     .582    1.002     .169    .680    1.413     .978     .828     .908     .710    .590
                    ======================================================================================



Distributions
 From Net
 Investment
Income              (.636)   (.651)   (.639)   (.670)  (.663)   (.728)   (.768)   (.768)   (.748)  (.180)


Distributions
 From
 Realized
 Capital
Gains               (.046)   (.121)   -        -       -        -        -           -        (.002)  -
                    --------------------------------------------------------------------------------------
Total
 Distributions
                    (.682)   (.772)   (.639)   (.670)  (.663)   (.728)   (.768)   (.768)   (.750)  (.180)

Net
 Asset
Value at
 End of
 Period             $11.24** $11.34   $11.11   $11.58  $11.57   $10.82   $10.57   $10.51   $10.37  $10.41
                   =======================================================================================


Total
Return+              5.33%    9.24%    1.63%    5.76%   13.22%   9.45%    7.92%    8.70%    6.86%   9.88%*

RATIOS/SUPPLEMENTAL DATA


Net Assets
 at End of
 Period
 (in 000's)
                   $752,335 $750,797 $720,801 $796,838$707,702 $585,986 $412,912 $214,606 $65,710 $7,885


Ratio of
 Expenses
 to Average
 Net Assets***
                    .62%     .62%    .60%     .54%    .55%     .56%     .59%     .68%     .51%    -%

Ratio of
 Net
 Investment
 Income to
 Average
 Net
Assets               5.59%    5.67%    5.86%    5.65%   6.11%    6.37%    6.58%    6.53%    6.58%   6.20%*

Portfolio
 Turnover
 Rate
                    16.57%   25.12%   18.65%   14.17%   5.67%    1.56%    4.13%    20.82%   26.64%  24.07%


ARIZONA FUND - CLASS II


Year Ended Feb. 28                                            1997     19962
------------------------------------------------------------------------------

Per Share Operating Performance

Net Asset Value at Beginning of Period                        $11.38   $11.15

Net Investment Income                                            .57      .49

Net Realized & Unrealized Gain (Loss) on Securities             (.033)    .344

Total From Investment Operations                                 .537     .834

Distributions From Net Investment Income                        (.571)   (.483)

Distributions From Realized Capital Gains                       (.046)   (.121)

Total Distributions                                             (.617)   (.604)

Net Asset Value at End of Period                           $11.30   $11.38

Total Return+                                                   4.89%    7.60%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                     $5,486   $1,892

Ratio of Expenses to Average Net Assets                         1.19%    1.20%*

Ratio of Net Investment Income to Average Net Assets            5.01%    5.05%*

Portfolio Turnover Rate                                        16.57%   25.12%

COLORADO FUND - CLASS I

Year Ended Feb. 28
             1997     1996     1995     1994    1993     1992     1991     1990     1989    19881
--------------------------------------------------------------------------------------------------

Per Share Operating Performance
Net
 Asset
Value at
 Beginning
of Period
           $11.84   $11.38   $11.94   $11.85  $11.00   $10.70   $10.70   $10.53   $10.40     $10.00
           ----------------------------------------------------------------------------------------
Net
 Investment
 Income   .66      .67      .67      .68     .70      .68      .70      .73          .79        .46

Net Realized
 & Unrealized
 Gain (Loss)
on Securities
         (.039)   .453     (.568)   .100     .845    .361     .056     .196          .076     .117
         -------------------------------------------------------------------------------------------
Total
 From
Investment
 Operations
          .621    1.123    .102     .780    1.545    1.041    .756     .926          .866      .577
         ===========================================================================================
Distributions
 From Net
Investment
Income
         (.661)   (.663)   (.662)   (.690)  (.695)   (.741)   (.756)   (.756)        (.736)  (.177)

Distributions
 From
Capital Gains
         -        -         -        -        -        -        -        -              -       -
        --------------------------------------------------------------------------------------------
Total
 Distributions
         (.661)   (.663)   (.662)   (.690)  (.695)   (.741)   (.756)   (.756)        (.736)  (.177)

Net Asset
Value at
 End of
 Period  $11.80   $11.84   $11.38   $11.94  $11.85   $11.00   $10.70   $10.70        $10.53  $10.40
        ===========================================================================================
Total Return+
         5.44%    10.12%   1.05%    6.49%   14.26%   9.93%    7.07%    8.76%         8.41%   9.00%*

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End of
 Period
(in 000's)
         $236,609 $215,609 $194,564 $202,158$159,280 $110,085 $69,715  $38,315       $11,026 $1,969

Ratio of
 Expenses
to Average
 Net Assets***
          .71%     .71%     .70%     .64%    .67%     .70%     .74%     .56%         -%      -%

Ratio of
 Net
Investment
 Income to
 Average Net
 Assets  5.59%    5.73%    5.94%    5.69%   6.20%    6.44%    6.54%    6.63%         7.25%   6.91%*

Portfolio
 Turnover
 Rate    14.13%   17.58%   28.83%   10.85%  5.66%    21.46%   17.72%   .82%          7.83%   22.46%

COLORADO FUND - CLASS II

Year Ended Feb. 28                                            1997     19962
----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                       $11.87    $11.40
                                                          -------------------
Net Investment Income                                           .59       .50

Net Realized & Unrealized Gain (Loss) on Securities           (.024)      .461
                                                         ---------------------
Total From Investment Operations                               .566       .961
                                                         =====================
Distributions From Net Investment Income                      (.596)     (.491)

Distributions From Realized Capital Gains                        -        -
                                                          ---------------------
Total Distributions                                           (.596)    (.491)

Net Asset Value at End of Period                            $11.84    $11.87
                                                           ====================
Total Return+                                                 4.93%     8.57%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                         $5,654   $1,656

Ratio of Expenses to Average Net Assets                       1.28%    1.29%*

Ratio of Net Investment Income to Average Net Assets          4.99%    5.12%*

Portfolio Turnover Rate                                      14.13%   17.58%

CONNECTICUT FUND - CLASS I

Year Ended Feb. 28
          1997       1996     1995     1994    1993     1992     1991     1990      19893
------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset
 Value at
 Beginning
 of Period
         $10.96    $10.64   $11.23   $11.16  $10.49   $10.34   $10.36   $10.16    $10.00
        --------------------------------------------------------------------------------------
Net Investment
 Income   .61      .62      .62      .62     .64      .62      .64      .70          .20

Net Realized & Unrealized
 Gain (Loss) on Securities
         (.025)    .319    (.597)    .080    .664     .211     .024     .184         .017
       --------------------------------------------------------------------------------------
Total From
Investment
 Operations
          .585     .939     .023     .700   1.304     .831     .664     .884        .217
        =====================================================================================
Distributions From
 Net Investment
 Income
          (.625)   (.619)   (.613)   (.630)  (.634)   (.681)   (.684)   (.684)     (.057)

Distributions
From Realized
 Capital
 Gains     -        -        -        -       -        -        -         -          -
         --------------------------------------------------------------------------------------
Total
 Distributions
         (.625)   (.619)   (.613)   (.630)  (.634)   (.681)   (.684)   (.684)        (.057)

Net Asset
 Value at
 End of
 Period  $10.92   $10.96   $10.64   $11.23  $11.16   $10.49   $10.34   $10.36        $10.16
        ===================================================================================
Total
Return+  5.52%    9.04%    .37%     6.16%   12.60%   8.16%    6.39%    8.65%         5.16%*

Ratios/Supplemental Data

Net Assets
 at End of
 Period
 (in 000's)
         $183,649 $167,045 $155,623 $163,050$126,816 $88,184  $48,035  $22,793       $5,637

Ratio of
 Expenses
 to Average
 Net Assets***
          .72%     .73%     .71%     .65%    .69%     .71%     .71%     .36%         -%

Ratio of Net
 Investment
Income to
Average Net
 Assets  5.62%    5.70%    5.83%    5.54%   5.97%    6.11%    6.10%    6.37%         4.68%*

Portfolio Turnover
 Rate    14.53%   3.88%    75.72%   5.54%   28.52%   28.28%   8.65%    3.69%         5.21%

CONNECTICUT FUND - CLASS II

Year Ended Feb. 28                                          1997     19962
------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                      $10.97   $10.65
                                                           -------------------
Net Investment Income                                          .60      .47

Net Realized & Unrealized Gain (Loss) on Securities           (.066)    .312
                                                            -------------------
Total From Investment Operations                               .529     .782
                                                            ===================
Distributions From Net Investment Income                      (.564)   (.462)

Distributions From Realized Capital Gains                     -        -
                                                             ------------------
Total Distributions                                           (.564)   (.462)

Net Asset Value at End of Period                              $10.94   $10.97
                                                               ================
Total Return+                                                  5.03%    7.45%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                        $4,149   $1,656

Ratio of Expenses to Average Net Assets                       1.29%    1.30%*

Ratio of Net Investment Income to Average Net Assets          5.01%    5.12%*

Portfolio Turnover Rate                                      14.53%   3.88%

INDIANA FUND

Year Ended Feb. 28
         1997     1996     1995     1994    1993     1992     1991     1990      1989    19881
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE

Net Asset
 Value at Beginning
of Period
         $11.76   $11.40   $12.01   $11.90  $11.07   $10.83   $10.77   $10.49        $10.47  $10.00
         ------------------------------------------------------------------------------------------
Net Investment
 Income  .66      .67      .66      .68     .71      .69      .74      .80           .79     .45

Net Realized &
 Unrealized
Gain (Loss)
 on Securities
          .011     .350    (.608)    .108    .828     .325     .096     .236         (.014)  (.209)
          -----------------------------------------------------------------------------------------
Total From
 Investment
 Operations
          .671    1.020     .052     .788   1.538    1.015     .836    1.036         .776   .659
         ==========================================================================================
Distributions From
 Net Investment
 Income  (.661)   (.660)   (.662)   (.678)  (.708)   (.775)   (.776)   (.756)        (.756)  (.189)

Distributions
 From Realized
 Capital Gains
         -        -        -        -       -        -        -        -              -       -
        -------------------------------------------------------------------------------------------
Total
Distributions
         (.661)   (.660)   (.662)   (.678)  (.708)   (.775)   (.776)   (.756)        (.756)  (.189)

Net Asset
 Value at
 End of
 Period  $11.77   $11.76   $11.40   $12.01  $11.90   $11.07   $10.83   $10.77        $10.49  $10.47
        ===========================================================================================
Total Return+
         5.91%    9.20%     .58%    6.53%   14.10%   9.53%    7.78%    9.86%         7.47%   11.28%*

RATIOS/SUPPLEMENTAL DATA

Net Assets
at End of
 Period
 (in 000's)
         $51,137  $48,949  $46,583  $47,870 $37,367  $23,914  $14,946  $11,310       $5,875  $1,693

Ratio of
 Expenses
 to Average
 Net Assets***
          .82%     .80%     .81%     .71%    .59%     .50%     .51%     .06%           -%      -%

Ratio of Net
 Investment
 Income to
 Average Net
 Assets  5.69%    5.80%    5.84%    5.62%   6.16%    6.60%    6.91%    7.34%           7.41%   6.70%*

Portfolio
Turnover
 Rate    23.54%   10.56%   26.49%   16.12%  7.98%     .03%    24.60%    .06%          10.67%  -%

MICHIGAN FUND

Year Ended Feb. 28                                            19974
----------------------------------------------------------------------------

Net Asset Value at Beginning of Period                        $10.00
                                                          -----------------
Net Investment Income                                            .30

Net Realized & Unrealized Gain (Loss) on Securities              .315
                                                          -----------------
Total From Investment Operations                                 .615
                                                          =================
Distributions From Net Investment Income                        (.195)

Distributions From Realized Capital Gains                        -

Total Distributions                                             (.195)
                                                            -----------------
Net Asset Value at End of Period                              $10.42
                                                            =================
Total Return+                                                   6.17%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                        $3,884

Ratio of Expenses to Average Net Assets***                        .34%*

Ratio of Net Investment Income to Average Net Assets             4.90%*

Portfolio Turnover Rate                                         42.83%

NEW JERSEY FUND - CLASS I

Year Ended Feb. 28
         1997     1996     1995     1994    1993     1992     1991     1990      19895
---------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset
 Value
at Beginning
 of Period
         $11.68   $11.28   $11.82   $11.85  $11.16   $10.84   $10.68   $10.52    $10.00
        --------------------------------------------------------------------------------
Net Investment
 Income   .64      .65      .66      .67     .69      .68      .69      .71       .58

Net Realized
 & Unrealized
 Gain (Loss)
 on
 Securities
         (.063)    .389    (.550)    (.016)  .694     .348     .238     .230      .317
      -----------------------------------------------------------------------------------
Total From
 Investment
 Operations
          .577    1.039     .110     .654   1.384    1.028     .928     .940      .897
       ==================================================================================
Distributions
 From Net
 Investment
 Income  (.647)   (.639)   (.650)   (.684)  (.688)   (.708)    (.768)   (.780)    (.375)

Distributions
 From
Realized
 Capital
 Gains   -        -        -        -       (.006)   -        -        -          (.002)
     --------------------------------------------------------------------------------------
Total
 Distributions
         (.647)   (.639)   (.650)   (.684)  (.694)   (.708)    (.768)   (.780)    (.377)

Net Asse
 Value at
 End of
 Period  $11.61   $11.68   $11.28   $11.82  $11.85   $11.16   $10.84   $10.68     $10.52
        ================================================================================
Total
 Return+ 5.13%    9.43%    1.12%    5.39%   12.55%   9.65%    8.79%    8.87%      11.20%*

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End of
 Period
 (in 000's)
         $574,691 $564,864 $533,937 $561,130 $433,702$332,536 $258,514 $99,299       $19,973

Ratio of
 Expenses
 to Average
 Net Assets***
          .64%     .65%     .63%     .57%    .59%     .60%     .65%     .73%       .25%

Ratio of
 Net Investment
 Income to Average
 Net
 Assets  5.58%    5.65%    5.86%    5.60%   6.06%    6.30%    6.40%    6.41%         6.09%*

Portfolio
 Turnover
 Rate    8.87%   12.04%  31.05%    4.16%   14.12%   3.66%     1.84%     10.86%      7.44%

NEW JERSEY FUND - CLASS II

Year Ended Feb. 28                                         1997     19962
----------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                    $11.72   $11.30
                                                       ----------------------
Net Investment Income                                        .57      .49

Net Realized & Unrealized Gain (Loss) on Securities         (.053)    .403
                                                       -----------------------
Total From Investment Operations                             .517     .893
                                                       =======================
Distributions From Net Investment Income                     (.577)  (.473)

Distributions From Realized Capital Gains                      -        -
                                                        ----------------------
Total Distributions                                         (.577)   (.473)

Net Asset Value at End of Period                          $11.66   $11.72
                                                        =======================
Total Return+                                               4.57%    8.02%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                   $13,095  $4,542

Ratio of Expenses to Average Net Assets                     1.21%    1.23%*

Ratio of Net Investment Income to Average Net Assets        5.01%   5.15%*

Portfolio Turnover Rate                                     8.87%    12.04%

OREGON FUND - CLASS I

Year Ended Feb. 28
                    1997    1996     1995     1994    1993     1992     1991     1990      1989    19881
----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset
 Value at
 Beginning
of Period          $11.60  $11.22    $11.70  $11.73  $11.02    $10.71   $10.59   $10.44     $10.37   $10.00
                  -----------------------------------------------------------------------------------------
Net
Investment
 Income              .63      .63      .63      .64     .66       .63      .68      .69      .72     .44

Net Realized
 & Unrealized
 Gain (Loss)
 on Securities
                     (.055)   .377     (.493)   (.021)   .702     .384     .148     .165     .046    .046
                  ---------------------------------------------------------------------------------------
Total From
 Investment
 Operations
                     .575     1.007    .137      .619   1.362    1.014    .828      .855     .766    .486
                  =======================================================================================
Distributions
From Net
 Investment
 Income              (.625)   (.627)   (.617)   (.649)  (.652)   (.704)  (.708)   (.705)   (.696)  (.116)

Distributions
 From Realized
 Capital Gains
                     -        -        -        -       -        -        -          -        -       -
                ---------------------------------------------------------------------------------------
Total
 Distributions
                    (.625)   (.627)   (.617)   (.649)  (.652)   (.704)   (.708)   (.705)    (.696)  (.116)

Net Asset
 Value at
 End of Period
                     $11.55   $11.60   $11.22   $11.70  $11.73   $11.02  $10.71   $10.59    $10.44  $10.37
                ==========================================================================================
Total
 Return+               5.13%    9.19%    1.36%    5.15%   12.52%   9.61%  7.87%    8.11%    7.44%   6.56%*

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End of
 Period
 (in 000's)
                   $384,003 $375,415 $349,458 $375,684$303,719 $208,972 $123,486 $73,798   $24,453 $5,436

Ratio of Expenses
 to Average
 Net Assets***
                    .66%     .66%     .65%     .58%    .62%     .65%     .70%     .70%     .45%   -%

Ratio of
 Net
 Investment
 Income to
 Average
Net Assets
                    5.52%    5.51%    5.71%    5.47%   5.87%    6.09%    6.40%    6.28%    6.72%   6.16%*

Portfolio
Turnover
 Rate                4.47%    6.52%    26.44%   9.42%   7.78%    4.65%   10.74%   12.58%   15.08%  14.49%

OREGON FUND - CLASS II

Year Ended Feb. 28                                        1997     19962
---------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                    $11.65   $11.23
                                                         ----------------------
Net Investment Income                                         .56      .47

Net Realized & Unrealized Gain (Loss) on Securities          (.042)    .414
                                                          ---------------------
Total From Investment Operations                              .518     .884
                                                           ====================
Distributions From Net Investment Income                     (.558)   (.464)

Distributions From Realized Capital Gains                      -        -
                                                           --------------------
Total Distributions                                          (.558)   (.464)

Net Asset Value at End of Period                           $11.61    $11.65
                                                         ======================
Total Return+                                                4.59%     7.99%

Ratios/Supplemental Data

Net Assets at End of Period (in 000's)                   $7,100   $2,044

Ratio of Expenses to Average Net Assets                      1.23%    1.24%*

Ratio of Net Investment Income to Average Net Asset          4.93%    4.87%*

Portfolio Turnover Rate                                      4.47%    6.52%


PENNSYLVANIA FUND - CLASS I

Year Ended Feb. 28
                    1997     1996     1995     1994    1993     1992     1991     1990     1989    1988
----------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value
at Beginning
 of Period         $10.44   $10.16   $10.56  $10.55   $ 9.84   $ 9.49   $ 9.65    $ 9.52  $ 9.49   $10.23
                  ---------------------------------------------------------------------------------------
Net
Investment
 Income              .60      .62      .62      .63     .64      .64      .65      .66      .69     .72

Net Realized
 & Unrealized
 Gain (Loss)
on
 Securities
                  (.044)    .287    (.406)    .014    .703     .380    (.090)        .190     .060    (.799)
               ---------------------------------------------------------------------------------------------
Total
 From
Investment
 Operations
                  .559     .907     .214     .644     1.343    1.020     .560          .850     .750    (.079)
              ================================================================================================
Distributions
 From Net
 Investment
 Income          (.606)   (.627)   (.614)   (.634)   (.633)   (.670)   (.720)        (.720)    (.720)  (.660)

Distributions
 From Realized
 Capital
 Gains             -        -        -        -       -        -        -             -        -        (.001)
            --------------------------------------------------------------------------------------------------
Total
 Distributions
               (.606)   (.627)   (.614)   (.634)    (.633)   (.670)    (.720)        (.720)    (.720)  (.661)

Net
 Asset
 Value
 at End
 of Period
               $10.39   $10.44   $10.16   $10.56   $10.55   $ 9.84    $ 9.49         $ 9.65   $ 9.52  $ 9.49
            ==================================================================================================
Total
 Return+       5.53%    9.15%    2.22%    5.99%   13.84%   10.99%     5.76%          8.86%    7.97%    (.53)%

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End of
 Period (in 000's)
              $658,339 $639,847 $587,366 $615,546 $505,845  $391,301  $305,592      $180,720  $73,851   $20,663

Ratio of
 Expenses
 to Average
 Net Assets***
                .64%     .64%     .63%     .56%    .58%     .59%     .62%             .73%          .59%    .24%

Ratio of Net
 Investment
 Income to
 Average Net
 Assets        5.84%    5.96%    6.15%    5.90%   6.34%    6.71%    6.82%             6.66%    6.97%   7.21%

Portfolio
 Turnover
 Rate          22.24%   9.71%    12.91%   4.73%   5.87%    4.44%    5.23%            6.31%    1.56%   18.69%

PENNSYLVANIA FUND - CLASS II

Year Ended Feb. 28                                         1997     19962
---------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                    $10.47   $10.17
                                                        ------------------
Net Investment Income                                        .55      .47

Net Realized & Unrealized Gain (Loss) on Securities         (.047)   .302
                                                        ------------------
Total From Investment Operations                             .503    .772
                                                        ===================
Distributions From Net Investment Income                    (.543)  (.472)

Distributions From Realized Capital Gains                     -        -
                                                        -------------------
Total Distributions                                         (.543)  (.472)

Net Asset Value at End of Period                          $10.43   $10.47
                                                        ===================
Total Return+                                               4.98%    7.71%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                   $11,935  $3,110

Ratio of Expenses to Average Net Assets                     1.21%    1.22%*

Ratio of Net Investment Income to Average Net Assets        5.22%    5.36%*

Portfolio Turnover Rate                                    22.24%    9.71%

PUERTO RICO FUND - CLASS I

Year Ended Feb. 28
                     1997     1996     1995     1994    1993     1992     1991     1990     1989    1988
---------------------------------------------------------------------------------------------------------

Per Share Operating Performance

Net Asset Value
 at Beginning
 of
 Period            $11.59   $11.31   $11.83   $11.81  $11.12   $10.84   $10.76       $10.54   $10.57  $11.29
                  ------------------------------------------------------------------------------------------
Net Investment
 Income              .65      .66      .67      .68     .70      .69      .76         .71      .70     .72

Net Realized
 & Unrealized
 Gain (Loss)
 on Securities
                     .025     .299    (.504)    .034    .673     .301     .040        .235     .042    (.588)
                 --------------------------------------------------------------------------------------------
Total
 From
 Investment
 Operations
                     .675      .959    .166      .714   1.373     .991     .800       .945     .742    .132
                 ============================================================================================
Distributions
 From Net
 Investment
 Income
                   (.651)+++ (.669)++ (.686)   (.694)  (.683)   (.711)  (.720)       (.725)   (.772)    (.852)

Distributions
 From Realized
 Capital Gains
                     (.104) (.010)      -        -       -        -        -          -        -       -
                 ---------------------------------------------------------------------------------------------
Total
Distributions
                      (.755)   (.679)   (.686)   (.694)   (.683)   (.711) (.720)      (.725)   (.772)   (.852)

Net Asset Value
 at End of Period
                     $11.51   $11.59   $11.31   $11.83  $11.81   $11.12   $10.84     $10.76   $10.54  $10.57
               ===============================================================================================
Total Return+
                     6.03%    8.68%    1.60%    5.95%   12.48%   9.31%    7.45%        8.91%    7.06%   1.29%

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End of
 Period
 (in 000's)
                 $192,525 $190,577 $176,888 $175,036$144,806 $112,714   $91,601      $82,819  $80,431 $66,598

Ratio of
 Expenses
 to Average
 Net Assets
                      .73%     .74%     .73%     .66%    .69%     .70%     .70%        .70%     .72%    .75%

Ratio of
 Net Investmen
t Income to
Average
 Net Assets
                       5.62%    5.71%    5.95%    5.77%   6.18%    6.45%  7.08%      6.65%    6.76%   6.67%

Portfolio
Turnover
 Rate                21.09%   27.99%   18.30%   5.10%   10.37%   15.01%   6.09%      14.12%   50.57%  41.98%

PUERTO RICO FUND - CLASS II

Year Ended Feb. 28                                            1997     19962
------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                        $11.62   $11.32
                                                           -------------------
Net Investment Income                                            .58      .50

Net Realized & Unrealized Gain (Loss) on Securities              .020     .304
                                                            ------------------
Total From Investment Operations                                 .600     .804
                                                            ==================
Distributions From Net Investment Income                        (.586)   (.494)

Distributions From Realized Capital Gains                       (.104)   (.010)
                                                            -------------------
Total Distributions                                             (.690)   (.504)

Net Asset Value at End of Period                              $11.53   $11.62
                                                            ==================
Total Return+                                                   5.33%    7.21%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                        $1,679   $533

Ratio of Expenses to Average Net Assets                        1.30%     1.32%*

Ratio of Net Investment Income to Average Net Assets           5.04%     5.16%*

Portfolio Turnover Rate                                       21.09%    27.99%

HIGH YIELD FUND - CLASS I

Year Ended Feb. 28
                      1997     1996     1995     1994    1993     1992     1991     1990     1989    1988
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value
 at Beginning
 of Period
                     $11.19  $10.74   $11.25   $11.10     $10.48  $10.31 $10.54      $10.50   $10.34  $10.70
                  ------------------------------------------------------------------------------------------
Net
 Investment
 Income                 .71      .74      .74      .76     .79      .78     .82      .81      .79    1.00

Net Realized
 & Unrealized
Gain (Loss)
 on Securities
                      .043      .446    (.509)    .169    .624     .230   (.210)      .120     .240   (.409)
                  ------------------------------------------------------------------------------------------
Total From
 Investment
 Operations
                     .753     1.186     .231     .929   1.414    1.010     .610      .930    1.030    .591
                 ===========================================================================================
Distributions
 From Net
 Investment
Income
                  (.733)++++  (.736)   (.741)  (.779)   (.784)   (.840)  (.840)      (.890)  (.870)   (.951)

Distributions
 From Realized
 Capital
 Gains               -        -        -        -       (.010)     -        -         -        -       -
                --------------------------------------------------------------------------------------------
Total
 Distributions
                    (.733)   (.736)   (.741)   (.779)  (.794)   (.840)   (.840)      (.890)   (.870)  (.951)

Net Asset
 Value at End
of Period         $11.21** $11.19   $10.74  $11.25   $11.10   $10.48   $10.31        $10.54  $10.50   $10.34
               =============================================================================================
Total
 Return+            7.01%    11.35%   2.28%    8.33%   13.72%   9.97%    5.71%        8.80%    10.87%  5.70%

RATIOS/SUPPLEMENTAL DATA

Net Assets
 at End of
 Period
(in 000's)
            $4,505,258$3,787,147$3,287,270 $3,372,533$2,742,765$2,110,055$1,718,082 $1,575,016$746,018 $103,807

Ratio of
 Expenses to
 Average Ne
t Assets           .62%     .61%     .60%     .53%    .54%     .53%     .52%         .54%     .61%    .65%

Ratio of Net
 Investmen
t Income to
 Average
 Net
 Assets              6.41%    6.68%    6.92%    6.79%   7.45%    7.73%    7.90%       7.52%    7.68%   7.79%

Portfolio Turnover
 Rate                6.98%    9.23%   15.89%   16.09%   33.46%   102.57%  70.60%  23.41%   2.02%    26.65%

HIGH YIELD FUND - CLASS II

Year Ended Feb. 28                                            1997     19962
----------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                        $11.24   $10.81
                                                            -----------------
Net Investment Income                                            .66      .56

Net Realized & Unrealized Gain (Loss) on Securities              .028     .423
                                                            ------------------
Total From Investment Operations                                 .688     .983
                                                            ==================
Distributions From Net Investment Income                    (.668)++++   (.553)

Distributions From Realized Capital Gains                        -        -
                                                             ------------------
Total Distributions                                             (.668)   (.553)

Net Asset Value at End of Period                              $11.26   $11.24
                                                            ===================
Total Return+                                                   6.36%    9.27%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                       $194,400 $48,163

Ratio of Expenses to Average Net Assets                          1.18%    1.18%*

Ratio of Net Investment Income to Average Net Assets             5.78%    6.07%*

Portfolio Turnover Rate                                          6.98%    9.23%

1FOR THE PERIOD SEPTEMBER 1, 1987 (EFFECTIVE DATE) TO FEBRUARY 29, 1988.

2FOR THE PERIOD MAY 1, 1995 TO FEBRUARY 29, 1996.

3FOR THE PERIOD OCTOBER 3, 1988 (EFFECTIVE DATE) TO FEBRUARY 28, 1989.

4FOR THE PERIOD JULY 1, 1996 (EFFECTIVE DATE) TO FEBRUARY 28, 1997.

5FOR THE PERIOD APRIL 23, 1988 (EFFECTIVE DATE) TO FEBRUARY 28, 1989.

+TOTAL RETURN MEASURES THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIODS INDICATED. IT IS NOT ANNUALIZED, EXCEPT WHERE INDICATED. IT DOES NOT INCLUDE THE MAXIMUM FRONT-END SALES CHARGE OR THE CONTINGENT DEFERRED SALES CHARGE AND ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AT NET ASSET VALUE. BEFORE MAY 1, 1994, DIVIDENDS WERE REINVESTED AT THE MAXIMUM OFFERING PRICE AND CAPITAL GAINS AT NET ASSET VALUE. EFFECTIVE MAY 1, 1994, WITH THE IMPLEMENTATION OF THE RULE 12B-1 DISTRIBUTION PLAN FOR CLASS I SHARES, THE SALES CHARGES ON REINVESTED DIVIDENDS WERE ELIMINATED.

++INCLUDES DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME IN THE AMOUNT OF $0.001.

+++INCLUDES DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME IN THE AMOUNT OF $0.006.

++++INCLUDES DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME IN THE AMOUNT OF $0.008 FOR CLASS I AND $0.003 FOR CLASS II.
*ANNUALIZED.

**THE NET ASSET VALUE DIFFERS FROM THE NET ASSET VALUE USED TO PROCESS SHAREHOLDER ACTIVITY AS OF THE REPORTING DATE, WHICH DOES NOT INCLUDE MARKET ADJUSTMENTS FOR PORTFOLIO TRADES MADE ON THAT DATE. THESE ADJUSTMENTS ARE GENERALLY ACCOUNTED FOR ON THE DAY FOLLOWING THE TRADE DATE.

***FOR THE PERIODS INDICATED, THE INVESTMENT MANAGER AGREED IN ADVANCE TO LIMIT ITS MANAGEMENT FEES AND TO MAKE CERTAIN PAYMENTS TO REDUCE EXPENSES OF THE FUNDS LISTED BELOW. HAD SUCH ACTION NOT BEEN TAKEN, THE RATIO OF EXPENSES TO AVERAGE NET ASSETS WOULD HAVE BEEN AS FOLLOWS:

                                    RATIO OF EXPENSES TO
                                    AVERAGE NET ASSETS
-----------------------------------------------------------

ARIZONA FUND
1989                                        0.73%
COLORADO FUND
1989                                        0.74%
1990                                        0.72
CONNECTICUT FUND
19893                                       0.65%*
1990                                        0.72
1991                                        0.72
INDIANA FUND
1989                                        0.77%
1990                                        0.70
1991                                        0.74
1992                                        0.74
1993                                        0.73
MICHIGAN FUND
19974                                       1.21%*
NEW JERSEY FUND
19895                                       0.66%*
OREGON FUND
1989                                        0.73%
PENNSYLVANIA FUND
1989                                        0.75%



HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE


The investment objective of each Fund, except the Puerto Rico and High Yield Funds, is to provide investors with as high a level of income exempt from federal income taxes and from the personal income taxes, if any, for resident shareholders of the named state as is consistent with prudent investing while seeking preservation of shareholders' capital. The Puerto Rico Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing while seeking preservation of shareholders' capital. The High Yield Fund's investment objective is to provide investors with a high current yield exempt from federal income taxes. As a secondary objective, the High Yield Fund seeks capital appreciation to the extent possible and consistent with its principal investment objective. The objective is a fundamental policy of each Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

As a nonfundamental policy, the Puerto Rico Fund also seeks to provide a maximum level of income that is exempt from the personal income taxes of the majority of states. If you are a resident of Puerto Rico, you should consult your tax advisor before investing in any of the Funds.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its net assets in securities that pay interest exempt from federal income taxes, including the alternative minimum tax. Each Fund, except the Puerto Rico and High Yield Funds, also attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its net assets in securities that pay interest exempt from the personal income taxes, if any, of its respective state. It is possible, although not anticipated, that up to 20% of the Fund's net assets could be in taxable obligations.

Each Fund, except the High Yield Fund, invests at least 65% of its total assets in municipal securities issued by or on behalf of its respective state or territory, and that state's or territory's local governments, municipalities, authorities, agencies and political subdivisions. It is possible, although not anticipated, that up to 35% of the Fund's total assets could be in municipal securities of a state, territory or local government other than its respective state or territory. The High Yield Fund invests at least 65% of its assets in high yield securities. The High Yield Fund is diversified nationally and will not invest more than 25% of its net assets in the municipal securities of any one state or territory.

Some states may require a fund to invest a certain amount of its assets in securities of that state, or in securities that are otherwise tax-exempt under the laws of that state, in order for any portion of the fund's distributions to be exempt from the state's personal income taxes. If the Fund's respective state requires this, the Fund will attempt to invest its assets as required so that its distributions will be exempt from personal income taxes for resident shareholders of that state.


As a fundamental policy, the Pennsylvania Fund invests in securities for income earnings rather than trading for profit. The Fund does not vary its investments, except to 1) eliminate unsafe investments and investments not consistent with the preservation of capital or the tax status of the Fund; 2) honor redemption orders, meet anticipated redemption requirements and negate gains from discount purchases; 3) reinvest the earnings from securities in like securities; or 4) defray normal administrative expenses.


Each Fund, except the High Yield Fund, invests in investment grade securities. Investment grade securities are securities rated in one of the four highest rating categories of a nationally recognized rating service, such as Moody's, S&P or Fitch, and also include unrated securities that the investment manager considers comparable in quality to securities that have been rated investment grade. The four highest rating categories are Aaa, Aa, A and Baa for Moody's and AAA, AA, A and BBB for both S&P and Fitch. Although securities rated in the fourth highest rating category are considered investment grade, they are generally more vulnerable to adverse economic conditions than securities rated in the three highest categories and are considered to have some speculative characteristics.

The High Yield Fund invests primarily in securities rated below investment grade or in unrated securities that Advisers considers comparable in quality to securities that have been rated below investment grade. Higher yields are ordinarily available from securities that are below investment grade, although securities that are below investment grade are generally regarded as predominantly speculative with respect to the issuer's ability to make timely interest and principal payments. The Fund may, however, invest in securities rated in any rating category, including defaulted securities if Advisers believes that the issuer may resume making interest payments or other advantageous developments seem likely to occur in the near future. The High Yield Fund does not currently intend to invest more than 10% of its assets in defaulted securities. Because securities with longer maturities normally produce higher current yields than securities with shorter maturities, the High Yield Fund also generally invests in longer-term securities.

If the rating services lower the rating on a security in the Fund's portfolio, the Fund will consider this change in its evaluation of the security's overall investment merits. A change in a security's rating, however, does not automatically require the Fund to sell the security. For a description of the various rating categories, please see "Appendices - Description of Ratings" in this prospectus and the SAI.

When determining whether securities are consistent with the Fund's investment objective and policies, and thereafter when determining an issuer's comparative credit rating, the investment manager considers the terms of an offering and various other factors. The investment manager may, among other things, (i) interview representatives of the issuer at its offices; (ii) tour and inspect the physical facilities of the issuer to evaluate the issuer and its operations;
(iii) analyze the issuer's financial and credit position, including all appropriate ratios; and (iv) compare other similar securities offerings to the issuer's proposed offering.

Under normal market conditions, the Fund invests its assets as described above. For temporary defensive purposes, however, the Fund may invest up to 100% of its total assets in taxable obligations, including (i) commercial paper rated at least P-1 by Moody's, A-1 by S&P, or F-1 by Fitch; (ii) obligations issued or guaranteed by the full faith and credit of the U.S. government; or (iii) with respect to each Fund except the High Yield Fund, municipal securities of a state, territory or local government other than its respective state or territory. In addition, the High Yield Fund may invest a larger portion of its assets in investment grade securities if (i) adequate quantities of securities below investment grade are not available; (ii) unusual market conditions exist; or (iii) the difference in yields between higher- and lower-quality securities is so narrow that the higher risk associated with lower-quality securities is not justified by the difference in the yields.

MUNICIPAL SECURITIES. Municipal securities are obligations that pay interest exempt from federal income tax and that are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. An opinion as to the tax-exempt status of a municipal security is generally given to the issuer by the issuer's bond counsel when the security is issued.

Municipal securities are issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities.

The Fund has no restrictions on the maturity of municipal securities in which it may invest. The Fund attempts to invest in municipal securities with maturities that, in the investment manager's judgment, will provide a high level of current income and, with respect to each Fund except the High Yield Fund, are consistent with prudent investing. The investment manager will also consider current market conditions when determining the securities it wants to buy and whether to hold securities currently in the Fund's portfolio.

The Fund may invest more than 25% of its assets in municipal securities in particular market segments, including, but not limited to, hospital revenue bonds, housing agency bonds, tax-exempt industrial development revenue bonds, transportation bonds, or pollution control revenue bonds. An economic, business, political or other change that affects one security may also affect other securities in the same market segment, thereby potentially increasing market risk. Examples of changes that may affect certain market segments include proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs for the projects.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may buy floating and variable rate obligations. The interest rates on these obligations are not fixed, but vary with changes in prevailing market rates on predesignated dates. The Fund may also invest in floating or variable rate demand notes ("VRDNs"). VRDNs carry a demand feature that allows the Fund to tender the obligation back to the issuer or a third party before maturity, at par value plus accrued interest, according to the terms of the obligation. Although it is not a put option in the usual sense, the demand feature is sometimes known as a "put." Frequently, VRDNs are secured by letters of credit or other credit support arrangements. Each Fund, except the High Yield Fund, limits its purchase of floating and variable rate obligations to those that are investment grade.

With respect to 75% of the total value of the Fund's assets, no more than 5% may be in securities underlying "puts" from the same institution. The Fund may, however, invest up to 10% of its assets in unconditional "puts," which are exercisable even in the event of a default in the payment of principal or interest on the underlying security, and other securities issued by the same institution. The restrictions in this paragraph do not apply to the Connecticut or Michigan Funds.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs are widely used by state and local governments to finance the purchase of property and function much like installment purchase agreements. COPs are created when long-term lease revenue obligations are issued by a governmental corporation to pay for the acquisition of property or facilities. The property or facilities acquired are then leased to a municipality and the lease payments are used to repay interest and principal on the obligations issued to buy the property. After all of the lease payments have been made, according to the terms of the lease, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt. Thus, COPs may enable a governmental issuer to increase government liabilities beyond constitutional debt limits.



CALLABLE BONDS. The Fund may buy and hold callable municipal bonds. Callable bonds have a provision in their indenture allowing the issuer to redeem the bonds before their maturity dates at a specified price. This price typically reflects a premium over the bonds' original issue price. Callable bonds generally have call protection, that is, a period of time when the bonds may not be called. This period usually lasts for five to ten years. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the proceeds of a bond called under these circumstances are reinvested, the result may be a lower overall yield due to lower current interest rates. If the purchase price of the bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Fund, depending on the price at which the bonds were redeemed.




OTHER INVESTMENT POLICIES OF THE FUND


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy and sell municipal securities on a "when-issued" and "delayed delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. Although the Fund will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed delivery transactions for investment leverage purposes.

BORROWING. The Fund may borrow up to 5% of its total assets from banks for temporary or emergency purposes. Although the Fund does not currently intend to do so, the Fund may also lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.




OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.


Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the bond market as a whole.


Yields on municipal securities vary, depending on a variety of factors. These include the general condition of the financial and municipal securities markets, the size of a particular offering, the credit rating of the issuer, and the maturity of the obligation. Generally, municipal securities with longer maturities produce higher current yields than municipal securities with shorter maturities. Prices of longer-term securities, however, typically fluctuate more than those of shorter-term securities due to changes in interest rates, tax laws and other general market conditions. Lower-quality municipal securities also generally produce higher yields than higher-quality municipal securities. Lower-quality securities, however, generally have a higher degree of risk associated with the issuer's ability to make timely principal and interest payments.

HIGH YIELD MUNICIPAL SECURITIES - HIGH YIELD FUND ONLY. Because the High Yield Fund may invest in municipal securities below investment grade, an investment in the Fund is subject to a higher degree of risk than an investment in a fund that invests primarily in higher-quality securities. You should consider the increased risk of loss to principal that is present with an investment in higher risk securities, such as those in which the Fund invests. Accordingly, an investment in the Fund should not be considered a complete investment program and should be carefully evaluated for its appropriateness in light of your overall investment needs and goals. The market value of high yield, lower-quality municipal securities, commonly known as junk bonds, tends to reflect individual developments affecting the issuer to a greater degree than the market value of higher-quality securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality securities also tend to be more sensitive to economic conditions than higher-quality securities.

Projects financed by high yield municipal securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with buying these securities is generally greater than the risk associated with higher-quality securities. For example, during an economic downturn or a sustained period of rising interest rates, projects financed by lower-quality securities may experience financial stress and may not have sufficient cash flow to make interest payments. The issuer's ability to make timely interest and principal payments may also be adversely affected by specific developments affecting the issuer, including the issuer's inability to meet specific projected revenue forecasts or the unavailability of additional financing.

The risk of loss due to default may also be considerably greater with lower-quality securities. If the issuer of a security in the Fund's portfolio defaults, the Fund may have unrealized losses on the security, which may lower the Fund's Net Asset Value. Defaulted securities tend to lose much of their value before they default. Thus, the Fund's Net Asset Value may be adversely affected before an issuer defaults. In addition, the Fund may incur additional expenses if it must try to recover principal or interest payments on a defaulted security.

The deterioration of an issuer's creditworthiness or a default by an issuer may make it more difficult for the Fund to manage the timing of its income. Under the Code and U.S. Treasury regulations, the Fund may have to accrue income on defaulted securities and distribute the income to shareholders for tax purposes, even though the Fund is not currently receiving interest or principal payments on the defaulted securities. To generate cash to satisfy these distribution requirements, the Fund may have to sell portfolio securities that it otherwise may have continued to hold or use cash flows from other sources, such as the sale of Fund shares.

Lower-quality securities may not be as liquid as higher-quality securities. Reduced liquidity in the secondary market may have an adverse impact on the market price of a security and on the Fund's ability to sell a security in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer, or if necessary to meet the Fund's liquidity needs. Reduced liquidity may also make it more difficult to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio.

The high yield securities market is relatively new and much of its growth before 1990 paralleled a long economic expansion. The recession that began in 1990 disrupted the market for high yield securities and adversely affected the value of outstanding securities, as well as the ability of issuers of high yield securities to make timely principal and interest payments. Although the economy has improved and high yield securities have performed more consistently since that time, the adverse effects previously experienced may reoccur. For example, the highly publicized defaults on some high yield securities during 1989 and 1990 and concerns about a sluggish economy that continued into 1993, depressed the prices of many of these securities. Factors adversely affecting the market value of high yield securities may lower the Fund's Net Asset Value.

The table below shows the percentage of the Fund's assets invested in municipal securities rated in each of the rating categories shown. A credit rating by a rating agency evaluates the safety of principal and interest of a security based on an evaluation of the security's credit quality, but does not consider the market risk or the risk of fluctuation in the price of the security. The information shown is based on a dollar-weighted average of the Fund's portfolio composition based on month-end assets for each of the 12 months in the fiscal year ended February 28, 1997.


                           AVERAGE WEIGHTED
S&P RATING                 PERCENTAGE OF ASSETS
----------------------------------------------------------------------------


AAA                        21.9%1
AA                          4.2
A                           5.62
BBB                        39.33
BB                         25.74
B                           2.65
CCC                         0.9

114.6% are unrated and have been included in the AAA rating category. 20.1% are unrated and have been included in the A rating category. 313.4% are unrated and have been included in the BBB rating category. 419.6% are unrated and have been included in the BB rating category. 51.5% are unrated and have been included in the B rating category.

NONAPPROPRIATION RISK OF COPS. A feature that distinguishes COPs from more traditional forms of municipal debt is the "nonappropriation" clause in the lease. A nonappropriation clause allows the municipality to terminate the lease annually without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, when faced with increasingly tight budgets, have more discretion to curtail payments under COPs than they do to curtail payments on traditionally funded debt obligations. If the municipality does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. The private sector value of the property may be more or less than the amount the municipality was paying.

While the risk of nonappropriation is inherent to COPs financing, each Fund, except the High Yield Fund, believes that this risk may be reduced, although not eliminated, by its policy of investing only in investment grade COPs. When assessing the risk of nonappropriation, the rating services and the investment manager consider, among other factors, the issuing municipality's credit rating, how essential the leased property is to the municipality, and the term of the lease compared to the useful life of the leased property. While there is no limit as to the amount of assets that the Fund may invest in COPs, as of February 28, 1997, the Fund held the following percentage of its net assets in COPs or other municipal leases:

Arizona Fund                         3.58%
Colorado Fund                        8.73%
Connecticut Fund                     0.00%
High Yield Fund                      4.19%
Indiana Fund                        11.10%
Michigan Fund                        0.00%
New Jersey Fund                      5.33%
Oregon Fund                          5.01%
Pennsylvania Fund                    0.39%
Puerto Rico Fund                     0.00%

CREDIT AND MARKET RISK. Credit risk is a function of the ability of an issuer of a municipal security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a municipal security caused by changes in general economic and interest rate conditions that affect the market as a whole.

INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable.

NON-DIVERSIFICATION RISK - CONNECTICUT AND MICHIGAN FUNDS ONLY. The Connecticut and Michigan Funds are non-diversified series of the Trust. Under the federal securities laws, this means the Funds are not subject to any restrictions on the amount of their assets that they may invest in one or more issuers. An investment in the Connecticut or Michigan Fund may involve more risk than an investment in a fund that may not concentrate its investments in one or relatively few issuers. These risks include increased susceptibility to adverse economic or regulatory developments. Please see the SAI for the diversification requirements the Funds intend to meet in order to qualify as regulated investment companies under the Code.

State Risk Factors. Since each Fund, except the High Yield Fund, primarily invests in municipal securities issued by or on behalf of its respective state or territory, and that state's or territory's local governments, municipalities, authorities, agencies and political subdivisions, its performance is closely tied to the continuing ability of issuers of municipal securities in its respective state or territory to meet their debt obligations and the economic and political conditions within the state or territory. Although the Fund's policy of investing in investment grade securities may reduce the credit and other risks that may exist on the municipal securities of the Fund's respective state or territory, it does not eliminate them. Before investing you should consider the risks discussed in this prospectus. For more information about the economy of the Fund's respective state or territory and the Fund's potential risks, please see "Appendices - State Risk Factors" at the back of this prospectus and the SAI.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations. The Board also monitors the Fund to ensure no material conflicts exist between the Fund's classes of shares. While none is expected, the Board will act appropriately to resolve any material conflict that may arise.


INVESTMENT MANAGER. Advisers is the investment manager of each of the Funds, except the Connecticut Fund. As of October 1, 1996, Investment Advisory is the investment manager of the Connecticut Fund. Investment Advisory employs the same individuals to manage the Fund's portfolio as the previous manager. The terms and conditions of the management services provided to the Fund are also the same.

The investment manager manages the Fund's assets and makes its investment decisions. The investment manager also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, the investment manager and its affiliates manage over $191 billion in assets, including $44 billion in the municipal securities market. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Fund's portfolio is:

Thomas Kenny
Senior Vice President of Advisers and Portfolio Manager of Investment Advisory

Mr. Kenny has been responsible for portfolio recommendations and decisions of all series of the Trust since August 1994. He is the Director of Franklin's Municipal Bond Department. He holds a Master of Science degree in Finance from Golden Gate University and a Bachelor of Arts degree in Business and Economics from the University of California at Santa Barbara. Mr. Kenny joined the Franklin Templeton Group in 1986. He is a member of several municipal securities industry-related committees and associations.

John B. Pinkham
President of Investment Advisory

Mr. Pinkham has been responsible for portfolio recommendations and decisions since inception of the Connecticut Fund. He has a Bachelor of Science degree in Business from Columbia University. He has been in the securities industry since 1956 and with the Franklin Templeton Group since 1985. He is a member of various industry-related committees and associations.


John Pomeroy
Portfolio Manager of Advisers and Investment Advisory


Mr. Pomeroy has been responsible for portfolio recommendations and decisions of the Connecticut Fund since 1990. He holds a Bachelor of Science degree in Finance from San Francisco State University. He joined the Franklin Templeton Group in 1986. He is a member of several securities industry-related committees and associations.

Stella Wong
Vice President of Advisers

Ms. Wong has been responsible for portfolio recommendations and decisions for the Indiana, New Jersey, and Pennsylvania Funds since their inception, and the Puerto Rico Fund since 1990. She holds a Masters degree in Financial Planning from Golden Gate University and a Bachelor of Science degree in Business Administration from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.


Donald Duerson
Vice President of Advisers


Mr. Duerson has been responsible for portfolio recommendations and decisions of the Arizona and Colorado Funds since their inception and the Michigan Fund since 1997. He has a Bachelor of Science degree in Business and Public Administration from the University of Arizona. He has been in the securities industry since 1956 and with the Franklin Templeton Group since 1986. He is a member of several industry-related committees and associations.

Sheila Amoroso
Vice President of Advisers

Ms. Amoroso has been responsible for portfolio recommendations and decisions of the Arizona, Colorado, and High Yield Funds since 1987, the Oregon, Pennsylvania, Puerto Rico and New Jersey Funds since 1989 and the Michigan Fund since 1996. She holds a Bachelor of Science degree from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.


Robert Schubert
Vice President of Advisers

Mr. Schubert has been responsible for portfolio recommendations and decisions of the Oregon Fund since 1994. He attended Farleigh Dickenson University and has been in the securities industry since 1960. He joined the Franklin Templeton Group in 1989. Before joining the Franklin Templeton Group, he managed the bond department for First Equity Corporation of Florida. He is a member of several securities industry-related associations.

John Wiley
Portfolio Manager of Advisers


Mr. Wiley has been responsible for portfolio recommendations and decisions of the Indiana Fund since 1997. He holds a Masters of Business Administration degree in Finance from Saint Mary's College and a Bachelor of Science degree from the University of California at Berkeley. He joined the Franklin Templeton Group in 1989. He is a member of several securities industry-related committees and associations.

MANAGEMENT FEES. During the fiscal year ended February 28, 1997, management fees paid to the investment manager, as a percentage of monthly net assets, and total operating expenses of Class I and Class II were as follows:


                                              TOTAL
                                              OPERATING EXPENSES
                           MANAGEMENT         ----------------------------
                           FEES                CLASS I           CLASS II
------------------------------------------------------------------------------


Arizona Fund              0.48%                 0.62%             1.19%
Colorado Fund             0.56%                 0.71%             1.28%
Connecticut Fund          0.57%                 0.72%             1.29%
High Yield Fund           0.46%                 0.62%             1.18%
Indiana Fund              0.63%                 0.82%             -
Michigan Fund             0.00%*                0.34%*            -
New Jersey Fund           0.49%                 0.64%             1.21%
Oregon Fund               0.52%                 0.66%             1.23%
Pennsylvania Fund         0.49%                 0.64%             1.21%
Puerto Rico Fund          0.57%                 0.73%             1.30%

*Management fees, before any advance waiver, totaled 0.63% and total operating expenses were 1.21%. Under an agreement by Advisers to waive its fees, the Fund paid the management fees and total operating expenses shown. Advisers may end this arrangement at any time upon notice to the Board.

The Fund pays its own operating expenses. These expenses include the investment manager's management fees; taxes, if any; custodian, legal and auditing fees; the fees and expenses of Board members who are not members of, affiliated with, or interested persons of the investment manager; fees of any personnel not affiliated with the investment manager; insurance premiums; trade association dues; expenses of obtaining quotations for calculating the Fund's Net Asset Value; and printing and other expenses that are not expressly assumed by the investment manager.

Under its management agreement, the Fund pays the investment manager a management fee equal to a monthly rate of 5/96 of 1% of the value of its net assets up to and including $100 million; and 1/24 of 1% of the value of its net assets over $100 million up to and including $250 million; and 9/240 of 1% of the value of its net assets in excess of $250 million. The fee is computed at the close of business on the last business day of each month. Each class pays its proportionate share of the management fee.

PORTFOLIO TRANSACTIONS. The investment manager tries to obtain the best execution on all transactions. If the investment manager believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with the investment manager, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.


THE RULE 12B-1 PLANS


The Michigan Fund and Class I and Class II of the remaining Funds have separate distribution plans or "Rule 12b-1 Plans" under which they may pay or reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund or class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.



Payments by the Michigan Fund under its plan may not exceed 0.15% per year of the Fund's average daily net assets, although the Fund is currently only reimbursing up to 0.10%. Payments by the remaining Funds under the Class I plan may not exceed 0.10% per year of Class I's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain Class I purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase.


Under the Class II plan, the Fund may pay Distributors up to 0.50% per year of Class II's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class II shares, Distributors may keep this portion of the Rule 12b-1 fees associated with the purchase.

The Fund may also pay a servicing fee of up to 0.15% per year of Class II's average daily net assets under the Class II plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, each class of the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. Each class may also advertise its taxable-equivalent yield and distribution rate. Performance figures are usually calculated using the maximum sales charges, but certain figures may not include sales charges.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield for each class shows the income per share earned by that class. The current distribution rate shows the dividends or distributions paid to shareholders of a class. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price of the class. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. The taxable-equivalent yield and distribution rate show the before-tax yield or distribution rate that would have to be earned from a taxable investment to equal the yield or distribution rate of the class, assuming one or more tax rates.


The investment results of each class will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.



HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax for you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of your state of residence or it's political subdivisions, from interest on direct obligations of the federal government, or from interest on U.S. territorial obligations, including Puerto Rico, the U.S. Virgin Islands or Guam, they may also be exempt from personal income tax, if any, in your state.

To the extent dividends are derived from taxable income from temporary investments, including the discount from certain stripped obligations or their coupons or income from securities loans or other taxable transactions, from the excess of net short-term capital gain over net long-term capital loss, or from ordinary income derived from the sale or disposition of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

From time to time, the Fund may buy a tax-exempt obligation with market discount; that is, for a price that is less than the principal amount of the bond, or for a price that is less than the principal amount of the bond where the bond was issued with original issue discount, and such market discount exceeds a de minimis amount. For obligations purchased after April 30, 1993, a portion of the gain (not to exceed the accrued portion of market discount as of the time of sale or disposition) is treated as ordinary income rather than capital gain. Any distributions by the Fund of such market discount income will be taxable as ordinary income. In any fiscal year, the Fund may elect not to distribute its taxable ordinary income and, instead, to pay federal income or excise taxes on this income at the Fund level. The amount of such distributions, if any, is expected to be small.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January will be treated, for tax purposes, as if received by you on December 31 of the calendar year in which they are declared.

The Fund may derive capital gains and losses in connection with sales of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gain will be taxable to you as long-term capital gain, regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be disallowed to the extent of any exempt interest dividends received with respect to such shares and will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

All or a portion of any loss that you realize when you redeem Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to the tax basis that you receive in the purchase of your new shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of the Fund's distributions is eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions, including the portion of the dividends on an average basis that is taxable income or interest income that is a tax preference item under the federal alternative minimum tax. If you have not held shares of the Fund for a full calendar year, you may have designated as tax-exempt or as tax preference income a percentage of income that is not equal to the actual amount of tax-exempt or tax preference income earned during the period of your investment in the Fund.

The interest on bonds issued to finance public purpose state and local government operations is generally tax-exempt. Interest on certain private activity bonds, while still tax-exempt for regular income tax reporting, is a preference item in determining if you are subject to the alternative minimum tax, and could subject you to, or increase your liability for, federal and, in some states, state alternative minimum taxes. Corporate shareholders are subject to special rules.

Consistent with its investment objective, the Fund may buy private activity bonds if, in the investment manager's opinion, the bonds represent the most attractive investment opportunity then available to the Fund. For the fiscal year ended February 28, 1997, the Fund derived the following percentage of its income from bonds, the interest on which is a preference item subject to the federal alternative minimum tax for certain investors:

Arizona Fund                        14.13%
Colorado Fund                        9.14%
Connecticut Fund                     6.45%
High Yield Fund                     14.14%
Indiana Fund                        14.02%
Michigan Fund                       12.67%
New Jersey Fund                      8.84%
Oregon Fund                         14.54%
Pennsylvania Fund                   11.30%
Puerto Rico Fund                    15.13%

Exempt-interest dividends of the Fund, although exempt from regular federal income tax, are includible in the tax base for determining the extent to which a shareholder's social security or railroad retirement benefits will be subject to regular federal income tax. You are required to disclose the receipt of tax-exempt interest on your federal income tax returns.

Interest on indebtedness incurred (directly or indirectly) by you to buy or carry Fund shares may not be fully deductible for federal income tax purposes. You should consult with your personal tax advisor on the deductibility of this interest.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions.


STATE INCOME TAXES


The exemption of interest on tax-exempt municipal securities for federal income tax purposes does not necessarily result in exemption from the income, corporate or personal property taxes of any state or city when the income is distributed to shareholders of a mutual fund. Generally, individual shareholders of the Fund are afforded tax-exempt treatment at the state level for distributions derived from municipal securities of their state of residency. For some investors, a portion of this income may be subject to state alternative minimum tax. In some states, shareholders of the High Yield Fund also may be afforded tax-exempt treatment at the state level on distributions from that Fund to the extent they are derived from tax-exempt securities issued by that state or its municipalities.

You should consult your tax advisor to determine the applicability of state or local income or intangible property taxes to your investment in the Fund or to distributions or redemption proceeds received from the Fund.

For more information on income taxes, please see "Appendices - State Tax Treatment" in the SAI.


HOW IS THE TRUST ORGANIZED?

The Connecticut and Michigan Funds are non-diversified series of the Trust. The remaining Funds are diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in September 1984, and is registered with the SEC. Except for the Michigan and Indiana Funds, the Funds offer two classes of shares: Franklin Arizona Tax-Free Income Fund - Class I, Franklin Colorado Tax-Free Income Fund - Class I, Franklin Connecticut Tax-Free Income Fund - Class I, Franklin High Yield Tax-Free Income Fund - Class I, Franklin New Jersey Tax-Free Income Fund - Class I, Franklin Oregon Tax-Free Income Fund - Class I, Franklin Pennsylvania Tax-Free Income Fund - Class I, Franklin Puerto Rico Tax-Free Income Fund - Class I and Franklin Arizona Tax-Free Income Fund - Class II, Franklin Colorado Tax-Free Income Fund - Class II, Franklin Connecticut Tax-Free Income Fund - Class II, Franklin High Yield Tax-Free Income Fund - Class II, Franklin New Jersey Tax-Free Income Fund - Class II, Franklin Oregon Tax-Free Income Fund - Class II, Franklin Pennsylvania Tax-Free Income Fund - Class II, Franklin Puerto Rico Tax-Free Income Fund - Class II. All shares outstanding before the offering of Class II shares, and all shares of the Michigan and Indiana Funds, are considered Class I shares. Additional series and classes of shares may be offered in the future.

Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as any other class of the Fund for matters that affect the Fund as a whole. For matters that only affect one class, however, only shareholders of that class may vote. Each class will vote separately on matters affecting only that class, or expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.


The trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of June 3, 1997, Resources owned of record and beneficially more than 25% of the outstanding shares of Class I of the Michigan Fund.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. PLEASE INDICATE WHICH CLASS OF SHARES YOU WANT TO BUY. IF YOU DO NOT SPECIFY A CLASS, YOUR PURCHASE WILL BE AUTOMATICALLY INVESTED IN CLASS I SHARES. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.


                           MINIMUM
                           INVESTMENTS*
---------------------------------------------
Open Your Account.           $100
To Add to Your Account.      $ 25

*We may refuse any order to buy shares.

DECIDING WHICH CLASS TO BUY

You should consider a number of factors when deciding which class of shares to buy. IF YOU PLAN TO BUY $1 MILLION OR MORE IN A SINGLE PAYMENT OR YOU QUALIFY TO BUY CLASS I SHARES WITHOUT A SALES CHARGE, YOU MAY NOT BUY CLASS II SHARES.

Generally, you should consider buying Class I shares if:

o you expect to invest in the Fund over the long term; o you qualify to buy Class I shares at a reduced sales charge; or o you plan to buy $1 million or more over time.

You should consider Class II shares if:

o you expect to invest less than $100,000 in the Franklin Templeton Funds; and
o you plan to sell a substantial number of your shares within approximately six years or less of your investment.

Class I shares are generally more attractive for long-term investors because of Class II's higher Rule 12b-1 fees. These may accumulate over time to outweigh the lower Class II front-end sales charge and result in lower income dividends for Class II shareholders. If you qualify to buy Class I shares at a reduced sales charge based upon the size of your purchase or through our Letter of Intent or cumulative quantity discount programs, but plan to hold your shares less than approximately six years, you should evaluate whether it is more economical for you to buy Class I or Class II shares.

For purchases of $1 million or more, it is considered more beneficial for you to buy Class I shares since there is no front-end sales charge, even though these purchases may be subject to a Contingent Deferred Sales Charge. Any purchase of $1 million or more is therefore automatically invested in Class I shares. You may accumulate more than $1 million in Class II shares through purchases over time, but if you plan to do this you should determine whether it would be more beneficial for you to buy Class I shares through a Letter of Intent.

Please consider all of these factors before deciding which class of shares to buy. There are no conversion features attached to either class of shares.

PURCHASE PRICE OF FUND SHARES

For Class I shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class II shares is 1% and, unlike Class I, does not vary based on the size of your purchase.

                                    TOTAL SALES CHARGE        AMOUNT PAID
                                    AS A PERCENTAGE OF        TO DEALER AS A
AMOUNT OF PURCHASE                  OFFERINGNET  AMOUNT       PERCENTAGE OF
AT OFFERING PRICE                   PRICE        INVESTED     OFFERING PRICE
------------------------------------------------------------------------------

CLASS I

Under $100,000                      4.25%            4.44%             4.00%
$100,000 but less than
 $250,000                           3.50%            3.63%             3.25%
$250,000 but less than
 $500,000                           2.75%            2.83%             2.50%
$500,000 but less than
 $1,000,000                         2.15%            2.20%             2.00%
$1,000,000 or more*                 None             None              None

                                    TOTAL SALES CHARGE           AMOUNT PAID
                                    AS A PERCENTAGE OF           TO DEALER AS A
AMOUNT OF PURCHASE                  OFFERING   NET AMOUNT        PERCENTAGE OF
AT OFFERING PRICE                   PRICE      INVESTED          OFFERING PRICE
------------------------------------------------------------------------------
CLASS II

Under $1,000,000*                  1.00%            1.01%             1.00%


*A Contingent Deferred Sales Charge of 1% may apply to Class I purchases of $1 million or more and any Class II purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases. Purchases of Class II shares are limited to purchases below $1 million. Please see "Deciding Which Class to Buy."


SALES CHARGE REDUCTIONS AND WAIVERS

    IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


CUMULATIVE QUANTITY DISCOUNTS - CLASS I ONLY. To determine if you may pay a reduced sales charge, the amount of your current Class I purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts.


LETTER OF INTENT - CLASS I ONLY. You may buy Class I shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period.

The amount you agree to invest determines the sales charge you pay on Class I shares.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Class I shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.

GROUP PURCHASES - CLASS I ONLY. If you are a member of a qualified group, you may buy Class I shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.

A qualified group is one that:

o Was formed at least six months ago,

o Has a purpose other than buying Fund shares at a discount,

o Has more than 10 members,

o Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1 or 2 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) Class II distributions may be reinvested in either Class I or Class II shares. Class I distributions may only be reinvested in Class I shares.

The Fund's sales charges do not apply if you are buying Class I shares with money from the following sources or Class II shares with money from the sources in waiver categories 1 or 3:

1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.


2. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.

3.  Redemptions from any Franklin Templeton Fund if you:

    o Originally paid a sales charge on the shares,

    o Reinvest the money within 365 days of the redemption date, and

    o Reinvest the money in the same class of shares.


An exchange is not considered a redemption for this privilege. The Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.

The Fund's sales charges also do not apply to Class I purchases by:


4. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

5. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

6. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

7. Registered Securities Dealers and their affiliates, for their investment accounts only

8. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

9. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

10. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

11.  Accounts managed by the Franklin Templeton Group

12. Certain unit investment trusts and their holders reinvesting distributions from the trusts


OTHER PAYMENTS TO SECURITIES DEALERS


The payments described below may be made to Securities Dealers who initiate and are responsible for Class II purchases and certain Class I purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1.  Class II purchases - up to 1% of the purchase price.

2. Class I purchases of $1 million or more - up to 0.75% of the amount invested.

3. Class I purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1 or 2 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.




MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

If you own Class I shares, you may exchange into any of our money funds except Franklin Templeton Money Fund II ("Money Fund II"). Money Fund II is the only money fund exchange option available to Class II shareholders. Unlike our other money funds, shares of Money Fund II may not be purchased directly and no drafts (checks) may be written on Money Fund II accounts.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class II shares.


METHOD   STEPS TO FOLLOW
------------------------------------------------------------------------------
BY MAIL   1. Send us written instructions signed by all account owners


          2. Include any outstanding share certificates for the shares you want to exchange
------------------------------------------------------------------------------


BY PHONE  Call Shareholder Services or TeleFACTS(R)


          If you do not want the ability to exchange by phone to apply to your account, please let us know.
-------------------------------------------------------------


THROUGH YOUR DEALER  Call your investment representative
-----------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. See the discussion on Contingent Deferred Sales Charges below and under "How Do I Sell Shares?"

CONTINGENT DEFERRED SALES CHARGE - CLASS I. For accounts with Class I shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange Class I shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period.


CONTINGENT DEFERRED SALES CHARGE - CLASS II. For accounts with Class II shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund proportionately based on the amount of shares subject to a Contingent Deferred Sales Charge and the length of time the shares have been held. For example, suppose you own $1,000 in shares that have never been subject to a Contingent Deferred Sales Charge, such as shares from the reinvestment of dividends and capital gains ("free shares"), $2,000 in shares that are no longer subject to a Contingent Deferred Sales Charge because you have held them for longer than 18 months ("matured shares"), and $3,000 in shares that are still subject to a Contingent Deferred Sales Charge ("CDSC liable shares"). If you exchange $3,000 into a new fund, $500 will be exchanged from free shares, $1,000 from matured shares, and $1,500 from CDSC liable shares.


Likewise, CDSC liable shares purchased at different times will be exchanged into a new fund proportionately. For example, assume you purchased $1,000 in shares 3 months ago, 6 months ago, and 9 months ago. If you exchange $1,500 into a new fund, $500 will be exchanged from shares purchased at each of these three different times.

While Class II shares are exchanged proportionately, they are redeemed in the order purchased. In some cases, this means exchanged shares may be CDSC liable even though they would not be subject to a Contingent Deferred Sales Charge if they were sold. We believe the proportional method of exchanging Class II shares more closely reflects the expectations of Class II shareholders if shares are sold during the Contingency Period. The tax consequences of a sale or exchange are determined by the Code and not by the method used by the Fund to transfer shares.

If you exchange your Class II shares for shares of Money Fund II, the time your shares are held in that fund will count towards the completion of any Contingency Period.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

     o The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o  Currently, the Fund does not allow investments by Market Timers.


Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.


LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for Class I shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Class I shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for Class I shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

YOU MAY SELL (REDEEM) YOUR SHARES AT ANY TIME.

METHOD   STEPS TO FOLLOW
-----------------------------------------------------------------------------


BY MAIL          1. Send us written instructions signed by all account
                    owners. If you would like your redemption proceeds wired to a bank account, your instructions should include:

                        o The name, address and telephone number of the bank
                          where you want the proceeds sent


                        o Your bank account number

                        o The Federal Reserve ABA routing number

                        o If you are  using a  savings  and  loan or  credit
                          union, the name of the corresponding bank and the account number


                 2. Include any outstanding share certificates for the shares you are selling

                 3. Provide a signature guarantee if required


                 4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction
                    may have other requirements.
-------------------------------------------------------------------------------

By Phone Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.


                  Telephone requests will be accepted:

                  o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                  o If there are no share  certificates  issued for the shares you want to sell or you have already returned them to the Fund


                  o Unless the address on your account was changed by phone
                    within the last 15 days

                  If you do not want the ability to redeem by phone to apply to your account, please let us know.
-------------------------------------------------------------------------------


THROUGH YOUR DEALER  Call your investment representative
-----------------------------------------------------------------------------


We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


For Class I purchases, if you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional Class I investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. For any Class II purchase, a Contingent Deferred Sales Charge may apply if you sell the shares within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WAIVERS. We waive the Contingent Deferred Sales Charge for:

o Exchanges

o Account fees

o Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o Redemptions following the death of the shareholder or beneficial owner

o Redemptions through a systematic withdrawal plan set up before February 1,
  1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million in Class I shares, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge. Likewise, if you maintain an annual balance of $10,000 in Class II shares, $1,200 may be redeemed annually free of charge.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income daily and pays them monthly on or about the 20th day of the month. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.


Capital gains, if any, may be distributed twice a year, usually once in December and once after the end of the Fund's fiscal year.


Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of Class I and Class II.


Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:


1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the same class of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. If you own Class II shares, you may also reinvest your distributions in Class I shares of the Fund. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). If you own Class II shares, you may also direct your distributions to buy Class I shares of another Franklin Templeton Fund. Many shareholders find this a convenient way to diversify their investments.


3. RECEIVE DISTRIBUTIONS IN CASh - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers - Class I Only" under "Services to Help You Manage Your Account."

TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE SAME CLASS OF THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the reinvestment date for us to process the new option.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price for each class in many newspapers.


The Net Asset Value of all outstanding shares of each class is calculated on a pro rata basis. It is based on each class' proportionate participation in the Fund, determined by the value of the shares of each class. Each class, however, bears the Rule 12b-1 fees payable under its Rule 12b-1 plan. To calculate Net Asset Value per share of each class, the assets of each class are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares of the class outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.

THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price of the class you wish to purchase, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price of each class is based on the Net Asset Value per share of the class and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.


The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o Your name,

o The Fund's name,

o The class of shares,

o A description of the request,


o For exchanges, the name of the fund you are exchanging into,


o Your account number,

o The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,


4) We receive instructions from an agent, not the registered owners,


5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS

When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.


JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, ALL owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT   DOCUMENTS REQUIRED
----------------------------------------------------------------------------
CORPORATION   Corporate Resolution
------------------------------------------------------------------------------

PARTNERSHIP   1. The pages from the partnership agreement that identify the general partners, or

              2. A certification for a partnership agreement
------------------------------------------------------------------------------

TRUST         1. The pages from the trust document that identify the trustees,
                 or

              2. A certification for trust
------------------------------------------------------------------------------

STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.


IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer identification number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.


AUTOMATIC PAYROLL DEDUCTION - CLASS I ONLY

You may have money transferred from your paycheck to the Fund to buy additional Class I shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.


If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers - Class I Only" below.


You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.


ELECTRONIC FUND TRANSFERS - CLASS I ONLY


You may choose to have dividend and capital gain distributions from Class I shares of the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o obtain information about your account;

o obtain price and performance information about any Franklin Templeton Fund;

o exchange shares between identically registered Franklin accounts; and

o request duplicate statements and deposit slips for Franklin accounts.

You will need the code number for each class to use TeleFACTS(R). The code numbers are as follows:


                                    CODE NUMBER
FUND                                CLASS I  CLASS II
----------------------------------------------------------------------------
Arizona Fund                        126        226
Colorado Fund                       127        227
Connecticut Fund                    166        266
High Yield Fund                     130        230
Indiana Fund                        167         -
Michigan Fund                       179         -
New Jersey Fund                     171        271
Oregon Fund                         161        261
Pennsylvania Fund                   129        229
Puerto Rico Fund                    123        223


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.

o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.

INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. Investment Advisory is located at 16 South Main Street, Suite 303, Norwalk, Connecticut 06854. You may also contact us by phone at one of the numbers listed below.


                                             HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME            TELEPHONE NO.    (MONDAY THROUGH FRIDAY)
----------------------------------------------------------------------------
Shareholder Services       1-800/632-2301   5:30 a.m. to 5:00 p.m.
Dealer Services            1-800/524-4040   5:30 a.m. to 5:00 p.m.
Fund Information           1-800/DIAL BEN   5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236) 6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services   1-800/527-2020   5:30 a.m. to 5:00 p.m.
Institutional Services     1-800/321-8563   6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)     1-800/851-0637   5:30 a.m. to 5:00 p.m.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.



GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISERS - Franklin Advisers, Inc., the investment manager of each of the Funds except the Connecticut Fund.

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Each Fund, except the Indiana and Michigan Funds, offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Indiana and Michigan Funds are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTMENT ADVISORY - Franklin Investment Advisory Services, Inc., the Connecticut Fund's investment manager


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation

NYSE - New York Stock Exchange



OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II.



RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system



U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDICES

DESCRIPTION OF RATINGS

MUNICIPAL BOND RATINGS

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

Note: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

MUNICIPAL NOTE RATINGS

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


STATE RISK FACTORS





The information provided below is based on information from independent municipal credit reports and other historically reliable information available to the Fund as of the date of this prospectus. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities in the Fund's respective state or territory to meet their debt obligations or the economic or political conditions within the state or territory. The information has not been independently verified by the Fund. For more information about the economy of the Fund's respective state or territory, please see "Appendices - State Risk Factors" in the SAI.

ARIZONA

A cost of living below the national average and competitive wage rates have attracted people and businesses to Arizona, especially from California. As a result, Arizona's population grew by more than 15% during the first half of the 1990s. Although population growth is expected to remain above-average, the rate of growth may decline as a result of California's economic recovery and thus less migration from that state. Employment growth has also been strong, ranking in the top ten in recent years. Driven recently by gains in the high-tech manufacturing and export sectors, employment growth is expected to remain solid over the long-term.

Under its constitution, Arizona is not allowed to issue general obligation debt. Thus, gross state debt levels have remained moderate. Despite periods of financial stress during the 1980s and early 1990s, the state's financial outlook is generally considered stable. The effect of various tax cuts on the state's budget, especially if the economy slows, are unknown and may create uncertainties in future years.

COLORADO

During the 1980s, Colorado's economy was dependent on its energy sector. As a result, the state suffered a sharp economic downturn when the energy sector declined in the mid-to-late 1980s. Since 1991, growth in the services, trade and government sectors has improved Colorado's economic diversification. Growth in these areas, as well as in construction and high technology sectors, has also helped to offset job losses caused by military base closings and the decline of the state's mining industry. Population and income levels have also grown since 1991, often exceeding national trends. This growth is expected to continue, although at a slower rate.

Colorado's strong economy has improved the state's financial position. During the past three years, revenue growth has exceeded projections, primarily in the areas of sales and income tax collections. These factors, together with the state's relatively low debt ratios, should help the state's credit quality remain stable.

CONNECTICUT

Connecticut has been slower to recover from the national recession of the early 1990s than most other states. In recent years, Connecticut's economy has been weak and has lagged both national and regional economic performance. The state's debt load has been heavy and the state has been unable to make any significant or consistent progress towards reducing its large accumulated deficit.
Over the past year, however, Connecticut has begun to show some signs of progress.

The difference between Connecticut's economic growth rate and that of the nation, as measured by job gains and personal income growth, has narrowed. In January 1997, the state's growth in non-farm jobs was up 1% from the same time a year ago, although still below the national growth rate of 2.2%. Connecticut's growth industries have included technology, business services and communications. Losses in the higher-paying manufacturing and financial, insurance and real estate sectors have been replaced by lower-paying jobs in tourism and related service sectors. This has resulted in a slight decline in the state's income relative to the nation, although the state has remained the richest state in the U.S. with per capita income at 133% of the national average. Despite an increase in the size of its labor force, unemployment rates have also compared favorably to the nation and were recently at there lowest rate in six years.

The state ended fiscal 1996 with its fifth consecutive surplus and was able to reduce its accumulated general fund deficit from $496 million to $399 million. Over the long-term, however, progress in its deficit reduction has been slow, considering the deficit was $477 million at the end of fiscal 1992.

INDIANA

Indiana's economy has been relatively volatile, with cyclical tax and employment bases. During the early to mid-1980's, the state's economy was heavily dependent on its historically dominant manufacturing sector, particularly the steel and automobile sectors. This dependence on durable manufacturing led to increased economic volatility during the first half of the 1980s. Companies within Indiana's manufacturing sector have been downsizing and restructuring over the past fifteen years, which may help reduce Indiana's vulnerability to manufacturing-based recessions. Nonetheless, Indiana's manufacturing sector recently accounted for 23% of the labor force, the second highest percentage among the fifty states.

During the last four years, Indiana's income and employment growth has exceeded most other states in the Great Lakes region. Indiana's important manufacturing sector has also experienced positive growth in recent years, helping to support growth in the trade and service sectors. Its central location, competitive cost of living and business costs, and extensive transportation network have combined to make Indiana a low-cost alternative for various service and back-office operations. Airport expansion projects and the construction of a $1 billion United Airlines maintenance facility have contributed to the emergence of Indiana as a transportation and distribution hub.

MICHIGAN

Michigan's economy has continued to rely on national economic trends, especially the demand for durable goods. Its economic base is dependent on its manufacturing sector, which accounts for more than 33% of the state's total personal income. While this sector has been strong since the end of the national recession in the early 1990s, the state's reliance on manufacturing has made its economy potentially more volatile than the economies of more diverse states. While Michigan fared better during the last economic slowdown than in prior slowdowns, its employment losses were more severe than those of the region or nation. Michigan's losses were mostly due to its significant dependence on transportation equipment and related durable goods manufacturing. In recent years, Michigan has made some improvements in the diversity of its economy, with strong growth in its services sector.

Michigan's fiscal position has improved steadily, prompting S&P to revise the state's outlook from negative to stable in March 1994. As of March 1997, S&P still considered Michigan's outlook to be stable. Tighter budget controls and the positive effect on revenues of the state's strong economy has allowed the state to replenish its reserves, which had been severely depleted during the early 1990s.

NEW JERSEY

While New Jersey has one of the most diverse economies in the nation, its recovery from the recent recession has been slower than the national average. The recession hit especially hard in New Jersey, with significant layoffs in manufacturing and construction leading to the elimination of 6.3% of the state's jobs. Since the recession, the economy has improved, although job and income growth have continued to lag the rest of the nation. Growth has been strongest in the service sector, while pharmaceuticals, communications, and public utilities have continued to decline. Recently, nonagricultural employment levels were at their highest since 1990, although still 25% below their prerecession peak.

Some of the largest commercial and industrial firms in the U.S. are headquartered in New Jersey, as its lower taxes and other business costs make it an attractive alternative to New York City. With new corporate mergers and downsizing, however, economic growth in New Jersey is expected to remain slow to moderate over the next several years. While personal income growth has been slower than at the national level, New Jersey has remained one of the wealthiest states, ranking second in per capita income to Connecticut.

OREGON

Over the past eight years, Oregon's rates of growth in per capita income, population and employment have all exceeded the national average. The state's economy has continued to diversify, with less dependence on the timber industry and more emphasis on services. Recently, the service sector accounted for 25.9% of total non-farm employment and much of the state's employment growth. Hi-tech manufacturing, especially semi-conductors, and housing construction spurred by significant immigration, primarily from California, have also contributed to the state's growth.

Oregon's growth is expected to continue, although at a slower pace. Future growth is dependent on the continued strength of the national economy, as well as the strength of the state's hi-tech industries. Economic growth may be hampered, however, by an improving economy in California, as well as Oregon's rising labor and housing costs.

The strength of Oregon's economy has helped the state maintain positive financial results. Recently, however, voters approved two initiatives limiting property taxes. The full implementation of these initiatives may create fiscal pressures going forward.

PENNSYLVANIA

While Pennsylvania's economy has been recovering from the recession of the early 1990s, its rate of growth has remained below the national average. Between 1990 and 1995, non-farm jobs grew an average of 0.3% per year in Pennsylvania, while growth at the national level was 1.4%. For the year ending January 1997, non-farm job growth in Pennsylvania improved to a rate of 0.7%, compared to the national rate of 2.2% for the same period. Important sectors of Pennsylvania's economy, such as telecommunications, health care and defense contracting, have recently experienced consolidations, layoffs and cost-cutting measures. In general, the Northeast has been the slowest growing region in the U.S.

Despite its slow economic growth, Pennsylvania's outlook is considered stable. The state's debt levels have been relatively moderate, only slightly above national medians. Over the next two years, the state may need to address some outstanding litigation issues, including possible changes in the funding of the state's school system and the state's judicial system, which is currently funded at the county level.

PUERTO RICO

Puerto Rico's economy has relied heavily on the U.S. mainland's economy. Since 1991-1992 when growth was less than 1%, Puerto Rico has experienced an economic turnaround similar to the turnaround of the overall U.S. economy. Over the past four years, Puerto Rico's GNP has grown by an average of 3.1%. Employment has likewise grown by an average of almost 4% over the last two years. Areas of growth within Puerto Rico's economy have included construction, trade and services, which recently accounted for more than 50% of the employment base, and tourism. Manufacturing has been a large part of the economy, especially pharmaceutical production, recently accounting for 41% of Puerto Rico's GNP and 15% of its employment base.

Puerto Rico's economy may face challenges in the near future with Congress' passage of a bill eliminating Section 936 of the Code. This Code section gives certain U.S. corporations operating in Puerto Rico significant tax advantages. These incentives have helped considerably with the economic growth of Puerto Rico, especially with the development of Puerto Rico's manufacturing sector. U.S. firms benefiting from these incentives have provided a large portion of Puerto Rico's revenues, employment and deposits in local financial institutions. Fortunately, the elimination of Section 936 is scheduled to occur over a ten year phase-out period. This is expected to give Puerto Rico sufficient time to lessen the potentially negative effects of the elimination of Section 936.


PROSPECTUS & APPLICATION

FRANKLIN FEDERAL
INTERMEDIATE-TERM
TAX-FREE INCOME FUND
TRUST


INVESTMENT STRATEGY
TAX-FREE INCOME

JULY 1, 1997

FRANKLIN TAX-FREE TRUST

THIS PROSPECTUS DESCRIBES THE FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND (THE "FUND"). IT CONTAINS INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE FUND. PLEASE KEEP IT FOR FUTURE REFERENCE.

THE FUND HAS A STATEMENT OF ADDITIONAL INFORMATION ("SAI"), DATED JULY 1, 1997, WHICH MAY BE AMENDED FROM TIME TO TIME. IT INCLUDES MORE INFORMATION ABOUT THE FUND'S PROCEDURES AND POLICIES. IT HAS BEEN FILED WITH THE SEC AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. FOR A FREE COPY OR A LARGER PRINT VERSION OF THIS PROSPECTUS, CALL 1-800/DIAL BEN OR WRITE THE FUND AT ITS ADDRESS.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.


FRANKLIN
FEDERAL
INTERMEDIATE- TERM TAX-FREE
INCOME FUND


JULY 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

TABLE OF CONTENTS

ABOUT THE FUND

Expense Summary ..............                        2

Financial Highlights .........                        3

How does the Fund Invest its Assets?                  3

What are the Fund's Potential Risks?                  7

Who Manages the Fund? ........                        8

How does the Fund Measure Performance?               10

How Taxation Affects the Fund and
 its Shareholders ............                       10

How is the Trust Organized? ..                       13

ABOUT YOUR ACCOUNT

How Do I Buy Shares? .........                       14

May I Exchange Shares for Shares of
 Another Fund? ...............                       18

How Do I Sell Shares? ........                       19

What Distributions Might I Receive
 from the Fund? ..............                       22

Transaction Procedures and Special
 Requirements ................                       23

Services to Help You Manage Your Account             27

What If I Have Questions About My Account?           29


GLOSSARY

Useful Terms and Definitions..                       30


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/DIAL BEN

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended February 28, 1997. The Fund's actual expenses may vary.

A.    SHAREHOLDER TRANSACTION EXPENSES+

      Maximum Sales Charge Imposed on Purchases
      (as a percentage of Offering Price)                2.25%++
      Deferred Sales Charge                              None+++

B.    ANNUAL FUND OPERATING EXPENSES
      (AS A PERCENTAGE OF AVERAGE NET ASSETS)

      Management Fees                                    0.63%*
      Rule 12b-1 Fees                                    0.09%**
      Other Expenses                                     0.12%
                                                         ------
      Total Fund Operating Expenses                      0.84%*
                                                         =======

C.    EXAMPLE

      Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

      1 YEAR       3 YEARS       5 YEARS      10 YEARS
      ------------------------------------------------
       $31***        $49           $68          $124

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. THE FUND PAYS ITS OPERATING EXPENSES. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

++There is no front-end sales charge if you invest $1 million or more.

+++A Contingent Deferred Sales Charge of 1% may apply to purchases of $1 million or more if you sell the shares within one year. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.

*For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.47% and total Fund operating expenses were 0.68%.

**These fees may not exceed 0.10%. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.

***Assumes a Contingent Deferred Sales Charge will not apply.

FINANCIAL HIGHLIGHTS

This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended February
28, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Fund Information.


YEAR ENDED FEB. 28                               1997          1996          1995          1994          1993*
-------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
Net Asset Value at Beginning of Period           $10.95        $10.48        $10.80        $10.54        $10.00
                                                 ------------------------------------------------------------------

Net Investment Income                               .55           .55           .54           .52           .14

Net Realized & Unrealized Gain (Loss)
 on Securities                                     (.007)         .468         (.331)         .289          .499
                                                 ------------------------------------------------------------------

Total From Investment Operations                    .543         1.018          .209          .809          .639
                                                 ==================================================================

Distributions From Net Investment Income           (.553)        (.548)        (.529)        (.549)        (.099)

Total Distributions                                (.553)        (.548)        (.529)        (.549)        (.099)
                                                 ------------------------------------------------------------------

Net Asset Value at End of Period                 $10.94        $10.95        $10.48        $10.80        $10.54
                                                 ------------------------------------------------------------------

Total Return+                                      5.12%         9.93%         (.20)%        7.82%        14.77%**

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)           $104,715      $85,967       $73,977       $67,603       $9,192

Ratio of Expenses to Average
 Net Assets++                                       .68%          .65%          .56%          .30%           -

Ratio of Net Investment Income
 to Average Net Assets                             5.16%         5.12%         5.25%         4.93%         5.49%**

Portfolio Turnover Rate                           22.54%         3.35%        38.46%        28.76%        22.54%


*For the period September 21, 1992 (effective date) to February 28, 1993.

**Annualized.

+Total return measures the change in value of an investment over the periods indicated. It is not annualized, except where indicated. It does not include the maximum front-end sales charge or the Contingent Deferred Sales Charge and assumes reinvestment of dividends and capital gains at Net Asset Value.

++For the periods indicated, Advisers agreed in advance to limit its management fees and to make certain payments to reduce the Fund's expenses. Had such action not been taken, the ratio of expenses to average net assets would have been as follows:

               RATIO OF EXPENSES
             TO AVERAGE NET ASSETS
----------------------------------

1993*                1.60%**
1994                 0.89
1995                 0.84
1996                 0.85
1997                 0.84

HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes, including the individual alternative minimum tax, as is consistent with prudent investing, while seeking preservation of shareholders' capital. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's objective will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

The Fund attempts to invest 100% and, as a matter of fundamental policy, will invest at least 80% of its total assets in securities that pay interest exempt from federal income taxes, including the alternative minimum tax. It is possible, although not anticipated, that up to 20% of the Fund's total assets could be in taxable obligations.

The Fund maintains a dollar-weighted average portfolio maturity of three to ten years and invests primarily in investment grade securities. Investment grade securities are securities rated in one of the four highest rating categories of a nationally recognized rating service, such as Moody's, S&P or Fitch, and also include unrated securities that Advisers considers comparable in quality to securities that have been rated investment grade. The four highest rating categories are Aaa, Aa, A and Baa for Moody's and AAA, AA, A and BBB for both S&P and Fitch. Although securities rated in the fourth highest rating category are considered investment grade, they are generally more vulnerable to adverse economic conditions than securities rated in the three highest categories and are considered to have some speculative characteristics. If the rating services lower the rating on a security in the Fund's portfolio, the Fund will consider this change in its evaluation of the security's overall investment merits. A change in a security's rating, however, does not automatically require the Fund to sell the security. For a description of the various rating categories, please see "Appendix - Description of Ratings" in the SAI.

When determining whether securities are consistent with the Fund's investment objective and policies and thereafter when determining an issuer's comparative credit rating, Advisers considers the terms of an offering and various other factors. Advisers may, among other things, (i) interview representatives of the issuer at its offices; (ii) tour and inspect the physical facilities of the issuer to evaluate the issuer and its operations; (iii) analyze the issuer's financial and credit position, including all appropriate ratios; and (iv) compare other similar securities offerings to the issuer's proposed offering.

Under normal market conditions, the Fund invests its assets as described above. For temporary defensive purposes, however, the Fund may invest up to 100% of its total assets in taxable obligations, including (i) commercial paper rated at least P-1 by Moody's, A-1 by S&P, or F-1 by Fitch; or (ii) obligations issued or guaranteed by the full faith and credit of the U.S. government.

MUNICIPAL SECURITIES. Municipal securities are obligations that pay interest exempt from federal income tax and that are issued by or on behalf of states, territories or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies or instrumentalities. An opinion as to the tax-exempt status of a municipal security is generally given to the issuer by the issuer's bond counsel when the security is issued.

Municipal securities are issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities.

The Fund may invest more than 25% of its assets in municipal securities in particular market segments, including, but not limited to, hospital revenue bonds, housing agency bonds, tax-exempt industrial development revenue bonds, transportation bonds, or pollution control revenue bonds. An economic, business, political or other change that affects one security may also affect other securities in the same market segment, thereby potentially increasing market risk. Examples of changes that may affect certain market segments include proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs for the projects.

FLOATING AND VARIABLE RATE OBLIGATIONS. The Fund may buy floating and variable rate obligations. The interest rates on these obligations are not fixed, but vary with changes in prevailing market rates on predesignated dates. The Fund may also invest in floating or variable rate demand notes ("VRDNs"). VRDNs carry a demand feature that allows the Fund to tender the obligation back to the issuer or a third party before maturity, at par value plus accrued interest, according to the terms of the obligation. Although it is not a put option in the usual sense, the demand feature is sometimes known as a "put". Frequently, VRDNs are secured by letters of credit or other credit support arrangements. The Fund limits its purchase of floating and variable rate obligations to those that are investment grade.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). COPs are widely used by state and local governments to finance the purchase of property and function much like installment purchase agreements. COPs are created when long-term lease revenue obligations are issued by a governmental corporation to pay for the acquisition of property or facilities. The property or facilities acquired are then leased to a municipality and the lease payments are used to repay interest and principal on the obligations issued to buy the property. After all of the lease payments have been made according to the terms of the lease, the municipality gains ownership of the property for a nominal sum. This lease format is generally not subject to constitutional limitations on the issuance of state debt. Thus, COPs may enable a governmental issuer to increase government liabilities beyond constitutional debt limits.

CALLABLE BONDS. The Fund may buy and hold callable municipal bonds. Callable bonds have a provision in their indenture allowing the issuer to redeem the bonds before their maturity dates at a specified price. This price typically reflects a premium over the bonds' original issue price. Callable bonds generally have call protection, that is, a period of time when the bonds may not be called. This period usually lasts for five to ten years. An issuer may generally be expected to call its bonds, or a portion of them, during periods of declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the proceeds of a bond called under these circumstances are reinvested, the result may be a lower overall yield due to lower current interest rates. If the purchase price of the bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Fund, depending on the price at which the bonds were redeemed. Notwithstanding the call feature, an investment in callable bonds is subject to the Fund's policy of maintaining a dollar-weighted average portfolio maturity of three to ten years.

OTHER INVESTMENT POLICIES OF THE FUND

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may buy and sell municipal securities on a "when-issued" and "delayed delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. Although the Fund will generally buy municipal securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if it is deemed advisable. When the Fund is the buyer, it will maintain cash or liquid securities, with an aggregate value equal to the amount of its purchase commitments, in a segregated account with its custodian bank until payment is made. The Fund will not engage in when-issued and delayed delivery transactions for investment leverage purposes.

BORROWING. The Fund may borrow up to 5% of its total assets from banks for temporary or emergency purposes. Although the Fund does not currently intend to do so, the Fund may also lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan.

ILLIQUID INVESTMENTS. The Fund's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Fund has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?


The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of Fund shares may also change with movements in the bond market as a whole.


Yields on municipal securities vary, depending on a variety of factors. These include the general condition of the financial and municipal securities markets, the size of a particular offering, the credit rating of the issuer and the maturity of the obligation. Generally, municipal securities with longer maturities produce higher current yields than municipal securities with shorter maturities. Prices of longer-term securities, however, typically fluctuate more than those of shorter-term securities due to changes in interest rates, tax laws and other general market conditions. Lower-quality municipal securities also generally produce higher yields than higher-quality municipal securities. Lower-quality securities, however, generally have a higher degree of risk associated with the issuer's ability to make timely principal and interest payments.

NONAPPROPRIATION RISK OF COPS. A feature that distinguishes COPs from more traditional forms of municipal debt is the "nonappropriation" clause in the lease. A nonappropriation clause allows the municipality to terminate the lease annually without penalty if the municipality's appropriating body does not allocate the necessary funds. Local administrations, when faced with increasingly tight budgets, have more discretion to curtail payments under COPs than they do to curtail payments on traditionally funded debt obligations. If the municipality does not appropriate sufficient monies to make lease payments, the lessor or its agent is typically entitled to repossess the property. The private sector value of the property may be more or less than the amount the municipality was paying.

While the risk of nonappropriation is inherent to COPs financing, the Fund believes that this risk may be reduced, although not eliminated, by its policy of investing only in investment grade COPs. When assessing the risk of nonappropriation, the rating services and Advisers consider, among other factors, the issuing municipality's credit rating, how essential the leased property is to the municipality, and the term of the lease compared to the useful life of the leased property. While there is no limit as to the amount of assets that the Fund may invest in COPs, as of February 28, 1997, 14.68% of the Fund's net assets was in COPs or other municipal leases.

CREDIT AND MARKET RISK. Credit risk is a function of the ability of an issuer of a municipal security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a municipal security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a municipal security caused by changes in general economic and interest rate conditions that affect the market as a whole.

INTEREST RATE RISK. Changes in interest rates will affect the value of the Fund's portfolio and its share price. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable.

NON-DIVERSIFICATION RISK. The Fund is a non-diversified series of Franklin Tax-Free Trust (the "Trust"). Under federal securities laws, this means the Fund is not subject to any restrictions on the amount of its assets that it may invest in one or more issuers. An investment in the Fund may involve more risk than an investment in a fund that may not concentrate its investments in one or relatively few issuers. These risks include increased susceptibility to adverse economic or regulatory developments. Please see "Investment Restrictions" in the SAI for the diversification requirements the Fund intends to meet in order to qualify as a regulated investment company under the Code.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.


INVESTMENT MANAGER Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $191 billion in assets, including $44 billion in the municipal securities market. Please see "Investment Management and Other
Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM The team responsible for the day-to-day management of the Fund's portfolio is: Mr. Kenny since 1994, Mr. Schubert since 1996, and Ms. Amoroso since 1997.


Thomas Kenny
Senior Vice President of Advisers


Mr. Kenny has been responsible for portfolio recommendations and decisions of all series of the Trust since August 1994. Mr. Kenny is the Director of Franklin's Municipal Bond Department. He holds a Master of Science degree in Finance from Golden Gate University and a Bachelor of Arts degree in Business and Economics from the University of California at Santa Barbara. Mr. Kenny joined the Franklin Templeton Group in 1986. He is a member of several municipal securities industry-related committees and associations.

Robert Schubert
Vice President of Advisers

Mr. Schubert attended Farleigh Dickenson University and has been in the securities industry since 1960. He joined the Franklin Templeton Group in 1989. Before joining the Franklin Templeton Group, he managed the bond department for First Equity Corporation of Florida. He is a member of several securities industry-related associations.

Sheila Amoroso
Vice President of Advisers

Ms. Amoroso holds a Bachelor of Science degree from San Francisco State University. She joined the Franklin Templeton Group in 1986. She is a member of several securities industry-related committees and associations.

MANAGEMENT FEES. During the fiscal year ended February 28, 1997, management fees, before any advance waiver, totaled 0.63% and operating expenses, before any advance waiver, totaled 0.84% of the average net assets of the Fund. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling 0.47% and operating expenses totaling 0.68%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" in the SAI for more information.

THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.10% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after certain purchases made without a sales charge, Distributors may keep the Rule 12b-1 fees associated with the purchase. For more information, please see "The Fund's Underwriter" in the SAI.

HOW DOES THE FUND MEASURE PERFORMANCE?

From time to time, the Fund advertises its performance. The more commonly used measures of performance are total return, current yield and current distribution rate. The Fund may also advertise its taxable-equivalent yield and distribution rate. Performance figures are usually calculated using the maximum sales charge, but certain figures may not include the sales charge.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by the Fund. The current distribution rate shows the dividends or distributions paid to shareholders by the Fund. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund. The taxable-equivalent yield and distribution rate show the before-tax yield or distribution rate that would have to be earned from a taxable investment to equal the Fund's yield or distribution rate, assuming one or more tax rates.

The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.

By meeting certain requirements of the Code, the Fund has qualified and continues to qualify to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax for you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of your state of residence or its political subdivisions, from interest on direct obligations of the federal government, or from interest on U.S. territorial obligations, including Puerto Rico, the U.S. Virgin Islands or Guam, they may also be exempt from personal income tax in your state.

To the extent dividends are derived from taxable income from temporary investments, including the discount from certain stripped obligations or their coupons or income from securities loans or other taxable transactions, from the excess of net short-term capital gain over net long-term capital loss, or from ordinary income derived from the sale or disposition of bonds purchased with market discount after April 30, 1993, they are treated as ordinary income whether you have elected to receive them in cash or in additional shares.

From time to time, the Fund may buy a tax-exempt obligation with market discount; that is, for a price that is less than the principal amount of the bond, or for a price that is less than the principal amount of the bond where the bond was issued with original issue discount, and such market discount exceeds a de minimis amount. For obligations purchased after April 30, 1993, a portion of the gain (not to exceed the accrued portion of market discount as of the time of sale or disposition) is treated as ordinary income rather than capital gain. Any distribution by the Fund of such market discount income will be taxable as ordinary income. In any fiscal year, the Fund may elect not to distribute its taxable ordinary income and, instead, to pay federal income or excise taxes on this income at the Fund level. The amount of such distributions, if any, is expected to be small.

Pursuant to the Code, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January will be treated, for tax purposes, as if received by you on December 31 of the calendar year in which they are declared.

The Fund may derive capital gains and losses in connection with sales of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gain will be taxable to you as long-term capital gain, regardless of the length of time you have owned Fund shares and regardless of whether such distributions are received in cash or in additional shares.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be disallowed to the extent of any exempt-interest dividends received with respect to such shares and will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

All or a portion of any loss that you realize when you redeem Fund shares will be disallowed to the extent that you purchase other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to the tax basis that you receive in the purchase of your new shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of the Fund's distributions is eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of such dividends and distributions, including the portion of the dividends on an average basis that is taxable income or interest income that is a tax preference item under the federal alternative minimum tax. If you have not held shares of the Fund for a full calendar year, you may have designated as tax-exempt or as tax preference income a percentage of income that is not equal to the actual amount of tax-exempt or tax preference income earned during the period of your investment in the Fund.

The interest on bonds issued to finance public purpose state and local government operations is generally tax-exempt. Interest on certain private activity bonds, while still tax-exempt for regular income tax reporting, is a preference item in determining if you are subject to the alternative minimum tax, and could subject you to, or increase your liability for, federal and, in some states, state alternative minimum taxes. Corporate shareholders are subject to special rules.

Consistent with its investment objective, the Fund may buy private activity bonds if, in Advisers' opinion, the bonds represent the most attractive investment opportunity then available to the Fund. For the fiscal year ended February 28, 1997, the Fund derived 13.13% of its income from bonds, the interest on which is a preference item subject to the federal alternative minimum tax for certain investors.

Exempt-interest dividends of the Fund, although exempt from regular federal income tax, are includable in the tax base for determining the extent to which a shareholder's social security or railroad retirement benefits will be subject to regular federal income tax. You are required to disclose the receipt of tax-exempt interest on your federal income tax returns.

Interest on indebtedness incurred (directly or indirectly) by you to buy or carry Fund shares may not be fully deductible for federal income tax purposes. You should consult with your personal tax advisor on the deductibility of this interest.

You should also consult your tax advisor to determine whether other state or local income or intangible taxes will apply to your investment in the Fund or to distributions or redemption proceeds received from the Fund. For example, distributions attributable to interest received from, or capital gain derived from the disposition of, obligations of a given state or its political subdivisions may be exempt from income taxes in that state.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes on distributions received by you from the Fund and the application of foreign tax laws to these distributions.

HOW IS THE TRUST ORGANIZED?

The Fund is a non-diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust in September 1984, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series and classes of shares may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


To open your account, contact your investment representative or complete and sign the enclosed shareholder application and return it to the Fund with your check. CURRENTLY, THE FUND DOES NOT ALLOW INVESTMENTS BY MARKET TIMERS.


                                 MINIMUM
                               INVESTMENTS*
-------------------------------------------
To Open Your Account            $100
To Add to Your Account          $ 25


*We may refuse any order to buy shares.

SALES CHARGE REDUCTIONS AND WAIVERS

- IF YOU QUALIFY TO BUY SHARES UNDER ONE OF THE SALES CHARGE REDUCTION OR WAIVER CATEGORIES DESCRIBED BELOW, PLEASE INCLUDE A WRITTEN STATEMENT WITH EACH PURCHASE ORDER EXPLAINING WHICH PRIVILEGE APPLIES. If you don't include this statement, we cannot guarantee that you will receive the sales charge reduction or waiver.


QUANTITY DISCOUNTS. The sales charge you pay depends on the dollar amount you invest, as shown in the table below.

                                         TOTAL SALES CHARGE
                                         AS A PERCENTAGE OF      AMOUNT PAID
                                       ----------------------   TO DEALER AS A
AMOUNT OF PURCHASE                     OFFERING    NET AMOUNT   PERCENTAGE OF
AT OFFERING PRICE                       PRICE       INVESTED    OFFERING PRICE
--------------------------------------------------------------------------------
Under $100,000                          2.25%        2.30%         2.00%
$100,000 but less than $250,000         1.75%        1.78%         1.50%
$250,000 but less than $500,000         1.25%        1.26%         1.00%
$500,000 but less than $1,000,000       1.00%        1.01%         0.85%
$1,000,000 or more*                     None         None          None


*If you invest $1 million or more, a Contingent Deferred Sales Charge may be imposed on an early redemption. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

CUMULATIVE QUANTITY DISCOUNTS. To determine if you may pay a reduced sales charge, the amount of your current purchase is added to the cost or current value, whichever is higher, of your existing shares in the Franklin Templeton Funds, as well as those of your spouse, children under the age of 21 and grandchildren under the age of 21. If you are the sole owner of a company, you may also add any company accounts, including retirement plan accounts.


LETTER OF INTENT. You may buy shares at a reduced sales charge by completing the Letter of Intent section of the shareholder application. A Letter of Intent is a commitment by you to invest a specified dollar amount during a 13 month period. The amount you agree to invest determines the sales charge you pay.

BY COMPLETING THE LETTER OF INTENT SECTION OF THE SHAREHOLDER APPLICATION, YOU ACKNOWLEDGE AND AGREE TO THE FOLLOWING:

o You authorize Distributors to reserve 5% of your total intended purchase in Fund shares registered in your name until you fulfill your Letter.

o You give Distributors a security interest in the reserved shares and appoint Distributors as attorney-in-fact.

o Distributors may sell any or all of the reserved shares to cover any additional sales charge if you do not fulfill the terms of the Letter.

o Although you may exchange your shares, you may not sell reserved shares until you complete the Letter or pay the higher sales charge.

Your periodic statements will include the reserved shares in the total shares you own. We will pay or reinvest dividend and capital gain distributions on the reserved shares as you direct.

If you would like more information about the Letter of Intent privilege, please see "How Do I Buy, Sell and Exchange Shares? - Letter of Intent" in the SAI or call Shareholder Services.


GROUP PURCHASES. If you are a member of a qualified group, you may buy Fund shares at a reduced sales charge that applies to the group as a whole. The sales charge is based on the combined dollar value of the group members' existing investments, plus the amount of the current purchase.


A qualified group is one that:

o    Was formed at least six months ago,

o    Has a purpose other than buying Fund shares at a discount,

o    Has more than 10 members,

o    Can arrange for meetings between our representatives and group members,


o Agrees to include Franklin Templeton Fund sales and other materials in publications and mailings to its members at reduced or no cost to Distributors,


o Agrees to arrange for payroll deduction or other bulk transmission of investments to the Fund, and

o Meets other uniform criteria that allow Distributors to achieve cost savings in distributing shares.


SALES CHARGE WAIVERS. The Fund's front-end sales charge and Contingent Deferred Sales Charge do not apply to certain purchases. For waiver categories 1 or 2 below: (i) the distributions or payments must be reinvested within 365 days of their payment date, and (ii) the distributions may be from either Class I or Class II shares of a fund.

The Fund's sales charges do not apply if you are buying shares with money from the following sources:

1. Dividend and capital gain distributions from any Franklin Templeton Fund or a real estate investment trust (REIT) sponsored or advised by Franklin Properties, Inc.

2. Annuity payments received under either an annuity option or from death benefit proceeds, only if the annuity contract offers as an investment option the Franklin Valuemark Funds, the Templeton Variable Annuity Fund, the Templeton Variable Products Series Fund, or the Franklin Government Securities Trust. You should contact your tax advisor for information on any tax consequences that may apply.


3.   Redemptions from any Franklin Templeton Fund if you:

o    Originally paid a sales charge on the shares,

o    Reinvest the money within 365 days of the redemption date, and

o    Reinvest the money in the SAME CLASS of shares.


     An  exchange  is not  considered  a  redemption  for  this  privilege.  The
     Contingent Deferred Sales Charge will not be waived if the shares were subject to a Contingent Deferred Sales Charge when sold. We will credit your account in shares, at the current value, in proportion to the amount reinvested for any Contingent Deferred Sales Charge paid in connection with the earlier redemption, but a new Contingency Period will begin.


     If you immediately placed your redemption proceeds in a Franklin Bank CD, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover.




The Fund's sales charges also do not apply to purchases by:

4. Trust companies and bank trust departments agreeing to invest in Franklin Templeton Funds over a 13 month period at least $1 million of assets held in a fiduciary, agency, advisory, custodial or similar capacity and over which the trust companies and bank trust departments or other plan fiduciaries or participants, in the case of certain retirement plans, have full or shared investment discretion. We will accept orders for these accounts by mail accompanied by a check or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following the order.

5. An Eligible Governmental Authority. Please consult your legal and investment advisors to determine if an investment in the Fund is permissible and suitable for you and the effect, if any, of payments by the Fund on arbitrage rebate calculations.

6. Broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs

7. Registered Securities Dealers and their affiliates, for their investment accounts only

8. Current employees of Securities Dealers and their affiliates and their family members, as allowed by the internal policies of their employer

9. Officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies

10. Investment companies exchanging shares or selling assets pursuant to a merger, acquisition or exchange offer

11.  Accounts managed by the Franklin Templeton Group

12. Certain unit investment trusts and their holders reinvesting distributions from the trusts

OTHER PAYMENTS TO SECURITIES DEALERS

The payments described below may be made to Securities Dealers who initiate and are responsible for certain purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

1.   Purchases of $1 million or more - up to 0.75% of the amount invested.

2. Purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraph 1 above will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

METHOD         STEPS TO FOLLOW
--------------------------------------------------------------------------------

BY MAIL        1. Send us written instructions signed by all account owners

               2. Include any outstanding share certificates for the shares you want to exchange
-------------------------------------------------------------------------------
BY PHONE       Call Shareholder Services or TeleFACTS(R)

               - If you do not want the ability to exchange by phone to
                 apply to your account, please let us know.
-------------------------------------------------------------------------------
THROUGH YOUR
 DEALER        Call your investment representative
-------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?



You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.


CONTINGENT DEFERRED SALES CHARGE. We will not impose a Contingent Deferred Sales Charge when you exchange shares. Any shares subject to a Contingent Deferred Sales Charge at the time of exchange, however, will remain so in the new fund. For accounts with shares subject to a Contingent Deferred Sales Charge, shares are exchanged into the new fund in the order they were purchased. If you exchange shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. For more information about the Contingent Deferred Sales Charge, please see that section under "How Do I Sell Shares?"

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.

o The accounts must be identically registered. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. Please notify us in writing if you do not want this option to be available on your account. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

o    The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o    Currently, the Fund does not allow investments by Market Timers.


Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.

HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.

METHOD           STEPS TO FOLLOW
--------------------------------------------------------------------------------

By Mail          1. Send us written instructions signed by all account owners.
                    If you would like your redemption proceeds wired to a bank account, your instructions should include:

                    o The name, address and telephone number of the bank where you want the proceeds sent

                    o    Your bank account number

                    o    The Federal Reserve ABA routing number

                    o If you are using a savings and loan or credit union, the name of the corresponding bank and the account number

                 2. Include any outstanding  share  certificates  for the shares you are selling

                 3. Provide a signature guarantee if required

                 4. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.
--------------------------------------------------------------------------------
BY PHONE Call Shareholder Services. If you would like your redemption proceeds wired to a bank account, other than an escrow account, you must first sign up for the wire feature. To sign up, send us written instructions, with a signature guarantee. To avoid any delay in processing, the instructions should include the items listed in "By Mail" above.

                 Telephone requests will be accepted:

                 o If the request is $50,000 or less. Institutional accounts may exceed $50,000 by completing a separate agreement. Call Institutional Services to receive a copy.

                 o If there are no share certificates issued for the shares you want to sell or you have already returned them to the Fund

                 o Unless the address on your account was changed by phone within the last 15 days

                     - If you do not want the ability to redeem by phone to
                       apply to your account, please let us know.
--------------------------------------------------------------------------------
THROUGH YOUR
 DEALER          Call your investment representative
--------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. If you would like the check sent to an address other than the address of record or made payable to someone other than the registered owners on the account, send us written instructions signed by all account owners, with a signature guarantee. We are not able to receive or pay out cash in the form of currency.

The wiring of redemption proceeds is a special service that we make available whenever possible for redemption requests of $1,000 or more. If we receive your request in proper form before 1:00 p.m. Pacific time, your wire payment will be sent the next business day. For requests received in proper form after 1:00 p.m. Pacific time, the payment will be sent the second business day. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


If you did not pay a front-end sales charge because you invested $1 million or more or agreed to invest $1 million or more under a Letter of Intent, a Contingent Deferred Sales Charge may apply if you sell all or a part of your investment within the Contingency Period. Once you have invested $1 million or more, any additional investments you make without a sales charge may also be subject to a Contingent Deferred Sales Charge if they are sold within the Contingency Period. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.

Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WAIVERS. We waive the Contingent Deferred Sales Charge for:

o    Exchanges

o    Account fees

o    Sales of shares purchased pursuant to a sales charge waiver

o Redemptions by the Fund when an account falls below the minimum required account size

o    Redemptions following the death of the shareholder or beneficial owner

o    Redemptions through a systematic  withdrawal plan set up before February 1,
     1995


o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, at a rate of up to 1% a month of an account's Net Asset Value. For example, if you maintain an annual balance of $1 million, you can redeem up to $120,000 annually through a systematic withdrawal plan free of charge.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends from its net investment income daily and pays them monthly on or about the 20th day of the month. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.


Capital gains, if any, may be distributed twice a year, usually once in December and once after the end of the Fund's fiscal year.

Dividend payments are not guaranteed, are subject to the Board's discretion and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY FIXED RATE OF RETURN ON AN INVESTMENT IN ITS SHARES.


DISTRIBUTION OPTIONS

You may receive your distributions from the Fund in any of these ways:


1. BUY ADDITIONAL SHARES OF THE FUND - You may buy additional shares of the Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge) by reinvesting capital gain distributions, or both dividend and capital gain distributions. This is a convenient way to accumulate additional shares and maintain or increase your earnings base.

2. BUY SHARES OF OTHER FRANKLIN TEMPLETON FUNDS - You may direct your distributions to buy the same class of shares of another Franklin Templeton Fund (without a sales charge or imposition of a Contingent Deferred Sales Charge). Many shareholders find this a convenient way to diversify their investments.

3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking account, you may need a signature guarantee. If you send the money to a checking account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."


TO SELECT ONE OF THESE OPTIONS, PLEASE COMPLETE SECTIONS 6 AND 7 OF THE SHAREHOLDER APPLICATION INCLUDED WITH THIS PROSPECTUS OR TELL YOUR INVESTMENT REPRESENTATIVE WHICH OPTION YOU PREFER. IF YOU DO NOT SELECT AN OPTION, WE WILL AUTOMATICALLY REINVEST DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS IN THE FUND. You may change your distribution option at any time by notifying us by mail or phone. Please allow at least seven days before the reinvestment date for us to process the new option.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. You can find the prior day's closing Net Asset Value and Offering Price of the Fund in many newspapers.

To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


THE PRICE WE USE WHEN YOU BUY OR SELL SHARES

You buy shares at the Offering Price, unless you qualify to buy shares at a reduced sales charge or with no sales charge. The Offering Price is based on the Net Asset Value per share and includes the maximum sales charge. We calculate it to two decimal places using standard rounding criteria. You sell shares at Net Asset Value.


The Net Asset Value we use when you buy or sell shares is the one next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


PROPER FORM

An order to buy shares is in proper form when we receive your signed shareholder application and check. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary. We must also receive any outstanding share certificates for those shares.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o    Your name,

o    The Fund's name,

o    A description of the request,


o    For exchanges, the name of the fund you are exchanging into,


o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,


4) We receive instructions from an agent, not the registered owners,


5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form. In this case, you should send the certificate and assignment form in separate envelopes.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Shareholder Services.


When you call, we will request personal or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, all owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.


GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.


TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

TYPE OF ACCOUNT   DOCUMENTS REQUIRED
--------------------------------------------------------------------------------
CORPORATION       Corporate Resolution
--------------------------------------------------------------------------------
PARTNERSHIP       1. The pages from the partnership agreement that identify the general partners, or

                  2. A certification for a partnership agreement
--------------------------------------------------------------------------------
TRUST             1. The pages from the trust document that identify the
                     trustees, or

                  2. A certification for trust
--------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed shareholder application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if
(i) you have not furnished a certified correct taxpayer  identification  number,
(ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or
(iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $50. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $100.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please refer to the automatic investment plan application included with this prospectus or contact your investment representative. The market value of the Fund's shares may fluctuate and a systematic investment plan such as this will not assure a profit or protect against a loss. You may discontinue the program at any time by notifying Investor Services by mail or phone.

AUTOMATIC PAYROLL DEDUCTION

You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.

SYSTEMATIC WITHDRAWAL PLAN

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50.

If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the shareholder application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking account. If you choose to have the money sent to a checking account, please see "Electronic Fund Transfers" below.

You will generally receive your payment by the end of the month in which a payment is scheduled. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.


To avoid paying sales charges on money you plan to withdraw within a short period of time, you may not want to set up a systematic withdrawal plan if you plan to buy shares on a regular basis. Shares sold under the plan may also be subject to a Contingent Deferred Sales Charge. Please see "Contingent Deferred Sales Charge" under "How Do I Sell Shares?"


You may discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment by notifying us in writing at least seven business days before the end of the month preceding a scheduled payment. Please see "How Do I Buy, Sell and Exchange Shares? - Systematic Withdrawal Plan" in the SAI for more information.

ELECTRONIC FUND TRANSFERS

You may choose to have dividend and capital gain distributions from the Fund or payments under a systematic withdrawal plan sent directly to a checking account. If the checking account is with a bank that is a member of the Automated
Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o    obtain information about your account;

o    obtain price and performance information about any Franklin Templeton Fund;

o    exchange shares between identically registered Franklin accounts; and


o    request duplicate statements and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 174.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. Please verify the accuracy of your statements when you receive them.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Fund Information if you would like an additional free copy of the Fund's financial reports.


INSTITUTIONAL ACCOUNTS


Additional methods of buying, selling or exchanging shares of the Fund may be available to institutional accounts. Institutional investors may also be required to complete an institutional account application. For more information, call Institutional Services.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.

WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Investor Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at one of the numbers listed below.


                                               HOURS OF OPERATION (PACIFIC TIME)
DEPARTMENT NAME             TELEPHONE NO.      (MONDAY THROUGH FRIDAY)
--------------------------------------------------------------------------------
Shareholder Services        1-800/632-2301     5:30 a.m. to 5:00 p.m.
Dealer Services             1-800/524-4040     5:30 a.m. to 5:00 p.m.
Fund Information            1-800/DIAL BEN     5:30 a.m. to 8:00 p.m.
                           (1-800/342-5236)    6:30 a.m. to 2:30 p.m. (Saturday)
Retirement Plan Services    1-800/527-2020     5:30 a.m. to 5:00 p.m.
Institutional Services      1-800/321-8563     6:00 a.m. to 5:00 p.m.
TDD (hearing impaired)      1-800/851-0637     5:30 a.m. to 5:00 p.m.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.



GLOSSARY

USEFUL TERMS AND DEFINITIONS



ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - The 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

ELIGIBLE GOVERNMENTAL AUTHORITY - Any state or local government or any instrumentality, department, authority or agency thereof that has determined the Fund is a legally permissible investment and that can only buy shares of the Fund without paying sales charges.


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 2.25%.


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system



U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


FRANKLIN
TAX-FREE
TRUST

STATEMENT OF
ADDITIONAL INFORMATION

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN


JULY 1, 1997


TABLE OF CONTENTS

How does the Fund Invest its Assets?.................2

Investment Restrictions..............................5

Officers and Trustees................................6

Investment Management
 and Other Services..................................9

How does the Fund Buy
 Securities for its Portfolio?......................10

How Do I Buy, Sell and Exchange Shares?.............11

How are Fund Shares Valued? ........................14

Additional Information on
 Distributions and Taxes ...........................14

The Fund's Underwriter .............................15

How does the Fund Measure Performance?..............18

Miscellaneous Information ..........................22

Financial Statements ...............................24

Useful Terms and Definitions .......................24

Appendices .........................................24

Description of Ratings .............................24

State Risk Factors .................................27

State Tax Treatment ................................29

------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and
Definitions."
------------------------------------------------------------------------------

This SAI describes the seven series of Franklin Tax-Free Trust (the "Trust"), an open-end management investment company, listed below. Each series may individually or together be referred to as the "Fund(s)".

Franklin Arizona Insured Tax-Free Income
 Fund - Class I

Franklin Florida Insured Tax-Free Income
 Fund - Class I

Franklin Insured Tax-Free Income Fund -
Class I & Class II

Franklin Massachusetts Insured Tax-Free
 Income Fund - Class I & Class II

Franklin Michigan Insured Tax-Free
 Income Fund - Class I & Class II

Franklin Minnesota Insured Tax-Free
 Income Fund - Class I & Class II

Franklin Ohio Insured Tax-Free
 Income Fund - Class I & Class II


The Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. The state specific Funds also seek to provide a maximum level of income that is exempt from the personal income taxes, if any, for resident shareholders of the named state.

The Fund seeks to achieve its objective by investing primarily in municipal securities covered by insurance guaranteeing the scheduled payment of principal and interest.

The Prospectus, dated July 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:
O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE
   FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;
O ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; O ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------


HOW DOES THE FUND INVEST ITS ASSETS?


The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

All of the Funds, except the Arizona and Florida Funds, are diversified series of the Trust. The Arizona and Florida Funds are non-diversified series. As a fundamental policy, none of the diversified Funds will buy a security if, with respect to 75% of its net assets, more than 5% would be in the securities of any single issuer (with the exception of obligations of the U.S. government). For this purpose, each political subdivision, agency, or instrumentality, each multi-state agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity, is considered a separate issuer. Escrow-secured or defeased bonds, described below, are not generally considered an obligation of the original municipality when determining diversification. Please see "Investment Restrictions" for the diversification requirements the Arizona and Florida Funds intend to meet.


DESCRIPTION OF MUNICIPAL AND OTHER SECURITIES


The Prospectus contains a general description of municipal securities. The following provides more detailed information about the various municipal securities and other securities in which the Fund may invest. There may be other types of municipal securities that become available that are similar to those described below and in which the Fund may also invest, if consistent with its investment objectives and policies.


TAX ANTICIPATION NOTES. These are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, which will be used to pay the notes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.


REVENUE ANTICIPATION NOTES. These are issued in expectation of the receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.


BOND ANTICIPATION NOTES. These are normally issued to provide interim financing until long-term financing can be arranged. Long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES. These are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.


TAX-EXEMPT COMMERCIAL PAPER. This typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs.

MUNICIPAL BONDS. These meet longer-term capital needs and generally have maturities of more than one year when issued. They have two principal classifications: general obligation bonds and revenue bonds.

1. GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

2. REVENUE BONDS. Revenue bonds are not secured by the full faith, credit and taxing power of the issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Some authorities are provided further security in the form of state assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS. These are bonds that pay tax-exempt interest and are, in most cases, revenue bonds. They are issued by or on behalf of public authorities to raise money for the financing of various privately operated facilities for business, manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on these bonds is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other personal property as security for payment.

FLOATING OR VARIABLE RATE DEMAND NOTES ("VRDNS"). These are tax-exempt obligations with a floating or variable interest rate. They have a right of demand, which may be unconditional, to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally up to 30 days, before specified dates. The payment may be received either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the note. The interest rate is adjustable at intervals ranging from daily up to monthly, and is calculated to maintain the market value of the VRDN at approximately its par value upon the adjustment date.

WHEN-ISSUED TRANSACTIONS. Municipal securities are frequently issued on a "when-issued" basis. When so issued, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income on those assets. It is the Fund's intention, however, to be fully invested to the extent practicable and consistent with its investment policies. When the Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Fund believes that its Net Asset Value or income will not be adversely affected by its purchase of municipal securities on a when-issued basis.

CALLABLE BONDS. Callable bonds allow the issuer to redeem the bonds before their maturity dates. To protect bondholders, however, callable bonds may be issued with provisions that prevent them from being called for a period of time, typically five to ten years from the date of issue. During times of generally declining interest rates, if the call-protection on a callable bond expires, there is an increased likelihood that the bond may be called by the issuer. Advisers may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential.

When pricing callable bonds, each bond is marked-to-market daily based on the bond's call date. Thus, the call of some or all of the Fund's callable bonds may have an impact on the Fund's Net Asset Value. Based on a number of factors, including certain portfolio management strategies used by Advisers, the Fund believes it has reduced the risk of an adverse impact on its Net Asset Value based on calls of callable bonds. In light of the Fund's pricing policies and because the Fund follows certain amortization procedures required by the IRS, the Fund is not expected to suffer any material adverse impact related to the value at which the Fund has carried the bonds in connection with calls of bonds purchased at a premium. Notwithstanding these policies, however, the reinvestment of the proceeds of any called bond may be in bonds that pay a lower rate of return than the called bonds and, as with any investment strategy, there is no guarantee that a call may not have a more substantial impact than anticipated.

ESCROW-SECURED OR DEFEASED BONDS. These are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue that is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer uses the proceeds of a new bond issue to buy high grade, interest bearing debt securities that are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moody's, S&P or Fitch.

STRIPPED MUNICIPAL SECURITIES. Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on the municipal securities.

ZERO-COUPON SECURITIES. The Fund may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not obtain any return on its investment.

Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

The Fund's investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. In order to generate cash to satisfy distribution requirements, the Fund may be required to sell portfolio securities that it otherwise may have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

CONVERTIBLE AND STEP COUPON BONDS. The Fund may invest a portion of its assets in convertible and step coupon bonds. Convertible bonds are zero-coupon securities until a predetermined date, at which time they convert to a specified coupon security. The coupon on step coupon bonds changes periodically during the life of the security based on predetermined dates chosen when the security is issued.

U.S. GOVERNMENT OBLIGATIONS. These are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

COMMERCIAL PAPER. This refers to promissory notes issued by corporations in order to finance their short-term credit needs.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 102%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


INSURANCE


Each insured municipal security in the Fund's portfolio is covered by either a "New Issue Insurance Policy," a "Portfolio Insurance Policy" or a "Secondary Insurance Policy" issued by a qualified municipal bond insurer. The insurance feature insures the scheduled payment of principal and interest, but does not guarantee (i) the market value of the insured municipal security, (ii) the value of the Fund's shares, nor (iii) the Fund's dividend distributions.

Under the provisions of an insurance policy, the insurer unconditionally and irrevocably agrees to pay the appointed trustee or its successor and its agent (the "Trustee") the portion of the principal or interest on an insured security that is due for payment but that has not been paid by the issuer. The insurer makes such payments to the Trustee on the date the principal or interest becomes due for payment or on the next business day following the day on which the insurer receives notice of nonpayment, whichever is later. The Trustee then disburses the amount of principal or interest due to the Fund after the Trustee receives (i) evidence of the Fund's right to receive payment of the principal or interest due for payment, and (ii) evidence, including any appropriate instruments of assignment, that all of the rights to payment of the principal or interest due for payment will vest in the insurer. After the disbursement, the insurer becomes the owner of the security, appurtenant coupon, or right to payment of principal or interest on the security and is fully subrogated to all of the Fund's rights with respect to the security, including the right to payment. The insurer's rights to the security or to payment of principal or interest are limited, however, to the amount the insurer has paid.

Under certain circumstances, a Portfolio Insurance Policy may affect the value of the Fund's shares. As discussed in the Prospectus, unless the Fund buys a Secondary Insurance Policy, the Fund intends to hold any defaulted security, or security for which there is a significant risk of default, in its portfolio until the default has been cured or the principal and interest are paid by the issuer or the insurer. In this event, Advisers will consider the value of the insurance for the principal and interest payments, the market value of the portfolio security, the market value of securities of similar issuers whose securities carry similar interest rates, and the discounted present value of the principal and interest payments to be received from the insurance company in its evaluation of the security. Absent any unusual or unforeseen circumstances as a result of the Portfolio Insurance Policy, Advisers would likely recommend that the Fund value the defaulted security, or security for which there is a significant risk of default, at the same price as securities of a similar nature that are not in default. A defaulted security covered by a Secondary Insurance Policy, however, would be valued at its market value.

If the issuer of an insured municipal security fails to pay an installment of principal or interest that is due for payment, the Fund will receive an insurance payment in the amount of the payment due. When referring to the principal amount, the term "due for payment" means the security's stated maturity date or its call date for mandatory sinking fund redemption. It does not mean any earlier date when payment is due because of a call for redemption (other than by mandatory sinking fund redemption), acceleration or other advancement of maturity. When referring to the interest on a security, the term "due for payment" means the stated date for payment of interest.

The term "due for payment" may have another meaning if the interest on a security is determined to be subject to federal income taxation, as provided in the security's underlying documentation. When referring to the principal amount in this case, the term also means the call date for mandatory redemption as a result of the determination of taxability, and when referring to the interest on the security, the term also means the accrued interest, to the call date for mandatory redemption, at the rate provided in the security's documentation together with any applicable redemption premium.


INVESTMENT RESTRICTIONS


The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or
(ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:


 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.


 3. Make loans, except through the purchase of readily marketable debt securities which are either publicly distributed or customarily purchased by institutional investors. Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower; provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.


 4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.


 5. Purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer, except with respect to the Arizona and Florida Funds, each of which will not purchase a security, if as a result: i) more than 25% of its total assets would be invested in the securities of a single issuer or ii) with respect to 50% of its total assets, more than 5% of its assets would be invested in the securities of a single issuer.

 6. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment advisor own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


 7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

 8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" in accordance with its investment policies.

 9. Invest in companies for the purpose of exercising control or management.


10. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization, except to the extent permitted by exemptions which may be granted under the 1940 Act, which allows the Fund to invest in shares of one or more investment companies, of the type generally referred to as money market funds, managed by Advisers or its affiliates.


11. In the case of the Arizona and Florida Funds, purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale.

12. Invest more than 25% of its assets in securities of any industry; although for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES
------------------------------------------------------------------------------


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).


                        POSITIONS AND OFFICES        PRINCIPAL OCCUPATION DURING
 NAME, AGE AND ADDRESS     WITH THE TRUST                THE PAST FIVE YEARS
------------------------------------------------------------------------------


Frank H. Abbott, III (76)
1045 Sansome Street
San Francisco, CA 94111


Trustee


President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 29 of the investment companies in the Franklin Templeton Group of Funds.

Harris J. Ashton (65)
General Host Corporation
Metro Center, 1 Station Place
Stamford, CT 06904-2045


Trustee


President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

S. Joseph Fortunato (64)
Park Avenue at Morris County
P.O. Box 1945
Morristown, NJ 07962-1945


Trustee


Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

David W. Garbellano (82)
111 New Montgomery St., #402
San Francisco, CA 94105


Trustee


Private investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director or trustee, as the case may be, of 28 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)
777 Mariners Island Blvd.
San Mateo, CA 94404


Chairman of the Board and Trustee


President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 54 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (56)
777 Mariners Island Blvd.
San Mateo, CA 94404


President and Trustee


Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

Frank W. T. LaHaye (68)
20833 Stevens Creek Blvd.,
Suite 102
Cupertino, CA 95014


Trustee


General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.

Gordon S. Macklin (69)
8212 Burning Tree Road
Bethesda, MD 20817


Trustee


Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds; FORMERLY Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.

Harmon E. Burns (52)
777 Mariners Island Blvd.
San Mateo, CA 94404


Vice President


Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Mutual Advisers, Inc.; and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and 58 of the investment companies in the Franklin Templeton Group of Funds.

Don Duerson (64)
777 Mariners Island Blvd.
San Mateo, CA 94404


Vice President


Vice President, Franklin Advisers, Inc.; and officer of one investment company in the Franklin Templeton Group of Funds.

Martin L. Flanagan (37)
777 Mariners Island Blvd.
San Mateo, CA 94404


Vice President and Chief Financial Officer


Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Director and Executive Vice President, Templeton Worldwide, Inc.; Director, Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.

Deborah R. Gatzek (48)
777 Mariners Island Blvd.
San Mateo, CA 94404


Vice President and Secretary


Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 58 of the investment companies in the Franklin Templeton Group of Funds.

Thomas J. Kenny (34)
777 Mariners Island Blvd.
San Mateo, CA 94404


Vice President


Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in the Franklin Templeton Group of Funds.

Diomedes Loo-Tam (58)
777 Mariners Island Blvd.
San Mateo, CA 94404


Treasurer and Principal Accounting Officer


Employee of Franklin Advisers, Inc.; and officer of 35 of the investment companies in the Franklin Templeton Group of Funds.

Edward V. McVey (59)
777 Mariners Island Blvd.
San Mateo, CA 94404


Vice President


Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 30 of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $1,300 per month plus $1,300 per meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                                NUMBER OF
                                            TOTAL FEES        BOARDS IN THE
                           TOTAL FEES    RECEIVED FROM THE  FRANKLIN TEMPLETON
                            RECEIVED    FRANKLIN TEMPLETON  GROUP OF FUNDS ON
NAME                     FROM THE TRUST*GROUP OF FUNDS**    WHICH EACH SERVES***
-------------------------------------------------------------------------------
Frank H. Abbott, III......  $29,900         $165,236              29
Harris J. Ashton..........  $29,900         $343,591              53
S. Joseph Fortunato.......  $29,900         $360,411              55
David W. Garbellano.......  $28,600         $148,916              28
Frank W.T. LaHaye.........  $29,900         $139,233              27
Gordon S. Macklin.........  $29,900         $335,541              50

*For the fiscal year ended February 28, 1997.

**For the calendar year ended December 31, 1996.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 59 registered investment companies, with approximately 167 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of June 3, 1997, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 44,816 shares of the Michigan Fund - Class I and 584 shares of the Insured Fund - Class I, or less than 1% of the total outstanding shares of each Fund's Class I shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert
H. Johnson, Jr. are brothers.

INVESTMENT MANAGEMENT
AND OTHER SERVICES
------------------------------------------------------------------------------

INVESTMENT MANAGER AND SERVICES PROVIDED. The Fund's investment manager is Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to a monthly rate of 5/96 of 1% of the value of its net assets up to and including $100 million; and 1/24 of 1% of the value of its net assets over $100 million up to and including $250 million; and 9/240 of 1% of the value of its net assets in excess of $250 million. The fee is computed at the close of business on the last business day of each month. Each class pays its proportionate share of the management fee.

The table below shows the management fees paid by the Fund for the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997.

                                                       MANAGEMENT FEES PAID
                                                 1997        1996        1995
------------------------------------------------------------------------------
Arizona Fund ...............................  $   9,209*   $      0*   $      0*
Florida Fund ...............................    126,611*     92,697*     43,007*
Insured Fund ...............................  7,848,890   7,882,310   7,903,871
Massachusetts Fund .........................  1,649,833   1,580,640   1,540,886
Michigan Fund ..............................  5,284,581   5,130,941   4,846,714
Minnesota Fund .............................  2,439,817   2,430,182   2,401,351
Ohio Fund ..................................  3,391,314   3,268,575   3,181,729

*For the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, management fees, before any advance waiver, totaled $102,744, $190,058 and $238,269, respectively, for the Arizona Fund, and $239,908, $362,566 and $447,534, respectively, for the Florida Fund. Under an agreement by Advisers to limit its fees, the Arizona and Florida Funds paid the management fees shown.

MANAGEMENT AGREEMENT. The management agreement is in effect until March 31, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 30 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.


SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.


CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended February 28, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 1997.

HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?
------------------------------------------------------------------------------


Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Fund does not buy bonds in underwritings where it is given no choice, or only limited choice, in the designation of dealers to receive the commission. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, the Fund paid no brokerage commissions.

As of February 28, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?
------------------------------------------------------------------------------

ADDITIONAL INFORMATION ON BUYING SHARES


The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus.


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:


                                                SALES
SIZE OF PURCHASE - U.S. DOLLARS                 CHARGE
------------------------------------------------------------------------------
Under $30,000...................                 3%
$30,000 but less than $100,000                   2%
$100,000 but less than $400,000                  1%
$400,000 or more................                 0%

OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at the Net Asset Value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment objectives exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day for Class I shares and on the prior business day for Class II shares. If the processing dates are different, the date of the Net Asset Value used to redeem the shares will also be different for Class I and Class II shares.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.


THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.


REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION


If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


Special Services. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?
------------------------------------------------------------------------------

We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. In the absence of a sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of municipal securities.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES
------------------------------------------------------------------------------

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. INCOME DIVIDENDS. The Fund receives income generally in the form of interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made twice each year, once in December and once following the end of the Fund's fiscal year. These distributions, when made, will generally be fully taxable to the Fund's shareholders. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, to the alternative minimum tax on a portion of its tax-exempt income, and distributions (including tax-exempt interest dividends) to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. The Fund intends, as a matter of policy, to declare and pay these dividends, if any, in December to avoid the imposition of this tax, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders subject to taxation, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount realized from the transaction, subject to the rules described below. If you hold your shares as a capital asset, gain or loss realized will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you from your investment in the Fund and will be disallowed to the extent of exempt-interest dividends paid to you with respect to such shares.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Group of Funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities and commercial paper do not generally qualify for tax-free treatment. To the extent that such investments are made, the Fund will provide you with the percentage of any dividends paid that may qualify for such tax-free treatment at the end of each calendar year. You should consult with your own tax advisor with respect to the application of your state and local laws to these distributions and on the application of other state and local laws on distributions and redemption proceeds received from the Fund. For more information, please see "Appendices - State Tax Treatment."


If you are defined in the Code as a "substantial user" (or related person) of facilities financed by private activity bonds, you should consult your tax advisor before buying shares of the Fund.

THE FUND'S UNDERWRITER
------------------------------------------------------------------------------


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for each class of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


The table below shows the aggregate underwriting commissions received by Distributors in connection with the offering of the Fund's shares, the net underwriting discounts and commissions retained by Distributors after allowances to dealers, and the amounts received by Distributors in connection with redemptions or repurchases of shares for the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997

                                                                AMOUNT RECEIVED
                                         TOTAL        AMOUNT     IN CONNECTION
                                      COMMISSIONS   RETAINED BY WITH REDEMPTIONS
                                       RECEIVED     DISTRIBUTORS OR REPURCHASES
------------------------------------------------------------------------------

1997
Arizona Fund.......................... $ 325,449      $ 20,962            $   0
Florida Fund..........................   471,751        30,514                0
Insured Fund.......................... 3,651,499       232,191            6,263
Massachusetts Fund....................   996,784        64,688            1,328
Michigan Fund......................... 3,025,658       186,288            7,786
Minnesota Fund........................ 1,061,069        65,580            2,804
Ohio Fund............................. 2,389,162       144,651            9,688
1996
Arizona Fund.......................... $ 354,716      $ 23,459            $   0
Florida Fund..........................   529,386        35,378            7,440
Insured Fund.......................... 3,860,342       257,256            1,217
Massachusetts Fund....................   907,321        59,564                0
Michigan Fund......................... 1,214,412       241,446            2,150
Minnesota Fund........................ 1,213,674        77,132                0
Ohio Fund............................. 2,230,958       138,652                0
1995
Arizona Fund.......................... $ 249,896      $ 22,641               --
Florida Fund..........................   508,390        47,307               --
Insured Fund.......................... 4,263,865       241,510               --
Massachusetts Fund...................    876,196        50,875               --
Michigan Fund......................... 3,669,978       200,793               --
Minnesota Fund........................ 1,317,567        82,163               --
Ohio Fund............................. 2,206,639       124,260               --


Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLANS


The Arizona and Florida Funds and Class I and Class II of the remaining Funds have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.

ARIZONA AND FLORIDA PLANS. Under their plans, the Arizona and Florida Funds may each pay up to a maximum of 0.15% per year of their average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of their shares.

THE CLASS I PLAN. Under the Class I plan, the Fund may pay up to a maximum of 0.10% per year of Class I's average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.

In implementing the Class I plan, the Board has determined that the annual fees payable under the plan will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class I shares of the Fund that were acquired by investors on or after May 1, 1994, the effective date of the plan ("New Assets"), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by Class I shares of the Fund that were acquired before May 1, 1994 ("Old Assets"). These fees will be paid to the current Securities Dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. When the Fund reaches $4 billion in assets, the amount to be paid to Distributors will be reduced from 0.02% to 0.01%. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

THE FEE IS A CLASS I EXPENSE. This means that all Class I shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class I and, as Class I shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class I shares purchased on or after May 1, 1994, increases in relation to outstanding Class I shares, the expenses attributable to payments under the plan will also increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class I plan, the plan permits the Board to allow the Fund to pay a full 0.10% on all assets at any time. The approval of the Board would be required to change the calculation of the payments to be made under the Class I plan.


The Class I plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

THE CLASS II PLAN. Under the Class II plan, the Fund pays Distributors up to 0.50% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.

Under the Class II plan, the Fund also pays an additional 0.15% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.


ALL PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought.
In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or by vote of a majority of the outstanding shares of the class. The Arizona and Florida plans may also be terminated by any act that constitutes an assignment of the underwriting agreement with Distributors. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended February 28, 1997, Distributors' eligible expenditures for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plans shown and the amounts the Fund paid Distributors under the plans were as follows:

                                        DISTRIBUTORS'            AMOUNT
                                          ELIGIBLE               PAID
                                          EXPENSES              BY FUND
------------------------------------------------------------------------------

Arizona Fund .......................      $ 50,412             $ 33,900
Florida Fund .......................        86,299               63,539
Insured Fund
 - Class II ........................       170,030               89,655
Massachusetts Fund -
 Class I ...........................       244,934              184,149
Massachusetts Fund -
 Class II ..........................        34,453               31,713
Michigan Fund
 - Class II.........................       168,174               77,360
Minnesota Fund -
 Class II ..........................        41,906               16,094
Ohio Fund - Class II ...............       134,883               64,368

For the same period, the total amounts paid pursuant to the remaining plans, which amounts equaled Distributors' eligible expenditures, and how the payments were used are shown below:


                                                     PRINTING AND
                                                      MAILING OF
                                                     PROSPECTUSES
                                 AMOUNT              OTHER THAN                 PAYMENTS
                                  PAID                TO CURRENT   PAYMENTS TO TO BROKERS-
                                 BY FUND ADVERTISING SHAREHOLDERS UNDERWRITERS  DEALERS
-------------------------------------------------------------------------------------------



Insured Fund - Class I .......$1,282,318  $123,893  $113,359      $72,643    $972,423
Michigan Fund - Class I ......   871,863    64,753    77,787       54,462     674,861
Minnesota Fund - Class I.....    373,515    29,181    35,026       20,858     288,450
Ohio Fund - Class I  .........   544,602    41,735    46,981       40,167     415,719

HOW DOES THE FUND MEASURE PERFORMANCE?
--------------------------------------------------------------------

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance for each class follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-, five-, ten-year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five-, ten-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total return for each class for the indicated periods ended February 28, 1997, was as follows:

                                                AVERAGE  ANNUAL TOTAL RETURN
                                       ---------------------------------------
                                       INCEPTION                        FROM
                                       DATE ONE-YEAR FIVE-YEAR TEN-YEAR INCEPTION
------------------------------------------------------------------------------



Arizona Fund ........................... 04/30/93     1.06% --%    --%       5.01%
Florida Fund ........................... 04/30/93     0.75   --     --       4.01
Insured Fund - Class I ................. 04/03/85     0.46    6.01   6.48    8.13
Insured Fund - Class II................. 05/01/95     2.43   --     --       5.75
Massachusetts Fund - Class I ........... 04/03/85     0.27    6.00   6.19    7.35
Massachusetts Fund - Class II........... 05/01/95     2.18   --     --       5.68
Michigan Fund - Class I ................ 04/03/85     0.42    6.09   6.39    7.73
Michigan Fund - Class II ............... 05/01/95     2.43   --     --       5.90
Minnesota Fund - Class I ............... 04/03/85     0.09    5.58   6.10    7.74
Minnesota Fund - Class II .............. 05/01/95     1.98   --     --       5.17
Ohio Fund - Class I .................... 04/03/85     0.89    6.11   6.42    7.78
Ohio Fund - Class II ................... 05/01/95     2.79   --     --       6.01


These figures were calculated according to the SEC formula:

                                       n
                                 P(1+T) = ERV

where:

P =   a hypothetical initial payment of $1,000

T =   average annual total return

n =   number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-, ten-year or from inception periods at the end of the one-, five-, ten-year or from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-, five-, ten-year and from inception periods. The cumulative total return for each class for the indicated periods ended February 28, 1997, was as follows:

                                                      CUMULATIVE TOTAL RETURN
                                                      -----------------------
                                       INCEPTION                       FROM
                                       DATE ONE-YEAR FIVE-YEAR TEN-YEAR INCEPTION
------------------------------------------------------------------------------



Arizona Fund............................ 04/30/93     1.06% --%    --%      20.64%
Florida Fund ........................... 04/30/93     0.75   --     --      16.29
Insured Fund - Class I ................. 04/03/85     0.46   33.88  87.41  153.92
Insured Fund - Class II ................ 05/01/95     2.43   --     --      10.81
Massachusetts Fund - Class I ........... 04/03/85     0.27   33.80  82.28  132.56
Massachusetts Fund - Class II .......... 05/01/95     2.18   --     --      10.68
Michigan Fund - Class I ................ 04/03/85     0.42   34.41  85.84  142.82
Michigan Fund - Class II ............... 05/01/95     2.43   --     --      11.09
Minnesota Fund - Class I ............... 04/03/85     0.09   31.18  80.79  143.06
Minnesota Fund - Class II .............. 05/01/95     1.98   --     --       9.69
Ohio Fund - Class I .................... 04/03/85     0.89   34.54  86.38  144.21
Ohio Fund - Class II ................... 05/01/95     2.79   --     --      11.31


YIELD

CURRENT YIELD. Current yield of each class shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share of each class earned during a 30-day base period by the applicable maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yield for each class for the 30-day period ended February 28, 1997, was as follows:


                                          YIELD
                                 CLASS I       CLASS II
------------------------------------------------------------------------------
Arizona Fund ...........         4.92%           --%
Florida Fund ...........         5.04            --
Insured Fund ...........         4.44             4.00
Massachusetts Fund......         4.43             4.01
Michigan Fund ..........         4.51             4.09
Minnesota Fund .........         4.49             4.07
Ohio Fund .............          4.53             4.10


These figures were obtained using the following SEC formula:

                      6
Yield = 2 [( a-b + 1 ) - 1]
            ----
             cd
where:

a = interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends


d = the maximum Offering Price per share on the last day of the period

TAXABLE-EQUIVALENT YIELD. The Fund may also quote a taxable-equivalent yield for each class that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield for the class. Taxable-equivalent yield is computed by dividing the portion of the class' yield that is tax-exempt by one minus the highest applicable federal or combined federal and state income tax rate and adding the product to the portion of the class' yield that is not tax-exempt, if any. The taxable-equivalent yield for each class for the 30-day period ended February 28, 1997, was as follows:

                                      TAXABLE-
                                  EQUIVALENT YIELD
                                  -----------------
                           CLASS   I          CLASS II
------------------------------------------------------------------------------

Arizona Fund ...........     8.63%             --%
Florida Fund ...........     8.34              --
Insured Fund ...........     7.35               6.62
Massachusetts Fund .....     8.33               7.54
Michigan Fund ..........     7.81               7.08
Minnesota Fund  ........     8.12               7.36
Ohio Fund  .............     8.11               7.34

As of February 28, 1997, the federal and combined federal and state income tax rates upon which the taxable-equivalent yield quotations are based were as follows:

                             COMBINED RATE*
------------------------------------------------------------------------------
Arizona ......................    42.98%
Florida ......................    39.60
Insured ......................    39.60
Massachusetts ................    46.85
Michigan .....................    42.26
Minnesota ....................    44.73
Ohio .........................    43.83


*Based on the maximum combined state and 39.6% federal tax rate.


From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Fund will be updated to reflect these changes. The Fund expects updates may be necessary as tax rates are changed by the federal and state governments. The advantage of tax-free investments, like the Fund, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Fund.


CURRENT DISTRIBUTION RATE


Current yield and taxable-equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts which were or will be paid to shareholders of a class. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, such as short-term capital gains, and is calculated over a different period of time. The current distribution rate for each class for the 30-day period ended February 28, 1997, was as follows:

                         CURRENT
                     DISTRIBUTION RATE
                          CLASS I             CLASS II
------------------------------------------------------------------------------

Arizona Fund ...........     5.10%             --%
Florida Fund ...........     5.06              --
Insured Fund ...........     5.39               4.95
Massachusetts Fund .....     5.18               4.77
Michigan Fund ..........     5.27               4.79
Minnesota Fund ........      5.12               4.57
Ohio Fund ..............     5.18               4.76

A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the class' current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal and state tax rates available to the Fund. The taxable-equivalent distribution rate for each class for the 30-day period ended February 28, 1997, was as follows:

                         TAXABLE-
                        EQUIVALENT
                     DISTRIBUTION RATE
                          CLASS I             CLASS II
------------------------------------------------------------------------------

Arizona Fund ...........     8.94%             --%
Florida Fund ...........     8.38              --
Insured Fund ...........     8.92               8.20
Massachusetts Fund .....     9.74               8.97
Michigan Fund ..........     9.13               8.30
Minnesota Fund .........     9.35               8.26
Ohio Fund ..............     9.27               8.52


VOLATILITY


Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of each class' performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Salomon Brothers Broad Bond Index or its component indices - measures yield, price, and total return for Treasury, agency, corporate and mortgage bonds.

b) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

c) Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

d) Bond Buyer 20-Bond Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

e) Bond Buyer 30-Bond Index - an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.

f) Financial publications: The Wall Street Journal, and Business Week, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

g) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

h) Historical data supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg, L.P.

i) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect
Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

j) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or sales material issued by the Fund may also discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.


Advertisements or information may also compare a class' performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
------------------------------------------------------------------------------


The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $191 billion in assets under management for more than 5.2 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 122 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

Franklin is a leader in the tax-free mutual fund industry and manages more than $44 billion in municipal bond assets for over three quarters of a million investors. Franklin's municipal research department is one of the largest in the industry. According to Research and Ratings Review, Franklin's municipal research team ranked number 2 out of 800 investment advisory firms surveyed by TMS Holdings, Inc. as of March 31, 1996.

Under current tax laws, municipal securities remain one of the few investments offering the potential for tax-free income. In 1997, taxes could cost as much as $47 on every $100 earned from a fully taxable investment (based on the maximum combined 39.6% federal tax rate and the highest state tax rate of 12% for 1997.) Franklin tax-free funds, however, offer tax relief through a professionally managed portfolio of tax-free securities selected based on their yield, quality and maturity. An investment in a Franklin tax-free fund can provide you with the potential to earn income free of federal taxes and, depending on the fund, state and local taxes as well, while supporting state and local public projects. Franklin tax-free funds may also provide tax-free compounding, when dividends are reinvested. An investment in Franklin's tax-free funds can grow more rapidly than similar taxable investments.

Municipal securities are generally considered to be creditworthy, second in quality only to securities issued or guaranteed by the U.S. government and its agencies. The market price of such securities, however, may fluctuate. This fluctuation will have a direct impact on the Net Asset Value of an investment in the Fund.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment objectives, no two are exactly alike. As noted in the Prospectus, shares of the Fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment.

Franklin had the first single-state municipal bond funds in Massachusetts, Michigan, Minnesota and Ohio.


The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.


As of June 3, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

                                                           SHARE
NAME AND ADDRESS                               AMOUNT   PERCENTAGE
------------------------------------------------------------------------------

MASSACHUSETTS
 FUND - CLASS II

Julian Soshnick &
 Martha Soshnick JT TEN                      57,154.222          8.9%
67 Winthrop St.
Charlestown, MA 02129

Maurice Vaughn                               54,329.156          8.4%
7971 Park Dr.
Fall Oaks, CA 95628

MINNESOTA FUND -
 CLASS II

Leroy I. Peterson                             29,210.410         5.7%
RR 5 Box 527
Detroit Lakes, MN 56501



Industricorp & Co. Inc.                       57,471.264        11.2%
FBO 19-2996-00
312 Central Ave Ste 508
Minneapolis, MN 66525



From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to:
(a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and (iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS
------------------------------------------------------------------------------


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended February 28, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS
------------------------------------------------------------------------------

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


CLASS I AND CLASS II - Each Fund, except the Arizona and Florida Funds, offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Arizona and Florida Funds are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II.

PROSPECTUS - The prospectus for the Fund dated July 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States


We/Our/Us - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDICES

DESCRIPTION OF RATINGS
------------------------------------------------------------------------------

MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Municipal bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA: Municipal bonds rated Ba are judged to have predominantly speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Municipal bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Municipal bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CON.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.


BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


C: This rating is reserved for income bonds on which no interest is being paid.

D: Debt rated "D" is in default and payment of interest and/or repayment of principal is in arrears.

NOTE: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Municipal bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Municipal bonds rated C are in imminent default in the payment of interest or principal.

DDD, DD AND D: Municipal bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery while D represents the lowest potential for recovery.


Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.


MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.


F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


STATE RISK FACTORS
------------------------------------------------------------------------------

The following information is provided in light of the Fund's policy of investing primarily in municipal securities issued by or on behalf of its respective state, and that state's local governments, municipalities, authorities, agencies and political subdivisions. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities in the Fund's respective state to meet their debt obligations or the economic or political conditions within the state. It is based on information available to the Fund as of the date of this SAI and on historically reliable sources, including periodic publications by national rating services, but it has not been independently verified by the Fund.


ARIZONA


Arizona has relied principally on lease obligations, revenue bonds, and pay-as-you-go financing for its capital needs. A significant portion of the state's debt is supported by motor fuel taxes and highway user fees.

During the 1980s, Arizona's per capita expenditures, which had been below the national average, climbed to 105% of the U.S. average. At the same time, the state implemented various tax cuts. Together, these two factors drained the state's cash reserves, and its general fund balance fell from 21% of expenditures to 0%. Beginning in 1985, Arizona experienced five consecutive fiscal years with budget shortfalls. These shortfalls were managed with budget cuts, one-time adjustments, tax accelerations and internal borrowings. Recently, strong economic growth has enabled the state to replenish its general fund, which had a balance of 6.9% of expenditures by the end of fiscal 1995. The state's budget stabilization fund is also fully funded as of July 1996, which may help provide protection in an economic downturn.

Arizona's economy has diversified in recent years and has continued its shift away from agriculture and mining and towards manufacturing and services. The move away from farming, which consumes about 80% of the water used in the state, may increase the water available for municipal uses. Manufacturing recently accounted for approximately 9.2% of the state's total employment, trade 22.7%, services 30.2%, government 14.0%, construction 5.8%, and finance-insurance-real estate 8.6%. While the state experienced some job losses during the national recession in the early 1990s, its economy fared better than the nation as a whole, and it has since recovered its losses.


FLORIDA


Florida's overall economic performance has continued to exceed national levels. The state's services, construction and trade sectors accounted for 82% of all new employment between 1993 and 1996, and recently comprised over 64% of the state's labor force. Florida's tourism industry, which supports the state's other employment sectors, has been somewhat erratic since the recession in the early 1990s. A tourism increase of 3.2% is expected, however, through fiscal 1998. Overall, employment is expected to grow at an annual rate of 2.5% through 2001, a rate which would rank Florida third in the nation.

Due in large part to the state's healthy economy, Florida's population has also continued to grow. It is now the fourth most populated state in the U.S. Its per capita income, while close to the national average, exceeded regional levels by almost 11% as of April 1997. Because of its substantial retirement age population, however, its income structure is dependent on property income and transfer payments, such as social security and pension benefits. As a result, a change to the consumer price index at the federal level could have a significant impact on the state. For fiscal 1998, personal income growth is anticipated to be around 4%, compared with 2.3% for the nation.

Florida's tax base has remained relatively narrow, with 70% of its revenues derived from the 6% sales and use tax. This reliance on a cyclical revenue source creates some vulnerability, as does the constitutional amendment approved by voters in 1994 that limits the rate of growth in state revenues. In recent years, however, the state has generated operating surpluses, while maintaining tax levels and providing funds for the state's growth in government services. The state is expected to end fiscal 1997 with its highest reserve level in more than a decade, and forecasts for fiscal 1998 indicate a margin of more than $700 million under the constitutional revenue limitation.


MASSACHUSETTS


Despite continuing efforts to restore fiscal control, Massachusetts' debt service remains among the highest in the nation. As of March 1997, debt per capita was $2,192, the third highest among the states, and debt as a percentage of personal income was 7.8%, the fourth highest rate in the U.S. Spending disciplines imposed during the state's severe financial difficulties in the early 1990s have begun to help. Over the past six years, Massachusetts has had balanced financial operations and has greatly reduced its reliance on temporary borrowing. In fiscal 1996, the general fund balance grew to $123 million, up from the $25 million deficit at the end of fiscal 1995.

Although the state has regained some control over its budget, continuing expenditure pressures will present fiscal challenges. After a period of restrained debt issuance, pressure to increase borrowing has been building. Funding for routine infrastructure needs and two major projects, namely a costly tunnel and a proposed convention center, have been the focus of this pressure. The state's unfunded pension liability is also substantial. Overall, however, the state's credit standing is considered above-average.


MICHIGAN


Since the early 1990s when the state's financial position was weakened by the national recession and imbalances in the budget, Michigan's economy has sustained steady growth. Despite an increase in the size of its labor force, Michigan's unemployment level is at its lowest level since the 1960s and is below the national average. Per capita personal income levels are also better than the national level for the first time since 1986.

Michigan's fiscal position has also improved. The state's budget stabilization fund was estimated to be more than $1 billion at September 30, 1996, the highest level in the state's history. Michigan may need the increased stability these reserve levels provide in order to offset higher school funding requirements. In 1993, property tax reforms eliminated all school operating property taxes. To maintain school operating budgets, voters approved a school funding initiative in 1994 aimed at providing replacement funding. As a result, the state is now responsible for funding a considerably larger portion of local school district operations. In fiscal 1994, the state's expenditures from the school aid fund were $4.2 billion. By fiscal 1996, these expenditures were estimated at more than $8 billion. School funding reform, coupled with the state's increasing unfunded pension liabilities, may present potential areas of financial stress that will need to be addressed in the near future.


MINNESOTA


Minnesota's financial management has been historically strong. During the recession of the early 1990s, however, the state experienced budget shortfalls, which it closed by depleting its budget stabilization fund, raising its sales tax by a half-cent, reducing spending, and establishing budgetary controls. As a result of recent improvements in the state's economy and growing revenues, the state anticipates that it will have restored its general fund balance to an estimated $1.3 billion by the end of June 1997, with an estimated $604 million in its budget stabilization and cash flow funds. In the coming years, key spending areas for the state are expected to include corrections, human services, higher education and facilities for general government.

Minnesota's strong employment growth has continued, with growth in 1997 estimated at 1.7%. This figure is down slightly from 1996 levels but is still close to the national rate. The state's employment mix also approximates the composition of the U.S. labor force, with services totaling 27% of employment, trade 23%, and durable and nondurable goods manufacturing at 16%. Minnesota's most important manufacturing sectors have included natural resource-related manufacturing, food processing, paper and computers. Computer manufacturing recently accounted for 33% of the state's durable goods production. Minnesota's estimated unemployment level of 3.6% for 1996 was below the national average of 5.4%.


OHIO


Ohio's direct debt levels have been moderate. As a result, debt service payments on its general obligation debt and lease obligations have been manageable, accounting for less than 5% of expenditures. At June 30, 1996, the state's combined reserves in its general and budget stabilization funds were more than $1.6 billion, with no reductions in reserves expected in 1997. Current estimations show balanced operations for fiscal 1997, including estimated increases in spending of 15.4% for primary and secondary education, 9.5% for human services, and 13.1% for higher education. According to Ohio's capital budget, the state expects to issue new debt totaling $3 billion over the next four years to fund schools, prisons, parks, and natural resource facilities.

The state's relatively large manufacturing sector has been cyclical, accounting for nearly 60% of the state's job losses during the recession of the early 1990s. Recently, however, Ohio's export activity has been strong, particularly with respect to transportation equipment and nonelectrical machinery. The strength of its exports may help lessen some of the state's vulnerability to manufacturing losses during national recessions. While employment has been growing steadily, the rate of growth slowed in 1996, primarily due to slower growth in the automotive manufacturing area. Additional losses in manufacturing are expected through 1998, although total employment is estimated to grow at a rate of 1% a year. Losses in manufacturing are expected to slow personal income growth, with personal income levels already slightly below the national average. The state's unemployment rate, 4.7% in October 1996, is expected to remain below the national rate.


STATE TAX TREATMENT
------------------------------------------------------------------------------


The following information on the state income tax treatment of dividends from the Fund is based upon correspondence and sources believed to be reliable. Except where otherwise noted, the information pertains to individual state income taxation only. You may be subject to local taxes on dividends or the value of your shares. Corporations, trusts, estates and other entities may be subject to other taxes and should consult with their tax advisors or their state department of revenue. For some investors, a portion of the dividend income may be subject to the federal and/or state alternative minimum tax.


ARIZONA


Section 43-1021(4) of the Arizona Income Tax Code states that interest on obligations of the state of Arizona or its political subdivisions is exempt from personal and corporate income tax. Sections 43-1022(6) and 43-1122(6) provide similar tax-exempt treatment for interest on obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). Pursuant to State Income Tax Ruling Number 84-10-5, Arizona does not tax dividend income from regulated investment companies, such as the Arizona Fund, to the extent that such income is derived from such exempt obligations. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.), or obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gain earned by the Fund are included in each shareholder's Arizona taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.


FLORIDA


Florida does not have a personal income tax but does have an intangible personal property tax for residents. According to Florida Statute Section
199.185 and Technical Assistance Advisement 90(C)2-003, issued by the Florida Department of Revenue on August 8, 1990 (as later revised), shares in regulated investment companies organized as business trusts, such as the Florida Fund, will not be subject to Florida's intangible property tax to the extent that the Fund is invested in obligations of the U.S. government, its agencies, instrumentalities and territories (including Puerto Rico, Guam and the Virgin Islands) at the close of business on the last business day of the calendar year.

If the Fund invests all of the remaining portion of its Net Asset Value in exempt obligations of the state of Florida or its municipalities or political subdivisions on such date, then that remaining portion of the Net Asset Value of the Fund (and corresponding value of Fund shares) will also be exempt from Florida's intangibles tax.

According to Florida Technical Assistance Advisement 94(c)2-025, if the Fund invests, such as for temporary or defensive purposes, any of the remaining portion of its portfolio in any asset that is taxable under Florida's intangible tax law, including investments in indirect federal obligations (GNMAs, FNMAs, etc.) or obligations of any other states, then only the portion of Net Asset Value if any that is made up of direct obligations of the U.S. government, or territories and possessions of the U.S. government, may be excluded from the Net Asset Value as being exempt from tax. The remaining Net Asset Value of the Fund is subject to tax.


MASSACHUSETTS


Chapter 62, Section 2, of the Massachusetts General Laws states that dividends received from a regulated investment company, such as the Massachusetts Fund, are exempt from state personal income tax to the extent that such dividends are attributable to interest on obligations of the U.S. government or its territories (including Puerto Rico, Guam and the Virgin Islands). Dividends received from the Fund, which are either exempt-interest dividends or capital gain dividends, to the extent that the interest or gains are attributable to obligations of the Commonwealth of Massachusetts, or any political subdivision, agency or instrumentality within the commonwealth, are also exempt from state personal income tax. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or other obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term capital gains earned by the Fund that are derived from obligations issued by Massachusetts or its political subdivisions, or any of their agencies or instrumentalities is exempt from Massachusetts income tax. Any distributions of net long-term capital gains earned by the Fund from obligations described above will also be exempt from Massachusetts income tax so long as such dividends are identified in a written notice to shareholders not later than 60 days after the close of the Fund's tax year. Distributions by the Fund from sales of obligations other than those listed above will be taxable as follows: Net short-term capital gain distributions will be taxable as dividend income while net long-term capital gain distributions will be taxable at reduced rates from zero to five percent based upon the applicable holding period of the asset as determined under Massachusetts law.

In determining the Massachusetts excise tax on corporations subject to state taxation, distributions from the Fund will generally be included in a corporate shareholder's net income, and in the case of corporations that are defined as "intangible property corporations," shares of the Fund will be included in the computation of net worth.

MICHIGAN



Section 206.30(1) of the Michigan Compiled Laws generally provides that taxable income, for purposes of the Michigan individual income tax, is determined by reference to federal adjusted gross income, with certain modifications. Interest and dividends derived from obligations or securities of states other than Michigan (less related expenses) must be added back in determining Michigan taxable income. Interest and dividends derived from obligations or securities of Michigan (and its political subdivisions) are exempt and are not, therefore, added back in determining Michigan taxable income. Further, income derived from obligations of the U.S. government that the state is prohibited by law from subjecting to a net income tax is subtracted in determining Michigan taxable income. This includes direct obligations of the U.S. government, its agencies, instrumentalities, or possessions (including Puerto Rico, Guam and the Virgin Islands).

Revenue Administrative Bulletin 1986-3, states that a regulated investment company, such as the Michigan Fund, which invests in tax-free municipal obligations of the state of Michigan and its political and governmental subdivisions is permitted to pass-through the exemption of such interest to its shareholders to the extent that such interest qualifies as an exempt-interest dividend of a regulated investment company. The exempt nature of interest from obligations of the U.S. and its territories and possessions may also be passed through to shareholders. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or other obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gains earned by the Fund will generally be included in each shareholder's Michigan taxable income as dividend income and long-term capital gain respectively, and taxed at ordinary income tax rates.

Section 205.133 of the Michigan Compiled Laws exempts from the intangible personal property tax obligations of the state of Michigan and its political subdivisions and obligations of the U.S. and its possessions, agencies and instrumentalities. Pursuant to Revenue Administrative Bulletin 1986-3, an owner of a share of a regulated investment company, such as the Michigan Fund, will be considered the owner of a pro-rata share of the assets of such regulated investment company. It further provides that yield (for intangibles tax purposes) is determined with respect to shares of the Michigan Fund by excluding from gross dividends or interest the pro rata share of the interest or dividends received from such exempt obligations held by the Fund. According to Michigan tax return instructions, capital gains from a regulated investment company that are reinvested in additional shares of the Fund are exempt from intangibles taxes, whereas capital gains distributed in cash are taxable. In 1995, legislation was passed repealing this intangible personal property tax effective January 1, 1998.

MINNESOTA

Section 290.01 of the Code of Minnesota states that individual shareholders will generally not be subject to state income taxation on the exempt-interest dividends distributed by a regulated investment company, such as the Minnesota Fund, provided that at least 95% of the exempt-interest dividends are derived from obligations of the state of Minnesota, or its political or governmental subdivisions. However, such dividends are taken into account in computing the state's alternative minimum tax to the extent they are derived from Minnesota private activity bonds. Minnesota Rule 8002.0300 generally states that dividends paid by the Fund, to the extent attributable to interest derived from obligations of the U.S. government, its authorities, commissions, instrumentalities or territories (including Puerto Rico, Guam and the Virgin Islands), will also be exempt from Minnesota's personal income tax. As a matter of policy, the Fund will continue to earn at least 95% of its income from interest on Minnesota obligations and invest less than 5% of its assets in direct U.S. government, Puerto Rico or other obligations to ensure that the Fund continues to qualify to pay exempt-interest dividends on income from Minnesota obligations. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or other obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gains earned by the Fund are included in each shareholder's Minnesota taxable income as dividend income and long-term capital gain respectively, and are taxed at ordinary income tax rates.

OHIO

Section 5747.01(a) of the Ohio Revised Code states generally that interest on obligations of the state of Ohio and its subdivisions and authorities and of the U.S. and its territories and possessions (to the extent included in federal adjusted gross income but exempt from state income taxes under U.S.
laws) is exempt from Ohio state personal income tax. Distributions of such income by regulated investment companies, such as the Ohio Fund, will also be exempt from the Ohio personal income tax and the Ohio corporation franchise tax computed on the net income basis. Shares of the Ohio Fund will, however, be included in a shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or other obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gains earned by the Fund are included in each shareholder's Ohio taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.



FRANKLIN
TAX-FREE
TRUST


STATEMENT OF
ADDITIONAL INFORMATION
777 Mariners Island Blvd., P.O. Box 7777
San Mateo, CA 94403-7777  1-800/DIAL BEN
JULY 1, 1997
------------------------------------------------------------------------

TABLE OF CONTENTS
How does the Fund Invest its Assets? .............    2
Investment Restrictions ..........................    4
Officers and Trustees ............................    5
Investment Management
 and Other Services ..............................    9
How does the Fund Buy
 Securities for its Portfolio? ...................   10
How Do I Buy, Sell and
 Exchange Shares? ................................   10
How are Fund Shares Valued? ......................   13
Additional Information on
 Distributions and Taxes .........................   13
The Fund's Underwriter ...........................   14
How does the Fund
 Measure Performance? ............................   17
Miscellaneous Information ........................   21
Financial Statements .............................   23
Useful Terms and Definitions .....................   23
Appendices
 Description of Ratings ..........................   24
 State Risk Factors ..............................   27
 State Tax Treatment .............................   30


------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
------------------------------------------------------------------------------

This SAI describes the ten series of Franklin Tax-Free Trust (the "Trust"), an open-end management investment company, listed below. Each series may individually or together be referred to as the "Fund(s)."

Franklin  AlabamaTax-Free  Income Fund Class I & Class II
Franklin  Florida  Tax-Free Income Fund Class I & Class II
Franklin Georgia Tax-Free Income Fund Class I & Class II Franklin Kentucky Tax-Free Income Fund Class I
Franklin Louisiana Tax-Free Income Fund Class I & Class II Franklin Maryland Tax-Free Income Fund Class I & Class II Franklin Missouri Tax-Free Income Fund Class I & Class II Franklin North Carolina Tax-Free Income Fund Class I & Class II Franklin Texas Tax-Free Income Fund Class I & Class II
Franklin  Virginia Tax-Free Income Fund Class I & Class II


The Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital. The Fund also seeks to provide a maximum level of income that is exempt from the personal income taxes, if any, for resident shareholders of the named state.

The Fund seeks to achieve its objective by investing primarily in municipal securities issued by or on behalf of its respective state and that state's local governments, municipalities, authorities, agencies and political subdivisions.

The Prospectus, dated July 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.


----------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
-------------------------------------------------------------------------------


HOW DOES THE FUND INVEST ITS ASSETS?
-----------------------------------------------------------------------------

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"



All of the Funds, except the Maryland Fund, are diversified series of the Trust. The Maryland Fund is a non-diversified series. As a fundamental policy, none of the diversified Funds will buy a security if, with respect to 75% of its net assets, more than 5% would be in the securities of any single issuer (with the exception of obligations of the U.S. government). For this purpose, each political subdivision, agency, or instrumentality, each multi-state agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity is considered a separate issuer. Escrow-secured or defeased bonds, described below, are not generally considered an obligation of the original municipality when determining diversification. Please see "Investment Restrictions" for the diversification requirements the Maryland Fund intends to meet.


DESCRIPTION OF MUNICIPAL AND OTHER SECURITIES


The Prospectus contains a general description of municipal securities. The following provides more detailed information about the various municipal and other securities in which the Fund may invest. There may be other types of municipal securities that become available that are similar to those described below and in which the Fund may also invest, if consistent with its investment objectives and policies.


TAX ANTICIPATION NOTES. These are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, which will be used to pay the notes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.


REVENUE ANTICIPATION NOTES. These are issued in expectation of the receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.


BOND ANTICIPATION NOTES. These are normally issued to provide interim financing until long-term financing can be arranged. Long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES. These are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.


TAX-EXEMPT COMMERCIAL PAPER. This typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs.

MUNICIPAL BONDS. These meet longer-term capital needs and generally have maturities of more than one year when issued. They have two principal
classifications:   general  obligation  bonds  and  revenue  bonds.


1. GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.


2. REVENUE BONDS. Revenue bonds are not secured by the full faith, credit and taxing power of the issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Some authorities are provided further security in the form of state assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS. These are bonds that pay tax-exempt interest and are, in most cases, revenue bonds. They are issued by or on behalf of public authorities to raise money for the financing of various privately operated facilities for business, manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on these bonds is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other personal property as security for payment.

FLOATING OR VARIABLE RATE DEMAND NOTES ("VRDNS"). These are tax-exempt obligations with a floating or variable interest rate. They have a right of demand, which may be unconditional, to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally up to 30 days, before specified dates. The payment may be received either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the note. The interest rate is adjustable at intervals ranging from daily up to monthly, and is calculated to maintain the market value of the VRDN at approximately its par value upon the adjustment date.

WHEN-ISSUED TRANSACTIONS. Municipal securities are frequently issued on a "when-issued" basis. When so issued, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income on those assets. It is the Fund's intention, however, to be fully invested to the extent practicable and consistent with its investment policies. When the Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Fund believes that its Net Asset Value or income will not be adversely affected by its purchase of municipal securities on a when-issued basis.

CALLABLE BONDS. Callable bonds allow the issuer to redeem the bonds before their maturity dates. To protect bondholders, however, callable bonds may be issued with provisions that prevent them from being called for a period of time, typically five to ten years from the date of issue. During times of generally declining interest rates, if the call-protection on a callable bond expires, there is an increased likelihood that the bond may be called by the issuer. Advisers may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential.

When pricing callable bonds, each bond is marked-to-market daily based on the bond's call date. Thus, the call of some or all of the Fund's callable bonds may have an impact on the Fund's Net Asset Value. Based on a number of factors, including certain portfolio management strategies used by Advisers, the Fund believes it has reduced the risk of an adverse impact on its Net Asset Value based on calls of callable bonds. In light of the Fund's pricing policies and because the Fund follows certain amortization procedures required by the IRS, the Fund is not expected to suffer any material adverse impact related to the value at which the Fund has carried the bonds in connection with calls of bonds purchased at a premium. Notwithstanding these policies, however, the reinvestment of the proceeds of any called bond may be in bonds that pay a lower rate of return than the called bonds and, as with any investment strategy, there is no guarantee that a call may not have a more substantial impact than anticipated.


ESCROW-SECURED OR DEFEASED BONDS. These are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue that is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer uses the proceeds of a new bond issue to buy high grade, interest bearing debt securities that are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moody's, S&P or Fitch.

STRIPPED MUNICIPAL SECURITIES. Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on the municipal securities.

ZERO-COUPON SECURITIES. The Fund may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not obtain any return on its investment.

Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value is generally more volatile than other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than the value of bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.



The Fund's investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. In order to generate cash to satisfy distribution requirements, the Fund may be required to sell portfolio securities that it otherwise may have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

CONVERTIBLE AND STEP COUPON BONDS. The Fund may invest a portion of its assets in convertible and step coupon bonds. Convertible bonds are zero-coupon securities until a predetermined date, at which time they convert to a specified coupon security. The coupon on step coupon bonds changes periodically during the life of the security based on predetermined dates chosen when the security is issued.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). The Board reviews COPs held in the Fund's portfolio to assure that they are liquid investments based on various factors reviewed by Advisers and monitored by the Board. These factors include (a) the credit quality of the securities and the extent to which they are rated or, if unrated, comply with existing criteria and procedures followed to ensure that they are of comparable quality to the ratings required for the Fund to invest, including an assessment of the likelihood that the leases will not be canceled; (b) the size of the municipal securities market, both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal securities of comparable credit rating or quality.

U.S. GOVERNMENT OBLIGATIONS. These are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

COMMERCIAL PAPER. This refers to promissory notes issued by corporations in order to finance their short-term credit needs.



LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 102%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


INVESTMENT RESTRICTIONS
-----------------------------------------------------------------------------


The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:


1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

2. Buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.


3. Make loans, except through the purchase of readily marketable debt securities which are either publicly distributed or customarily purchased by institutional investors. Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower; provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.


4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.


5. Purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer, except with respect to the Maryland Fund, which will not purchase a security, if as a result: i) more than 25% of its total assets would be invested in the securities of a single issuer or ii) with respect to 50% of its total assets, more than 5% of its assets would be invested in the securities of a single issuer.


6. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment advisor own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" in accordance with its investment policies.

9. Invest in companies for the purpose of exercising control or management.


10. Purchase securities of other investment companies, except in connection with a merger, consolidation or reorganization except to the extent the Fund invests its uninvested daily cash balances in shares of the Franklin Tax-Exempt Money Fund and other tax-exempt money market funds in the Franklin Templeton Group of Funds provided i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the fund's shares (as determined under Rule 12b-1, as amended under the federal securities laws) and iii) provided aggregate investments by the Fund in any such money market fund do not exceed (A) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.


11. Invest
more than 25% of its assets in securities of any industry; although for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES
------------------------------------------------------------------------------


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).







                                 POSITIONS AND OFFICES  PRINCIPAL OCCUPATION
  NAME, AGE AND ADDRESS          WITH THE TRUST       DURING THE PAST FIVE YEARS
-----------------------------------------------------------------------------
     Frank H. Abbott, III (76)
     1045 Sansome Street
     San Francisco, CA 94111

     Trustee


     President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 29 of the investment companies in the Franklin Templeton Group of Funds.


     Harris J. Ashton (65)
     General Host Corporation
     Metro Center, 1 Station Place
     Stamford, CT 06904-2045

     Trustee

     President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.



      S. Joseph Fortunato (64)
      Park Avenue at Morris County
      P.O. Box 1945
      Morristown, NJ 07962-1945

     Trustee

     Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.



     David W. Garbellano (82)
     111 New Montgomery St., #402
     San Francisco, CA 94105

     Trustee

     Private investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director or trustee, as the case may be, of 28 of the investment companies in the Franklin Templeton Group of Funds.



     * Charles B. Johnson (64)
     777 Mariners Island Blvd.
     San Mateo, CA 94404

     Chairman of the Board and Trustee

     President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin
     Resources, Inc. and of 54 of the investment companies in the Franklin Templeton Group of Funds.


-
     * Rupert H.  Johnson,  Jr. (56)
     777 Mariners  Island Blvd.
     San Mateo, CA 94404

     President and Trustee

     Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin
     Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin
     Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.



     Frank W. T. LaHaye (68)
     20833 Stevens Creek Blvd.,
     Suite 102
     Cupertino, CA 95014

     Trustee

     General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.



     Gordon S. Macklin (69)
     8212 Burning Tree Road
     Bethesda,  MD 20817

     Trustee

     Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping) and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds; FORMERLY Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.



     Harmon E. Burns (52)
     777 Mariners Island Blvd.
     San Mateo, CA      94404

     Vice President

     Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Mutual Advisers, Inc.; and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin
     Resources, Inc. and 58 of the investment companies in the Franklin Templeton Group of Funds.



     Don Duerson (64)
     777 Mariners  Island Blvd.
     San Mateo,  CA  94404

     Vice President

     Vice President, Franklin Advisers, Inc.; and officer of one investment company in the Franklin Templeton Group of Funds.



     Martin L. Flanagan (37)
     777 Mariners  Island Blvd.
     San  Mateo,  CA  94404

     Vice President and Chief Financial Officer

     Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Director and Executive Vice President, Templeton Worldwide, Inc.; Director, Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.



     Deborah R.  Gatzek  (48)
     777  Mariners  Island  Blvd.
     San Mateo,  CA 94404

     Vice President and Secretary

     Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 58 of the investment companies in the Franklin Templeton Group of Funds.



     Thomas J. Kenny (34)
     777 Mariners Island Blvd.
     San Mateo, CA 94404

     Vice President

     Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in the Franklin Templeton Group of Funds.



     Diomedes Loo-Tam (58)
     777 Mariners Island Blvd.
     San Mateo, CA 94404

     Treasurer and Principal Accounting Officer


     Employee of Franklin Advisers, Inc.; and officer of 35 of the investment companies in the Franklin Templeton Group of Funds.



     Edward V. McVey (59)
     777 Mariners Island Blvd.
     San Mateo, CA  94404

     Vice President

     Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 30 of the investment companies in the Franklin Templeton Group of Funds.



The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $1,300 per month plus $1,300 per meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.


                                                               NUMBER OF
                                         TOTAL FEES           BOARDS IN THE
                          TOTAL FEES     RECEIVED FROM THE   FRANKLIN TEMPLETON
                          RECEIVED FROM  FRANKLIN TEMPLETON  GROUP OF FUNDS ON
                          THE TRUST*     GROUP OF FUNDS**  WHICH EACH SERVES***


-----------------------------------------------------------------------------
Frank H. Abbott, III ......$29,900          $165,236                 29
Harris J. Ashton     ......$29,900          $343,591                 53
S.Joseph Fortunato   ......$29,900          $360,411                 55
David W. Garbellano  ......$28,600          $148,916                 28
Frank W.T.LaHaye     ......$29,900          $139,233                 27
Gordon S. Macklin    ......29,900           $335,541                 50

*For the fiscal year ended February 28, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 59 registered investment companies, with approximately 167 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of June 3, 1997, the officers and Board members did not own of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

INVESTMENT MANAGEMENT AND OTHER SERVICES
-----------------------------------------------------------------------------



INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."


MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to a monthly rate of 5/96 of 1% of the value of its net assets up to and including $100 million; and 1/24 of 1% of the value of its net assets over $100 million up to and including $250 million; and 9/240 of 1% of the value of its net assets in excess of $250 million. The fee is computed at the close of business on the last business day of each month. Each class pays its proportionate share of the management fee. The table below shows the management fees paid by the Fund for the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997.


                         MANAGEMENT FEES PAID
                    1997          1996         1995
--------------------------------------------------------------------------
Alabama
 Fund........    $1,079,285    $1,025,448    $ 969,002
Florida
 Fund........     6,567,507     6,180,348    5,976,798
Georgia
 Fund........       812,505       744,453      703,628
Kentucky
 Fund........        66,255*       49,195*      34,216*
Louisiana
 Fund........       692,158       655,033      661,267
Maryland
 Fund ........    1,033,178       954,307      877,941
Missouri
 Fund........     1,416,882     1,318,581    1,246,460
North
 Carolina
 Fund........     1,410,760     1,292,366    1,181,708
Texas
 Fund........       762,188       776,321      804,364
Virginia
 Fund........     1,519,947     1,441,960    1,385,287

*For the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, management fees, before any advance waiver, totaled $190,072, $223,931 and $260,610, respectively. Under and agreement by Advisers to limit its fees, the Kentucky Fund paid the management fees shown.

MANAGEMENT AGREEMENT. The management agreement is in effect until March 31, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 30 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.


ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.


SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.


CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended February 28, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?
--------------------------------------------------------------------------


Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Fund does not buy bonds in underwritings where it is given no choice, or only limited choice, in the designation of dealers to receive the commission. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


During the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, the Fund paid no brokerage commissions.

As of February 28, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?
---------------------------------------------------------------------------

ADDITIONAL INFORMATION ON BUYING SHARES


The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus.


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:

                                                  SALES
SIZE OF PURCHASE - U.S. DOLLARS                  CHARGE
--------------------------------------------------------------------------
Under $30,000 .................................    3%
$30,000 but less than $100,000 ................    2%
$100,000 but less than $400,000 ...............    1%
$400,000 or more ..............................    0%


Other Payments to Securities Dealers. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at the Net Asset Value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL  INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day for Class I shares and on the prior business day for Class II shares. If the processing dates are different, the date of the Net Asset Value used to redeem the shares will also be different for Class I and Class II shares.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.


THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.


REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL  INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.


HOW ARE FUND SHARES VALUED?
-----------------------------------------------------------------------------


We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. In the absence of a sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of municipal securities.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.


Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION
ON DISTRIBUTIONS AND TAXES
----------------------------------------------------------------------------

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. INCOME DIVIDENDS. The Fund receives income generally in the form of interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made twice each year, once in December and once following the end of the Fund's fiscal year. These distributions, when made, will generally be fully taxable to the Fund's shareholders. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, to the alternative minimum tax on a portion of its tax-exempt income, and distributions (including tax-exempt interest dividends) to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. The Fund intends, as a matter of policy, to declare and pay these dividends, if any, in December to avoid the imposition of this tax, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders subject to taxation, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount realized from the transaction, subject to the rules described below. If you hold your shares as a capital asset, gain or loss realized will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you from your investment in the Fund and will be disallowed to the extent of exempt-interest dividends paid to you with respect to such shares.


All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Group of Funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities and commercial paper do not generally qualify for tax-free treatment. To the extent that such investments are made, the Fund will provide you with the percentage of any dividends paid that may qualify for such tax-free treatment at the end of each calendar year. You should consult with your own tax advisor with respect to the application of your state and local laws to these distributions and on the application of other state and local laws on distributions and redemption proceeds received from the Fund. For more information, please see "Appendices - State Tax Treatment."


If you are defined in the Code as a "substantial user" (or related person) of facilities financed by private activity bonds, you should consult your tax advisor before buying shares of the Fund.

THE FUND'S UNDERWRITER
---------------------------------------------------------------------------


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for each class of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


The table below shows the aggregate underwriting commissions received by Distributors in connection with the offering of the Fund's shares, the net underwriting discounts and commissions retained by Distributors after allowances to dealers, and the amounts received by Distributors in connection with redemptions or repurchases of shares for the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997.

                                                                                         AMOUNT RECEIVED
                                                              TOTAL         AMOUNT        IN CONNECTION
                                                           COMMISSIONS    RETAINED BY   WITH REDEMPTIONS
                                                            RECEIVED     DISTRIBUTORS    OR REPURCHASES
----------------------------------------------------------------------------------------------------------------


            1997

            Alabama Fund .............................       $ 714,659      $ 46,026           $ 859
            Florida Fund .............................       4,989,349       320,319          13,709
            Georgia Fund .............................         589,639        36,558             688
            Kentucky Fund ............................         263,208        16,972              --
            Louisiana Fund ...........................         503,212        30,444           5,331
            Maryland Fund ............................         925,907        55,499           2,211
            Missouri Fund ............................       1,133,635        71,462           2,759
            North Carolina Fund ......................       1,199,579        73,060           1,322
            Texas Fund ...............................         254,884        16,652              16
            Virginia Fund ............................       1,202,582        76,437           1,039
            1996
            Alabama Fund .............................       $ 699,785      $ 44,192             $--
            Florida Fund .............................       4,497,258       291,187          23,101
            Georgia Fund .............................         652,146        40,452              --
            Kentucky Fund ............................         187,687        12,551              --
            Louisiana Fund ...........................         339,900        21,165              --
            Maryland Fund ............................         937,157        59,111             480
            Missouri Fund ............................         900,767        56,179          11,741
            North Carolina Fund ......................       1,283,034        81,834              --
            Texas Fund ...............................         258,255        16,685              --
            Virginia Fund ............................         963,532        60,342              --
            1995
            Alabama Fund .............................       $ 643,138      $ 31,977              --
            Florida Fund .............................       3,251,098       167,327              --
            Georgia Fund .............................         523,120        25,986              --
            Kentucky Fund ............................         241,431         9,670              --
            Louisiana Fund ...........................         334,861        17,215              --
            Maryland Fund ............................         764,216        37,696              --
            Missouri Fund ............................       1,080,398        52,784              --
            North Carolina Fund ......................       1,089,308        51,529              --
            Texas Fund ...............................         243,044        14,162              --
            Virginia Fund ............................         998,646       946,658              --


Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLANS


Class I and Class II have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.



THE CLASS I PLAN. Under the Class I plan, the Fund may pay up to a maximum of 0.10% per year of Class I's average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.


In implementing the Class I plan, the Board has determined that the annual fees payable under the plan will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class I shares of the Fund that were acquired by investors on or after May 1, 1994, the effective date of the plan ("New Assets"), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by Class I shares of the Fund that were acquired before May 1, 1994 ("Old Assets"). These fees will be paid to the current Securities Dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. When the Fund reaches $4 billion in assets, the amount to be paid to Distributors will be reduced from 0.02% to 0.01%. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.


The fee is a Class I expense. This means that all Class I shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class I and, as Class I shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class I shares purchased on or after May 1, 1994, increases in relation to outstanding Class I shares, the expenses attributable to payments under the plan will also increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class I plan, the plan permits the Board to allow the Fund to pay a full 0.10% on all assets at any time. The approval of the Board would be required to change the calculation of the payments to be made under the Class I plan.

The Class I plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

The Class II Plan. Under the Class II plan, the Fund pays Distributors up to 0.50% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.


Under the Class II plan, the Fund also pays an additional 0.15% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.

THE CLASS I AND CLASS II PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers or by vote of a majority of the outstanding shares of the class. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended February 28, 1997, Distributors' eligible expenditures for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plans and the amounts the Fund paid Distributors under the plans were as follows:



                                                             CLASS I                    CLASS II
----------------------------------------------------------------------------------------------------------------
                                                  DISTRIBUTORS'      AMOUNT      DISTRIBUTORS'   AMOUNT
                                                    ELIGIBLE         PAID BY       ELIGIBLE      PAID BY
                                                    EXPENSES          FUND         EXPENSES       FUND
----------------------------------------------------------------------------------------------------------------


            Alabama Fund ......................       $ 156,493      $ 152,513      $ 53,669     $22,038
            Florida Fund ......................       1,130,315      1,117,185       190,959      89,684
            Georgia Fund ......................         118,604        109,800        44,456      17,885
            Kentucky Fund .....................          41,113         35,208            --          --
            Louisiana Fund ....................          92,538         88,822        33,046      15,542
            Maryland Fund .....................         158,239        152,763        56,570      16,015
            Missouri Fund .....................         217,308        206,119        44,539      16,192
            North Carolina Fund ...............        217,070*        217,070*       90,669      42,851
            Texas Fund ........................         100,634         99,432         8,366       2,177
            Virginia Fund .....................         228,484        224,522        54,340      26,218


*For the fiscal year ended February 28, 1997, the total amount paid pursuant to the North Carolina Fund's Class I plan, which amount equaled Distributors' eligible expenditures, was used for advertising ($15,155), printing and mailing of prospectuses other than to current shareholders ($21,348), payments to underwriters ($20,194) and payments to brokers-dealers ($160,373).



HOW DOES THE FUND MEASURE PERFORMANCE?
-------------------------------------------------------------------------


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance for each class follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-, five-year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total return for each class for the indicated periods ended February 28, 1997, was as follows:



                                                                     AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------
                                                                INCEPTION    ONE-      FIVE-      FROM
                                                                  DATE       YEAR      YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------

            Alabama Fund - Class I .........................    09/01/87    1.35%        6.37%   7.54%
            Alabama Fund - Class II ........................    05/01/95    3.23        --       6.63
            Florida Fund - Class I .........................    09/01/87    0.72         6.31    7.78
            Florida Fund - Class II ........................    05/01/95    2.61        --       6.28
            Georgia Fund - Class I .........................    09/01/87    0.97         6.14    7.54
            Georgia Fund - Class II ........................    05/01/95    2.93        --       6.07
            Kentucky Fund ..................................    10/12/91    1.36         6.61    6.71
            Louisiana Fund - Class I .......................    09/01/87    1.46         5.94    7.43
            Louisiana Fund - Class II ......................    05/01/95    3.27        --       6.47
            Maryland Fund - Class I ........................    10/03/88    0.73         6.36    7.08
            Maryland Fund - Class II .......................    05/01/95    2.60        --       6.83
            Missouri Fund - Class I ........................    09/01/87    0.59         6.40    7.56
            Missouri Fund - Class II .......................    05/01/95    2.30        --       6.41
            North Carolina Fund - Class I ..................    09/01/87    0.91         6.00    7.50
            North Carolina Fund - Class II .................    05/01/95    2.78        --       6.20
            Texas Fund - Class I ...........................    09/01/87    1.36         6.20    7.69
            Texas Fund - Class II ..........................    05/01/95    3.43        --       6.84
            Virginia Fund - Class I ........................    09/01/87    0.68         6.23    7.58
            Virginia Fund - Class II .......................    05/01/95    2.57        --       6.28


These figures were calculated according to the SEC formula:

                                                            n
                                                      P(1+T)  = ERV
where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

   ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-year or from inception periods at the end of the one-, five-year or from inception periods


CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-, five-year or from inception periods. The cumulative total return for each class for the indicated periods ended February 28, 1997, was as follows:



                                                                       CUMULATIVE TOTAL RETURN
----------------------------------------------------------------------------------------------------------------
                                                                INCEPTION    ONE-      FIVE-      FROM
                                                                  DATE       YEAR      YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------

            Alabama Fund - Class I .........................    09/01/87    1.35%        36.16%  99.49%
            Alabama Fund - Class II ........................    05/01/95    3.23         --      12.50
            Florida Fund - Class I .........................    09/01/87    0.72         35.79  103.81
            Florida Fund - Class II ........................    05/01/95    2.61         --      11.83
            Georgia Fund - Class I .........................    09/01/87    0.97         34.71   99.52
            Georgia Fund - Class II ........................    05/01/95    2.93         --      11.43
            Kentucky Fund ..................................    10/12/91    1.36         37.71   41.93
            Louisiana Fund - Class I .......................    09/01/87    1.46         33.43   97.63
            Louisiana Fund - Class II ......................    05/01/95    3.27         --      12.19
            Maryland Fund - Class I ........................    10/03/88    0.73         36.11   77.76
            Maryland Fund - Class II .......................    05/01/95    2.60         --      12.90



                                                                 CUMULATIVE TOTAL RETURN

----------------------------------------------------------------------------------------------------------------
                                                                INCEPTION    ONE-      FIVE-      FROM
                                                                  DATE       YEAR      YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------------

            Missouri Fund - Class I ........................    09/01/87    0.59%        36.35%  99.95%
            Missouri Fund - Class II .......................    05/01/95    2.30         --      12.08
            North Carolina Fund - Class I ..................    09/01/87    0.91         33.84   98.88
            North Carolina Fund - Class II .................    05/01/95    2.78         --      11.68
            Texas Fund - Class I ...........................    09/01/87    1.36         35.06  102.16
            Texas Fund - Class II ..........................    05/01/95    3.43         --      12.92
            Virginia Fund - Class I ........................    09/01/87    0.68         35.25  100.18
            Virginia Fund - Class II .......................    05/01/95    2.57         --      11.83


YIELD

CURRENT YIELD. Current yield of each class shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share of each class earned during a 30-day base period by the applicable maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yield for each class for the 30-day period ended February 28, 1997, was as follows:


                                             YIELD
-----------------------------------------------------------------------------
                                       CLASS I  CLASS II
-----------------------------------------------------------------------------
Alabama Fund ......................    4.79%     4.35%
Florida Fund ......................    4.78      4.37
Georgia Fund ......................    4.42      4.00
Kentucky Fund .....................    5.17         --
Louisiana Fund ....................    4.78      4.33
Maryland Fund .....................    4.66      4.20
Missouri Fund .....................    4.71      4.25
North Carolina Fund ...............    4.68      4.27
Texas Fund ........................    4.63      4.20
Virginia Fund .....................    4.68      4.22


These figures were obtained using the following SEC formula:
                                               6
                           Yield = 2 [(a-b + 1)  - 1]
                                -----------
                                       cd
where:

     a    = interest earned during the period

     b    = expenses accrued for the period (net of reimbursements)

     c    = the average  daily  number of shares  outstanding  during the period that were entitled to receive dividends


     d    = the maximum Offering Price per share on the last day of the period



TAXABLE-EQUIVALENT YIELD. The Fund may also quote a taxable-equivalent yield for each class that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield for the class. Taxable-equivalent yield is computed by dividing the portion of the class' yield that is tax-exempt by one minus the highest applicable combined federal and state income tax rate and adding the product to the portion of the class' yield that is not tax-exempt, if any. The taxable-equivalent yield for each class for the 30-day period ended February 28, 1997, was as follows:

                                           TAXABLE-
                                       EQUIVALENT YIELD
----------------------------------------------------------------------------
                                       CLASS I  CLASS II
----------------------------------------------------------------------------
Alabama Fund ......................    8.34%        7.58%
Florida Fund ......................    7.91         7.24
Georgia Fund ......................    7.78         7.04
Kentucky Fund .....................    9.10        --
Louisiana Fund ....................    8.42         7.62
Maryland Fund .....................    8.34         7.51
Missouri Fund .....................    8.29         7.48
North Carolina Fund ...............    8.40         7.66
Texas Fund ........................    7.67         6.95
Virginia Fund .....................    8.22         7.42


As of February 28, 1997, the combined federal and state income tax rate upon which the taxable-equivalent yield quotations are based was as follows:


                                              COMBINED
                                                RATE*
-------------------------------------------------------------------------
Alabama ..................................     42.62%
Florida ..................................     39.60
Georgia ..................................     43.22
Kentucky .................................     43.22
Louisiana ................................     43.22
Maryland .................................     44.13**
Missouri .................................     43.22
North Carolina ...........................     44.28
Texas ....................................     39.60
Virginia .................................     43.07


*Based on the maximum combined state and 39.6% federal tax rate.


**Based on the maximum combined federal, state and county tax rate.


From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Fund will be updated to reflect these changes. The Fund expects updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Fund, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Fund.

CURRENT  DISTRIBUTION  RATE


Current yield and taxable-equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts which were or will be paid to shareholders of a class. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, such as short-term capital gains, and is calculated over a different period of time. The current distribution rate for each class for the 30-day period ended February 28, 1997, was as follows:

                                            CURRENT
                                       DISTRIBUTION RATE
----------------------------------------------------------------------------
                                       CLASS I  CLASS II
----------------------------------------------------------------------------
Alabama Fund ......................    5.39%        4.94%
Florida Fund ......................    5.65         5.33
Georgia Fund ......................    5.13         4.78
Kentucky Fund .....................    5.30        --
Louisiana Fund ....................    5.48         4.98
Maryland Fund .....................    5.27         4.81
Missouri Fund .....................    5.24         4.78
North Carolina Fund ...............    5.09         4.59
Texas Fund ........................    5.66         5.20
Virginia Fund .....................    5.32         4.90


A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the class' current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal and state tax rates available to the Fund. The taxable-equivalent distribution rate for each class for the 30-day period ended February 28, 1997, was as follows:


                                           TAXABLE-
                                          EQUIVALENT
                                       DISTRIBUTION RATE
---------------------------------------------------------------------------
                                       CLASS I  CLASS II
---------------------------------------------------------------------------
Alabama Fund ......................    9.39%        8.61%
Florida Fund ......................    9.35         8.82
Georgia Fund ......................    9.04         8.42
Kentucky Fund .....................    9.33        --
Louisiana Fund  ...................    9.65         8.77

                                           TAXABLE-
                                          EQUIVALENT
                                       DISTRIBUTION RATE
-----------------------------------------------------------------------------
                                       CLASS I  CLASS II
---------------------------------------------------------------------------
Maryland Fund .....................    9.43%        8.60%
Missouri Fund .....................    9.23         8.42
North Carolina Fund ...............    9.14         8.24
Texas Fund ........................    9.37         8.61
Virginia Fund .....................    9.35         8.61


VOLATILITY


Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of each class' performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Salomon Brothers Broad Bond Index or its component indices - measures yield, price, and total return for Treasury, agency, corporate and mortgage bonds.

b) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

c) Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

d) Bond Buyer 20-Bond Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

e) Bond Buyer 30-Bond Index - an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.

f) Financial  publications:  The Wall
Street Journal, and Business Week, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

g) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

h)
Historical   data  supplied  by  the  research   departments   of  First  Boston
Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman
Brothers  and  Bloomberg,   L.P.

i) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

j) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

l) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

m) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

n)  Standard  & Poor's  Bond  Indices  - measure  yield and price of  corporate,
municipal,   and  government  bonds.  From  time  to  time,   advertisements  or
information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or sales material issued by the Fund may also discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.


Advertisements or information may also compare a class' performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION
------------------------------------------------------------------------------


The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $191 billion in assets under management for more than 5.2 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 122 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

Franklin is a leader in the tax-free mutual fund industry and manages more than $44 billion in municipal bond assets for over three quarters of a million investors. Franklin's municipal research department is one of the largest in the industry. According to Research and Ratings Review, Franklin's municipal research team ranked number 2 out of 800 investment advisory firms surveyed by TMS Holdings, Inc., as of March 31, 1996.


Under current tax laws, municipal securities remain one of the few investments offering the potential for tax-free income. In 1997, taxes could cost as much as $47 on every $100 earned from a fully taxable investment (based on the maximum combined 39.6% federal tax rate and the highest state tax rate of 12% for 1997). Franklin tax-free funds, however, offer tax relief through a professionally managed portfolio of tax-free securities selected based on their yield, quality and maturity. An investment in a Franklin tax-free fund can provide you with the potential to earn income free of federal taxes and, depending on the fund, state and local taxes as well, while supporting state and local public projects. Franklin tax-free funds may also provide tax-free compounding, when dividends are reinvested. An investment in Franklin's tax-free funds can grow more rapidly than similar taxable investments.

Municipal securities are generally considered to be creditworthy, second in quality only to securities issued or guaranteed by the U.S. government and its agencies. The market price of such securities, however, may fluctuate. This fluctuation will have a direct impact on the Net Asset Value of an investment in the Fund.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment objectives, no two are exactly alike. As noted in the Prospectus, shares of the Fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

According to Strategic Insight, dated February 28, 1997, the Florida Fund is the largest Florida municipal bond fund. The Alabama, Georgia and Missouri Funds are also the largest municipal bond funds in their respective states. As of June 3, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:


                                      SHARE       PER-
NAME AND ADDRESS                     AMOUNT      CENTAGE
-----------------------------------------------------------------------------
GEORGIA FUND - CLASS II

Win Communication Corp.........     21,974.877    5.3%
ATTN: Jim May
6755 Jimmy Carter Blvd.
Norcross, GA 30071-1702

MISSOURI FUND - CLASS II

Alice C. Prewitt ...............    39,904.165    8.6
9 Crabapple Ct.
Olivette, MO 63132

TEXAS FUND - CLASS II

Family LTD Partnership..........    10,774.557   11.8
Alo Family Limited
4512 Teas St.
Bellaire, TX 77401-4223

Prudential Securities Inc. .....     9,033.649    9.9
FBO Nina Carr Bondurant
200 Patterson, Apt. 216
San Antonio, TX 78209-6265

Lonnie Kelly & .................     5,208.877    5.7%
Mary H. Kelly Jt Ten
133 Cattail Creek
Kerrville, TX 78028

J.B. Taylor & ..................     4,771.870    5.2
Joe Bob Taylor Jt Ten
1010 Emerald Isle #124
Dallas, TX 75218



From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.



FINANCIAL STATEMENTS
----------------------------------------------------------------------------


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended February 28, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS
---------------------------------------------------------------------------

1940 ACT -  Investment  Company  Act of 1940,  as  amended

ADVISERS  - Franklin
Advisers,  Inc., the Fund's investment  manager

BOARD - The Board of Trustees of
the Trust

CD - Certificate  of deposit


CLASS I AND CLASS II - Each Fund, except the Kentucky Fund, offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Kentucky Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal  Revenue Code of 1986, as amended


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund Franklin Templeton Group - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

Franklin Templeton Group of Funds - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT Services - Franklin Templeton Services, Inc., the Fund's administrator


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal  Revenue  Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service,  Inc.


NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange


OFFERING PRICE - The public offering price is based on the Net Asset
Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II.

PROSPECTUS - The prospectus for the Fund dated July 1, 1997, as may be amended from time to time

RESOURCES  - Franklin  Resources,  Inc.

SAI -  Statement  of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.



U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDICES

DESCRIPTION OF RATINGS
------------------------------------------------------------------------------

MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Municipal bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA: Municipal bonds rated Ba are judged to have predominantly speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Municipal bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.



CON.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

S&P


AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.


BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.




NOTE: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. B:
Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.



Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:



MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL  PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


FITCH


Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions. D: Default. Actual or imminent payment default. LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.


STATE RISK FACTORS
-----------------------------------------------------------------------------


The following information is provided in light of the Fund's policy of investing primarily in municipal securities issued by or on behalf of its respective state, and that state's local governments, municipalities, authorities, agencies and political subdivisions. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities in the Fund's respective state to meet their debt obligations or the economic or political conditions within the state. It is based on information available to the Fund as of the date of this SAI and on historically reliable sources, including periodic publications by national rating services, but it has not been independently verified by the Fund.

ALABAMA

Alabama's fiscal policies have been conservative. Under the state's constitution, expenditure reductions are required to prevent deficit spending should the state experience revenue shortfalls. Historically, the state has been able to balance its financial operations and has not needed to make across the board cuts since fiscal 1993. The state's efforts to maintain a balanced budget have been helped by Alabama's recent economic growth and strict cost containment measures. For example, in fiscal years 1994 and 1995, hiring freezes were implemented to contain growth in the budget. For fiscal 1997, the governor has recommended zero net budgetary growth in the general fund. As a result, the state's total debt service has remained low, at less than 5% of the state's major expenditures.

Alabama is under a court order to remedy constitutional violations of funding equity and adequacy in its school systems. The Alabama Special Educational Trust Fund has been the state's largest operating fund and has been funded primarily by income, sales and use taxes. To address some of the deficiencies, the governor has recommended that all new revenue growth in the educational trust go to K-12 schools and the state has issued revenue bonds totaling $215 million for capital improvements to its schools. It is not yet known whether these steps will be sufficient to satisfy the court order.

FLORIDA

Florida's overall economic performance has continued to exceed national levels. The state's services, construction and trade sectors accounted for 82% of all new employment between 1993 and 1996, and recently comprised over 64% of the state's labor force. Florida's tourism industry, which supports the state's other employment sectors, has been somewhat erratic since the recession in the early 1990s. A tourism increase of 3.2% is expected, however, through fiscal 1998. Overall, employment is expected to grow at an annual rate of 2.5% through 2001, a rate which would rank Florida third in the nation.

Due in large part to the state's healthy economy, Florida's population has also continued to grow. It is now the fourth most populated state in the U.S. Its per capita income, while close to the national average, exceeded regional levels by almost 11% as of April 1997. Because of its substantial retirement age population, however, its income structure is dependent on property income and transfer payments, such as social security and pension benefits. As a result, a change to the consumer price index at the federal level could have a significant impact on the state. For fiscal 1998, personal income growth is anticipated to be around 4%, compared with 2.3% for the nation.

Florida's tax base has remained relatively narrow, with 70% of its revenues derived from the 6% sales and use tax. This reliance on a cyclical revenue source creates some vulnerability, as does the constitutional amendment approved by voters in 1994 that limits the rate of growth in state revenues. In recent years, however, the state has generated operating surpluses, while maintaining tax levels and providing funds for the state's growth in government services. The state is expected to end fiscal 1997 with its highest reserve level in more than a decade, and forecasts for fiscal 1998 indicate a margin of more than $700 million under the constitutional revenue limitation.

GEORGIA

Once  heavily  dependent  on  agriculture,  Georgia's  economy  has become  more diversified. Atlanta, the state's largest city, has an increasingly service-oriented economy and has been a trade, service and transportation center for much of the southeast region of the country. Manufacturing, including textiles, food and paper products, electronic equipment and aircraft, has predominated in most other cities in Georgia. From 1991 to 1996, Georgia was ranked sixth in the nation in job growth, with a large portion of the growth concentrated in business and health services and a smaller portion in manufacturing. For 1996, total non-farm employment grew 3.7%, compared to 2.0% for the U.S. As of December 1996, the state's unemployment rate of 4.3% also compared favorably to the national rate of 5.0%.

Revenues have continued to surpass expectations and have allowed the state to replenish its reserve funds, which were depleted during the recession in fiscal years 1990-1992. By the end of fiscal 1996, the state had approximately $313 million in its Revenue Shortfall Reserve, $128 million in the Lottery Reserves, and $104 million in the Mid-Year Adjustment Reserve. Fiscal 1997 is also expected to be a strong year, with an anticipated surplus of $476 million. Georgia has begun to implement a reduction in its sales tax on food that will impact future revenues. In anticipation of the full implementation of this tax cut, the state set aside nearly $129 million in fiscal 1996 to help buffer the tax cut's impact on revenues in future years.


KENTUCKY

Following a 1989 state Supreme Court decision requiring improved funding of the state's educational system, Kentucky's financial position deteriorated. In 1990-1991, the state raised taxes by more than $1.2 billion to help meet its new educational funding requirements. By the end of fiscal 1993, the state's general fund balance was a negative $40 million.

Since fiscal 1993, Kentucky's financial management has steadily improved. At the end of fiscal 1995, the state's general fund balance was up to $238 million. Also in 1995, the state funded a $100 million budgetary reserve fund, which by the end of fiscal 1996 had grown to $200 million. The state is expected to maintain its reserve fund at this level through fiscal 1998.

Due to Kentucky's manageable debt levels and steady economic growth, its outlook appears stable. Its employment growth, which has exceeded that of the nation in recent years, is expected to slow to a more sustainable annual rate of 1.3% through the year 2000. The state's unemployment rate is also expected to remain below the national average.


LOUISIANA

During the first half of the 1990s, Louisiana's economy expanded at a healthy rate, exceeding the job growth rate at the national level. The state has recovered the jobs it lost during the recession in the 1980s, and population levels have returned to pre-recession levels. Per capita income has also improved. In 1994, the state was ranked 44th in per capita income. By the end of 1995 the state had improved to number 40. The state's unemployment rates, however, have been higher than the national average, at 5.8% in December 1996 compared to 5.0% for the nation.

Louisiana's historically weak budget structure, which has included the lack of a permanent tax structure to support recurring expenditures, has continued to result in annual budget gap projections. Nonetheless, the state's relatively healthy economy has increased revenues, resulting in a general fund surplus in fiscal 1996. Over the past five years, the general fund balance has grown from a negative $83 million in 1992 to a positive $318 million in 1996. Balanced operations are also expected for fiscal 1997. The state's budget may be strained, however, pending the outcome of a school equity lawsuit, which could require the state to spend hundreds of millions of dollars annually on public schools. As of March 1997, this case had been postponed indefinitely.

MARYLAND

Maryland's economic base has been well diversified. Towards the end of 1996, the state's leading economic sectors were services (31.7%), trade (24.3%), and government (19.4%). Government employment has been higher in Maryland than in most other states, recently accounting for close to 20% of the state's personal income. As a result, federal budget cuts and downsizing have a disproportionate impact on Maryland's economy, as compared to other states. Maryland's manufacturing sector has been its most volatile. Despite expansion at regional and national levels, Maryland's manufacturing sector declined 1.4% in 1995 and recently accounted for slightly more than 8% of the state's employment.

Like most other states, Maryland's economy suffered during the national recession in the early years of the 1990s. By the end of fiscal 1992, the state's general fund had a $121 million deficit. In an effort to solve its budgetary problems, the state implemented agency expenditure cuts and reduced local aid. By the end of fiscal 1993, the state had successfully built up its general fund to a positive $113 million. At the end of fiscal 1996 this amount had grown to $760 million.

Sales, income and a variety of other taxes have provided about 75% of the state's revenues, with revenues from the state property tax paying for close to 60% of the state's debt service. A proposed tax cut of 10% over the next three years could reduce the state's revenues by more than $450 million when fully implemented. Lost revenues from the proposed tax cut are intended to be replaced by tapping into the state's reserves, a proposed cigarette tax increase, and new revenues from economic growth stimulated by the tax cut. At the same time, spending increases in the areas of education, public safety and business/job growth are expected. Recently, health and education accounted for nearly two-thirds of general fund expenditures.

MISSOURI

Missouri's reluctance to rely heavily on borrowing to meet capital needs has resulted in a low debt burden, while sound financial management has resulted in a steadily improving financial position. The state's general fund has had a surplus for five consecutive years, increasing 51% in fiscal 1996 to a balance of $1.5 billion. Because of constitutional tax limitations, however, the state must refund $387 million in excess income tax revenues collected in fiscal years 1995 and 1996 to taxpayers.

Fiscal 1997 results are also expected to be positive. Because of the state's strong economy, current estimates indicate general revenue growth of 5.7%. The main focus of the fiscal 1997 budget has been education, with a budgeted increase of $267 million in education funding. For fiscal 1998, the state is expected to maintain its strong financial position. Expenditures for new prison construction and the proposed elimination of the state's general sales tax on food could, however, reduce the state's financial flexibility.

NORTH CAROLINA

Economic growth and conservative budget practices have continued to improve North Carolina's financial position. From 1990 to 1995, nonfarm jobs grew at an average annual rate of 2.1%, versus 1.4% for the nation. Personal income per capita grew 5.8% in 1995, ranking tenth among the states, and 6.9% in 1996. The state's population has been growing as well. Between 1990 and 1996, population grew by 10.4%, comparing favorably to the 6.7% increase in population at the national level.

During the early 1990s, the national recession strained North Carolina's financial resources. To restore budgetary balance, the state implemented tax increases and reduced spending. With its recent strong economic performance, the state has been able to fund various tax cuts while making contributions to its reserve funds. At the end of fiscal 1996, the state's unreserved general fund balance was $594 million, up from the fund's $280 million deficit balance at the end of fiscal 1991. For the fiscal year through January 31, 1997, general fund revenues were exceeding revenues through the same period last year by 7.8% and were 2.2% ahead of budget estimates. Expenditures for the same period were also higher than last year by approximately 5.8%.

TEXAS

The Texas economy has shown steady improvement in recent years, with both personal income and employment growth exceeding that of the nation. In particular, manufacturing, especially in the apparel and high technology industries, has been strong, despite declines at the national level. The state's construction and financial services industries have also grown, with construction rebounding from the excess housing supply of the late 1980s and financial services increasing for the first time since 1986.


The state's financial position has shown signs of improvement as well. Following budget deficits in the 1980s, Texas increased revenues through additional taxes and the implementation of a lottery, cutback on spending growth, and consolidated various funds into the General Revenue Fund. Based on preliminary results, fiscal 1996 performance exceeded forecasts, resulting in a General Revenue Fund balance of $2.3 billion. This positive performance was due to higher-than-anticipated tax revenue growth and lower-than-anticipated expenditures in health and human services and criminal justice.

The fiscal 1997 budget relies to a certain extent on existing surpluses to fund expenditures. While the current strength of the Texas economy may help to reduce some of this need, the use of surpluses could create difficulties in future years, especially if there is an economic downturn. Additional pressures on the state's ability to maintain a balanced budget may come from uncertainties resulting from recent challenges to the state's school finance system, and from federal reform of both welfare and medical assistance programs.


VIRGINIA

In the past 21/2 years, Virginia has successfully attracted new businesses. Corporate investments in the state totaled $10 billion during that time, the highest in the state's history. The largest investment has been a $1 billion project by Motorola to build a semiconductor plant outside of Richmond. Production at the Motorola plant is expected to begin in 1998 and may add more than 5,000 jobs.

In 1993, Virginia created a revenue stabilization fund designed to partially offset general fund revenue shortfalls. The balance of this reserve fund cannot exceed 10% of the state's average annual tax revenues over the prior three years. Initially funded with close to $80 million, the state plans to add almost $125 million during the 1996-1998 biennium which, together with interest earnings, will increase the fund's balance to approximately $210 million by June 30, 1998.

For the 1996-1998 biennium, $35 billion in expenditures were approved, with emphasis on spending for education, public safety and economic development. The budget includes an increase of $837 million for public and higher education funding and $77.8 million for juvenile justice reform and improvements to the juvenile justice corrections system. Preliminary fiscal 1996 results indicate revenues in excess of budgeted amounts.

Overall, Virginia's outlook is stable, reflecting strong financial management, continued economic growth, and a low debt burden. Virginia's debt service was recently less than 3% of operating expenditures.

STATE TAX TREATMENT
-----------------------------------------------------------------------------

The following information on the state income tax treatment of dividends from the Fund is based upon correspondence and sources believed to be reliable. Except where otherwise noted, the information pertains to individual state income taxation only. You may be subject to local taxes on dividends or the value of your shares. Corporations, trusts, estates and other entities may be subject to other taxes and should consult with their tax advisors or their state department of revenue. For some investors, a portion of the dividend income may be subject to the federal and/or state alternative minimum tax.

ALABAMA

Under Section 40-18-14(2)f of the Alabama Code, interest on obligations of the state of Alabama and any of its counties, municipalities or other political subdivisions is exempt from personal income tax. Section 40-18-14(2)d provides similar tax-exempt treatment for interest on obligations of the U.S. government or its possessions including Puerto Rico, Guam and the Virgin Islands. In addition, Regulation Section 810-3-14-.02(4)(b)2 and an administrative ruling of the Alabama Department of Revenue, dated March 1, 1990, both extend the exemption for obligations of the U.S. government or its possessions to distributions from a regulated investment company, such as the Alabama Fund, to the extent that the distributions are paid from interest earned on such exempt obligations. The March 1, 1990, ruling also indicates that the exemption would apply to Alabama municipal obligations. Tax-exempt treatment is generally not available for distributions attributable to income earned on indirect U.S. government obligations or obligations of other states and their political subdivisions. To the extent such investments are made by the Fund, distributions from those investments will generally be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gains earned by the Fund are fully includable in each individual shareholder's Alabama taxable income and are currently taxed at ordinary income tax rates.

FLORIDA

Florida does not have a personal income tax but does have an intangible personal property tax for residents. According to Florida Statute Section 199.185 and Technical Assistance Advisement 90(C)2-003, issued by the Florida Department of Revenue on August 8, 1990 (as later revised), shares in regulated investment companies organized as business trusts, such as the Florida Fund, will not be subject to Florida's intangible property tax to the extent that the Fund is invested in obligations of the U.S. government, its agencies, instrumentalities and territories (including Puerto Rico, Guam and the Virgin Islands) at the close of business on the last business day of the calendar year. If the Fund invests all of the remaining portion of its Net Asset Value in exempt obligations of the state of Florida or its municipalities or political subdivisions on such date, then that remaining portion of the Net Asset Value of the Fund (and corresponding value of Fund shares) will also be exempt from Florida's intangibles tax.

According to Florida Technical Assistance Advisement 94(c)2-025, if the Fund invests, such as for temporary or defensive purposes, any of the remaining portion of its portfolio in any asset that is taxable under Florida's intangible tax law, including investments in indirect federal obligations (GNMAs, FNMAs, etc.) or obligations of any other states, then only the portion of Net Asset Value, if any, that is made up of direct obligations of the U.S. government, or territories and possessions of the U.S. government, may be excluded from the Net Asset Value as being exempt from tax. The remaining Net Asset Value of the Fund is then subject to tax.

GEORGIA

Under Section 48-7-27(b)(1)(A) of the Georgia Code, interest on obligations of the state of Georgia and its political subdivisions, which is not otherwise included in federal adjusted gross income, is exempt from the state's individual income tax. Likewise, under Section 48-7-27(b)(2) interest on exempt obligations of the U.S. government, its territories and possessions (including Puerto Rico, Guam and the Virgin Islands), or of any authority, commission, or instrumentality of the U.S. government is also exempt from the state's individual income tax. Since distributions from the Georgia Fund attributable to interest on obligations of the state of Georgia and its political subdivisions is excluded from federal adjusted gross income, they will likewise be excluded from the Georgia individual income tax.

Under the administrative authority of the Georgia Department of Revenue, the exempt treatment for interest derived from such exempt obligations is also extended to distributions of regulated investment companies, such as the Georgia Fund. Tax-exempt treatment is generally not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by a Fund, such as for temporary or defensive purposes, such distributions will generally be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gains earned by the Fund are fully included in each individual shareholder's Georgia taxable income as dividend income and long-term capital gain, respectively, and are currently taxed at ordinary income tax rates. Georgia previously imposed an intangibles tax on shares of corporate stock, including stock of mutual funds. The Georgia Department of Revenue announced on March 21, 1996, that the Georgia intangible property tax has been repealed, effective for 1996 intangible property tax returns.

KENTUCKY

Pursuant to Kentucky Revised Statute 141.010(10)(a) and (12)(a), interest earned on exempt obligations of the U.S. government, its agencies and instrumentalities, or its territories (including Puerto Rico, Guam and the Virgin Islands) and obligations issued by the Commonwealth of Kentucky or its political subdivisions will be exempt from Kentucky's personal income tax. Under Kentucky Income Tax Revenue Policy 42P161 (as revised December 1, 1990), dividends from regulated investment companies, such as the Kentucky Fund, which are derived from such exempt obligations, will also be exempt from state income tax. Tax-exempt treatment is generally not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the Fund, such as for temporary or defensive purposes, such distributions will generally be taxable on a pro rata basis.

Kentucky previously imposed an intangibles tax applicable to shares of corporate stock, including stock of mutual funds. The intangible property tax has been declared unconstitutional on a retroactive basis with respect to corporate stock on January 30, 1997, by the Kentucky Supreme Court decision in St. Ledger, et al
v. Revenue Cabinet.

Any distributions of net short-term and net long-term capital gains earned by the Fund are includable in each shareholder's Kentucky adjusted gross income and are taxed at ordinary income tax rates. Kentucky Revenue Circular 40C003 also states that gain from the sale of some U.S. government and Kentucky obligations may be exempt from state income tax, but the availability of the exemption depends upon the specific legislation authorizing the bonds. A specific opinion may be requested from the Kentucky Revenue Cabinet.

LOUISIANA

Under Section 47:293 of Louisiana's individual income tax law, interest earned on obligations of the state of Louisiana or its political subdivisions is exempt from individual and corporate income tax. Under Section 47:293, interest earned on qualifying obligations of the U.S. government or its agencies and possessions (including Puerto Rico, Guam and the Virgin Islands) is also exempt from individual and corporate income tax. Under Section 47:293, distributions from a regulated investment company, such as the Louisiana Fund, will also be exempt from individual and corporate income tax to the extent that they are derived from interest earned on such exempt obligations. Tax-exempt treatment is generally not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the Fund, such as for temporary or defensive purposes, such distributions will generally be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gains earned by the Fund are included in each shareholder's Louisiana taxable income and are currently taxed at ordinary income tax rates.

MARYLAND

Since distributions from the Maryland Fund attributable to interest on obligations of the state of Maryland and its political subdivisions are excluded from federal taxable income, they will likewise be exempt from Maryland's personal income tax. Under Section 10-207 of the Tax General Article, interest on exempt obligations of the U.S. government and any authority, commission, instrumentality, possession or territory of the U.S. (including Puerto Rico, Guam and the Virgin Islands) is also exempt from Maryland's personal income tax. Under Section 10-207(c-1) and Administrative Release No. 11, this exemption is extended to distributions from a regulated investment company, such as the Maryland Fund, to the extent such distributions are paid out of interest earned on exempt obligations of the U.S. government or its agencies and possessions (including Puerto Rico, Guam and the U.S. Virgin Islands). Tax-exempt treatment is generally not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the Fund, such as for temporary or defensive purposes, such distributions will generally be taxable on a pro rata basis.

Any distributions of capital gains by the Fund derived from gain realized from the sale or exchange of obligations issued by the state of Maryland or its political subdivisions may also be tax-exempt to the Fund's shareholders. Distributions of all net short-term capital gain and net long-term capital gain earned by the Fund on non-Maryland obligations are includable in each shareholder's Maryland adjusted gross income and are taxed at ordinary income tax rates.

MISSOURI

Under Section 143.121 of the Revised Statutes of Missouri, interest earned on exempt obligations of the U.S. government, its authorities, commissions, instrumentalities, possessions or territories (including Puerto Rico, Guam and the Virgin Islands), or the state of Missouri, its political subdivisions or authorities are exempt from Missouri personal income tax. Under Missouri's income tax regulations (Title 12, Section 10-2.155), a regulated investment company such as the Missouri Fund may pass the tax-exempt character of such interest through to its shareholders. Tax-exempt treatment is generally not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the Fund, such as for temporary or defensive purposes, such distributions will generally be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gains earned by the Fund are included in each shareholder's Missouri taxable income and are currently taxed at ordinary income tax rates.

 NORTH  CAROLINA

Section 105-134.6(b)(1) of the North Carolina General Statutes provides that interest on obligations of the U.S. government, its possessions, or its territories (including Puerto Rico, Guam and the Virgin Islands) and obligations of the state of North Carolina or its political subdivisions are exempt from state income tax. Pursuant to a North Carolina Department of Revenue Information Release dated October 4, 1990, dividends received from a regulated investment company, such as the North Carolina Fund, are exempt from personal income tax to the extent that the distributions are derived from interest on such exempt obligations. Tax-exempt treatment is generally not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the Fund, such as for temporary or defensive purposes, such distributions will generally be taxable on a pro rata basis.

Distributions of capital gains attributable from the sale of certain North Carolina obligations issued prior to July 1, 1995, may be exempt from taxation for the Fund's shareholders. Distributions of all net short-term capital gain and net long-term capital gain earned by the Fund on all other North Carolina obligations and on non-North Carolina obligations are includable in each shareholder's North Carolina taxable income and are currently taxed at ordinary income rates.

TEXAS

Texas does not presently impose any income tax on individuals, trusts, or estates.

VIRGINIA

Section 58.1-322 of the Code of Virginia provides that interest on obligations of the state of Virginia, its political subdivisions, and instrumentalities or direct obligations of the U.S. government or its authorities, commission, instrumentalities or territories (including Puerto Rico, Guam and the Virgin Islands) is exempt from personal income tax. Under Virginia Regulation Section 630-2-322, distributions from a regulated investment company, such as the Virginia Fund, will also be exempt from personal income tax if the Fund invests in such exempt obligations. Tax-exempt treatment is generally not available for distributions attributable to income earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or for obligations of other states and their political subdivisions. To the extent such investments are made by the Fund, such as for temporary or defensive purposes, such distributions will generally be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gains earned by the Fund are included in each shareholder's Virginia taxable income and are currently taxed at ordinary income tax rates.




FRANKLIN
TAX-FREE
TRUST

STATEMENT OF
ADDITIONAL INFORMATION

777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/DIAL BEN


JULY 1, 1997


-----------------------------------------------------------


TABLE OF CONTENTS

How does the Fund Invest its Assets?           2

Investment Restrictions .....                  5

Officers and Trustees .......                  6


Investment Management
 and Other Services .........                  9

How does the Fund Buy
 Securities for its Portfolio?                 10


How Do I Buy, Sell and Exchange Shares?        11

How are Fund Shares Valued? .                  14

Additional Information on
 Distributions and Taxes.....                  14

The Fund's Underwriter.......                  15

How does the Fund
 Measure Performance?........                  18

Miscellaneous Information ...                  22

Financial Statements ........                  24

Useful Terms and Definitions                   25

Appendices ..................                  25


 Description of Ratings .....                  25

 State Risk Factors .........                  27

 State Tax Treatment.........                  30

------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
------------------------------------------------------------------------

This SAI describes the ten series of Franklin Tax-Free Trust (the "Trust"), an open-end management investment company, listed below. Each series may individually or together be referred to as the "Fund(s)."


Franklin Arizona Tax-Free Income Fund -
 Class I & Class II

Franklin Colorado Tax-Free Income Fund -
 Class I & Class II

Franklin Connecticut Tax-Free Income Fund - Class I & Class II

Franklin High Yield Tax-Free Income Fund - Class I & Class II

Franklin Indiana Tax-Free Income Fund - Class I

Franklin Michigan Tax-Free Income Fund - Class I

Franklin New Jersey Tax-Free Income Fund - Class I & Class II

Franklin Oregon Tax-Free Income Fund -
 Class I & Class II

Franklin Pennsylvania Tax-Free Income Fund - Class I & Class II

Franklin Puerto Rico Tax-Free Income Fund - Class I & Class II


The investment objective of each Fund, except the Puerto Rico and High Yield Funds, is to provide investors with as high a level of income exempt from federal income taxes and from the personal income taxes, if any, for resident shareholders of the named state as is consistent with prudent investing while seeking preservation of shareholders' capital. The Puerto Rico Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investing while seeking preservation of shareholders' capital. The Puerto Rico Fund also seeks to provide a maximum level of income that is exempt from the personal income taxes of the majority of states. The High Yield Fund's investment objective is to provide investors with a high current yield exempt from federal income taxes. As a secondary objective, the High Yield Fund seeks capital appreciation to the extent possible and consistent with its principal investment objective.



------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCECORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

------------------------------------------------------------------------

The Fund, except the High Yield Fund, seeks to achieve its objective by investing primarily in municipal securities issued by or on behalf of its respective state or territory, and that state's or territory's local governments, municipalities, authorities, agencies and political subdivisions. The High Yield Fund seeks to achieve its objective by investing primarily in a diversified portfolio of high yield municipal securities from different states.


The Prospectus, dated July 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

All of the Funds, except the Connecticut and Michigan Funds, are diversified series of the Trust. As a fundamental policy, none of the diversified Funds will buy a security if, with respect to 75% of its net assets, more than 5% would be in the securities of any single issuer (with the exception of obligations of the U.S. government). For this purpose, each political subdivision, agency, or instrumentality, each multi-state agency of which a state is a member, and each public authority that issues private activity bonds on behalf of a private entity, is considered a separate issuer. Escrow-secured or defeased bonds, described below, are not generally considered an obligation of the original municipality when determining diversification.

The Connecticut and Michigan Funds are nondiversified series of the Trust and thus not subject to any restrictions under federal securities laws with respect to the concentration of their assets in one or relatively few issuers. The Funds, however, intend to qualify as regulated investment companies under Subchapter M of the Code. To qualify, at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash, government securities, and other securities limited in respect of any one issuer to not more than 5% of the value of the total assets of the Fund, and (ii) not more than 25% of the Fund's total assets may be invested in securities of one issuer, other than U.S. government securities.


DESCRIPTION OF MUNICIPAL AND OTHER SECURITIES


The Prospectus contains a general description of municipal securities. The following provides more detailed information about the various municipal and other securities in which the Fund may invest. There may be other types of municipal securities that become available that are similar to those described below and in which the Fund may also invest if consistent with its investment objective and policies.


TAX ANTICIPATION NOTES. These are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, which will be used to pay the notes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.


REVENUE ANTICIPATION NOTES. These are issued in expectation of the receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.


BOND ANTICIPATION NOTES. These are normally issued to provide interim financing until long-term financing can be arranged. Long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES. These are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.


TAX-EXEMPT COMMERCIAL PAPER. This typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs.

MUNICIPAL BONDS. These meet longer-term capital needs and generally have maturities of more than one year when issued. They have two principal classifications: general obligation bonds and revenue bonds.

1. GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

2. REVENUE BONDS. Revenue bonds are not secured by the full faith, credit and taxing power of the issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Some authorities are provided further security in the form of state assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS. These are bonds that pay tax-exempt interest and are, in most cases, revenue bonds. They are issued by or on behalf of public authorities to raise money for the financing of various privately operated facilities for business, manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on these bonds is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other personal property as security for payment.

FLOATING OR VARIABLE RATE DEMAND NOTES ("VRDNS"). These are tax-exempt obligations with a floating or variable interest rate. They have a right of demand, which may be unconditional, to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally up to 30 days, before specified dates. The payment may be received either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the note. The interest rate is adjustable at intervals ranging from daily up to monthly, and is calculated to maintain the market value of the VRDN at approximately its par value upon the adjustment date.

WHEN-ISSUED TRANSACTIONS. Municipal securities are frequently issued on a "when-issued" basis. When so issued, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income on those assets. It is the Fund's intention, however, to be fully invested to the extent practicable and consistent with its investment policies. When the Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Fund believes that its Net Asset Value or income will not be adversely affected by its purchase of municipal securities on a when-issued basis.

CALLABLE BONDS. Callable bonds allow the issuer to redeem the bonds before their maturity dates. To protect bondholders, however, callable bonds may be issued with provisions that prevent them from being called for a period of time, typically for five to ten years from the date of issue. During times of generally declining interest rates, if the call-protection on a callable bond expires, there is an increased likelihood that the bond may be called by the issuer. The investment manager may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential.

When pricing callable bonds, each bond is marked-to-market daily based on the bond's call date. Thus, the call of some or all of the Fund's callable bonds may have an impact on the Fund's Net Asset Value. Based on a number of factors, including certain portfolio management strategies used by the investment manager, the Fund believes it has reduced the risk of an adverse impact on its Net Asset Value based on calls of callable bonds. In light of the Fund's pricing policies and because the Fund follows certain amortization procedures required by the IRS, the Fund is not expected to suffer any material adverse impact related to the value at which the Fund has carried the bonds in connection with calls of bonds purchased at a premium. Notwithstanding these policies, however, the reinvestment of the proceeds of any called bond may be in bonds that pay a lower rate of return than the called bonds and, as with any investment strategy, there is no guarantee that a call may not have a more substantial impact than anticipated.

ESCROW-SECURED OR DEFEASED BONDS. These are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue that is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer uses the proceeds of a new bond issue to buy high grade, interest bearing debt securities that are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moody's, S&P or Fitch.

STRIPPED MUNICIPAL SECURITIES. Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on the municipal securities.

ZERO-COUPON SECURITIES. The Fund may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not obtain any return on its investment.

Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

The Fund's investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. In order to generate cash to satisfy distribution requirements, the Fund may be required to sell portfolio securities that it otherwise may have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

CONVERTIBLE AND STEP COUPON BONDS. The Fund may invest a portion of its assets in convertible and step coupon bonds. Convertible bonds are zero-coupon securities until a predetermined date, at which time they convert to a specified coupon security. The coupon on step coupon bonds changes periodically during the life of the security based on predetermined dates chosen when the security is issued.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). The Board reviews COPs held in the Fund's portfolio to assure that they are liquid investments based on various factors reviewed by the investment manager and monitored by the Board. These factors include (a) the credit quality of the securities and the extent to which they are rated or, if unrated, comply with existing criteria and procedures followed to ensure that they are of comparable quality to the ratings required for the Fund to invest, including an assessment of the likelihood that the leases will not be canceled; (b) the size of the municipal securities market, both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal securities of comparable credit rating or quality.

U.S. GOVERNMENT OBLIGATIONS. These are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

COMMERCIAL PAPER. This refers to promissory notes issued by corporations in order to finance their short-term credit needs.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 102%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.


INVESTMENT RESTRICTIONS


The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:


 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.


 3. Make loans, except through the purchase of readily marketable debt securities which are either publicly distributed or customarily purchased by institutional investors. Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower; provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.


 4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.


 5. Purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer, except with respect to the Connecticut Fund, which will not purchase a security if, as a result: i) more than 25% of its total assets would be invested in the securities of a single issuer or ii) with respect to 50% of its total assets, more than 5% of its assets would be invested in the securities of a single issuer.

 6. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment advisor own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


 7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

 8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" in accordance with its investment policies.

 9. Invest in companies for the purpose of exercising control or management.


10. Purchase securities of other investment companies, except in connection with a merger, consolidation or reorganization, except to the extent the Fund invests its uninvested daily cash balances in shares of the Franklin Tax-Exempt Money Fund and other tax-exempt money market funds in the Franklin Templeton Group of Funds provided i) its purchases and redemptions of such money market fund shares may not be subject to any purchase or redemption fees, ii) its investments may not be subject to duplication of management fees, nor to any charge related to the expense of distributing the fund's shares (as determined under Rule 12b-1, as amended under the federal securities laws) and iii) provided aggregate investments by the Fund in any such money market fund do not exceed (A) the greater of (i) 5% of the Fund's total net assets or (ii) $2.5 million, or (B) more than 3% of the outstanding shares of any such money market fund.


11. Invest more than 25% of its assets in securities of any industry; although for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                         Positions and Offices Principal Occupation
Name, Age and Address    with the Trust        During Past FiveYears

------------------------------------------------------------------------

 Frank H. Abbott, III (76)
 1045 Sansome Street
 San Francisco, CA 94111

 Trustee

President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 29 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton (65)
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

      Trustee


President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.


 S. Joseph Fortunato (64)
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

 Trustee


Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.


 David W. Garbellano (82)
 111 New Montgomery St., #402
 San Francisco, CA 94105

 Trustee


Private investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director or trustee, as the case may be, of 28 of the investment companies in the Franklin Templeton Group of Funds.


*Charles B. Johnson (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Chairman of the Board and Trustee


President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 54 of the investment companies in the Franklin Templeton Group of Funds.


*Rupert H. Johnson, Jr. (56)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 President and Trustee


Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.


 Frank W. T. LaHaye (68)
 20833 Stevens Creek Blvd.,
 Suite 102
 Cupertino, CA 95014

 Trustee


General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.


 Gordon S. Macklin (69)
 8212 Burning Tree Road
 Bethesda, MD 20817

 Trustee


Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds; FORMERLY Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.


 Harmon E. Burns (52)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President


Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Mutual Advisers, Inc.; and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.


 Don Duerson (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President


Vice President, Franklin Advisers, Inc.; and officer of one investment company in the Franklin Templeton Group of Funds.


 Martin L. Flanagan (37)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President and Chief Financial Officer


Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Director and Executive Vice President, Templeton Worldwide, Inc.; Director, Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.


 Deborah R. Gatzek (48)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President and Secretary


Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 58 of the investment companies in the Franklin Templeton Group of Funds.


 Thomas J. Kenny (34)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President


Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in the Franklin Templeton Group of Funds.


 Diomedes Loo-Tam (58)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Treasurer and Principal Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 35 of the investment companies in the Franklin Templeton Group of Funds.

 Edward V. McVey (59)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President


Senior Vice President and National Sales Manager, Franklin Templeton Distributors, Inc.; and officer of 30 of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and the investment manager. Nonaffiliated members of the Board are currently paid $1,300 per month plus $1,300 per meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.


                                                                      NUMBER OF
                                              TOTAL FEES           BOARDS IN THE
                          TOTAL FEES          RECEIVED FROM THE    FRANKLIN TEMPLETON
                          RECEIVED FROM       FRANKLINTEMPLETON    GROUP OF FUNDS ON
NAME                      THE TRUST           GROUP OF FUNDS**     WHICH EACH SERVES**
------------------------------------------------------------------------


Frank H. Abbott, III................ $29,900      $165,236             29
Harris J. Ashton.................... $29,900       $343,591            53
S. Joseph Fortunato................. $29,900      $360,411             55
David W. Garbellano................. $28,600      $148,916             28
Frank W.T. LaHaye................... $29,900      $139,233             27
Gordon S. Macklin................... $29,900      $335,541             50

*For the fiscal year ended February 28, 1997.

**For the calendar year ended December 31, 1996.


***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 59 registered investment companies, with approximately 167 U.S. based funds or series.


Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of June 3, 1997, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 104 shares of the Connecticut Fund - Class I, 96 shares of the High Yield Fund - Class I, 31,254 shares of the New Jersey Fund - Class I, and 5,642 shares of the Oregon Fund - Class I, or less than 1% of the total outstanding shares of each Fund's Class I shares. Many of the Board members also own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT MANAGER AND SERVICES PROVIDED. Advisers is the investment manager of each Fund, except the Connecticut Fund. Investment Advisory is the investment manager of the Connecticut Fund. The investment manager provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. The investment manager's extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. The investment manager's activities are subject to the review and supervision of the Board to whom the investment manager renders periodic reports of the Fund's investment activities. The investment manager and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

The investment manager and its affiliates act as investment manager to numerous other investment companies and accounts. The investment manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the investment manager on behalf of the Fund. Similarly, with respect to the Fund, the investment manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the investment manager and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. The investment manager is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of the investment manager and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. The table below shows the management fees paid by the Fund for the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997.

                                                 MANAGEMENT FEES PAID
------------------------------------------------------------------------
                                           1997             1996          1995
------------------------------------------------------------------------
Arizona Fund...........................$ 3,627,683     $ 3,578,992 $ 3,571,548
Colorado Fund..........................  1,259,548       1,156,138   1,081,347
Connecticut Fund.......................  1,012,114         941,489     892,225
High Yield Fund........................ 19,114,157      16,252,138  14,863,761
Indiana Fund...........................    311,799         298,107     284,741
Michigan Fund..........................         0*              --         --
New Jersey Fund ...............         2,827,318         2,755,151   2,640,430
Oregon Fund ...................         1,964,313         1,887,234   1,831,692
Pennsylvania Fund .............         3,181,417         3,029,579   2,880,051
Puerto Rico Fund ..............         1,083,818         1,054,668     986,561

*For the period July 1, 1996 through February 28, 1997, management fees, before any advance waiver, totaled $12,802. Under an agreement by Advisers to waive its fees, the Fund paid no management fees.

MANAGEMENT AGREEMENT. The management agreement is in effect until March 31, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by the investment manager on 30 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with the investment manager, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, the investment manager pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by the investment manager. It is not a separate expense of the Fund.


SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.


CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended February 28, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?


Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Fund does not buy bonds in underwritings where it is given no choice, or only limited choice, in the designation of dealers to receive the commission. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services the investment manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits the investment manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, the investment manager and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by the investment manager are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by the investment manager, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

During the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, the Fund paid no brokerage commissions.


As of February 28, 1997, the Fund did not own securities of its regular broker-dealers.

HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES


The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Purchase Price of Fund Shares" in the Prospectus.


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Class I shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, Class I shares may be offered with the following schedule of sales charges:

------------------------------------------------------------------------
                                        SALES
SIZE OF PURCHASE - U.S. DOLLARS         CHARGE

------------------------------------------------------------------------
Under $30,000..............               3%
$30,000 but less than $100,000            2%
$100,000 but less than $400,000           1%
$400,000 or more...........               0%


OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of Class I shares of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Class I shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in Class I shares of the Fund registered in your name until you fulfill the Letter. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.


ADDITIONAL INFORMATION ON EXCHANGING SHARES


If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at the Net Asset Value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES


SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day for Class I shares and on the prior business day for Class II shares. If the processing dates are different, the date of the Net Asset Value used to redeem the shares will also be different for Class I and Class II shares.


Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.


THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.


REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION


If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain shareholder servicing agents may be authorized to accept your transaction request.

HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share of each class as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by the investment manager. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. In the absence of a sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of municipal securities.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of each class is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Net Asset Value of each class. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. INCOME DIVIDENDS. The Fund receives income generally in the form of interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.


2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made twice each year, once in December and once following the end of the Fund's fiscal year. These distributions, when made, will generally be fully taxable to the Fund's shareholders. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES


As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, to the alternative minimum tax on a portion of its tax-exempt income, and distributions (including tax-exempt interest dividends) to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. The Fund intends, as a matter of policy, to declare and pay these dividends, if any, in December to avoid the imposition of this tax, but can give no assurances that its distributions will be sufficient to eliminate all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders subject to taxation, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount realized from the transaction, subject to the rules described below. If you hold your shares as a capital asset, gain or loss realized will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you from your investment in the Fund and will be disallowed to the extent of exempt-interest dividends paid to you with respect to such shares.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Group of Funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities and commercial paper do not generally qualify for tax-free treatment. To the extent that such investments are made, the Fund will provide you with the percentage of any dividends paid that may qualify for such tax-free treatment at the end of each calendar year. You should consult with your own tax advisor with respect to the application of your state and local laws to these distributions and on the application of other state and local laws on distributions and redemption proceeds received from the Fund. For more information, please see "Appendices - State Tax Treatment."


If you are defined in the Code as a "substantial user" (or related person) of facilities financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for each class of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


The table below shows the aggregate underwriting commissions received by Distributors in connection with the offering of the Fund's shares, the net underwriting discounts and commissions retained by Distributors after allowances to dealers, and the amounts received by Distributors in connection with redemptions or repurchases of shares for the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997.


                                                  AMOUNT       AMOUNT RECEIVED
                                      TOTAL      RETAINED      IN  CONNECTION
                                      COMMISSIONS   BY         WITH REDEMPTIONS
                                      RECEIVED   DISTRIBUTORS  OR REPURCHASES
------------------------------------------------------------------------
1997

Arizona Fund.........................$ 2,438,719 $ 159,341     $  2,749
Colorado Fund .......................    838,759    52,237        6,126
Connecticut Fund ....................    958,649    60,427          711
High Yield Fund ....................  26,688,526 1,654,304       52,856
Indiana Fund ........................    200,618    13,121            0
Michigan Fund .......................     43,942     2,585            0
New Jersey Fund .....................  2,075,332   131,524        4,080
Oregon Fund .........................  1,398,757    89,649        2,950
Pennsylvania Fund ...................  2,594,028   155,077       31,296
Puerto Rico Fund ....................    621,195    39,228        2,964

1996

Arizona Fund ........................$ 2,315,36   $ 152,141  $       812
Colorado Fund........................    932,916     61,815          436
Connecticut Fund ....................    727,487     45,602          298
High Yield Fund ....................  19,134,519  1,206,920       23,071
Indiana Fund.........................    156,127      9,719            0
New Jersey Fund .....................  2,192,091    134,915        1,903
Oregon Fund .........................  1,246,121     78,977        1,888
Pennsylvania Fund ...................  2,610,881    163,405       13,128
Puerto Rico Fund ....................    757,696     49,098            0

1995

Arizona Fund .......................$  2,104,781$   111,192            --
Colorado Fund........................     797,125    44,768            --
Connecticut Fund ....................     642,299    35,101            --
High Yield Fund ....................   13,569,789   730,196            --
Indiana Fund ........................     200,372    10,647            --
New Jersey Fund .....................   2,338,378   125,247            --
Oregon Fund .........................   1,145,080    63,384            --
Pennsylvania Fund ...................   2,302,144   117,424            --
Puerto Rico Fund ....................     787,985    39,822            --

Distributors may be entitled to reimbursement under the Rule 12b-1 plan for each class, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLANS


The Michigan Fund and Class I and Class II of the remaining Funds have separate distribution plans or "Rule 12b-1 plans" that were adopted pursuant to Rule 12b-1 of the 1940 Act.

MICHIGAN PLAN. Under the plan, the Michigan Fund may pay up to a maximum of 0.15% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares, although the Fund is currently only reimbursing up to 0.10%.

THE CLASS I PLAN. Under the Class I plan, the Fund may pay up to a maximum of 0.10% per year of Class I's average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of Class I shares.

In implementing the Class I plan, the Board has determined that the annual fees payable under the plan will be equal to the sum of: (i) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class I shares of the Fund that were acquired by investors on or after May 1, 1994, the effective date of the plan ("New Assets"), and (ii) the amount obtained by multiplying 0.05% by the average daily net assets represented by Class I shares of the Fund that were acquired before May 1, 1994 ("Old Assets"). These fees will be paid to the current Securities Dealer of record on the account. In addition, until such time as the maximum payment of 0.10% is reached on a yearly basis, up to an additional 0.02% will be paid to Distributors under the plan. When the Fund reaches $4 billion in assets, the amount to be paid to Distributors will be reduced from 0.02% to 0.01%. The payments made to Distributors will be used by Distributors to defray other marketing expenses that have been incurred in accordance with the plan, such as advertising.

The fee is a Class I expense. This means that all Class I shareholders, regardless of when they purchased their shares, will bear Rule 12b-1 expenses at the same rate. The initial rate will be at least 0.07% (0.05% plus 0.02%) of the average daily net assets of Class I and, as Class I shares are sold on or after May 1, 1994, will increase over time. Thus, as the proportion of Class I shares purchased on or after May 1, 1994, increases in relation to outstanding Class I shares, the expenses attributable to payments under the plan will also increase (but will not exceed 0.10% of average daily net assets). While this is the currently anticipated calculation for fees payable under the Class I plan, the plan permits the Board to allow the Fund to pay a full 0.10% on all assets at any time. The approval of the Board would be required to change the calculation of the payments to be made under the Class I plan.


The Class I plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

THE CLASS II PLAN. Under the Class II plan, the Fund pays Distributors up to 0.50% per year of Class II's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class II expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.

Under the Class II plan, the Fund also pays an additional 0.15% per year of Class II's average daily net assets, payable quarterly, as a servicing fee.


ALL PLANS. In addition to the payments that Distributors or others are entitled to under each plan, each plan also provides that to the extent the Fund, the investment manager or Distributors or other parties on behalf of the Fund, the investment manager or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of each class within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan. The terms and provisions of each plan relating to required reports, term, and approval are consistent with Rule 12b-1.

In no event shall the aggregate asset-based sales charges, which include payments made under each plan, plus any other payments deemed to be made pursuant to a plan, exceed the amount permitted to be paid under the rules of the NASD.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plans as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plans for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


Each plan has been approved in accordance with the provisions of Rule 12b-1. The plans are renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plans, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plans and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with the investment manager or by vote of a majority of the outstanding shares of the class. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plans and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the outstanding shares of the class, and all material amendments to the plans or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plans and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plans should be continued.


For the fiscal year ended February 28, 1997, Distributors' eligible expenditures for advertising, printing and payments to underwriters and broker-dealers pursuant to the plans and the amounts the Fund paid Distributors under the plans were as follows:


                                        CLASS I                       CLASS II
                                  --------------------------------------
                                 DISTRIBUTORS'                    DISTRIBUTORS'
                                 ELIGIBLE           AMOUNT PAID   ELIGIBLE      AMOUNT PAID
                                 EXPENSE            BY FUND       EXPENSES      BY FUND
                                 ------------------------------------------------------------------------


Arizona Fund.....................$   606,066      $   601,707  $ 43,551         $  21,812
Colorado Fund....................    194,411          183,070    51,946            20,656
Connecticut Fund.................    154,631          144,802    38,175            17,705
High Yield Fund..................  3,935,464        3,414,264 1,624,777           627,923
Indiana Fund.....................     45,186           40,277       --               --
Michigan Fund....................      2,887              347       --               --
New Jersey Fund..................    469,131          463,833   107,663            50,155
Oregon Fund......................    311,070          307,779    58,572            24,625
Pennsylvania Fund................    538,576          528,116   109,703            42,228
Puerto Rico Fund.................    155,688          153,480    16,638             6,156


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance for each class follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-, five-, ten-year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-, five-, ten-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

When considering the average annual total return quotations, you should keep in mind that the maximum front-end sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total return for each class for the indicated periods ended February 28, 1997, was as follows:

                                        AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------
                              INCEPTION                                FROM
                              DATE      ONE-YEAR  FIVE-YEAR  TEN-YEAR  INCEPTION
------------------------------------------------------------------------
Arizona Fund - Class I ......09/01/87   0.98%      6.17%         -- %  7.35%
Arizona Fund - Class II .....05/01/95   2.90         --          --    6.15
Colorado Fund - Class I .....09/01/87   0.92        6.56         --    7.64
Colorado Fund - Class II ....05/01/95   2.89          --         --    6.67
Connecticut Fund - Class I...10/03/88    1.01       5.83         --    6.57
Connecticut Fund - Class II..05/01/95   3.00          --         --    6.15
High Yield Fund - Class I ...03/18/86   2.34        7.63        8.09   8.15
High Yield Fund - Class II . 05/01/95   4.34          --         --    7.86
Indiana Fund ................09/01/87   1.43        6.36         --    7.71
Michigan Fund*...............07/01/96    --           --         --     --
New Jersey Fund - Class I .. 05/12/88   0.64        5.82         --    7.52
New Jersey Fund - Class II ..05/01/95   2.52          --         --    6.22
Oregon Fund - Class I .......09/01/87   0.70        5.78         --    6.97
Oregon Fund - Class II ......05/01/95   2.54          --         --    6.19
Pennsylvania Fund - Class I .12/01/86   1.08      ` 6.45        6.64   6.71
Pennsylvania Fund - Class II 05/01/95   2.90           --        --    6.28
Puerto Rico Fund - Class I ..04/03/85   1.56        6.08        6.55   7.57
Puerto Rico Fund - Class II .05/01/95   3.27          --         --    6.21

*Since the Michigan Fund was in existence for less than one year, as of February 28, 1997, average annual total returns are not provided.


These figures were calculated according to the SEC formula:

                                    n
                              P(1+T) = ERV

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years


ERV    = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-, five-, ten-year or from inception periods at the end of the one-, five-, ten-year or from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the actual return for each class for a specified period rather than on the average return over one-, five-, ten-year or from inception periods. The cumulative total return for each class for the indicated periods ended February 28, 1997, was as follows:

                                  CUMULATIVE TOTAL RETURN
------------------------------------------------------------------------
                                 INCEPTION                      FROM
                                  DATE    ONE-YEAR FIVE-YEAR TEN-YEAR INCEPTION
------------------------------------------------------------------------
Arizona Fund - Class I...........09/01/87   0.98%  34.89%      --%     96.23%
Arizona Fund - Class II..........05/01/95   2.90   --          --      11.58
Colorado Fund - Class I..........09/01/87   0.92   37.38       --     101.28
Colorado Fund - Class II.........05/01/95   2.89   --          --      12.59
Connecticut Fund - Class I.......10/03/88   1.01   32.78       --      70.86
Connecticut Fund - Class II......05/01/95   3.00   --          --      11.57
High Yield Fund - Class I........03/18/86   2.34   44.45    117.66    135.99
High Yield Fund - Class II.......05/01/95   4.34   --           --     14.89
Indiana Fund.....................09/01/87   1.43   36.09        --    102.49
Michigan Fund....................07/01/96  --      --           --      1.55
New Jersey Fund - Class I........05/12/88   0.64   32.72        --     89.36
New Jersey Fund - Class II.......05/01/95   2.52   --           --     11.72
Oregon Fund - Class I............09/01/87   0.70   32.43        --     89.71
Oregon Fund - Class II...........05/01/95   2.54   --           --     11.65
Pennsylvania Fund - Class I......12/01/86   1.08   36.71      90.19    94.57
Pennsylvania Fund - Class II.....05/01/95   2.90   --           --     11.82
Puerto Rico Fund - Class I.......04/03/85   1.56   34.32      88.67   138.51
Puerto Rico Fund - Class II......05/01/95   3.27   --           --     11.69


YIELD


CURRENT YIELD. Current yield of each class shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share of each class earned during a 30-day base period by the applicable maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders of the class during the base period. The yield for each class for the 30-day period ended February 28, 1997, was as follows:

                         YIELD
-----------------------------------------------------------------------
                     CLASS I           CLASS II
------------------------------------------------------------------------
Arizona Fund.........   4.55%             4.14%
Colorado Fund .......   4.62              4.20
Connecticut Fund.....   4.56              4.15
High Yield Fund......   5.35              4.96
Indiana Fund.........   4.56             --
Michigan Fund .......   5.25             --
New Jersey Fund......   4.66              4.23
Oregon Fund..........   4.57              4.14
Pennsylvania Fund ...   4.77              4.36
Puerto Rico Fund.....   4.68              4.28


These figures were obtained using the following SEC formula:

                                            6
                      Yield = 2 [( a-b + 1 ) - 1]
                                   ----
                                    cd

where:

a = interest earned during the period


b = expenses accrued for the period (net of reimbursements)


c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum Offering Price per share on the last day of the period


TAXABLE-EQUIVALENT YIELD. The Fund may also quote a taxable-equivalent yield for each class that shows the before-tax yield that would have to be earned from a taxable investment to equal the yield for the class. Taxable-equivalent yield is computed by dividing the portion of the class' yield that is tax-exempt by one minus the highest applicable combined federal and state income tax rate and adding the product to the portion of the class' yield that is not tax-exempt, if any. The taxable-equivalent yield for each class for the 30-day period ended February 28, 1997, was as follows:


                          TAXABLE-
                          EQUIVALENT YIELD
                          ----------------
                          CLASS I   CLASS II
------------------------------------------------------------------------


Arizona Fund ........         7.98%  7.26%
Colorado Fund .......         8.05   7.32
Connecticut Fund.....         7.91   7.19
High Yield Fund .....         8.86   8.21
Indiana Fund.........         7.90   --
Michigan Fund .......         9.09   --
New Jersey Fund......         8.24   7.48
Oregon Fund..........         8.32   7.53
Pensylvania Fund ....         8.12   7.43
Puerto Rico Fund.....         7.75   7.09

As of February 28, 1997, the combined federal and state income tax rate upon which the taxable-equivalent yield quotations are based was as follows:

                         COMBINED RATE*
------------------------------------------------------------------------
Arizona Fund..........      42.98%
Colorado Fund.........      42.62
Connecticut Fund......      42.32
High Yield Fund.......      39.60
Indiana Fund..........      42.26
Michigan Fund.........      42.26
New Jersey Fund.......      43.45
Oregon Fund...........      45.04
Pennsylvania Fund.....      41.29
Puerto Rico Fund......      39.60


*Based on the maximum combined state and 39.6% federal tax rate.


From time to time, as any changes to the rates become effective, taxable-equivalent yield quotations advertised by the Fund will be updated to reflect these changes. The Fund expects updates may be necessary as tax rates are changed by federal and state governments. The advantage of tax-free investments, like the Fund, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Fund.


CURRENT DISTRIBUTION RATE


Current yield and taxable-equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts which were or will be paid to shareholders of a class. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share by a class during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, such as short-term capital gains, and is calculated over a different period of time. The current distribution rate for each class for the 30-day period ended February 28, 1997, was as follows:


                        CURRENT
                  DISTRIBUTION RATE
------------------------------------------------------------------------
                    CLASS I  CLASS II


------------------------------------------------------------------------
Arizona Fund.........   5.31% 5.04%
Colorado Fund .......   5.36  4.96
Connecticut Fund.....   5.47  5.05
High Yield Fund .....   6.26  5.83
Indiana Fund.........   5.37  --
Michigan Fund .......   5.29  --
New Jersey Fund......   5.34  4.91
Oregon Fund..........   5.17  4.70
Pennsylvania Fund ...   5.53  5.11
Puerto Rico Fund.....   5.39  4.98

A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the class' current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal and state tax rates available to the Fund. The taxable-equivalent distribution rate for each class for the 30-day period ended February 28, 1997, was as follows:

                  TAXABLE-EQUIVALENT
                   DISTRIBUTION RATE
------------------------------------------------------------------------
                        CLASS I  CLASS II
------------------------------------------------------------------------
Arizona Fund.........    9.31%     8.84%
Colorado Fund .......    9.34      8.64
Connecticut Fund.....    9.48      8.75
High Yield Fund......   10.36      9.65
Indiana Fund.........    9.30-     --
Michigan Fund .......    9.17      --
New Jersey Fund......    9.44      8.68
Oregon Fund .........    9.41      8.55
Pennsylvania Fund....    9.42      8.70
Puerto Rico Fund.....    8.92      8.25


VOLATILITY


Occasionally statistics may be used to show the Fund's volatility or risk. Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.


OTHER PERFORMANCE QUOTATIONS


The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of each class' performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Salomon Brothers Broad Bond Index or its component indices measures yield, price, and total return for Treasury, agency, corporate and mortgage bonds.

b) Lehman Brothers Aggregate Bond Index or its component indices measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

c) Lehman Brothers Municipal Bond Index or its component indices measures yield, price and total return for the municipal bond market.

d) Bond Buyer 20-Bond Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

e) Bond Buyer 30-Bond Index - an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.

f) Financial publications: The Wall Street Journal, and Business Week, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

g) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

h) Historical data supplied by the research departments of First Boston Corporation, the J. P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg, L.P.

i) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

j) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

k) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

l) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

m) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

n) Standard & Poor's Bond Indices - measure yield and price of corporate, municipal, and government bonds.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or sales material issued by the Fund may also discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information may also compare a class' performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION
-------------------------


The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $191 billion in assets under management for more than 5.2 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 122 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.


Franklin is a leader in the tax-free mutual fund industry and manages more than $44 billion in municipal bond assets for over three quarters of a million investors. Franklin's municipal research department is one of the largest in the industry. According to Research and Ratings Review, Franklin's municipal research team ranked number 2 out of 800 investment advisory firms surveyed by TMS Holdings, Inc. as of March 31, 1996.

Under current tax laws, municipal securities remain one of the few investments offering the potential for tax-free income. In 1997, taxes could cost as much as $47 on every $100 earned from a fully taxable investment (based on the maximum combined 39.6% federal tax rate and the highest state tax rate of 12% for 1997.) Franklin tax-free funds, however, offer tax relief through a professionally managed portfolio of tax-free securities selected based on their yield, quality and maturity. An investment in a Franklin tax-free fund can provide you with the potential to earn income free of federal taxes and, depending on the fund, state and local taxes as well, while supporting state and local public projects. Franklin tax-free funds may also provide tax-free compounding, when dividends are reinvested. An investment in Franklin's tax-free funds can grow more rapidly than similar taxable investments.

Municipal securities are generally considered to be creditworthy, second in quality only to securities issued or guaranteed by the U.S. government and its agencies. The market price of such securities, however, may fluctuate. This fluctuation will have a direct impact on the Net Asset Value of an investment in the Fund.

Currently, there are more mutual funds than there are stocks listed on the NYSE. While many of them have similar investment objectives, no two are exactly alike. As noted in the Prospectus, shares of the Fund are generally sold through Securities Dealers. Investment representatives of such Securities Dealers are experienced professionals who can offer advice on the type of investment suitable to your unique goals and needs, as well as the types of risks associated with such investment.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

Franklin had the first single-state municipal bond fund in Michigan.


According to Strategic Insight, dated February 28, 1997, the Oregon and Arizona Funds were the largest municipal bond funds in their respective states.

As of June 3, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:


NAME AND ADDRESS                                  SHARE AMOUNT PERCENTAGE
------------------------------------------------------------------------
MICHIGAN FUND - CLASS I

Franklin Resources, Inc..........................226,975         046.39%
1850 Gateway Dr., 6th Floor
San Mateo, CA 94404-2467

David W. Elliott TTEE.............................49,067.713       8.4%
David W. Elliott Rev Tr
1291 Sunniwood Pl.
Rochester, MI 48306

COLORADO FUND - CLASS II

Suzanne L. Strickland.............................38,414.814       6.7%
1070 Darwin Ct.
Denver, CO 80221

OREGON FUND - CLASS II

Dale Burgess TTEE.................................48,329.139       6.3%
Dale Burgess LIV TR
82613 Meadow Lane
Creswell, OR 97426-9402

PUERTO RICO FUND - CLASS II
PaineWebber for the benefit of
Morris Kaplan & Mary C. Kaplan JTWROS ............14,971.000       8.8%
204 Holland Street
Cranston, RI 02920-2427

Philip W. Chao.................................... 8,605.244       5.1%
1100 Lovering Ave., #1406
Wilmington, DE 19806

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.


Summary of Code of Ethics. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended February 28, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended


ADVISERS - Franklin Advisers, Inc., the investment manager of each Fund, except the Connecticut Fund


BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit


Class I and Class II - Each Fund, except the Indiana and Michigan Funds, offers two classes of shares, designated "Class I" and "Class II." The two classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Indiana and Michigan Funds are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTMENT ADVISORY - Franklin Investment Advisory Services, Inc., the


Connecticut Fund's investment manager


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service

LETTER - Letter of Intent


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 4.25% for Class I and 1% for Class II.


PROSPECTUS - The prospectus for the Fund dated July 1, 1997, as may be amended from time to time

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


APPENDICES

DESCRIPTION OF RATINGS

MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Municipal bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA: Municipal bonds rated Ba are judged to have predominantly speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Municipal bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Municipal bonds rated Ca represent obligations which are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


CON.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.


FITCH

AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Municipal bonds rated CC are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Municipal bonds rated C are in imminent default in the payment of interest or principal.

DDD, DD AND D: Municipal bonds rated DDD, DD and D are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery while D represents the lowest potential for recovery.


Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA, DDD, DD or D categories.


MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

STATE RISK FACTORS

The following information is provided in light of the Fund's policy of investing primarily in municipal securities issued by or on behalf of its respective state or territory, and that state's or territory's local governments, municipalities, authorities, agencies and political subdivisions. It is not a complete analysis of every material fact that may affect the ability of issuers of municipal securities in the Fund's respective state or territory to meet their debt obligations or the economic or political conditions within the state or territory. It is based on information available to the Fund as of the date of this SAI and on historically reliable sources, including periodic publications by national rating services, but it has not been independently verified by the Fund.

ARIZONA

Arizona has relied principally on lease obligations, revenue bonds, and pay-as-you-go financing for its capital needs. A significant portion of the state's debt is supported by motor fuel taxes and highway user fees.

During the 1980s, Arizona's per capita expenditures, which had been below the national average, climbed to 105% of the U.S. average. At the same time, the state implemented various tax cuts. Together, these two factors drained the state's cash reserves, and its general fund balance fell from 21% of expenditures to 0%. Beginning in 1985, Arizona experienced five consecutive fiscal years with budget shortfalls. These shortfalls were managed with budget cuts, one-time adjustments, tax accelerations and internal borrowings. Recently, strong economic growth has enabled the state to replenish its general fund, which had a balance of 6.9% of expenditures by the end of fiscal 1995. The state's budget stabilization fund is also fully funded, as of July 1996, which may help provide protection in an economic downturn.

Arizona's economy has diversified in recent years and has continued its shift away from agriculture and mining and towards manufacturing and services. The move away from farming, which consumes about 80% of the water used in the state, may increase the water available for municipal uses. Manufacturing recently accounted for approximately 9.2% of the state's total employment, trade 22.7%, services 30.2%, government 14.0%, construction 5.8%, and finance-insurance-real estate 8.6%. While the state experienced some job losses during the national recession in the early 1990s, its economy fared better than the nation as a whole, and it has since recovered its losses.

COLORADO

Colorado's economic base has become more aligned with the overall U.S. economy and has diversified among services (29.3%), trade (24.8%), government (16.6%), and manufacturing (10.5%). While the manufacturing sector lost jobs in 1995, the relocation of Lockheed Martin's rocket manufacturing plant from San Diego to Colorado, along with increased activity in the telecommunications and high technology industries, have allowed employment in the manufacturing sector to remain above prerecession levels. Retail trade has also been slowing, but is expected to remain strong with estimated growth of 6.7% in 1997.

Since Colorado's constitution prohibits the issuance of general obligation debt, the state's debt burden has been low. The state has relied on appropriations from its general fund for capital projects, as well as on long-term lease purchase obligations. The fiscal 1997 budget includes transfers from the general fund of $115 million for highways and $116 million to additional capital funds. After these transfers, the general fund balance is expected to decline to $280 million by the end of the fiscal year, compared to the ending fiscal 1996 balance of $315 million. Other expenditures in the fiscal 1997 budget include increases based on inflation for k-12 education and moderate increases for health, welfare and corrections.

CONNECTICUT

In the late 1980's and early 1990's, Connecticut's economy weakened, producing revenue shortfalls and over-budget social services spending. In 1991, the state incurred a general fund deficit of more than $800 million. As a result, the state issued approximately $966 million in economic recovery notes to finance its accumulated deficit of more than $1 billion and implemented various financial reforms, including a 4% personal income tax. Since that time, the state has generated operating surpluses in fiscal years 1992-1996. Despite original estimates of a $22 million shortfall, the state ended fiscal 1996 with an estimated $250 million surplus. An unexpected increase in income tax revenues of $182 million contributed to the positive results. The state plans to reserve part of this surplus for payment of principal and interest on its economic recovery notes in 1997.

Debt indicators have more than doubled in Connecticut over the last decade, which may affect the state's fiscal flexibility. While the state has shown signs of strength over the last year, the implementation of planned tax cuts, along with projections of slow economic growth through the year 2000, may create challenges for the state as it attempts to maintain balanced operations.

INDIANA

Indiana's financial position declined significantly during the early 1980s. In 1982, the state legislature established an economic stabilization or "rainy day" reserve fund. This fund was intended to reduce the potential negative impact on the state's revenues of a future economic recession. Since the early 1980s, steady economic and revenue growth has led to a substantially improved financial position, one that recently was considered among the nation's strongest.

The recent strength of Indiana's economy and aggressive spending cuts have resulted in three consecutive years of operating surpluses. As of June 30, 1996, the state's combined general, property tax replacement, and tuition reserve funds had a balance of $1.24 billion, while the balance of the rainy day fund was $439.5 million. Together, the state's total reserves of $1.68 billion at the end of fiscal 1996 were 23% of the state's operating expenditures, and compared favorably to the balance of $490.3 million at the end of fiscal 1993. For fiscal 1997, the reserve balance is expected to decrease slightly to $1.63 billion.

While the state's economy and financial performance have been strong, the unfunded liability of the State Teachers Retirement Fund has continued to grow. Recently, this liability was as high as $6.1 billion. Indiana has taken several steps to attempt to control this problem, including (i) enacting a new pension plan that requires funds to be set aside for new teachers as their benefits are accrued, which also shifts primary funding responsibility from the state to the local school districts, and (ii) creating a special pension stabilization fund to pay teachers' pensions when the growth in pension payouts in a year exceeds the state's revenue growth.

MICHIGAN

Since the early 1990s when the state's financial position was weakened by the national recession and imbalances in the budget, Michigan's economy has sustained steady growth. Despite an increase in the size of its labor force, Michigan's unemployment level is at its lowest level since the 1960s and is below the national average. Per capita personal income levels are also better than the national level for the first time since 1986.

Michigan's fiscal position has also improved. The state's budget stabilization fund was estimated to be more than $1 billion at September 30, 1996, the highest level in the state's history. Michigan may need the increased stability these reserve levels provide in order to offset higher school funding requirements. In 1993, property tax reforms eliminated all school operating property taxes. To maintain school operating budgets, voters approved a school funding initiative in 1994 aimed at providing replacement funding. As a result, the state is now responsible for funding a considerably larger portion of local school district operations. In fiscal 1994, the state's expenditures from the school aid fund were $4.2 billion. By fiscal 1996, these expenditures were estimated at more than $8 billion. School funding reform, coupled with the state's increasing unfunded pension liabilities, may present potential areas of financial stress that will need to be addressed in the near future.

NEW JERSEY

New Jersey's credit strength has been based on its broad-based economy, high wealth levels, and history of maintaining a positive financial position in an environment of slow economic growth. During the recent recession, however, New Jersey had problems maintaining balanced operations. To address these problems, the state began reducing expenditures by limiting the amount of resources available to fund them. For example, for fiscal years 1995-1997, average growth in budgeted expenditures was limited to 1%, while tax cuts were phased in over a three-year period.

The state's efforts to correct budgetary problems have produced positive results in recent years. Fiscal 1996 results indicate a general fund balance of more than $870 million and the fiscal 1997 budget is currently balanced, with an estimated ending general fund balance of $550 million. The 1997 budget relies less on nonrecurring resources than in prior years and includes a decrease in appropriations from fiscal 1996 of 1.3%. Most of the spending cuts during 1997 will come from human services, reflecting reforms to welfare and Medicaid systems and an expected decline in the number of caseloads. Capital construction and public education are essentially the only areas scheduled to receive increased funding.

New Jersey's debt ratios have remained moderately high. Debt service costs are expected to continue to increase in the coming years, as recently issued bonds come due. New Jersey will also need to address increased funding requirements for public schools, resulting from a recent state supreme court decision that found the state's existing school finance system is unconstitutional. High debt service costs and increased funding requirements for public schools may present challenges for the state in future years.

OREGON

In November 1990, voters approved Measure 5, which limited local property taxes and required the state to provide replacement revenues to schools. The replacement requirement was $492 million in the 1991-1993 biennium and rose to $2.7 billion for the fiscal 1995-1997 biennium. Nonetheless, the state has been able to meet this obligation and balance its budget without implementing a large new revenue source, primarily due to rapid growth in revenues resulting from the state's growing economy and strong fiscal oversight.

On November 5, 1996, voters passed another initiative, Ballot Measure 47. When fully implemented, this measure could negatively impact many municipal entities in Oregon. In effect, Measure 47 cuts property taxes and limits future increases, thereby reducing the financial flexibility of local governments and creating potential budgetary pressures. Estimates indicate that Measure 47 will reduce revenues for schools, already hit hard by Measure 5, and general governments by 20%, or $1 billion over the next two years. Although this measure does not directly affect the state, Oregon may face significant political pressure to provide assistance to local governments, especially through further increases in school funding.

While the state estimates that it will end fiscal 1997 with a budget balance of more than $400 million, new capital programs, especially for correction facilities, and the uncertain effects on the state and local governments of Measure 47, may create future challenges as the state attempts to maintain positive financial performance. The increased use of ballot initiatives, in many cases to reduce taxes and thus limit financial flexibility, may also create greater uncertainty in Oregon's municipal securities market. This increased uncertainty may lead to a demand by investors for higher yields on obligations issued within the state, and thus an increase in borrowing costs for issuers.

PENNSYLVANIA

In the early 1990s, Pennsylvania faced a general fund accumulated deficit of $1 billion, reflecting revenue shortfalls caused in part by the recession and increased spending for Medicaid, social services and corrections. With the help of significant tax increases and various spending control measures, the state has been able to eliminate this deficit. Its general fund reserve levels, however, have remained fairly small.

During fiscal 1996, the state reversed some of the tax increases implemented in the early 1990s, primarily because of the success of spending control efforts in the areas of Medicaid and welfare. During the year, however, the state's unreserved general fund balance declined from $443 million to $382 million. The fiscal 1997 budget includes expenditure increases of 0.6% and a further reduction of the general fund balance to $178 million. The proposed 1998 budget also includes spending increases of approximately 2.7% over 1997 levels, mostly in the areas of education, public welfare and corrections, and currently assumes the depletion of the entire general fund balance.

PUERTO RICO

Puerto Rico's debt level has been high, reflecting the pressures of its considerable capital needs for continued development and infrastructure improvements. Recently, debt service represented about 10% of Puerto Rico's revenues. Puerto Rico has also had a large unfunded pension liability, at times exceeding $5 billion.

Despite its high levels of debt, Puerto Rico's overall financial performance has been improving. At the end of fiscal 1995, Puerto Rico's audited general fund unreserved balance was $443 million, up from a negative $195 million at the end of fiscal 1993. Fiscal 1996 results are also expected to be positive, due in part to tax revenue increases. The current fiscal 1997 budget is balanced, with revenues expected to increase 4.8% from 1996. Expenditure increases in the 1997 budget are mainly in the areas of education (up 2.8%) and public safety (up 11%).

Over the past three years, positive financial performance has allowed Puerto Rico to add to its rainy day and emergency reserves and maintain some fiscal flexibility. At the beginning of fiscal 1997, these reserves totaled a combined $135 million, compared with a balance of $50 million three years ago. While a large portion of these reserves have been appropriated in the current fiscal year to repair damage caused by Hurricane Hortense, Puerto Rico expects to replenish its reserves by the start of fiscal 1998.

Although Puerto Rico's outlook is considered stable, Puerto Rico will face challenges over the coming years. Puerto Rico must find other ways to attract and maintain businesses after the loss of tax incentives currently provided under Section 936. Puerto Rico also has to find ways to pay for the privatization of its health care system, which is expected to cost more than $700 million per year when it is fully implemented in 1999. Currently, Puerto Rico is hoping to pay for its health care reform from savings created by the privatization of its existing public hospitals, which often operate at a loss.

STATE TAX TREATMENT

The following information on the income tax treatment of dividends from the Fund is based upon correspondence and sources believed to be reliable. Except where otherwise noted, the information pertains to individual state income taxation only. You may be subject to local taxes on dividends or the value of your shares. Corporations, trusts, estates and other entities may be subject to other taxes and should consult with their tax advisors or their state department of revenue. For some investors, a portion of the dividend income may be subject to the federal and/or state alternative minimum tax.

ARIZONA

Section 43-1021(4) of the Arizona Income Tax Code states that interest on obligations of the state of Arizona or its political subdivisions is exempt from personal and corporate income tax. Sections 43-1022(6) and 43-1122(6) provide similar tax-exempt treatment for interest on obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). Pursuant to State Income Tax Ruling Number 84-10-5, Arizona does not tax dividend income from regulated investment companies, such as the Arizona Fund, to the extent that such income is derived from such exempt obligations. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gain earned by the Fund are included in each shareholder's Arizona taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.

COLORADO

Sections 39-22-104 and 39-22-304 of the Colorado Revised Statutes state that interest on obligations of the state of Colorado or its political subdivisions and direct obligations of the U.S. or its possessions is exempt from personal and corporate income tax. The Colorado Department of Revenue has advised in published guidance that distributions from a regulated investment company, such as the Colorado Fund, will also be exempt from personal and corporate income tax if the Fund invests in such exempt obligations. The Colorado Department of Revenue has confirmed in guidance dated September 1993 that this exclusion also applies to territorial obligations of the U.S. (including Puerto Rico, Guam and the Virgin Islands). Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions do not qualify for this exemption. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gain earned by the Fund are included in each shareholder's Colorado taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.

CONNECTICUT

Section 12-701(a)(20) of the Connecticut General Statutes states that interest income from obligations issued by or on behalf of the state of Connecticut, its political subdivisions, public instrumentalities, state or local authorities, districts, or similar public entities created under the laws of the state of Connecticut and direct obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands) is exempt from state personal income tax. Dividends paid by a regulated investment company, such as the Connecticut Fund, that are derived from such exempt obligations will be exempt from state personal income tax, subject to the limitation below for direct federal obligations. Corporate shareholders are generally subject to Connecticut corporation income taxes on distributions from the Fund.

Section 12-701(a)(20) of the Connecticut General Statutes also states that a fund is qualified to pay exempt dividends derived from exempt U.S. government obligations to its shareholders if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of exempt U.S. government obligations. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions do not qualify for this exemption.

Any distributions of net short-term and long-term capital gain earned by the Fund are included in each shareholder's Connecticut taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.

INDIANA

Corporate taxpayers may be subject to several overlapping Indiana income taxes on income derived from sources within Indiana. Generally, corporations are subject to the higher of the adjusted gross income tax or the gross income tax, plus a supplemental net income tax. Individuals, estates and trusts resident in Indiana are generally subject only to the adjusted gross income tax.

Gross Income Tax: Information Bulletins 19 and 79 issued by the Indiana Department of Revenue provide that the proportionate share of dividends received from a regulated investment company, such as the Indiana Fund, derived from investments in direct obligations of the U.S. or its possessions (including Puerto Rico, Guam and the Virgin Islands), will be exempt from the Indiana Gross Income Tax. An exemption is also provided under Indiana law for exempt interest dividends derived from interest on obligations of the state of Indiana or its political subdivisions.

Adjusted Gross Income Tax: All of the obligations referred to in the foregoing Bulletins are exempt from the Indiana Adjusted Gross Income Tax.

For all taxpayers, dividends paid from interest earned on indirect U.S. Government obligations (GNMAs, FNMAs, etc.) will be taxable on a pro rata basis. The Fund will file all appropriate certification documents with the Indiana Department of Revenue indicating the exempt portion of distributions to shareholders.

Any distributions of net short-term and net long-term capital gain earned by the Fund are included in the shareholder's Indiana taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.

MICHIGAN

Section 206.30(1) of the Michigan Compiled Laws generally provides that taxable income, for purposes of the Michigan individual income tax, is determined by reference to federal adjusted gross income, with certain modifications. Interest and dividends derived from obligations or securities of states other than Michigan (less related expenses) must be added back in determining Michigan taxable income. Interest and dividends derived from obligations or securities of Michigan (and its political subdivisions) are exempt and are not, therefore, added back in determining Michigan taxable income. Further, income derived from obligations of the U.S. government that the state is prohibited by law from subjecting to a net income tax is subtracted in determining Michigan taxable income. This includes direct obligations of the U.S. government, its agencies, instrumentalities, or possessions (including Puerto Rico, Guam and the Virgin Islands).

Revenue Administrative Bulletin 1986-3, states that a regulated investment company, such as the Michigan Fund, which invests in tax-free municipal obligations of the state of Michigan and its political and governmental subdivisions is permitted to pass-through the exemption of such interest to its shareholders to the extent that such interest qualifies as an exempt-interest dividend of a regulated investment company. The exempt nature of interest from obligations of the U.S. and its territories and possessions may also be passed through to shareholders. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or other obligations from other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gains earned by the Fund will generally be included in each shareholder's Michigan taxable income as dividend income and long-term capital gain, respectively, and taxed at ordinary income tax rates.

Section 205.133 of the Michigan Compiled Laws exempts from the intangible personal property tax obligations of the state of Michigan and its political subdivisions and obligations of the U.S. and its possessions, agencies and instrumentalities. Pursuant to Revenue Administrative Bulletin 1986-3, an owner of a share of a regulated investment company, such as the Michigan Fund, will be considered the owner of a pro-rata share of the assets of such regulated investment company. It further provides that yield (for intangibles tax purposes) is determined with respect to shares of the Michigan Fund by excluding from gross dividends or interest the pro rata share of the interest or dividends received from such exempt obligations held by the Fund. According to Michigan tax return instructions, capital gains from a regulated investment company that are reinvested in additional shares of the Fund are exempt from intangibles taxes, whereas capital gains distributed in cash are taxable. In 1995, legislation was passed repealing this intangible personal property tax effective January 1, 1998.

NEW JERSEY

Section 54A:6-14.1 of the New Jersey Statutes provides that distributions paid by qualified investment funds, such as the New Jersey Fund, are not included in gross income for purposes of the New Jersey gross income tax to the extent the distributions are attributable to interest or gain from obligations issued by or on behalf of the state of New Jersey or its political subdivisions, or obligations free from state or local taxation by any act of the state of New Jersey or laws of the U.S. (including obligations of the District of Columbia, Puerto Rico, Guam and the Virgin Islands). The 80 percent investment threshold requirement in exempt obligations has been recently ruled invalid in the New Jersey tax court case, Colonial Trust III and Investment Company Institute v. Director, Division of Taxation, which was decided on February 21, 1997. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gain earned by the Fund from taxable obligations are included in each shareholder's New Jersey taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.

OREGON

Section 316.683 of the Oregon Revised Statutes and Oregon Administrative Rule 150-316.680(B) provide that the state exempt-interest dividends received by residents of the state paid by a regulated investment company, such as the Oregon Fund, are exempt from Oregon personal income tax. State exempt-interest dividends are dividends from interest earned on exempt obligations of the U.S., its territories (including Puerto Rico, Guam and the Virgin Islands), and possessions of any U.S. authority, commission, or instrumentality, or on state and local obligations of Oregon. Corporate shareholders are generally subject to the Oregon corporation income tax on distributions from the Fund. Dividends paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis.

Any distributions of net short-term and net long-term capital gain earned by the Fund are included in each shareholder's Oregon taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.

PENNSYLVANIA

Section 303 of the Tax Reform Code of Pennsylvania states that interest income derived from obligations that are statutorily free from state or local taxation under the laws of the Commonwealth of Pennsylvania or under the laws of the U.S. is exempt from state personal income tax. Such exempt obligations include obligations issued by the Commonwealth of Pennsylvania, any public authority, commission, board or other state agency, any political subdivision of the state or its public authority, and certain obligations of the U.S. or its territories (including Puerto Rico, Guam and the Virgin Islands). Section 301 of the Code of Pennsylvania states that interest derived by an investment trust, such as the Pennsylvania Fund, from such exempt obligations is not subject to state, personal or corporate net income tax. Fund distributions and the value of Fund shares, however, are generally included in the tax base in determining the corporation capital stock or foreign franchise tax. Distributions paid from interest earned on indirect U.S. government obligations (GNMAs, FNMAs, etc.) or obligations of other states and their political subdivisions are fully taxable. To the extent that such taxable investments are made by the Fund for temporary or defensive purposes, the distributions will be taxable on a pro rata basis. Distributions paid by the Fund are also generally exempt from the Philadelphia School District Investment Income Tax.

Any distributions of net short-term and long-term capital gain earned by the Fund are included in each shareholder's Pennsylvania taxable income as dividend income and long-term capital gain, respectively, and are taxed at ordinary income tax rates.

Shareholders of the Fund who are subject to the Pennsylvania personal property tax in their county of residence will be exempt from county personal property tax to the extent that the portfolio of the Fund consists of such exempt obligations on the annual assessment date of January 1. Information regarding the portion of the value of the shares, if any, which is subject to the Pennsylvania personal property tax will be provided to shareholders of the Fund.

PUERTO RICO

For U.S. citizens and residents, exempt-interest dividends received from the Puerto Rico Fund are generally exempt from U.S. federal and state personal income taxation in all states that impose an income tax, pursuant to section 103 of the Code and 31 U.S.C. section 3124. For Puerto Rico taxpayers, exempt-interest dividends, to the extent derived from Puerto Rico, Guam and Virgin Island obligations, will generally be exempt from Puerto Rico taxation pursuant to a ruling received by the Fund dated May 24, 1996.

FRANKLIN FEDERAL
INTERMEDIATE-TERM
TAX-FREE INCOME FUND

FRANKLIN TAX-FREE TRUST

STATEMENT OF
ADDITIONAL INFORMATION

JULY 1, 1997

777 MARINERS ISLAND BLVD., P.O. BOX 7777
MATEO, CA 94403-7777  1-800/DIAL BEN
--------------------------------------------------------------------------------

TABLE OF CONTENTS

How does the Fund Invest its Assets?                  2

Investment Restrictions ..........                    4

Officers and Trustees ............                    5

Investment Management
 and Other Services ..............                    8

How does the Fund Buy
 Securities for its Portfolio? ...                    9

How Do I Buy, Sell and
 Exchange Shares? ................                   10

How are Fund Shares Valued? ......                   12

Additional Information on
 Distributions and Taxes .........                   13

The Fund's Underwriter ...........                   14

How does the Fund
 Measure Performance? ............                   15

Miscellaneous Information ........                   18

Financial Statements .............                   19

Useful Terms and Definitions .....                   19
Appendix

 Description of Ratings ..........                   20

--------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
--------------------------------------------------------------------------------

The Franklin Federal Intermediate-Term Tax-Free Income Fund (the "Fund") is a non-diversified series of Franklin Tax-Free Trust (the "Trust"), an open-end management investment company. The Fund's investment objective is to provide investors with as high a level of income exempt from federal income taxes, including the individual alternative minimum tax, as is consistent with prudent investing, while seeking preservation of shareholders' capital. The Fund seeks to achieve its objective by investing primarily in investment grade securities and maintaining a dollar-weighted average portfolio maturity of three to ten years.

The Prospectus, dated July 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/DIAL BEN or write the Fund at the address shown.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O    ARE SUBJECT TO INVESTMENT RISKS,  INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

DESCRIPTION OF MUNICIPAL AND OTHER SECURITIES

The Prospectus contains a general description of municipal securities. The following provides more detailed information about the various municipal and other securities in which the Fund may invest. There may be other types of municipal securities that become available that are similar to those described below and in which the Fund may also invest, if consistent with its investment objective and policies.

TAX ANTICIPATION NOTES. These are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, which will be used to pay the notes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

REVENUE ANTICIPATION NOTES. These are issued in expectation of the receipt of other kinds of revenue, such as federal revenues available under the Federal Revenue Sharing Program.

BOND ANTICIPATION NOTES. These are normally issued to provide interim financing until long-term financing can be arranged. Long-term bonds then provide the money for the repayment of the notes.

CONSTRUCTION LOAN NOTES. These are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National Mortgage Association or the Government National Mortgage Association.

TAX-EXEMPT COMMERCIAL PAPER. This typically represents a short-term obligation (270 days or less) issued by a municipality to meet working capital needs.

MUNICIPAL BONDS. These meet longer-term capital needs and generally have maturities of more than one year when issued. They have two principal classifications: general obligation bonds and revenue bonds.

1. GENERAL OBLIGATION BONDS. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

2. REVENUE BONDS. Revenue bonds are not secured by the full faith, credit and taxing power of the issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. The principal security behind these bonds may vary. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Many bonds provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations. Some authorities are provided further security in the form of state assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

TAX-EXEMPT INDUSTRIAL DEVELOPMENT REVENUE BONDS. These are bonds that pay tax-exempt interest and are, in most cases, revenue bonds. They are issued by or on behalf of public authorities to raise money for the financing of various privately operated facilities for business, manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on these bonds is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the facility or other property as security for payment.

FLOATING OR VARIABLE RATE DEMAND NOTES ("VRDNS"). These are tax-exempt obligations with a floating or variable interest rate. They have a right of demand, which may be unconditional, to receive payment of the unpaid principal balance plus accrued interest upon a short notice period, generally up to 30 days, before specified dates. The payment may be received either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the note. The interest rate is adjustable at intervals ranging from daily up to monthly, and is calculated to maintain the market value of the VRDN at approximately its par value upon the adjustment date.

WHEN-ISSUED TRANSACTIONS. Municipal securities are frequently issued on a "when-issued" basis. When so issued, the price, which is generally expressed in yield terms, is fixed at the time the commitment to buy is made, but delivery and payment for the when-issued securities take place at a later date. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income on those assets. It is the Fund's intention, however, to be fully invested to the extent practicable and consistent with its investment policies. When the Fund makes the commitment to buy a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in the determination of its Net Asset Value. The Fund believes that its Net Asset Value or income will not be adversely affected by its purchase of municipal securities on a when-issued basis.

CALLABLE BONDS. Callable bonds allow the issuer to redeem the bonds before their maturity dates. To protect bondholders, however, callable bonds may be issued with provisions that prevent them from being called for a period of time, typically five to ten years from the date of issue. During times of generally declining interest rates, if the call-protection on a callable bond expires, there is an increased likelihood that the bond may be called by the issuer. Advisers may sell a callable bond before its call date, if it believes the bond is at its maximum premium potential.

When pricing callable bonds, each bond is marked-to-market daily based on the bond's call date. Thus, the call of some or all of the Fund's callable bonds may have an impact on the Fund's Net Asset Value. Based on a number of factors, including certain portfolio management strategies used by Advisers, the Fund believes it has reduced the risk of an adverse impact on its Net Asset Value based on calls of callable bonds. In light of the Fund's pricing policies and because the Fund follows certain amortization procedures required by the IRS, the Fund is not expected to suffer any material adverse impact related to the value at which the Fund has carried the bonds in connection with calls of bonds purchased at a premium. Notwithstanding these policies, however, the reinvestment of the proceeds of any called bond may be in bonds that pay a lower rate of return than the called bonds and, as with any investment strategy, there is no guarantee that a call may not have a more substantial impact than anticipated.

ESCROW-SECURED OR DEFEASED BONDS. These are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue that is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer uses the proceeds of a new bond issue to buy high grade, interest bearing debt securities that are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow-secured bonds often receive a triple A or equivalent rating from Moody's, S&P or Fitch.

STRIPPED MUNICIPAL SECURITIES. Municipal securities may be sold in "stripped" form. Stripped municipal securities represent separate ownership of principal and interest payments on the municipal securities.

ZERO-COUPON SECURITIES. The Fund may invest in zero-coupon and delayed interest securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity date approaches. If the issuer defaults, the Fund may not obtain any return on its investment.

Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value is generally more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. When interest rates fall, zero-coupon securities rise more rapidly in value, because the bonds reflect a fixed rate of return.

The Fund's investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment. In order to generate cash to satisfy distribution requirements, the Fund may be required to sell portfolio securities that it otherwise may have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

CONVERTIBLE AND STEP COUPON BONDS. The Fund may invest a portion of its assets in convertible and step coupon bonds. Convertible bonds are zero-coupon securities until a predetermined date, at which time they convert to a specified coupon security. The coupon on step coupon bonds changes periodically during the life of the security based on predetermined dates chosen when the security is issued.

CERTIFICATES OF PARTICIPATION. The Fund may invest in municipal lease obligations, primarily through certificates of participation ("COPs"). The Board reviews COPs held in the Fund's portfolio to assure that they are liquid investments based on various factors reviewed by Advisers and monitored by the Board. These factors include (a) the credit quality of the securities and the extent to which they are rated or, if unrated, comply with existing criteria and procedures followed to ensure that they are of comparable quality to the ratings required for the Fund to invest, including an assessment of the likelihood that the leases will not be canceled; (b) the size of the municipal securities market, both in general and with respect to COPs; and (c) the extent to which the type of COPs held by the Fund trade on the same basis and with the same degree of dealer participation as other municipal securities of comparable credit rating or quality.

U.S. GOVERNMENT OBLIGATIONS. These are issued by the U.S. Treasury or by agencies and instrumentalities of the U.S. government and are backed by the full faith and credit of the U.S. government. They include Treasury bills, notes and bonds.

COMMERCIAL PAPER. This refers to promissory notes issued by corporations in order to finance their short-term credit needs.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board and subject to the following conditions, the Fund may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 10% of the value of the Fund's total assets at the time of the most recent loan. The borrower must deposit with the Fund's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 102%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Fund may engage in security loan arrangements with the primary objective of increasing the Fund's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:

1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefore) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

2. Buy any securities on "margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

3. Make loans, except through the purchase of readily marketable debt securities which are either publicly distributed or customarily purchased by institutional investors. Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning portfolio securities to broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower; provided such portfolio security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan.

4. Act as underwriter of securities issued by other persons, except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.

5. Purchase the securities of any issuer which would result in owning more than 10% of the voting securities of such issuer, except the Fund will not purchase a security, if as a result: i) more than 25% of its total assets would be invested in the securities of a single issuer or ii) with respect to 50% of its total assets, more than 5% of its assets would be invested in the securities of a single issuer.

6. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or investment advisor own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

7. Acquire, lease or hold real estate, except such as may be necessary or advisable for the maintenance of its offices and provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

8. Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" in accordance with its investment policies.

9. Invest in companies for the purpose of exercising control or management.

10. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization. To the extent permitted by exemptions which may be granted under the 1940 Act, the Fund may invest in shares of one or more investment companies, of the type generally referred to as money market funds, managed by Advisers or its affiliates.

11. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale.

12. Invest more than 25% of its assets in securities of any industry. For purposes of this limitation, tax-exempt securities issued by governments or political subdivisions of governments are not considered to be part of any industry.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                           POSITIONS AND OFFICES     PRINCIPAL OCCUPATION DURING
NAME, AGE AND ADDRESS      WITH THE TRUST            PAST FIVE YEARS

 Frank H. Abbott, III         (76)
 1045 Sansome Street
 San Francisco, CA 94111

      Trustee

President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 29 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton             (65)
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

 Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato          (64)
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

 Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

 David W. Garbellano          (82)
 111 New Montgomery St., #402
 San Francisco, CA 94105

 Trustee

Private Investor; Assistant Secretary/Treasurer and Director, Berkeley Science Corporation (a venture capital company); and director or trustee, as the case may be, of 28 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson           (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Chariman of the Board and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 54 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr.       (56)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 President and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Frank W.T. LaHaye            (68)
 20833 Stevens Creek Blvd.
 Suite 102
 Cupertino, CA 95014

 Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin            (69)
 8212 Burning Tree Road
 Bethesda, MD 20817

 Trustee

Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group; Director, H & Q Healthcare Investors; and President, National Association of Securities Dealers, Inc.

 Harmon E. Burns              (52)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc. and Franklin Mutual Advisers, Inc.; and officer and/or director or trustee, as the case may be, of most other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Don Duerson                  (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Trustee

Vice President of Franklin Advisers, Inc.; and officer of one investment company in the Franklin Templeton Group of Funds.

 Martin L. Flanagan           (37)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President and Chief Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Director, Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek            (48)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Thomas J. Kenny              (34)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam             (58)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Treasurer and Principal Accounting Officer

Employee of Franklin Advisers, Inc.; and officer of 35 of the investment companies in the Franklin Templeton Group of Funds.

 Edward V. McVey              (59)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 30 of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $1,300 per month plus $1,300 per meeting attended. As shown above, some of the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                             TOTAL FEES         NUMBER OF
                                           RECEIVED FROM      BOARDS IN THE
                             TOTAL FEES     THE FRANKLIN    FRANKLIN TEMPLETON
                           RECEIVED FROM     TEMPLETON       GROUP OF FUNDS ON
NAME                         THE TRUST*    GROUP OF FUNDS** WHICH EACH SERVES***
--------------------------------------------------------------------------------
Frank H. Abbott               $29,900         $165,236              29
Harris J. Ashton              $29,900         $343,591              53
S. Joseph Fortunato           $29,900         $360,411              55
David W. Garbellano           $28,600         $148,916              28
Frank W.T. LaHaye             $29,900         $139,233              27
Gordon S. Macklin             $29,900         $335,541              50

*For the fiscal year ended February 28, 1997.

**For the calendar year ended December 31, 1996.

***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 59 registered investment companies, with approximately 167 U.S. based funds or series.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of June 3, 1997, the officers and Board members, did not own of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT  MANAGER AND  SERVICES  PROVIDED.  The Fund's  investment  manager is
Advisers. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' extensive research activities include, as appropriate, traveling to meet with issuers and to review project sites. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to a monthly rate of 5/96 of 1% of the value of its net assets up to and including $100 million; and 1/24 of 1% of the value of its net assets over $100 million up to and including $250 million; and 9/240 of 1% of the value of its net assets in excess of $250 million. The fee is computed at the close of business on the last business day of each month.

For the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, management fees, before any advance waiver, totaled $455,865, $491,681 and $586,462, respectively. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling $250,402, $335,817 and $438,843, respectively.

MANAGEMENT AGREEMENT. The management agreement is in effect until March 31, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, or by Advisers on 30 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

ADMINISTRATIVE SERVICES. Under an agreement with Advisers, FT Services provides certain administrative services and facilities for the Fund. These include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements. FT Services is a wholly owned subsidiary of Resources.

Under its administration agreement, Advisers pays FT Services a monthly administration fee equal to an annual rate of 0.15% of the Fund's average daily net assets up to $200 million, 0.135% of average daily net assets over $200 million up to $700 million, 0.10% of average daily net assets over $700 million up to $1.2 billion, and 0.075% of average daily net assets over $1.2 billion. The fee is paid by Advisers. It is not a separate expense of the Fund.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York, 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

Auditors. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended February 28, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended February 28, 1997.

HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?
--------------------------------------------------------------------------------

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. As a general rule, the Fund does not buy bonds in underwritings where it is given no choice, or only limited choice, in the designation of dealers to receive the commission. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.

It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.

During the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, the Fund paid no brokerage commissions.

As of February 28, 1997, the Fund did not own securities of its regular broker-dealers.

HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities Dealers may at times receive the entire sales charge. A Securities Dealer who receives 90% or more of the sales charge may be deemed an underwriter under the Securities Act of 1933, as amended.

Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers. Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages indicated in the table under "How Do I Buy Shares? - Quantity Discounts" in the Prospectus.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

Shares of the Fund may be offered to investors in Taiwan through securities advisory firms known locally as Securities Investment Consulting Enterprises. In conformity with local business practices in Taiwan, shares may be offered with the following schedule of sales charges:

                                            SALES
SIZE OF PURCHASE - U.S. DOLLARS             CHARGE
--------------------------------------------------
Under $30,000 ..................              3%
$30,000 but less than $100,000 .              2%
$100,000 but less than $400,000               1%
$400,000 or more ...............              0%

OTHER PAYMENTS TO SECURITIES DEALERS. Distributors may pay the following commissions, out of its own resources, to Securities Dealers who initiate and are responsible for purchases of $1 million or more: 0.75% on sales of $1 million to $2 million, plus 0.60% on sales over $2 million to $3 million, plus 0.50% on sales over $3 million to $50 million, plus 0.25% on sales over $50 million to $100 million, plus 0.15% on sales over $100 million. These breakpoints are reset every 12 months for purposes of additional purchases.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

LETTER OF INTENT. You may qualify for a reduced sales charge when you buy Fund shares, as described in the Prospectus. At any time within 90 days after the first investment that you want to qualify for a reduced sales charge, you may file with the Fund a signed shareholder application with the Letter of Intent section completed. After the Letter is filed, each additional investment will be entitled to the sales charge applicable to the level of investment indicated on the Letter. Sales charge reductions based on purchases in more than one Franklin Templeton Fund will be effective only after notification to Distributors that the investment qualifies for a discount. Your holdings in the Franklin Templeton Funds acquired more than 90 days before the Letter is filed will be counted towards completion of the Letter, but they will not be entitled to a retroactive downward adjustment in the sales charge. Any redemptions you make during the 13 month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the Letter have been completed. If the Letter is not completed within the 13 month period, there will be an upward adjustment of the sales charge, depending on the amount actually purchased (less redemptions) during the period. If you execute a Letter before a change in the sales charge structure of the Fund, you may complete the Letter at the lower of the new sales charge structure or the sales charge structure in effect at the time the Letter was filed.

As mentioned in the Prospectus, five percent (5%) of the amount of the total intended purchase will be reserved in shares of the Fund registered in your name until you fulfill the Letter. If total purchases, less redemptions, equal the amount specified under the Letter, the reserved shares will be deposited to an account in your name or delivered to you or as you direct. If total purchases, less redemptions, exceed the amount specified under the Letter and is an amount that would qualify for a further quantity discount, a retroactive price adjustment will be made by Distributors and the Securities Dealer through whom purchases were made pursuant to the Letter (to reflect such further quantity discount) on purchases made within 90 days before and on those made after filing the Letter. The resulting difference in Offering Price will be applied to the purchase of additional shares at the Offering Price applicable to a single purchase or the dollar amount of the total purchases. If the total purchases, less redemptions, are less than the amount specified under the Letter, you will remit to Distributors an amount equal to the difference in the dollar amount of sales charge actually paid and the amount of sales charge that would have applied to the aggregate purchases if the total of the purchases had been made at a single time. Upon remittance, the reserved shares held for your account will be deposited to an account in your name or delivered to you or as you direct. If within 20 days after written request the difference in sales charge is not paid, the redemption of an appropriate number of reserved shares to realize the difference will be made. In the event of a total redemption of the account before fulfillment of the Letter, the additional sales charge due will be deducted from the proceeds of the redemption, and the balance will be forwarded to you.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at the Net Asset Value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this occurs, it is the Fund's general policy to initially invest this money in short-term, tax-exempt municipal securities, unless it is believed that attractive investment opportunities consistent with the Fund's investment objective exist immediately. This money will then be withdrawn from the short-term, tax-exempt municipal securities and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

SYSTEMATIC WITHDRAWAL PLAN. There are no service charges for establishing or maintaining a systematic withdrawal plan. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account. Payments under the plan will be made from the redemption of an equivalent amount of shares in your account, generally on the 25th day of the month in which a payment is scheduled. If the 25th falls on a weekend or holiday, we will process the redemption on the next business day.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will automatically discontinue a systematic withdrawal plan if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of our efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.

HOW ARE FUND SHARES VALUED?

We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Fund, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers. Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. In the absence of a sale or reported bid and ask prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of municipal securities.

Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of the Fund's shares is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board. With the approval of the Board, the Fund may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.

ADDITIONAL INFORMATION
ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:

1. INCOME DIVIDENDS. The Fund receives income generally in the form of interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made twice each year, once in December and once following the end of the Fund's fiscal year. These distributions, when made, will generally be fully taxable to the Fund's shareholders. The Fund may adjust the timing of these distributions for operational or other reasons.

TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, to the alternative minimum tax on a portion of its tax-exempt income, and distributions (including tax-exempt interest dividends) to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the 12 month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. The Fund intends, as a matter of policy, to declare and pay these dividends, if any, in December to avoid the imposition of this tax, but can give no assurances that its distributions will be sufficient to eliminate all such taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders subject to taxation, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount realized from the transaction, subject to the rules described below. If you hold your shares as a capital asset, gain or loss realized will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you from your investment in the Fund and will be disallowed to the extent of exempt-interest dividends paid to you with respect to such shares.

All or a portion of the sales charge incurred in buying shares of the Fund will not be included in the federal tax basis of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sales proceeds are reinvested in the Fund or in another fund in the Franklin Templeton Group of Funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment. You should consult with your tax advisor concerning the tax rules applicable to the redemption or exchange of Fund shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities and commercial paper do not generally qualify for tax-free treatment. To the extent that such investments are made, the Fund will provide you with the percentage of any dividends paid that may qualify for such tax-free treatment at the end of each calendar year. You should consult with your own tax advisor with respect to the application of your state and local laws to these distributions and on the application of other state and local laws on distributions and redemption proceeds received from the Fund.

If you are defined in the Code as a "substantial user" (or related person) of facilities financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

THE FUND'S UNDERWRITER

Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering for shares of the Fund. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

In connection with the offering of the Fund's shares, aggregate underwriting commissions for the fiscal years ended February 28, 1995, February 29, 1996 and February 28, 1997, were $316,890, $235,212 and $301,298, respectively. After allowances to dealers, Distributors retained $41,373, $33,015 and $40,297 in net underwriting discounts and commissions, for the respective years, and received $3,334 and $0 in connection with redemptions or repurchases of shares for the fiscal years ended February 29, 1996 and February 28, 1997, respectively. Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLAN

The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.10% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.

The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.

The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.

The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.

For the fiscal year ended February 28, 1997, Distributors had eligible expenditures of $207,413 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the Fund paid Distributors $85,976.

HOW DOES THE FUND MEASURE PERFORMANCE?

Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. If a Rule 12b-1 plan is adopted, performance figures reflect fees from the date of the plan's implementation. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.

TOTAL RETURN

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over one-year and from inception periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each one-year and from inception period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum front-end sales charge currently in effect.

The Fund's average annual total return for the one-year period ended February 28, 1997, and for the period from inception (September 23, 1992) to February 28, 1997, was 2.78% and 6.49%, respectively.

These figures were calculated according to the SEC formula:

                                       n
                                 P(1+T) = ERV

Effective Yield = [(Base Period Return + 1)   /7] - 1

where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one-year and from inception periods at the end of the one-year and from inception periods

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes the maximum front-end sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, will be based on the Fund's actual return for a specified period rather than on its average return over one-year and from inception periods. The Fund's cumulative total return for the one-year period ended on February 28, 1997, and for the period from inception (September 23, 1992) to February 28, 1997, was 2.78% and 32.17%, respectively.

YIELD

CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum Offering Price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. The Fund's yield for the 30-day period ended February 28, 1997, was 4.69%.

This figure was obtained using the following SEC formula:

                                                  6
                            Yield = 2 [( a-b + 1 ) - 1]
                                         ----
                                          cd

where:

a = interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the maximum Offering Price per share on the last day of the period

TAXABLE-EQUIVALENT YIELD. The Fund may also quote a taxable-equivalent yield that shows the before-tax yield that would have to be earned from a taxable investment to equal the Fund's yield. Taxable-equivalent yield is computed by dividing the portion of the Fund's yield that is tax-exempt by one minus the highest applicable federal income tax rate and adding the product to the portion of the Fund's yield that is not tax-exempt, if any. The Fund's taxable-equivalent yield for the 30-day period ended February 28, 1997, was 7.76%.

As of February 28, 1997, the federal income tax rate upon which the Fund's taxable-equivalent yield quotations are based was 39.6%. From time to time, as any changes to the rate become effective, taxable-equivalent yield quotations advertised by the Fund will be updated to reflect these changes. The Fund expects updates may be necessary as tax rates are changed by the federal government. The advantage of tax-free investments, like the Fund, will be enhanced by any tax rate increases. Therefore, the details of specific tax increases may be used in sales material for the Fund.

CURRENT DISTRIBUTION RATE

Current yield and taxable-equivalent yield, which are calculated according to a formula prescribed by the SEC, are not indicative of the amounts which were or will be paid to shareholders of the Fund. Amounts paid to shareholders are reflected in the quoted current distribution rate or taxable-equivalent distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current maximum Offering Price. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than interest, such as short-term capital gains, and is calculated over a different period of time. The Fund's current distribution rate for the 30-day period ended February 28, 1997, was 4.93%.

A taxable-equivalent distribution rate shows the taxable distribution rate equivalent to the Fund's current distribution rate. The advertised taxable-equivalent distribution rate will reflect the most current federal tax rate available to the Fund. The Fund's taxable-equivalent distribution rate for the 30-day period ended February 28, 1997, was 8.16%.

VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS

The Fund may also quote the performance of shares without a sales charge. Sales literature and advertising may quote a current distribution rate, yield, cumulative total return, average annual total return and other measures of performance as described elsewhere in this SAI with the substitution of Net Asset Value for the public Offering Price.

The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.

COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) Salomon Brothers Broad Bond Index or its component indices - measures yield, price, and total return for Treasury, agency, corporate and mortgage bonds.

b) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and Yankee bonds.

c) Lehman Brothers Municipal Bond Index or its component indices - measures yield, price and total return for the municipal bond market.

d) Bond Buyer 20-Bond Index - an index of municipal bond yields based upon yields of 20 general obligation bonds maturing in 20 years.

e) Bond Buyer 30-Bond Index - an index of municipal bond yields based upon yields of 20 revenue bonds maturing in 30 years.

f) Financial publications: The Wall Street Journal, and Business Week, Financial World, Forbes, Fortune, and Money magazines - provide performance statistics over specified time periods.

g) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index, and Long-Term Utility High-Yield Index.

h) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg, L.P.

i) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk-adjusted performance of a fund over specified time periods relative to other funds within its category.

j) Lipper - Mutual Fund Performance Analysis and Lipper - Fixed Income Fund Performance Analysis - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

Advertisements or sales material issued by the Fund may also discuss or be based upon information in a recent issue of the Special Report on Tax Freedom Day published by the Tax Foundation, a Washington, D.C. based nonprofit research and public education organization. The report illustrates, among other things, the annual amount of time the average taxpayer works to satisfy his or her tax obligations to the federal, state and local taxing authorities.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.

The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton Worldwide, Inc., a pioneer in international investing. Mutual Series Fund Inc., known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $191 billion in assets under management for more than 5.2 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 122 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

Franklin is a leader in the tax-free mutual fund industry and manages more than $44 billion in municipal bond assets for over three quarters of a million investors. Franklin's municipal research department is one of the largest in the industry. According to Research and Ratings Review, Franklin's municipal research team ranked number 2 out of 800 investment advisory firms surveyed by TMS Holdings, Inc., as of March 31, 1996.

The Dalbar Surveys, Inc. broker-dealer survey has ranked Franklin number one in service quality for five of the past nine years.

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the Fund's outstanding shares.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

FINANCIAL STATEMENTS

The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended February 28, 1997, including the auditors' report, are incorporated herein by reference.

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Because the Fund's sales charge structure and Rule 12b-1 plan are similar to those of Class I shares, shares of the Fund are considered Class I shares for redemption, exchange and other purposes.

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter

FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES - Franklin Templeton Services, Inc., the Fund's administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service

LETTER - Letter of Intent

MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge is 2.25%.

PROSPECTUS - The prospectus for the Fund dated July 1, 1997, as may be amended from time to time

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

S&P - Standard & Poor's Corporation

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDIX

DESCRIPTION OF RATINGS

MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Municipal bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA: Municipal bonds rated Ba are judged to have predominantly speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Municipal bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CON.(-): Municipal bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon the completion of construction or the elimination of the basis of the condition.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.

BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NOTE: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB: Municipal bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B: Municipal bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Municipal bonds rated CCC have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.

MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.

F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

F-5: Weak credit quality. Have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Actual or imminent payment default.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                  FORM N-1A
                                     PART C

                                Other Information

Item 24   Financial Statements and Exhibits

 (a)   Financial Statements

       Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders for fiscal year ended February 28, 1997 as filed electronically with the Securities and Exchange Commission on Form Type N-30D on May 9, 1997.

      (i)   Report of Independent Accountants

      (ii)  Statements of Investments in Securities and Net Assets
             - February 28, 1997.

      (iii) Statements of Assets and Liabilities - February 28, 1997.

      (iv)  Statement of Operations - for the year ended February 28,
            1997.

      (v) Statements of Changes in Net Assets - for the years ended February 28, 1997, and February 29, 1996.

      (vi)  Notes to Financial Statements

(b)   Exhibits:

     The following exhibits are incorporated by reference as noted, except Exhibits 5 (i), 11(i), 15(i), and 27(1 through 50) which are attached.

(1)  copies of the charter as now in effect;

      (i)   Restated Agreement and Declaration of Trust dated October
            26, 1984
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

      (ii) Certificate of Amendment of Agreement and Declaration of Trust dated July 16, 1991
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

      (iii) Certificate of Amendment of Agreement and Declaration of Trust dated April 21, 1992
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

      (iv) Certificate of Amendment of Agreement and Declaration of Trust dated December 14, 1993
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

      (v) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

(2)  copies of the existing By-Laws or instruments corresponding thereto;

      (i)   By-Laws
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

      (ii)  Amendment to By-Laws dated December 8, 1987
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

      (iii) Amendments to By-Laws dated April 21, 1992
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

      (iv)  Certificate of Amendment of By-Laws dated December 14, 1993
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

      (v)   Certificate of Secretary dated February 28, 1994
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

(3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

       Not Applicable

(4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

       Not Applicable

(5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (i)   Management Agreement between Registrant and Franklin
            Investment Advisory Services, Inc. on behalf of Franklin Connecticut Tax-Free Income Fund dated October 1, 1996

      (ii)  Management Agreement between Registrant and Franklin
             Advisers, Inc., dated December 1, 1986
             Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: April 28, 1995

      (iii) Amendment to Management Agreement between Franklin Tax-Free Trust and Franklin Advisers, Inc., dated August 1, 1995
             Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: March 14, 1996

(6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

       (i) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc., dated March 29, 1995
             Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: March 14, 1996

      (ii)  Forms of Dealer Agreements between Franklin/Templeton
             Distributors, Inc., and securities dealers
             Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: March 14, 1996

(7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

       Not Applicable

(8) copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of renumeration;


       (i) Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996
             Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: March 14, 1996

      (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
             Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: March 14, 1996

(9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

      (i)   Agreement between Registrant and Financial Guaranty
            Insurance Company dated March 8, 1985
            Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
            File No. 2-94222
            Filing Date: April 28, 1995

      (ii) Amendment to Agreement between Registrant and Financial Guaranty Insurance Company
            Registrant: Franklin New York Tax-Free Trust
            Filing: Post-Effective Amendment No. 12
            to Registration Statement on Form N-1A
            File No. 33-7785
            Filing Date: April 25, 1995

(10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable:

      (i)   Opinion and Consent of Counsel dated April 21, 1995
             Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: April 28, 1995

(11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act:

      (i)   Consent of Independent Auditors

(12)  all financial statements omitted from Item 23:

       Not Applicable

(13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling:

      (i)   Letter of Understanding dated September 21, 1992
             Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: April 28, 1995

      (ii)  Letter of Understanding dated April 12, 1994
             Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: April 28, 1995

(14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

       Not Applicable

(15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

       (i) Class I shares Distribution Plans pursuant to Rule 12b-1 on behalf of the following fund:
             Dated June 1, 1996
             Franklin Michigan Tax-Free Income Fund

       (ii) Class I shares Distribution Plans pursuant to Rule 12b-1 on behalf of the following funds:
             Dated July 1, 1993
             Franklin Arizona Insured Tax-Free Income Fund
             Franklin Federal Intermediate-Term Tax-Free Income Fund
             Franklin Florida Insured Tax-Free Income Fund

             Dated May 1, 1994

             Franklin Alabama Tax-Free Income Fund
             Franklin Arizona Tax-Free Income Fund
             Franklin Colorado Tax-Free Income Fund
             Franklin Connecticut Tax-Free Income Fund
             Franklin Florida Tax-Free Income Fund
             Franklin Georgia Tax-Free Income Fund
             Franklin High Yield Tax-Free Income Fund
             Franklin Indiana Tax-Free Income Fund
             Franklin Insured Tax-Free Income Fund
             Franklin Kentucky Tax-Free Income Fund
             Franklin Louisiana Tax-Free Income Fund
             Franklin Maryland Tax-Free Income Fund
             Franklin Massachusetts Insured Tax-Free Income Fund
             Franklin Michigan Insured Tax-Free Income Fund
             Franklin Minnesota Insured Tax-Free Income Fund
             Franklin Missouri Tax-Free Income Fund
             Franklin New Jersey Tax-Free Income Fund
             Franklin North Carolina Tax-Free Income Fund
             Franklin Ohio Insured Tax-Free Income Fund
             Franklin Oregon Tax-Free Income Fund
             Franklin Pennsylvania Tax-Free Income Fund
             Franklin Puerto Rico Tax-Free Income Fund
             Franklin Texas Tax-Free Income Fund
             Franklin Virginia Tax-Free Income Fund
             Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: April 28, 1995

       (iii) Class II shares Distribution Plan pursuant to Rule 12b-1 on behalf of the following funds dated March 30, 1995:

             Franklin Alabama Tax-Free Income Fund
             Franklin Arizona Tax-Free Income Fund
             Franklin Colorado Tax-Free Income Fund
             Franklin Connecticut Tax-Free Income Fund
             Franklin Florida Tax-Free Income Fund
             Franklin Georgia Tax-Free Income Fund
             Franklin High Yield Tax-Free Income Fund
             Franklin Insured Tax-Free Income Fund
             Franklin Louisiana Tax-Free Income Fund
             Franklin Maryland Tax-Free Income Fund
             Franklin Massachusetts Insured Tax-Free Income Fund
             Franklin Michigan Insured Tax-Free Income Fund
             Franklin Minnesota Insured Tax-Free Income Fund
             Franklin Missouri Tax-Free Income Fund
             Franklin New Jersey Tax-Free Income Fund
             Franklin North Carolina Tax-Free Income Fund
             Franklin Ohio Insured Tax-Free Income Fund
             Franklin Oregon Tax-Free Income Fund
             Franklin Pennsylvania Tax-Free Income Fund
             Franklin Puerto Rico Tax-Free Income Fund
             Franklin Texas Tax-Free Income Fund
             Franklin Virginia Tax-Free Income Fund
             Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: March 14, 1996

(16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited)

       (i)   Schedule for computation of performance quotation
             Registrant: Franklin New York Tax-Free Trust
             Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
             File No. 33-7785
             Filing Date: April 25, 1995

(17)  Power of Attorney

       (i)   Power of Attorney dated February 16, 1995
             Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: April 28, 1995

       (ii)  Certificate of Secretary dated February 16, 1995
             Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: April 28, 1995

18. Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act.

       (i)   Form of Multiple Class Plan
             Filing: Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
             File No. 2-94222
             Filing Date: April 28, 1995


(27) Financial Data Schedule Computations

      1.  Financial Data Schedule for Franklin Insured Tax-Free Income
          Fund Class I

      2. Financial Data Schedule for Franklin Insured Tax-Free Income Fund Class II

      3. Financial Data Schedule for Franklin Massachusetts Insured Tax-Free Income Fund Class I

      4. Financial Data Schedule for Franklin Massachusetts Insured Tax-Free Income Fund Class II

      5. Financial Data Schedule for Franklin Michigan Insured Tax-Free Income Fund Class I

      6. Financial Data Schedule for Franklin Michigan Insured Tax-Free Income Fund Class II

      7.  Financial Data Schedule for Franklin Minnesota Insured
          Tax-Free Income Fund Class I

      8.  Financial Data Schedule for Franklin Minnesota Insured
          Tax-Free Income Fund Class II

      9. Financial Data Schedule for Franklin Ohio Insured Tax-Free Income Fund Class I

      10. Financial Data Schedule for Franklin Ohio Insured Tax-Free Income Fund Class II

      11. Financial Data Schedule for Franklin Puerto Rico Tax-Free Income Fund Class I

      12. Financial Data Schedule for Franklin Puerto Rico Tax-Free Income Fund Class II

      13. Financial Data Schedule for Franklin High Yield Tax-Free Income Fund Class I

      14. Financial Data Schedule for Franklin High Yield Tax-Free Income Fund Class II

      15. Financial Data Schedule for Franklin Pennsylvania Tax-Free Income Fund Class I

      16. Financial Data Schedule for Franklin Pennsylvania Tax-Free Income Fund Class II

      17. Financial Data Schedule for Franklin Colorado Tax-Free Income Fund Class I

      18. Financial Data Schedule for Franklin Colorado Tax-Free Income Fund Class II

      19. Financial Data Schedule for Franklin Michigan Tax-Free Income
          Fund

      20. Financial Data Schedule for Franklin Georgia Tax-Free Income Fund Class I

      21. Financial Data Schedule for Franklin Georgia Tax-Free Income Fund Class II

      22. Financial Data Schedule for Franklin Missouri Tax-Free Income Fund Class I

      23. Financial Data Schedule for Franklin Missouri Tax-Free Income Fund Class II

      24. Financial Data Schedule for Franklin Oregon Tax-Free Income
          Fund Class I

      25. Financial Data Schedule for Franklin Oregon Tax-Free Income Fund Class II

      26. Financial Data Schedule for Franklin Texas Tax-Free Income
          Fund Class I

      27. Financial Data Schedule for Franklin Texas Tax-Free Income
          Fund Class II

      28. Financial Data Schedule for Franklin Virginia Tax-Free Income Fund Class I

      29. Financial Data Schedule for Franklin Virginia Tax-Free Income Fund Class II

      30. Financial Data Schedule for Franklin Alabama Tax-Free Income Fund Class I

      31. Financial Data Schedule for Franklin Alabama Tax-Free Income Fund Class II

      32. Financial Data Schedule for Franklin Florida Tax-Free Income Fund Class I

      33. Financial Data Schedule for Franklin Florida Tax-Free Income Fund Class II

      34. Financial Data Schedule for Franklin Indiana Tax-Free Income
          Fund

      35. Financial Data Schedule for Franklin Louisiana Tax-Free Income Fund Class I

      36. Financial Data Schedule for Franklin Louisiana Tax-Free Income Fund Class II

      37. Financial Data Schedule for Franklin North Carolina Tax-Free Income Fund Class I

      38. Financial Data Schedule for Franklin North Carolina Tax-Free Income Fund Class II

      39. Financial Data Schedule for Franklin Arizona Tax-Free Income Fund Class I

      40. Financial Data Schedule for Franklin Arizona Tax-Free Income Fund Class II

      41. Financial Data Schedule for Franklin New Jersey Tax-Fee Income Fund Class I

      42. Financial Data Schedule for Franklin New Jersey Tax-Free Income Fund Class II

      43. Financial Data Schedule for Franklin Connecticut Tax-Free Income Fund Class I

      44. Financial Data Schedule for Franklin Connecticut Tax-Free Income Fund Class II

      45. Financial Data Schedule for Franklin Maryland Tax-Free Income Fund Class I

      46. Financial Data Schedule for Franklin Maryland Tax-Free Income Fund Class II

      47. Financial Data Schedule for Franklin Kentucky Tax-Free Income
          Fund

      48. Financial Data Schedule for Franklin Federal Intermediate-Term Tax-Free Income Fund

      49. Financial Data Schedule for Franklin Arizona Insured Tax-Free Income Fund

      50. Financial Data Schedule for Franklin Florida Insured Tax-Free Income Fund

Item 25 Persons Controlled by or under Common Control with
         Registrant

         None

Item 26 Number of Holders of Securities

  As of March 31, 1997 the number of record holders of each series of securities of the Registrant were as follows:

                                    NUMBER OF          NUMBER OF
                                    RECORD HOLDERS     RECORD HOLDERS
TITLE OF CLASS                      CLASS I            CLASS II
---------------------------------------------------------------------
SHARES OF BENEFICIAL INTEREST

Alabama Fund                          3,624              134
Arizona Insured Fund                    806              N/A
Arizona Fund                         13,612              204
Colorado Fund                         5,584              174
Connecticut Fund                      4,112              143
Federal Intermediate-Term
 Fund                                 2,474              N/A
Florida Insured Fund                  1,463              806
Florida Fund                         23,475              615
Georgia Fund                          3,545              159
High Yield Fund                     100,578            6,241
Indiana Fund                          1,747              N/A
Insured Fund                         33,620              603
Kentucky Fund                         1,037              N/A
Louisiana Fund                        2,509               92
Maryland Fund                         5,055              210
Massachusetts Insured Fund            6,608              213
Michigan Insured Fund                27,880              659
Michigan Fund                           118              N/A
Minnesota Insured Fund               12,413              167
Missouri Fund                         7,077              183
New Jersey Fund                      15,342              531
North Carolina Fund                   6,028              340
Ohio Insured Fund                    17,084              465
Oregon Fund                           8,718              264
Pennsylvania Fund                    18,083              544
Puerto Rico Fund                      6,215              102
Texas Fund                            2,784               49
Virginia Fund                         6,855              245


Item 27 Indemnification

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28 Business and Other Connections of Investment Adviser

The officers and trustees of the Registrant's manager also serve as officers and/or trustees for (1) the manager's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Managers, Franklin Advisers, Inc. (SEC File 801-26292) and Franklin Investment Advisory Services, Inc.(SEC File 801-52152), incorporated herein by reference, which sets forth the officers and trustees of the investment managers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and trustees during the past two years.

ITEM 29 PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund, Inc.
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Advantaged High Yield Securities Fund
Franklin Tax-Advantaged International Bond Fund
Franklin Tax-Advantaged U.S.Government Securities Fund
Franklin Tax-Exempt Money Fund Franklin Templeton
Fund Allocator Series
Franklin Templeton Global Trust Franklin Templeton International Trust Franklin Templeton Money Fund Trust
Franklin Value Investors Trust Institutional Fiduciary Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Products Series Fund

(b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

(c) Not Applicable. Registrant's principal underwriter is an affiliated person of the Registrant.

Item 30 Location of Accounts and Records

     The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin/Templeton Investors Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA. 94404.

Item 31 Management Services

      There are no management-related service contracts not discussed in Part A or Part B.

Item 32 Undertakings

      (i) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

      (ii) The Registrant hereby undertakes to comply with the information requirements in Item 5A of the Form N-1A by including the required information in the Trust's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.


                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 27th day of June, 1997.

                                 FRANKLIN TAX-FREE TRUST
                                 By: Rupert H. Johnson, Jr.*
                                    Rupert H. Johnson, Jr., President

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*               Trustee and Principal
------------------------------------------------------------
/s/Rupert H. Johnson, Jr.             Executive Officer
                                      Dated:  June 27, 1997

MARTIN L. FLANAGAN*                   Principal Financial Officer
-----------------------------------------------------------------
Martin L. Flanagan                 Dated:  June 27, 1997

DIOMEDES LOO-TAM*                     Principal Accounting Officer
------------------------------------------------------------------
Diomedes Loo-Tam                   Dated:  June 27, 1997

FRANK H. ABBOTT, III*                 Trustee
-------------------------------------------------------------------
Frank H. Abbott, III               Dated:  June 27, 1997

HARRIS J. ASHTON*                     Trustee
-------------------------------------------------------------------
Harris J. Ashton                   Dated:  June 27, 1997

S. JOSEPH FORTUNATO*                  Trustee
-------------------------------------------------------------------
S. Joseph Fortunato                Dated:  June 27, 1997

DAVID W. GARBELLANO*                  Trustee
-------------------------------------------------------------------
David W. Garbellano                Dated:  June 27, 1997

CHARLES B. JOHNSON*                   Trustee
------------------------------------------------------------------
Charles B. Johnson                 Dated:  June 27, 1997

FRANK W. T. LAHAYE*                   Trustee
------------------------------------------------------------------
Frank W. T. LaHaye                 Dated:  June 27, 1997

GORDON S. MACKLIN*                    Trustee
-----------------------------------------------------------------
Gordon S. Macklin                  Dated:  June 27, 1997

*By /s/Larry L. Greene
        Attorney-in-Fact
        Pursuant to Powers of Attorney previously filed

                             FRANKLIN TAX-FREE TRUST
                             REGISTRATION STATEMENT
                                 EXHIBITS INDEX

EXHIBIT NO.               DESCRIPTION                      LOCATION

EX-99.B1(i)               Restated Agreement and           *
                          Declaration of Trust dated
                          October 26, 1984

EX-99.B1(ii)              Certificate of Amendment of      *
                          Agreement and Declaration of
                          Trust dated July 16, 1991

EX-99.B1(iii)             Certificate of Amendment of      *
                          Agreement and Declaration of
                          Trust dated April 21, 1992

EX-99.B1(iv)              Certificate of Amendment of      *
                          dated December 14, 1993

EX-99.B1(v)               Certificate of Amendment of      *
                          dated March 21, 1995

EX-99.B2(i)               By-Laws                          *

EX-99.B2(ii)              Amendment to By-Laws dated       *
                          December 8,1987

EX-99.B2(iii)             Amendments to By-Laws dated      *
                          April 21, 1992

EX.99.B2(iv)              Certificate of Amendment ot      *
                          By-Laws dated December 14, 1993

EX-99.B2(v)               Certificate of Secretary dated   *
                          February 28, 1994

EX-99.B5(i)               Management Agreement between     Attached
                          Registrant and Franklin
                          Adviser's, Inc. on behalf of
                          Franklin Connecticut Tax-Free
                          Income Fund dated October 1,
                          1996

EX-99.B5(ii)              Management Agreement between     *
                          Registrant and Franklin
                          Advisers, Inc. dated December
                          1, 1986

EX-99.B5(iii)             Amendment to Management          *
                          Agreement between Franklin
                          Tax-Free Trust and Franklin
                          Advisers, Inc. dated August 1,
                          1995

EX-99.B6(i)               Amended and Restated             *
                          Distribution Agreement between
                          the Registrant and
                          Franklin/Templeton
                          Distributors, Inc., dated March
                          29, 1995

EX-99.B6(ii)              Forms of Dealer Agreement        *
                          between Franklin/Templeton
                          Distributors, Inc. and
                          securities dealers

EX-99.B8(i)               Master Custodian Agreement       *
                          between Registrant and Bank of
                          New York dated February 16, 1996

EX-99.B8(ii)              Terminal Link Agreement between  *
                          Registrant and Bank of New York
                          dated February 16, 1996

EX-99.B9(i)               Agreement between Registrant     *
                          and Financial Guaranty
                          Insurance Company dated March
                          8, 1985

EX-99.B9(ii)              Amendment to Agreement between   *
                          Registrant and Financial
                          Guaranty Insurance Company

EX-99.B10(i)              Opinion and Consent of Counsel   *
                          dated April 21, 1995

EX-99.B11(i)              Consent of Independent Auditors  Attached

EX-99.B13(i)              Letter of Understanding dated    *
                          September 21, 1992

EX-99.B13(ii)             Letter of Understanding dated    *
                          April 12, 1994

EX-99.B15(i)              Distribution Plan pursuant to    Attached
                          Attached Rule 12b-1 on behalf of
                          Franklin Micigan Tax-Free
                          Income Fund dated June 1, 1996

EX-99.B15(ii)             Class I Shares Distribution      *
                          Plans pursuant to Rule 12b-1
                          dated July 1, 1993, and May 4,
                          1994

EX-99.B15(iii)            Class II shares Distribution     *
                          Plan pursuant to Rule 12b-1 on
                          behalf of the following funds
                          dated March 30, 1995

EX-99.B16(i)              Schedule for computation of      *
                          performance quotations

EX-99.B17(i)              Power of Attorney dated          *
                          February 16, 1995

EX-99.B17(ii)             Certificate of Secretary dated   *
                          February 16, 1995

EX-99.B18(i)              Form of Multiple Class Plan      *

EX-27.B-1                 Financial Data Schedule for      Attached
                          Franklin Insured Tax-Free
                          Income Fund Class I

EX-27.B-2                 Financial Data Schedule for      Attached
                          Franklin Insured Tax-Free
                          Income Fund Class II

EX-27.B-3                 Financial Data Schedule for      Attached
                          Massachusetts Insured Tax-Free
                          Income Fund Class I

EX-27.B-4                 Financial Data Schedule for      Attached
                          Massachusetts Insured Tax-Free
                          Income Fund Class II

EX-27.B-5                 Financial Data Schedule for      Attached
                          Franklin Michigan Insured
                          Tax-Free Income Fund Class I

EX-27.B-6                 Financial Data Schedule for      Attached
                          Franklin Michigan Insured
                          Tax-Free Income Fund Class II

EX-27.B-7                 Financial Data Schedule for      Attached
                          Franklin Minnesota Insured
                          Tax-Free Income Fund Class I

EX-27.B-8                 Financial Data Schedule for      Attached
                          Franklin Minnesota Insured
                          Tax-Free Income Fund Class II

EX-27.B-9                 Financial Data Schedule for      Attached
                          Franklin Ohio Insured Tax-Free
                          Income Fund Class I

EX-27.B-10                Financial Data Schedule for      Attached
                          Franklin Ohio Insured Tax-Free
                          Income Fund Class II

EX-27.B-11                Financial Data Schedule for      Attached
                          Franklin Puerto Rico Tax-Free
                          Income Fund Class I

EX-27.B-12                Financial Data Schedule for      Attached
                          Franklin Puerto Rico Tax-Free
                          Income Fund Class II

EX-27.B-13                Financial Data Schedule for      Attached
                          Franklin High-Yield Income
                          Fund Class I

EX-27.B-14                Financial Data Schedule for      Attached
                          Franklin High-Yield Tax-Free
                          Income Fund Class II

EX-27.B-15                Financial Data Schedule for      Attached
                          Franklin Pennsylvania Tax-Free
                          Income Fund Class I

EX-27.B-16                Financial Data Schedule for      Attached
                          Franklin Pennsylvania Tax-Free
`                         Income FundClass II

EX-27.B-17                Financial Data Schedule for      Attached
                          Franklin Colorado Tax-Free
                          Income Fund Class I

EX-27.B-18                Financial Data Schedule for      Attached
                          Franklin Colorado Tax-Free
                          Income Fund Class II

EX-27.B-19                Financial Data Schedule for      Attached
                          Franklin Michigan Tax-Free
                          Income Fund

EX-27.B-20                Financial Data Schedule for      Attached
                          Franklin Georgia Tax-Free
                          Income Fund Class I

EX-27.B-21                Financial Data Schedule for      Attached
                          Franklin Georgia Tax-Free
                          Income Fund Class II

EX-27.B-22                Financial Data Schedule for      Attached
                          Franklin Missouri Tax-Free
                          Income Fund Class I

EX-27.B-23                Financial Data Schedule for      Attached
                          Franklin Missouri Tax-Free
                          Income Fund Class II

EX-27.B-24                Financial Data Schedule for      Attached
                          Franklin Oregon Tax-Free
                          Income Fund Class I

EX-27.B-25                Financial Data Schedule for      Attached
                          Franklin Oregon Tax-Free
                          Income Fund Class II

EX-27.B-26                Financial Data Schedule for      Attached
                          Franklin Texas Tax-Free Income
                          Fund Class I

EX-27.B-27                Financial Data Schedule for      Attached
                          Franklin Texas Tax-Free Income
                          Fund Class II

EX-27.B-28                Financial Data Schedule for      Attached
                          Franklin Virginia Tax-Free
                          Income Fund Class I

EX-27.B-29                Financial Data Schedule for      Attached
                          Franklin Virginia Tax-Free
                          Income Fund Class II

EX-27.B-30                Financial Data Schedule for      Attached
                          Franklin Alabama Tax-Free
                          Income Fund Class I

EX-27.B-31                Financial Data Schedule for      Attached
                          Franklin Alabama Tax-Free
                          Income Fund Class II

EX-27.B-32                Financial Data Schedule for      Attached
                          Franklin Florida Tax-Free
                          Income Fund Class I

EX-27.B-33                Financial Data Schedule for      Attached
                          Franklin Florida Tax-Free
                          Income Fund Class II

EX-27.B-34                Financial Data Schedule for      Attached
                          Franklin Indiana Tax-Free
                          Income Fund

EX-27.B-35                Financial Data Schedule for      Attached
                          Franklin Louisiana Tax-Free
                          Income Fund Class I

EX-27.B-36                Financial Data Schedule for      Attached
                          Franklin Louisiana Tax-Free
                          Income Fund Class II

EX-27.B-37                Financial Data Schedule for      Attached
                          Franklin North Carolina
                          Tax-Free Income Fund Class I

EX-27.B-38                Financial Data Schedule for      Attached
                          Franklin North Carolina
                          Tax-Free Income Fund Class II

EX-27.B-39                Financial Data Schedule for      Attached
                          Franklin Arizona Tax-Free
                          Income Fund Class I

EX-27.B-40                Financial Data Schedule for      Attached
                          Franklin Arizona Tax-Free
                          Income Fund Class II

EX-27.B-41                Financial Data Schedule for      Attached
                          Franklin New Jersey Tax-Free
                          Income Fund Class I

EX-27.B-42                Financial Data Schedule for      Attached
                          Franklin New Jersey Tax-Free
                          Income Fund Class II

EX-27.B-43                Financial Data Schedule for      Attached
                          Franklin Connecticut Tax-Free
                          Income Fund Class I

EX-27.B-44                Financial Data Schedule for      Attached
                          Franklin Connecticut Tax-Free
                          Income Fund Class II

EX-27.B-45                Financial Data Schedule for      Attached
                          Franklin Maryland Tax-Free
                          Income Fund Class I

EX-27.B-46                Financial Data Schedule for      Attached
                          Franklin Maryland Tax-Free
                          Income Fund Class II

EX-27.B-47                Financial Data Schedule for      Attached
                          Franklin Kentucky Tax-Free
                          Income Fund

EX-27.B-48                Financial Data Schedule for      Attached
                          Franklin Federal Intermediate-
                          Term Tax-Free Income Fund

EX-27.B-49                Financial Data Schedule for      Attached
                          Franklin Arizona Insured
                          Tax-Fee Income Fund

EX-27.B-50                Financial Data Schedule for      Attached
                          Franklin Florida Insured
                          Tax-Fee Income Fund


*Incorporated by Reference